UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI International Small Cap Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Centrica PLC (United Kingdom, Multi-Utilities)	0.3
Melrose Industries PLC (United Kingdom, Aerospace & Defense)	0.3
ASR Nederland NV (Netherlands, Insurance)	0.3
BE Semiconductor Industries NV (Netherlands, Semiconductors & Semiconductor Equipment)	0.3
Atlas Arteria Ltd. unit (Australia, Transportation Infrastructure)	0.3
Trelleborg AB (B Shares) (Sweden, Machinery)	0.2
The Weir Group PLC (United Kingdom, Machinery)	0.2
Rightmove PLC (United Kingdom, Interactive Media & Services)	0.2
Georg Fischer AG (Reg.) (Switzerland, Machinery)	0.2
Banco de Sabadell SA (Spain, Banks)	0.2
2.5

Market Sectors (% of Fund's net assets)

Industrials	22.8
Consumer Discretionary	12.0
Financials	11.6
Real Estate	11.4
Materials	9.8
Information Technology	9.3
Health Care	6.5
Consumer Staples	6.2
Communication Services	3.9
Utilities	3.1
Energy	2.6

Asset Allocation (% of Fund's net assets)

Futures - 1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value ($)
Australia - 9.6%
29Metals Ltd.	71,126	56,265
Abacus Property Group unit	107,933	191,113
Accent Group Ltd.	105,803	179,048
Adbri Ltd.	97,577	103,025
AGL Energy Ltd.	180,967	996,222
Allkem Ltd. (a)	154,296	1,267,156
ALS Ltd.	123,243	1,075,633
Altium Ltd.	31,608	805,728
Alumina Ltd.	651,516	661,250
AMP Ltd.	782,922	591,935
Ansell Ltd.	33,635	598,539
APM Human Services International ltd.	74,853	93,795
Arafura Rare Earths Ltd. (a)	471,006	129,391
ARB Corp. Ltd.	21,301	455,050
Arena (REIT) unit	91,498	227,457
Argosy Minerals Ltd. (a)	323,986	88,179
Atlas Arteria Ltd. unit	389,883	1,695,145
Aub Group Ltd.	26,925	493,466
Aussie Broadband Ltd. (a)	48,357	106,568
Austal Ltd.	88,419	97,040
Australian Agricultural Co. Ltd. (a)	54,804	55,824
Australian Clinical Labs Ltd.	30,693	72,016
Australian Ethical Investment Ltd.	21,824	47,103
AVZ Minerals Ltd. (a)(b)	776,046	400,538
Bank of Queensland Ltd.	174,382	673,399
Bapcor Ltd.	88,809	387,526
Beach Energy Ltd.	419,551	412,959
Bega Cheese Ltd.	78,208	196,931
Bellevue Gold Ltd. (a)	260,483	244,529
Bendigo & Adelaide Bank Ltd.	151,905	874,555
Blackmores Ltd.	4,468	282,229
Boral Ltd. (a)	105,108	288,507
Boss Energy Ltd. (a)	91,023	160,281
BrainChip Holdings Ltd. (a)(c)	396,368	107,297
Breville Group Ltd.	27,045	371,531
Brickworks Ltd.	20,079	334,078
BWP Trust	127,175	327,823
Calix Ltd. (a)	39,045	122,960
Capricorn Metals Ltd. (a)	76,681	225,634
carsales.com Ltd.	95,578	1,515,706
Centuria Capital Group unit	120,555	138,134
Centuria Industrial REIT	154,107	320,482
Centuria Office REIT unit	106,287	100,595
Chalice Mining Ltd. (a)	89,823	477,534
Challenger Ltd.	152,185	612,397
Champion Iron Ltd.	89,271	387,871
Charter Hall Group unit	126,135	938,426
Charter Hall Long Wale REIT unit	163,871	474,371
Charter Hall Retail REIT	137,897	354,964
Charter Hall Social Infrastruc	91,948	184,967
Cleanaway Waste Management Ltd.	595,831	959,561
Clinuvel Pharmaceuticals Ltd.	10,728	144,365
Codan Ltd./Australia	27,154	131,902
Collins Foods Ltd.	30,404	175,291
Core Lithium Ltd. (a)(c)	424,380	279,354
Coronado Global Resources, Inc. CDI (d)	205,092	226,127
Corporate Travel Management Ltd.	33,705	471,576
Costa Group Holdings Ltd.	126,172	209,374
Credit Corp. Group Ltd.	18,349	220,951
Cromwell Property Group unit	386,451	146,440
CSR Ltd.	126,357	442,341
Data#3 Ltd.	39,519	199,500
De Grey Mining Ltd. (a)	350,475	376,170
Deterra Royalties Ltd.	109,176	334,774
Dexus Industria (REIT)	59,137	109,580
Dicker Data Ltd.	17,051	92,274
Domain Holdings Australia Ltd.	68,856	153,570
Dominos Pizza Enterprises Ltd.	16,439	553,329
Downer EDI Ltd.	181,739	429,946
Eagers Automotive Ltd.	41,514	392,036
Elders Ltd.	42,355	228,040
Evolution Mining Ltd.	492,243	1,160,699
EVT Ltd.	29,113	233,319
Firefinch Ltd. (a)(b)	325,521	43,079
Fleetpartners Group Ltd. (a)	68,842	95,950
Flight Centre Travel Group Ltd. (a)	42,247	554,777
G8 Education Ltd.	206,114	166,902
Gold Road Resources Ltd.	269,722	335,611
GrainCorp Ltd.	58,766	266,256
Grange Resources Ltd.	140,277	57,575
Growthpoint Properties Australia Ltd.	72,411	156,962
GUD Holdings Ltd.	38,138	243,280
GWA Group Ltd.	56,749	66,290
Hansen Technologies Ltd.	43,890	131,462
Harvey Norman Holdings Ltd.	148,550	356,759
Healius Ltd.	157,231	312,464
Helia Group Ltd.	93,105	195,575
Hmc Capital Ltd.	54,484	142,623
HomeCo Daily Needs (REIT) unit	382,123	305,464
HUB24 Ltd.	20,618	389,853
Iluka Resources Ltd.	112,732	828,351
Imdex Ltd.	107,220	148,161
Imugene Ltd. (a)	1,469,358	122,659
Incitec Pivot Ltd.	520,181	1,108,306
Ingenia Communities Group unit	98,940	281,996
Inghams Group Ltd.	100,229	187,097
Insignia Financial Ltd.	159,871	317,307
Integral Diagnostics Ltd.	53,216	111,480
Invocare Ltd.	37,145	274,337
ioneer Ltd. (a)	395,025	80,659
IPH Ltd.	56,730	306,891
Iress Ltd.	45,981	315,935
JB Hi-Fi Ltd.	29,183	863,692
Johns Lyng Group Ltd.	45,859	206,760
Judo Capital Holdings Ltd. (a)	149,789	123,480
Jumbo Interactive Ltd.	14,631	127,271
Karoon Energy Ltd. (a)	152,132	217,474
Kelsian Group Ltd.	35,619	145,202
Lake Resources NL (a)(c)	337,543	95,272
Leo Lithium Ltd.	241,627	84,863
Lifestyle Communities Ltd.	25,453	288,184
Link Administration Holdings Ltd.	137,768	194,367
Liontown Resources Ltd. (a)(c)	441,403	811,747
Lovisa Holdings Ltd.	15,984	283,575
Lynas Rare Earths Ltd. (a)	242,249	1,040,437
MA Financial Group Ltd.	26,504	81,525
Maas Group Holdings Ltd.	26,313	52,828
Magellan Financial Group Ltd.	37,387	202,619
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	754
Mayne Pharma Group Ltd. (a)	19,079	52,647
McMillan Shakespeare Ltd.	16,479	168,337
Megaport Ltd. (a)	40,203	152,014
Mesoblast Ltd. (a)(c)	189,781	108,390
Metcash Ltd.	257,591	667,551
Mincor Resources NL (a)(c)	99,831	93,318
Monadelphous Group Ltd.	24,763	204,124
Mount Gibson Iron Ltd. (a)	164,689	52,072
Nanosonics Ltd. (a)	69,633	265,276
National Storage REIT unit	317,555	528,914
Neometals Ltd. (a)	128,947	53,532
Netwealth Group Ltd.	32,995	299,827
Neuren Pharmaceuticals Ltd. (a)	28,866	272,280
New Hope Corp. Ltd.	143,646	507,777
NEXTDC Ltd. (a)	122,570	940,548
NIB Holdings Ltd.	128,943	661,618
Nick Scali Ltd.	17,611	113,984
Nine Entertainment Co. Holdings Ltd.	392,019	540,756
Novonix Ltd. (a)(c)	78,582	52,055
NRW Holdings Ltd.	117,224	188,388
Nufarm Ltd.	100,446	373,481
Objective Corp. Ltd.	5,693	48,737
Omni Bridgeway Ltd. (a)	68,946	105,134
oOh!media Ltd.	128,790	141,109
Orora Ltd.	224,986	514,215
OZ Minerals Ltd.	89,872	1,575,910
Paladin Energy Ltd. (Australia) (a)	726,418	319,494
Pepper Money Ltd.	51,004	44,133
Perenti Ltd. (a)	170,395	130,577
Perpetual Trustees Australia Ltd.	30,404	496,889
Perseus Mining Ltd. (Australia)	346,573	512,198
PEXA Group Ltd. (a)	44,660	396,346
Pinnacle Investment Management Group Ltd.	32,600	179,527
Platinum Asset Management Ltd.	144,207	168,463
PointsBet Holdings Ltd.	54,773	57,070
PointsBet Holdings Ltd. warrants 7/8/24 (a)(b)	2,964	0
PolyNovo Ltd. (a)	166,615	181,007
Premier Investments Ltd.	23,062	401,356
Pro Medicus Ltd.	12,361	507,381
PWR Holdings Ltd.	20,303	135,621
Qube Holdings Ltd.	448,923	918,405
Ramelius Resources Ltd.	233,550	203,821
Region RE Ltd. unit	301,843	493,954
Regis Resources Ltd.	198,963	281,520
Rural Funds Group unit	105,848	137,905
Sandfire Resources NL	131,989	575,057
Sayona Mining Ltd. (a)(c)	1,851,022	250,031
Select Harvests Ltd.	32,611	95,691
Seven Group Holdings Ltd.	43,783	691,577
Seven West Media Ltd. (a)	251,394	64,290
Sigma Healthcare Ltd.	284,839	132,199
Silex Systems Ltd. (a)	41,739	93,274
Silver Lake Resources Ltd. (a)	252,293	212,691
SiteMinder Ltd. (a)	59,108	143,359
Smartgroup Corp. Ltd.	34,093	152,603
Solgold PLC (a)	319,599	76,315
Steadfast Group Ltd.	276,067	1,088,369
Strike Energy Ltd. (a)	524,309	165,626
Super Retail Group Ltd.	42,859	386,785
Syrah Resources Ltd. (a)	171,742	132,791
Tabcorp Holdings Ltd.	618,383	431,332
Technology One Ltd.	78,010	786,483
Telix Pharmaceuticals Ltd. (a)	59,535	402,986
Temple & Webster Group Ltd. (a)	23,963	64,249
TerraCom Ltd.	152,351	64,925
The Star Entertainment Group Ltd. (a)	392,133	332,402
Tietto Minerals Ltd. (a)	177,430	70,448
Tyro Payments Ltd. (a)	105,311	111,480
United Malt Group Ltd.	68,053	199,375
Ventia Services Group Pty Ltd.	127,759	222,513
Viva Energy Group Ltd. (d)	225,070	465,220
Vulcan Energy Resources Ltd. (a)(c)	25,354	100,967
Vulcan Steel Ltd.	12,441	64,347
Waypoint (REIT) unit	178,451	309,928
Webjet Ltd. (a)	100,498	496,997
Weebit Nano Ltd. (a)	44,635	158,079
West African Resources Ltd. (a)	263,014	170,166
Whitehaven Coal Ltd.	225,238	1,080,867
WorleyParsons Ltd.	84,164	845,635
Zip Co. Ltd. (a)(c)	167,891	57,358
TOTAL AUSTRALIA		66,341,878
Austria - 1.1%
Agrana Beteiligungs AG	3,231	60,702
ams-OSRAM AG (a)(c)	74,379	510,921
Andritz AG	18,218	1,181,379
AT&S Austria Technologie & Systemtechnik AG (c)	6,772	206,699
BAWAG Group AG (d)	22,756	1,107,305
CA Immobilien Anlagen AG (a)	11,569	335,269
DO & CO Restaurants & Catering AG (a)(c)	1,842	215,554
EVN AG	9,726	234,168
Immofinanz AG (b)	25,803	0
Immofinanz AG (a)(c)	9,022	147,331
Kontron AG (c)	11,654	225,112
Lenzing AG (c)	3,607	235,691
Oesterreichische Post AG (c)	8,869	342,046
Palfinger AG	4,194	137,948
PORR AG	4,694	71,688
Raiffeisen International Bank-Holding AG (a)	40,170	615,703
S IMMO AG rights (a)(b)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,815	176,805
Semperit AG Holding	2,838	74,584
UNIQA Insurance Group AG	32,362	289,913
Vienna Insurance Group AG	10,357	304,140
Wienerberger AG	30,034	903,479
TOTAL AUSTRIA		7,376,437
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	189,967	196,723
Bailiwick of Jersey - 0.1%
JTC PLC (d)	35,609	354,880
Belgium - 1.6%
Ackermans & Van Haaren SA	6,287	1,105,652
Aedifica SA	10,569	882,183
Agfa-Gevaert NV (a)	34,962	98,045
Barco NV	18,899	551,441
Bekaert SA	9,323	433,521
Bpost SA	27,401	134,601
Cofinimmo SA	8,318	794,200
Colruyt NV	14,573	403,858
Deme Group NV	1,988	262,431
Econocom Group SA	27,561	94,601
Euronav NV	47,140	805,125
Exmar NV	8,742	114,438
Fagron NV	18,790	349,081
Galapagos NV (a)	12,501	485,030
Immobel SA	1,255	62,506
Intervest Offices & Warehouses NV	5,808	119,933
Ion Beam Applications SA	5,750	105,303
KBC Ancora	9,510	457,516
Kinepolis Group NV	3,703	187,287
Melexis NV	5,338	507,906
Montea SICAFI SCA	3,412	298,519
Ontex Group NV (a)	18,119	155,230
Proximus	39,852	339,447
Recticel SA	11,402	162,325
Retail Estates NV	2,897	214,516
Shurgard Self Storage Europe SARL	7,305	377,717
Telenet Group Holding NV	12,245	283,888
Tessenderlo Group	6,629	219,500
VGP NV	3,325	348,063
X-Fab Silicon Foundries SE (a)(d)	15,940	135,508
Xior Student Housing NV (a)	7,039	223,381
TOTAL BELGIUM		10,712,752
Bermuda - 0.0%
Cool Co. Ltd.	3,726	45,836
China - 0.3%
AustAsia Group Ltd.	24,480	9,980
CITIC 1616 Holdings Ltd.	453,000	181,992
E-Commodities Holdings Ltd.	356,000	59,115
Fosun Tourism Group (a)(d)	67,800	79,034
Health & Happiness H&H International Holdings Ltd.	61,500	105,317
Kerry Logistics Network Ltd.	92,000	130,353
Shangri-La Asia Ltd. (a)	290,000	267,529
Theme International Holdings Ltd. (a)	1,300,000	151,061
TI Fluid Systems PLC (d)	92,146	122,521
Vesync Co. Ltd.	109,000	42,532
VSTECS Holdings Ltd.	182,000	104,558
Yangzijiang Shipbuilding Holdings Ltd.	699,900	652,684
Yanlord Land Group Ltd.	158,400	101,245
TOTAL CHINA		2,007,921
Cyprus - 0.0%
Atalaya Mining PLC	29,936	124,529
Denmark - 2.2%
ALK-Abello A/S (a)	35,777	451,675
Alm. Brand A/S	229,074	422,963
Ambu A/S Series B (a)(c)	45,404	719,537
Bavarian Nordic A/S (a)	19,222	526,548
Better Collective A/S (a)	8,281	175,229
cBrain A/S	3,040	62,557
Cementir SpA	12,845	107,711
Chemometec A/S (a)	4,491	258,791
D/S Norden A/S	6,028	378,193
DFDS A/S	9,522	382,316
FLSmidth & Co. A/S (c)	14,034	552,688
GN Store Nord A/S (a)	35,318	939,795
H Lundbeck A/S	74,857	395,726
H Lundbeck A/S Class A	18,137	91,161
ISS A/S	42,360	882,957
Jyske Bank A/S (Reg.) (a)	12,984	946,472
Matas A/S	9,923	124,688
Netcompany Group A/S (a)(d)	10,840	417,928
Nilfisk Holding A/S (a)	2,966	60,684
NKT A/S (a)(c)	11,051	578,648
NTG Nordic Transport Group A/S (a)	2,161	114,527
Per Aarsleff Holding A/S	4,915	211,437
Ringkjoebing Landbobank A/S	7,226	1,014,279
Royal Unibrew A/S	13,492	1,204,297
Scandinavian Tobacco Group A/S (d)	15,088	293,976
Schouw & Co.	3,436	292,069
SimCorp A/S	10,764	1,163,998
Solar Holding A/S	1,496	122,298
Spar Nord Bank A/S	22,959	372,326
Sydbank A/S	15,799	703,475
Topdanmark A/S	12,177	641,567
Trifork Holding AG	3,549	84,364
Zealand Pharma A/S (a)	12,010	405,157
TOTAL DENMARK		15,100,037
Egypt - 0.1%
Centamin PLC	306,432	397,817
Energean PLC	33,797	525,833
TOTAL EGYPT		923,650
Faroe Islands - 0.1%
Bakkafrost	13,479	981,482
Finland - 1.4%
Aktia Bank Oyj (A Shares)	14,402	144,889
Anora Group Oyj	10,152	59,288
Cargotec Corp. (B Shares)	10,491	578,580
Caverion Oyj	25,529	241,921
Citycon Oyj	22,215	167,679
F-Secure Corp.	30,793	99,078
Finnair Oyj (a)	167,735	98,143
Huhtamaki Oyj	26,088	938,281
Incap Oyj (c)	4,332	53,462
Jervois Global Ltd. (a)	446,222	26,255
Kemira Oyj	29,148	510,358
Kempower OYJ (a)(c)	4,501	163,669
Kojamo OYJ	36,942	458,761
Konecranes Oyj	16,117	629,923
Marimekko Oyj	6,851	70,773
Metsa Board OYJ (B Shares)	47,851	344,571
Musti Group OYJ	8,678	179,675
Nokian Tyres PLC	36,042	350,601
Oriola-KD Oyj	30,130	48,273
Outokumpu Oyj (A Shares) (c)	97,243	529,653
Puuilo Oyj	13,816	106,795
Qt Group Oyj (a)	4,499	386,384
Revenio Group Oyj	6,481	243,522
Rovio Entertainment OYJ (d)	11,163	114,579
Sanoma Corp.	18,830	163,500
Talenom OYJ	7,930	67,458
TietoEVRY Oyj	23,766	758,397
Tokmanni Group Corp.	13,498	184,579
Uponor Oyj	14,911	397,288
Valmet Corp.	44,655	1,506,668
YIT OYJ	37,231	96,326
TOTAL FINLAND		9,719,329
France - 3.8%
AB Science SA (a)(c)	6,846	48,279
ABC Arbitrage SA	8,188	54,675
Air France KLM (Reg.) (a)	314,017	542,725
Akwel	2,255	33,545
ALD SA (d)	38,421	461,887
Altarea SCA	1,094	143,211
ALTEN	7,866	1,334,802
Antin Infrastructure Partners SA	9,573	161,392
Atos SE (a)(c)	27,153	375,046
Aubay	1,973	96,854
Believe SA (a)	5,489	65,443
Beneteau SA	10,065	161,701
BIC SA	6,650	409,981
Boiron SA	1,135	49,901
Bonduelle SCA	3,810	48,028
Carmila SA	15,544	262,743
Casino Guichard Perrachon SA (a)(c)	11,813	100,359
CGG SA (a)	194,688	145,878
Chargeurs SA	4,724	77,456
Coface SA	28,489	435,094
Compagnie des Alpes	5,315	84,218
Compagnie Plastic Omnium SA	15,735	277,935
Derichebourg	26,303	162,161
Elior SA (a)(d)	35,246	122,338
Elis SA	52,349	1,038,301
Equasens	1,272	100,496
Eramet SA	2,714	263,468
Esker SA	1,454	221,098
Etablissements Maurel & Prom	14,221	54,344
Euroapi SASU	14,109	169,381
Eutelsat Communications (c)	45,656	303,108
Faurecia SA (a)	42,183	871,527
Fnac Darty SA	4,394	165,394
Gaztransport et Technigaz SA	7,025	750,475
ICADE	9,344	437,792
ID Logistics Group (a)	694	203,798
Imerys SA	8,879	364,348
Interparfums SA	5,111	405,490
Ipsos SA	10,834	586,871
JCDecaux SA (a)	17,380	384,553
Kaufman & Broad SA	3,466	112,666
Korian SA (c)	19,959	172,754
LISI	5,269	149,212
Maisons du Monde SA (d)	7,866	82,775
Manitou BF SA	2,742	67,680
McPhy Energy SA (a)(c)	5,607	75,994
Mercialys SA	20,325	204,253
Mersen SA (c)	4,809	193,945
Mersen SA rights 5/2/23 (a)(c)	4,809	7,812
Metropole Television SA	6,847	110,455
Neoen SA (d)	18,432	552,438
Nexans SA	6,519	559,219
Nexity	10,637	278,723
Orpea (a)(c)	14,951	44,086
Peugeot Invest	1,377	168,726
Pierre Et Vacances La Defense	36,714	66,994
Quadient SA	9,385	186,144
Rexel SA	65,609	1,518,186
Rubis SCA	24,775	731,083
SCOR SE	40,860	1,054,454
Seche Environment SA	613	70,113
SES-imagotag SA (a)	1,290	206,110
SMCP S.A.S. (a)(d)	11,380	100,568
Soitec SA (a)	7,161	1,054,987
Sopra Steria Group	4,164	899,309
SPIE SA	34,961	1,089,445
Technip Energies NV	36,576	811,301
Television Francaise 1 SA	11,212	90,311
Trigano SA	2,348	305,297
Ubisoft Entertainment SA (a)	25,170	737,158
Vallourec SA (a)	37,255	424,265
Valneva SE (a)(c)	30,006	145,282
Verallia SA (d)	20,021	812,291
Vicat SA	4,883	142,316
Vilmorin & Cie	1,510	71,630
Virbac SA	1,148	391,512
Voltalia SA (a)(c)	10,720	162,774
Waga Energy SA (a)	1,380	36,191
Wavestone	2,165	111,289
TOTAL FRANCE		25,975,844
Gabon - 0.0%
BW Energy Ltd. (a)	24,507	65,769
Georgia - 0.1%
Bank of Georgia Group PLC	9,745	362,512
TBC Bank Group PLC	11,162	330,356
TOTAL GEORGIA		692,868
Germany - 4.7%
1&1 AG	11,889	138,603
Aareal Bank AG	15,633	532,283
About You Holding AG (a)(c)	10,088	62,027
Adesso AG	888	132,683
ADVA Optical Networking SE (a)	4,519	99,590
Aixtron AG	30,522	861,993
Amadeus Fire AG	1,558	229,359
ATOSS Software AG	1,073	214,713
AURELIUS AG (c)	7,432	137,335
Aurubis AG	8,348	780,046
Auto1 Group SE (a)(d)	23,498	184,665
Basler AG	3,024	65,043
BayWa AG	3,874	165,628
Bertrandt AG (a)	1,549	86,196
Bilfinger Berger AG	8,358	361,019
Borussia Dortmund GmbH & Co. KGaA (a)	20,697	103,197
CANCOM AG	9,560	342,992
CECONOMY AG (a)	39,523	120,112
Cewe Stiftung & Co. KGAA	1,512	155,611
CompuGroup Medical AG	7,276	399,107
CropEnergies AG	7,114	82,152
CTS Eventim AG	15,438	1,013,863
CureVac NV (a)	15,379	112,861
Datagroup AG	1,166	85,697
Dermapharm Holding SE	5,172	259,078
Deutsche Beteiligungs AG	3,877	122,395
Deutsche EuroShop AG (c)	4,062	91,533
Deutsche Pfandbriefbank AG (d)	36,138	332,501
Deutz AG	30,974	205,293
DIC Asset AG	11,297	85,768
DIC Asset AG rights (a)	11,297	9,336
Draegerwerk AG & Co. KGaA	811	37,354
Duerr AG	13,876	480,105
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,038	208,235
ELMOS Semiconductor AG	2,160	162,799
ElringKlinger AG	7,372	82,613
Encavis AG	32,721	565,166
Energiekontor AG	1,725	137,806
Evotec OAI AG (a)	37,827	692,956
Fielmann AG	6,821	352,954
Flatex AG (a)	17,997	193,351
Fraport AG Frankfurt Airport Services Worldwide (a)	9,852	528,358
Freenet AG	30,222	860,514
Gerresheimer AG	9,296	1,011,010
GFT Technologies AG	4,664	183,677
Grand City Properties SA	26,568	221,321
Grenkeleasing AG	7,555	270,142
Hamborner (REIT) AG	18,358	144,635
Hamburger Hafen und Logistik AG	7,203	99,371
Heidelberger Druckmaschinen AG (a)	70,692	145,976
Hensoldt AG	9,994	374,421
Hochtief AG	7,361	614,415
Hornbach Holding AG & Co. KGaA	2,274	192,940
Hugo Boss AG	15,111	1,135,918
Hypoport AG (a)(c)	1,064	170,118
INDUS Holding AG	5,509	162,989
Instone Real Estate Group BV (d)	12,822	102,432
Jenoptik AG	13,982	444,947
JOST Werke AG (d)	3,651	201,554
K+S AG	51,135	1,019,293
KION Group AG	19,571	806,973
Kloeckner & Co. AG	20,161	223,265
Krones AG	3,753	491,289
KWS Saat AG	2,997	194,181
Lanxess AG	21,861	887,907
MBB SE	532	48,480
Medios AG (a)(c)	3,771	75,626
Metro Wholesale & Food Specialist AG (a)	33,388	283,469
Montana Aerospace AG (a)(d)	5,924	107,101
Morphosys AG (a)(c)	9,298	195,303
Nagarro SE (a)(c)	2,235	239,625
Nordex SE (a)	37,318	447,393
NORMA Group AG	8,651	205,140
OHB SE	1,543	54,832
Patrizia Immobilien AG	12,611	135,348
Pfeiffer Vacuum Technology AG	935	155,572
PNE AG	9,400	153,503
ProSiebenSat.1 Media AG	47,178	422,122
PVA TePla AG (a)	5,342	114,195
Salzgitter AG	8,152	321,940
Schaeffler AG	33,418	241,929
secunet Security Network AG	444	97,849
SGL Carbon AG (a)(c)	16,688	153,360
Siltronic AG	4,051	290,816
Sirius Real Estate Ltd.	318,401	322,321
Sixt SE	3,576	442,506
SMA Solar Technology AG (a)	2,822	304,115
Software AG (Bearer)	14,046	478,248
Softwareone Holding AG	25,340	380,164
Stabilus Se	6,713	437,906
Steico AG	1,515	75,372
STRATEC Biomedical Systems AG	2,157	148,075
Stroeer SE & Co. KGaA	9,003	493,243
Suedzucker AG (Bearer)	19,481	393,259
SUSE SA (a)	11,478	216,274
Synlab AG	18,202	192,144
TAG Immobilien AG	47,715	407,473
Takkt AG	8,933	142,924
TeamViewer AG (a)(d)	37,430	687,746
Thyssenkrupp AG (c)	125,144	896,877
Tonies SE (a)	13,890	83,567
TUI AG (GB) (a)(c)	115,025	733,486
Varta AG (c)	4,982	128,733
VERBIO Vereinigte BioEnergie AG	6,043	224,667
VIB Vermoegen AG	2,168	44,291
Vitesco Technologies Group AG (a)	5,440	371,649
Vossloh AG	2,405	110,110
Wacker Construction Equipment AG	7,213	175,651
Wuestenrot & Wuerttembergische AG	5,955	108,270
TOTAL GERMANY		32,716,338
Ghana - 0.0%
Tullow Oil PLC (a)	313,339	110,103
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	46,348	830,012
Hong Kong - 1.7%
ASMPT Ltd.	81,900	643,911
Bank of East Asia Ltd.	324,202	427,269
C-Mer Eye Care Holdings Ltd. (a)	152,000	87,071
Cadeler A/S (a)	29,269	127,545
Cafe de Coral Holdings Ltd.	96,000	134,466
Champion (REIT)	711,000	296,778
Chinese Estates Holdings Ltd. (a)	134,000	38,709
Chow Sang Sang Holdings International Ltd.	103,000	135,332
Citychamp Watch & Jewel Gr Ltd. (a)	338,000	50,844
CK Life Sciences International Holding, Inc.	800,000	80,757
Comba Telecom Systems Holdings Ltd.	528,000	103,332
Cowell e Holdings, Inc. (a)	80,000	154,737
Dah Sing Banking Group Ltd.	114,400	91,760
Dah Sing Financial Holdings Ltd.	40,000	102,477
EC Healthcare	130,000	87,537
Far East Consortium International Ltd.	327,906	82,834
Fortune (REIT)	394,000	329,608
Guotai Junan International Holdings Ltd.	791,000	66,809
Haitong International Securities Group Ltd.	635,700	53,660
Hang Lung Group Ltd.	218,000	383,249
HKBN Ltd.	224,000	158,066
Hong Kong Television Network Ltd. (c)	153,000	96,240
Hutchison Port Holdings Trust	1,425,600	270,439
Hutchison Telecommunications Hong Kong Holdings Ltd.	376,000	65,228
Hysan Development Co. Ltd.	166,000	469,124
Johnson Electric Holdings Ltd.	100,000	111,806
K Wah International Holdings Ltd.	305,000	105,397
Kerry Properties Ltd.	154,500	398,626
Kingkey Financial International Holdings Ltd. (a)	920,000	226,379
Luk Fook Holdings International Ltd.	96,000	307,634
Man Wah Holdings Ltd.	478,800	402,784
Melco Crown Entertainment Ltd. sponsored ADR (a)	54,969	749,777
Melco International Development Ltd. (a)	186,000	216,473
Nissin Foods Co. Ltd.	65,000	58,067
NWS Holdings Ltd.	421,000	364,654
Pacific Basin Shipping Ltd.	1,401,000	487,487
Pacific Textile Holdings Ltd.	247,000	79,474
PAX Global Technology Ltd.	189,000	155,687
PCCW Ltd.	1,126,000	587,353
Perfect Shape (PRC) Holdings Ltd.	102,931	50,202
Prosperity (REIT)	350,000	84,899
Realord Group Holdings Ltd. (a)(c)	116,000	80,263
Sa Sa International Holdings Ltd. (a)	294,000	69,124
Shun Tak Holdings Ltd. (a)	372,000	67,528
SmarTone Telecommunications Holdings Ltd.	92,000	55,996
Stella International Holdings Ltd.	133,500	138,994
Sun Hung Kai & Co. Ltd.	162,000	59,775
Sunevision Holdings Ltd.	176,000	100,001
Sunlight (REIT)	279,000	108,192
Texhong International Group Lt	77,000	56,248
The United Laboratories International Holdings Ltd.	276,000	223,472
United Energy Group Ltd.	2,110,000	317,964
Value Partners Group Ltd.	254,000	80,617
Vitasoy International Holdings Ltd.	232,000	410,370
Viva China Holdings Ltd. (a)	1,056,000	179,274
Vtech Holdings Ltd.	42,900	257,552
Yue Yuen Industrial (Holdings) Ltd.	217,500	327,322
TOTAL HONG KONG		11,457,173
Indonesia - 0.1%
Bumitama Agri Ltd.	88,500	38,254
First Pacific Co. Ltd.	624,000	208,955
First Resources Ltd.	152,700	176,045
Golden Agri-Resources Ltd.	1,709,500	353,547
Nickel Industries Ltd.	280,577	178,513
TOTAL INDONESIA		955,314
Iraq - 0.0%
Genel Energy PLC	41,866	58,508
Gulf Keystone Petroleum Ltd.	57,730	98,526
TOTAL IRAQ		157,034
Ireland - 0.4%
C&C Group PLC (United Kingdom) (a)	107,183	210,674
Cairn Homes PLC	172,092	194,179
COSMO Pharmaceuticals NV	2,412	145,446
Dalata Hotel Group PLC (a)	53,877	270,417
Glanbia PLC	51,329	777,692
Glenveagh Properties PLC (a)(d)	157,943	164,639
Greencore Group PLC (a)	139,519	150,354
Irish Residential Properties REIT PLC	122,147	138,901
Keywords Studios PLC	20,013	679,086
Origin Enterprises PLC	31,605	137,735
Uniphar PLC	62,320	208,071
TOTAL IRELAND		3,077,194
Israel - 2.2%
AFI Properties Ltd. (a)	1,487	39,591
Africa Israel Residences Ltd.	1,672	61,041
Airport City Ltd. (a)	18,441	234,949
Alony Hetz Properties & Investments Ltd.	41,306	322,654
Altshuler Shaham Finance Ltd.	20,122	40,645
Amot Investments Ltd.	63,378	334,584
Arad Investment & Industrial Development Ltd.	853	90,486
Ashtrom Group Ltd.	10,992	172,481
AudioCodes Ltd.	6,674	66,623
Azorim Investment Development & Construction Co. Ltd.	22,565	53,811
Big Shopping Centers Ltd. (a)	3,218	272,205
Blue Square Real Estate Ltd.	1,272	63,611
Camtek Ltd. (a)	7,846	200,898
Carasso Motors Ltd.	8,267	36,810
Cellcom Israel Ltd. (Israel) (a)	24,760	88,006
Clal Insurance Enterprises Holdings Ltd. (a)	16,901	258,403
Danel Adir Yeoshua Ltd.	1,565	113,925
Danya Cebus Ltd.	1,993	38,829
Delek Automotive Systems Ltd.	14,352	115,074
Delek Group Ltd.	2,489	267,255
Delta Galil Industries Ltd.	3,163	133,602
Doral Group Renewable Energy Resources Ltd. (a)	24,400	52,217
Elco Ltd.	2,644	91,136
Electra Consumer Products 1970 Ltd.	3,283	77,115
Electra Israel Ltd.	567	242,151
Electra Real Estate Ltd.	7,101	73,468
Energix-Renewable Energies Ltd.	67,200	198,303
Enlight Renewable Energy Ltd. (a)	31,286	513,596
Equital Ltd. (a)	5,976	151,238
Fattal Holdings 1998 Ltd. (a)	1,726	153,418
FIBI Holdings Ltd.	4,831	179,298
Formula Systems (1985) Ltd.	2,687	169,319
Fox Wizel Ltd.	2,219	185,194
G City Ltd.	23,023	71,428
Gilat Satellite Networks Ltd. (a)	11,549	53,778
Harel Insurance Investments and Financial Services Ltd.	31,465	280,288
Hilan Ltd.	4,065	179,542
IDI Insurance Co. Ltd.	2,196	56,695
Innoviz Technologies Ltd. (a)(c)	29,665	74,163
Isracard Ltd.	54,665	221,561
Israel Canada T.R Ltd.	37,205	67,965
Israel Corp. Ltd. (Class A)	1,052	304,352
Israel Land Development - Urban Renewal Ltd.	4,948	36,374
Isras Investment Co. Ltd.	507	88,007
Ituran Location & Control Ltd.	3,710	77,168
Kornit Digital Ltd. (a)	13,603	248,391
M Yochananof & Sons Ltd.	1,326	61,343
Magic Software Enterprises Ltd.	7,505	98,224
Malam Team Ltd.	2,251	38,268
Matrix IT Ltd.	9,347	167,117
Maytronics Ltd.	13,445	140,438
Mega Or Holdings Ltd.	6,410	125,609
Melisron Ltd.	6,449	427,523
Menora Mivtachim Holdings Ltd.	6,647	138,916
Migdal Insurance & Financial Holdings Ltd.	115,804	124,121
Mivne Real Estate KD Ltd.	160,492	446,628
Nano Dimension Ltd. ADR (a)(c)	69,947	172,769
Nano-X Imaging Ltd. (a)(c)	10,353	63,257
Naphtha Israel Petroleum Corp. Ltd.	9,667	40,753
Nayax Ltd. (a)	2,198	37,457
NeoGames SA (a)	3,882	52,213
Neto Malinda Trading Ltd. (a)	3,057	53,486
Nova Ltd. (a)	7,815	715,319
Oil Refineries Ltd.	563,569	156,057
One Software Technologies Ltd.	11,050	118,284
OPC Energy Ltd. (a)	27,386	194,302
OY Nofar Energy Ltd. (a)	4,142	94,005
Partner Communications Co. Ltd. (a)	37,883	184,126
Paz Oil Co. Ltd. (a)	2,738	257,252
Perion Network Ltd. (a)	10,967	385,274
Plus500 Ltd.	25,285	529,086
Prashkovsky Investments & Construction Ltd.	2,189	44,421
Property & Building Corp. Ltd. (a)	792	36,006
Radware Ltd. (a)	10,975	221,146
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,396	136,326
Reit 1 Ltd.	52,849	225,704
Retailors Ltd.	3,544	67,377
Sapiens International Corp. NV	9,326	187,196
Scope Metals Group Ltd. (a)	1,976	65,443
Sella Capital Real Estate Ltd.	57,050	117,107
Shapir Engineering and Industry Ltd.	38,494	273,325
Shikun & Binui Ltd. (a)	71,694	153,152
Shufersal Ltd.	72,021	364,932
Sisram Medical Ltd. (d)	38,000	56,632
Strauss Group Ltd.	14,206	315,367
Summit Real Estate Holdings Ltd.	10,140	111,532
Taboola.com Ltd. (a)(c)	37,914	87,581
Tadiran Group Ltd.	929	82,652
Tel Aviv Stock Exchange Ltd.	27,262	125,518
The Phoenix Holdings Ltd.	41,412	441,008
Tremor International Ltd. (a)(c)	23,835	66,726
Turpaz Industries Ltd.	9,008	33,507
YH Dimri Construction & Development Ltd.	2,054	110,245
ZIM Integrated Shipping Services Ltd. (c)	24,408	416,645
TOTAL ISRAEL		15,413,023
Italy - 3.5%
A2A SpA	419,509	739,611
ACEA SpA	11,593	169,899
Anima Holding SpA (d)	60,736	252,040
Antares Vision SpA (a)	7,983	58,584
Ariston Holding NV	23,070	262,851
Arnoldo Mondadori Editore SpA	31,468	68,794
Ascopiave SpA	14,035	45,004
Autogrill SpA (a)(c)	50,395	368,721
Azimut Holding SpA	29,173	650,630
Banca Generali SpA	15,385	510,108
Banca IFIS SpA	7,257	121,707
Banca Mediolanum S.p.A.	60,341	544,817
Banca Monte dei Paschi di Siena SpA (a)	119,602	275,308
Banca Popolare di Sondrio SCARL	123,097	559,110
Banco BPM SpA	387,707	1,574,285
BFF Bank SpA (d)	42,607	409,392
Biesse SpA	3,760	57,258
BPER Banca	287,404	805,977
Brembo SpA	40,732	597,387
Brunello Cucinelli SpA	9,122	871,468
Buzzi Unicem SpA	26,064	646,773
Carel Industries SpA (d)	10,908	286,065
CIR SpA (a)	164,445	69,400
Credito Emiliano SpA	23,130	177,389
Cromwell European (REIT)	92,390	156,944
d'Amico International Shipping SA	116,269	51,695
Danieli & C. Officine Meccaniche SpA	2,896	75,310
Datalogic SpA	5,654	46,820
De'Longhi SpA	20,239	469,667
Digital Bros SpA (c)	1,405	31,923
Digital Value SpA	948	69,153
Dovalue SpA (d)	16,274	114,050
El.En. Group SpA	11,860	152,902
Enav SpA (d)	73,276	343,480
ERG SpA	16,271	491,255
Esprinet SpA	7,736	68,407
Fila SpA	7,300	60,329
Fincantieri Cantieri Navali It (a)	136,452	83,147
Gruppo MutuiOnline SpA	7,100	221,405
GVS SpA (a)(d)	18,777	127,763
Hera SpA	222,277	691,674
Illimity Bank SpA (c)	15,566	109,688
Industrie de Nora SpA	8,978	178,467
Interpump Group SpA	18,857	1,048,900
Iren SpA	193,992	418,755
Italgas SpA	130,632	853,584
Iveco Group NV (a)	55,191	495,642
Juventus Football Club SpA (a)(c)	273,661	87,268
Leonardo SpA	108,657	1,293,673
LU-VE SpA	2,378	79,658
Maire Tecnimont SpA	40,018	171,445
MARR SpA	8,898	139,227
MFE-MediaForEurope NV	34,761	25,587
MFE-MediaForEurope NV Class A	254,556	120,276
OVS (d)	59,404	178,044
Pharmanutra SpA	787	43,707
Piaggio & C SpA	43,973	180,636
Pirelli & C. SpA (d)	94,927	496,432
Rai Way SpA (d)	24,707	158,175
Reply SpA	5,957	692,504
Safilo Group SpA (a)	60,681	87,258
Saipem SpA (a)	298,728	456,227
Salcef Group SpA	6,778	158,336
Salvatore Ferragamo Italia SpA	13,702	240,515
Sanlorenzo SpA	3,300	147,814
Saras SpA	154,441	199,705
Seco SpA (a)(c)	10,099	51,746
Sesa SpA	2,094	255,888
SOL SpA	9,839	284,050
Tamburi Investment Partners SpA	29,817	284,199
Technogym SpA (d)	37,916	345,309
Technoprobe SpA (a)	34,258	243,480
Tinexta SpA	5,788	117,862
Tod's SpA (a)	2,698	113,863
Unipol Gruppo SpA	105,593	592,935
Webuild SpA (c)	109,377	235,019
Webuild SpA warrants 8/2/30 (a)	6,588	14,156
Wiit SpA	2,985	65,060
Zignago Vetro SpA	8,448	156,761
TOTAL ITALY		24,200,353
Japan - 30.8%
77 Bank Ltd.	14,400	234,114
ABC-MART, Inc.	8,800	500,093
Activia Properties, Inc.	187	544,892
Adastria Co. Ltd.	6,000	113,152
Adeka Corp.	20,800	351,260
Advance Logistics Investment Corp.	174	176,365
Advance Residence Investment Corp.	353	915,895
Adventure, Inc.	700	52,195
Aeon (REIT) Investment Corp.	441	505,584
Aeon Delight Co. Ltd.	5,500	121,885
AEON Financial Service Co. Ltd.	28,400	252,976
Aeon Hokkaido Corp.	11,300	67,792
AEON MALL Co. Ltd.	27,600	372,118
Ai Holdings Corp.	8,900	155,812
Aica Kogyo Co. Ltd.	13,700	311,466
Aichi Corp.	6,600	40,900
Aichi Financial Group, Inc.	9,400	147,612
Aida Engineering Ltd.	11,900	74,963
Aiful Corp.	86,800	236,092
Ain Holdings, Inc.	6,600	274,453
Air Water, Inc.	48,800	616,626
Airtrip Corp.	3,700	74,413
Alfresa Holdings Corp.	43,400	628,410
Alpen Co. Ltd.	3,800	58,105
Alpha Systems, Inc.	1,800	54,783
Alps Alpine Co. Ltd.	53,500	488,458
Amada Co. Ltd.	92,300	861,805
Amano Corp.	14,400	293,198
Amvis Holdings, Inc.	10,600	230,839
Anicom Holdings, Inc.	19,800	77,080
Anritsu Corp.	36,500	334,213
Aoki International Co. Ltd.	8,900	61,991
Aozora Bank Ltd.	32,000	574,048
Appier Group, Inc. (a)	15,200	172,607
Arata Corp.	3,700	120,308
Arcland Sakamoto Co. Ltd.	7,200	81,547
Arcland Service Holdings Co. Ltd.	3,600	75,678
ARCS Co. Ltd.	10,800	196,357
Argo Graphics, Inc.	4,300	121,161
Ariake Japan Co. Ltd.	4,900	198,727
ARTERIA Networks Corp.	6,300	60,342
As One Corp.	7,800	330,443
Asahi Holdings, Inc.	19,300	284,140
Asics Corp.	43,400	1,213,088
ASKUL Corp.	10,500	139,932
Atom Corp. (a)	31,000	190,929
Autobacs Seven Co. Ltd.	17,300	196,731
Avex, Inc.	8,600	98,493
Axial Retailing, Inc.	4,400	114,195
AZ-Com Maruwa Holdings, Inc.	10,700	157,776
Bank of Kyoto Ltd.	15,300	752,797
Belc Co. Ltd.	2,800	126,503
Bell System24 Holdings, Inc.	9,000	92,525
Belluna Co. Ltd.	12,900	70,776
Benefit One, Inc.	21,600	297,309
Benesse Holdings, Inc.	19,400	278,441
Bengo4.Com, Inc. (a)	2,100	40,433
Bic Camera, Inc.	25,500	213,345
Biprogy, Inc.	19,100	460,493
BML, Inc.	5,600	125,767
Bunka Shutter Co. Ltd.	12,700	108,212
Bushiroad, Inc.	7,800	51,196
C. Uyemura & Co. Ltd.	3,000	144,757
Calbee, Inc.	23,300	503,856
Canon Electronics, Inc.	5,000	68,102
Canon Marketing Japan, Inc.	12,000	300,036
Casio Computer Co. Ltd.	50,500	480,498
Cawachi Ltd.	3,500	60,002
Cellebrite DI Ltd. (a)(c)	10,372	56,113
CellSource Co. Ltd. (a)	1,800	34,023
Central Glass Co. Ltd.	5,900	127,421
Change Holdings, Inc.	10,000	169,179
Chiyoda Corp. (a)	42,800	126,266
Chofu Seisakusho Co. Ltd.	4,600	83,044
Chudenko Corp.	7,000	114,803
Chugin Financial Group, Inc.	36,900	247,600
Chugoku Electric Power Co., Inc.	72,100	379,657
Chugoku Marine Paints Ltd.	9,200	80,398
Ci Takiron Corp.	9,600	35,361
Citizen Watch Co. Ltd.	63,900	353,581
CKD Corp.	13,500	205,640
Coca-Cola West Co. Ltd.	35,800	385,790
COLOPL, Inc.	15,300	71,943
Colowide Co. Ltd.	20,100	307,945
Comforia Residential REIT, Inc.	174	435,317
COMSYS Holdings Corp.	30,100	575,998
Comture Corp.	6,200	91,466
Cosmo Energy Holdings Co. Ltd.	20,500	655,366
Cosmos Pharmaceutical Corp.	5,400	531,118
CRE Logistics REIT, Inc.	143	196,903
Create Restaurants Holdings, Inc.	31,410	229,197
Create SD Holdings Co. Ltd.	7,200	174,652
Credit Saison Co. Ltd.	40,400	559,739
Curves Holdings Co. Ltd.	13,800	80,456
CYBERDYNE, Inc. (a)	28,300	58,492
Cybozu, Inc.	6,500	129,751
Daicel Chemical Industries Ltd.	69,300	546,352
Daido Steel Co. Ltd.	6,800	261,869
Daihen Corp.	5,200	171,243
Daiho Corp.	1,800	51,714
Daiichikosho Co. Ltd.	20,600	369,321
Daiken Corp.	3,100	53,282
Daiki Aluminum Industry Co. Ltd.	6,300	64,634
Daikokutenbussan Co. Ltd.	1,400	56,050
Daio Paper Corp.	23,200	188,017
Daiseki Co. Ltd.	11,780	337,030
Daishi Hokuetsu Financial Group, Inc.	10,000	222,845
Daiwa Industries Ltd.	7,300	77,108
Daiwa Office Investment Corp.	83	360,786
Daiwa Securities Living Invest	519	441,281
Daiwabo Holdings Co. Ltd.	22,100	417,010
DCM Holdings Co. Ltd.	29,500	309,022
Demae-Can Co. Ltd. (a)(c)	14,100	39,308
DeNA Co. Ltd.	22,600	317,411
Denka Co. Ltd.	20,400	408,560
Descente Ltd.	7,400	235,039
Dexerials Corp.	14,900	283,556
Dic Corp.	20,400	376,858
Digital Arts, Inc.	3,100	115,393
Digital Garage, Inc.	9,000	317,519
Dip Corp.	9,800	241,786
Direct Marketing MiX, Inc.	5,600	49,342
Dmg Mori Co. Ltd.	30,700	492,510
Doshisha Co. Ltd.	5,300	83,448
Doutor Nichires Holdings Co., Ltd.	7,900	124,579
Dowa Holdings Co. Ltd.	14,000	457,387
DTS Corp.	9,800	232,844
Duskin Co. Ltd.	10,900	267,400
Dydo Group Holdings, Inc.	2,100	78,496
Earth Corp.	3,900	142,949
Ebara Corp.	24,600	1,076,282
EDION Corp.	21,000	206,660
eGuarantee, Inc.	9,700	150,741
Eiken Chemical Co. Ltd.	8,900	103,479
Eizo Corp.	3,700	121,279
Elan Corp.	7,700	57,662
Elecom Co. Ltd.	14,000	132,854
Electric Power Development Co. Ltd.	39,200	626,798
EM Systems Co. Ltd.	9,200	53,110
en japan, Inc.	8,800	157,963
eRex Co. Ltd.	8,200	104,787
ES-Con Japan Ltd.	8,400	53,623
euglena Co. Ltd. (a)	26,300	172,262
Exedy Corp.	7,400	106,519
Exeo Group, Inc.	25,000	463,878
Ezaki Glico Co. Ltd.	12,900	331,797
Fancl Corp.	21,100	365,149
FCC Co. Ltd.	9,400	121,180
Ferrotec Holdings Corp.	12,100	273,660
Financial Products Group Co. Ltd.	17,100	139,223
Food & Life Companies Ltd.	29,900	720,177
FP Corp.	12,700	315,914
Freee KK (a)	10,800	309,023
Frontier Real Estate Investment Corp.	132	476,912
Fuji Co. Ltd.	7,000	91,390
Fuji Corp.	19,700	330,431
Fuji Kyuko Co. Ltd.	5,900	226,630
Fuji Media Holdings, Inc.	12,500	117,184
Fuji Oil Holdings, Inc.	12,100	186,936
Fuji Seal International, Inc.	11,600	131,844
Fuji Soft ABC, Inc.	6,800	406,262
Fujicco Co. Ltd.	4,600	65,125
Fujikura Ltd.	64,300	438,405
Fujimi, Inc.	4,000	207,215
Fujimori Kogyo Co. Ltd.	3,800	88,292
Fujio Food Group, Inc.	4,400	45,589
Fujitec Co. Ltd.	16,500	439,547
Fujitsu General Ltd.	16,200	416,733
Fujiya Co. Ltd.	2,500	46,414
Fukui Computer Holdings, Inc.	3,000	59,547
Fukuoka (REIT) Investment Fund	172	206,660
Fukuoka Financial Group, Inc.	46,200	870,181
Fukushima Industries Corp.	3,300	124,441
Fukuyama Transporting Co. Ltd.	5,600	149,683
Fullcast Holdings Co. Ltd.	5,100	92,593
Funai Soken Holdings, Inc.	9,700	185,945
Furukawa Co. Ltd.	7,300	72,145
Furukawa Electric Co. Ltd.	18,100	331,384
Fuso Chemical Co. Ltd.	4,800	133,573
Future Corp.	11,800	150,938
Fuyo General Lease Co. Ltd.	4,600	336,652
G-7 Holdings, Inc.	6,400	67,484
G-Tekt Corp.	5,500	60,252
Genky DrugStores Co. Ltd.	2,200	65,030
Geo Holdings Corp.	6,400	77,427
Giken Ltd.	4,100	64,439
Global One Real Estate Investment Corp.	245	189,576
GLOBERIDE, Inc.	4,700	86,159
Glory Ltd.	13,000	276,398
GMO Financial Gate, Inc.	900	72,668
GMO Financial Holdings, Inc.	10,200	46,574
GMO GlobalSign Holdings KK	1,400	39,725
GMO Internet, Inc.	17,800	358,077
GNI Group Ltd. (a)	11,700	88,180
Goldcrest Co. Ltd.	3,600	48,257
GOLDWIN, Inc.	6,400	581,517
GREE, Inc.	17,000	88,070
GS Yuasa Corp.	17,400	306,236
GungHo Online Entertainment, Inc.	12,300	236,149
Gunma Bank Ltd.	92,700	317,445
Gunze Ltd.	3,800	131,430
H.I.S. Co. Ltd. (a)	14,100	212,441
H.U. Group Holdings, Inc.	14,100	285,049
H2O Retailing Corp.	21,900	259,507
Hakuto Co. Ltd.	2,800	87,889
Halows Co. Ltd.	2,800	66,403
Hamakyorex Co. Ltd.	4,100	104,908
Hankyu REIT, Inc.	159	170,393
Hanwa Co. Ltd.	9,100	281,782
Harmonic Drive Systems, Inc.	13,100	400,522
Haseko Corp.	64,800	791,099
Hazama Ando Corp.	43,100	284,516
Heiwa Corp.	14,500	286,290
Heiwa Real Estate (REIT), Inc.	257	301,009
Heiwa Real Estate Co. Ltd.	8,300	237,500
Heiwado Co. Ltd.	6,800	103,320
Hiday Hidaka Corp.	6,800	114,380
Hino Motors Ltd. (a)	75,800	298,661
Hioki EE Corp.	2,500	166,509
Hirata Corp.	2,300	114,796
Hirogin Holdings, Inc.	66,600	330,304
Hisamitsu Pharmaceutical Co., Inc.	12,600	348,511
Hitachi Zosen Corp.	43,700	271,015
Hogy Medical Co. Ltd.	7,100	177,855
Hokkaido Electric Power Co., Inc.	46,600	175,547
Hokkoku Financial Holdings, Inc.	6,200	216,665
Hokuetsu Corp.	32,600	215,618
Hokuhoku Financial Group, Inc.	30,900	222,702
Hokuriku Electric Power Co., Inc.	46,100	215,378
Hokuto Corp.	4,500	61,767
Horiba Ltd.	9,200	506,853
Hoshino Resorts REIT, Inc.	65	338,509
Hosiden Corp.	12,300	157,520
House Foods Group, Inc.	15,900	349,611
Hulic (REIT), Inc.	344	396,358
Ichibanya Co. Ltd.	3,900	154,926
Ichigo Real Estate Investment Corp.	326	210,971
Ichigo, Inc.	69,100	132,216
Idec Corp.	7,800	191,009
IDOM, Inc.	14,800	91,513
IHI Corp.	37,400	942,409
Iino Kaiun Kaisha Ltd.	20,800	156,520
Inaba Denki Sangyo Co. Ltd.	13,000	290,368
Inabata & Co. Ltd.	10,600	216,378
Inageya Co. Ltd.	6,000	72,846
Industrial & Infrastructure Fund Investment Corp.	532	609,681
Infocom Corp.	6,400	106,347
Infomart Corp.	53,400	114,784
Information Services Inter-Dentsu Ltd.	7,000	246,766
INFRONEER Holdings, Inc.	66,516	525,383
Insource Co. Ltd.	12,800	117,449
Internet Initiative Japan, Inc.	27,800	575,300
Invincible Investment Corp.	1,654	714,127
Iriso Electronics Co. Ltd.	5,300	181,417
Isetan Mitsukoshi Holdings Ltd.	90,600	1,000,293
ITO EN Ltd.	14,400	445,425
Itochu Enex Co. Ltd.	12,400	106,134
Itochushokuhin Co. Ltd.	1,200	48,114
Itoham Yonekyu Holdings, Inc.	39,700	217,587
Iwatani Corp.	11,900	563,379
Iyogin Holdings, Inc.	59,800	350,146
Izumi Co. Ltd.	8,800	206,941
J Trust Co. Ltd.	19,500	56,885
J-Oil Mills, Inc.	4,600	54,602
J. Front Retailing Co. Ltd.	65,200	685,725
JAC Recruitment Co. Ltd.	4,800	89,684
JACCS Co. Ltd.	5,500	184,364
JAFCO Co. Ltd.	13,200	168,196
Japan Airport Terminal Co. Ltd.	16,200	793,849
Japan Aviation Electronics Industry Ltd.	12,600	221,041
Japan Display, Inc. (a)	158,200	47,893
Japan Elevator Service Holdings Co. Ltd.	16,900	251,400
Japan Excellent, Inc.	323	276,383
Japan Hotel REIT Investment Corp.	1,212	684,772
Japan Lifeline Co. Ltd.	14,600	100,424
Japan Logistics Fund, Inc.	224	531,965
Japan Material Co. Ltd.	18,500	277,387
Japan Petroleum Exploration Co. Ltd.	8,200	272,849
Japan Prime Realty Investment Corp.	226	587,638
Japan Pulp & Paper Co. Ltd.	2,800	107,954
Japan Securities Finance Co. Ltd.	24,300	183,392
Japan Steel Works Ltd.	16,200	294,320
Japan Wool Textile Co. Ltd./The	9,300	69,055
JCR Pharmaceuticals Co. Ltd.	17,600	190,362
Jcu Corp.	5,300	125,149
JDC Corp.	12,700	57,451
JEOL Ltd.	11,800	344,283
JGC Holdings Corp.	59,100	739,357
JINS Holdings, Inc.	3,600	77,525
JMDC, Inc.	7,600	272,450
Joshin Denki Co. Ltd.	4,300	64,133
Joyful Honda Co. Ltd.	13,200	175,855
JTEKT Corp.	54,700	451,713
JTOWER, Inc. (a)	2,400	103,504
Juroku Financial Group, Inc.	8,900	197,023
Justsystems Corp.	9,500	251,038
K's Holdings Corp.	42,400	375,801
Kadokawa Corp.	25,100	535,302
KAGA ELECTRONICS Co. Ltd.	4,300	152,550
Kagome Co. Ltd.	20,400	495,493
Kakaku.com, Inc.	36,100	496,690
Kaken Pharmaceutical Co. Ltd.	8,100	223,035
Kameda Seika Co. Ltd.	3,400	113,219
Kamigumi Co. Ltd.	25,200	552,280
Kanamoto Co. Ltd.	8,500	142,401
Kandenko Co. Ltd.	28,000	210,973
Kaneka Corp.	12,800	340,527
Kanematsu Corp.	20,700	269,447
Kansai Paint Co. Ltd.	47,400	668,244
Kanto Denka Kogyo Co. Ltd.	10,600	80,416
Kappa Create Co. Ltd. (a)	6,600	73,340
Katakura Industries Co. Ltd.	4,600	61,461
Katitas Co. Ltd.	13,800	269,499
Kato Sangyo	6,200	164,865
Kawasaki Heavy Industries Ltd.	40,500	881,048
Kawasaki Kisen Kaisha Ltd.	42,100	1,003,257
KeePer Technical Laboratory Co. Ltd.	3,400	126,425
Keihan Electric Railway Co., Ltd.	25,800	710,179
Keihanshin Bldg Co. Ltd.	7,600	71,701
Keikyu Corp.	58,900	572,506
Keiyo Co. Ltd.	10,000	61,846
Kenedix Office Investment Corp.	231	510,702
Kenedix Residential Investment Corp.	269	422,024
Kenedix Retail REIT Corp.	162	291,473
Kewpie Corp.	24,800	416,325
Kfc Holdings Japan Ltd.	3,900	82,981
KH Neochem Co. Ltd.	8,900	153,454
Ki-Star Real Estate Co. Ltd.	2,400	72,121
Kinden Corp.	33,700	459,489
Kintetsu Department Store Co. Ltd.	2,300	41,969
Kisoji Co. Ltd.	5,800	100,600
Kissei Pharmaceutical Co. Ltd.	7,900	160,049
Kitz Corp.	17,000	116,260
Koa Corp.	8,300	104,128
Kobe Steel Ltd.	90,100	671,321
Kohnan Shoji Co. Ltd.	6,600	178,073
Kokuyo Co. Ltd.	22,200	317,254
KOMEDA Holdings Co. Ltd.	12,600	237,822
KOMERI Co. Ltd.	8,000	186,086
Konica Minolta, Inc.	121,200	505,570
Konishi Co. Ltd.	7,800	117,166
Konoike Transport Co. Ltd.	7,400	87,089
Koshidaka Holdings Co. Ltd.	11,900	100,745
Kotobuki Spirits Co. Ltd.	5,100	376,608
Kumagai Gumi Co. Ltd.	9,200	195,600
Kumiai Chemical Industry Co. Ltd.	20,100	133,776
Kura Sushi, Inc. (c)	5,700	136,438
Kuraray Co. Ltd.	85,500	799,563
Kureha Chemical Industry Co. Ltd.	4,200	260,752
Kusuri No Aoki Holdings Co. Ltd.	4,300	206,331
Kyb Corp.	4,800	153,128
Kyoei Steel Ltd.	5,400	73,012
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	102,134
Kyorin Pharmaceutical Co. Ltd.	9,000	115,835
Kyoritsu Maintenance Co. Ltd.	7,900	318,892
Kyudenko Corp.	11,500	306,665
Kyushu Electric Power Co., Inc.	109,000	634,696
Kyushu Financial Group, Inc.	93,900	338,486
Kyushu Railway Co.	35,800	812,974
LaSalle Logiport REIT	480	570,241
Lawson, Inc.	12,200	554,144
Leopalace21 Corp. (a)	44,300	116,893
LIFE Corp.	4,800	101,821
Lifenet Insurance Co. (a)	13,100	114,173
Link & Motivation, Inc.	10,700	38,417
Lintec Corp.	9,700	162,214
Lion Corp.	62,500	681,364
LITALICO, Inc.	5,300	94,976
M&A Capital Partners Co. Ltd. (a)	3,900	110,175
M&A Research Institute Holding	1,300	97,301
Mabuchi Motor Co. Ltd.	12,600	355,600
Macnica Fuji Electronics Holdings, Inc.	12,600	346,252
Maeda Kosen Co. Ltd.	4,900	117,248
Makino Milling Machine Co. Ltd.	6,300	230,435
Management Solutions Co. Ltd.	2,700	63,988
Mandom Corp.	10,000	118,873
Mani, Inc.	20,400	266,967
Maruha Nichiro Corp.	10,800	201,066
Marui Group Co. Ltd.	47,400	755,207
Maruichi Steel Tube Ltd.	15,200	343,841
Maruka Furusato Corp.	5,300	102,661
Maruwa Ceramic Co. Ltd.	2,300	293,307
Maruzen Showa Unyu Co. Ltd.	3,600	90,099
Matsuda Sangyo Co. Ltd.	3,100	51,520
Matsui Securities Co. Ltd.	29,600	169,386
Matsuyafoods Holdings Co. Ltd.	2,200	69,165
Max Co. Ltd.	7,200	114,984
Maxell Ltd.	12,300	135,468
Maxvalu Tokai Co. Ltd.	2,600	51,811
MCJ Co. Ltd.	18,100	125,187
Mebuki Financial Group, Inc.	247,900	635,034
Medipal Holdings Corp.	49,200	751,674
Medley, Inc. (a)	5,800	151,504
Megachips Corp.	4,000	94,855
Megmilk Snow Brand Co. Ltd.	12,600	180,845
Meidensha Corp.	8,000	108,681
Meiko Electronics Co. Ltd.	5,500	110,987
Meitec Corp.	19,100	322,751
Melco Holdings, Inc.	1,800	44,381
Menicon Co. Ltd.	16,600	352,573
Mercari, Inc. (a)	28,300	486,668
Metawater Co. Ltd.	6,300	83,027
Micronics Japan Co. Ltd.	7,400	67,415
Midac Holdings Co. Ltd.	2,300	32,337
Mie Kotsu Group Holdings, Inc.	11,500	49,708
Milbon Co. Ltd.	7,100	299,353
Mimasu Semiconductor Industries Co. Ltd.	4,300	83,089
Mirai Corp.	472	157,630
Mirait One Corp.	24,400	303,081
Mitani Sekisan Co. Ltd.	2,700	95,409
Mitsubishi Estate Logistics REIT Investment Corp.	129	395,597
Mitsubishi Gas Chemical Co., Inc.	41,500	604,177
Mitsubishi Logisnext Co. Ltd.	7,600	55,348
Mitsubishi Logistics Corp.	13,100	324,608
Mitsubishi Materials Corp.	31,000	507,614
Mitsubishi Motors Corp. of Japan (a)	181,700	698,388
Mitsubishi Pencil Co. Ltd.	9,600	125,583
Mitsubishi Research Institute, Inc.	2,200	79,822
Mitsubishi Shokuhin Co. Ltd.	4,100	105,918
Mitsuboshi Belting Ltd.	6,200	177,628
Mitsui Fudosan Logistics Park, Inc.	148	556,121
Mitsui High-Tec, Inc.	5,300	319,622
Mitsui Mining & Smelting Co. Ltd.	14,100	335,761
Mitsui Sugar Co. Ltd.	4,100	68,759
Mitsui-Soko Co. Ltd.	5,100	149,699
Mitsuuroko Group Holdings Co. Ltd.	7,500	73,594
Miura Co. Ltd.	23,700	631,303
mixi, Inc.	10,100	213,526
Mizuho Leasing Co. Ltd.	7,400	207,365
Mizuno Corp.	4,800	119,811
Mochida Pharmaceutical Co. Ltd.	6,100	156,766
Modec, Inc. (a)	5,500	59,716
Monex Group, Inc.	47,800	181,524
Money Forward, Inc. (a)	11,700	487,239
Mori Hills REIT Investment Corp.	414	467,901
MORI TRUST Sogo (REIT), Inc.	667	351,056
Morinaga & Co. Ltd.	9,100	269,683
Morinaga Milk Industry Co. Ltd.	9,700	364,825
Morita Holdings Corp.	7,900	83,256
MOS Food Services, Inc.	6,100	140,150
Musashi Seimitsu Industry Co. Ltd.	12,700	171,188
Nabtesco Corp.	29,000	699,002
Nachi-Fujikoshi Corp.	3,700	104,564
Nafco Co. Ltd.	3,900	53,266
Nagaileben Co. Ltd.	5,100	79,334
Nagase & Co. Ltd.	25,800	406,483
Nagawa Co. Ltd.	2,000	93,391
Nagoya Railroad Co. Ltd.	50,100	808,220
Nakanishi, Inc.	19,200	363,740
Nankai Electric Railway Co. Ltd.	27,700	646,217
NEC Networks & System Integration Corp.	18,000	224,379
Net One Systems Co. Ltd.	21,400	504,577
Nextage Co. Ltd.	12,000	217,685
NH Foods Ltd.	22,300	650,781
NHK Spring Co. Ltd.	52,700	390,725
Nichias Corp.	14,500	293,254
Nichicon Corp.	11,800	111,855
Nichiden Corp.	2,400	35,576
Nichiha Corp.	6,700	141,561
Nichirei Corp.	28,600	586,732
Nifco, Inc.	21,500	618,350
Nihon Kohden Corp.	21,200	586,574
Nihon Parkerizing Co. Ltd.	22,800	178,459
Nikkiso Co. Ltd.	13,100	92,009
Nikkon Holdings Co. Ltd.	13,900	269,359
Nikon Corp.	80,900	836,269
Nippn Corp.	12,600	163,795
Nippon Accommodations Fund, Inc.	135	656,238
Nippon Carbon Co. Ltd.	2,600	79,674
Nippon Ceramic Co. Ltd.	5,100	102,079
Nippon Densetsu Kogyo Co. Ltd.	10,000	129,677
Nippon Electric Glass Co. Ltd.	21,100	402,804
Nippon Gas Co. Ltd.	28,500	400,781
Nippon Kanzai Holdings Co. Ltd.	5,000	97,410
Nippon Kayaku Co. Ltd.	34,200	310,253
Nippon Light Metal Holding Co. Ltd.	13,700	143,547
Nippon Paper Industries Co. Ltd.	27,000	216,341
Nippon Parking Development Co. Ltd.	51,500	88,763
Nippon Pillar Packing Co. Ltd.	4,600	127,893
Nippon REIT Investment Corp.	122	286,385
Nippon Seiki Co. Ltd.	12,200	77,645
Nippon Shokubai Co. Ltd.	7,700	308,706
Nippon Signal Co. Ltd.	11,000	89,829
Nippon Soda Co. Ltd.	5,900	203,506
Nippon Television Network Corp.	14,300	128,679
Nipro Corp.	39,100	294,482
Nishi-Nippon Financial Holdings, Inc.	32,400	269,920
Nishi-Nippon Railroad Co. Ltd.	16,200	297,114
Nishimatsu Construction Co. Ltd.	9,000	236,502
Nishimatsuya Chain Co. Ltd.	10,400	123,340
Nishio Holdings Co. Ltd.	5,400	128,319
Nissan Shatai Co. Ltd.	16,900	116,112
Nissha Co. Ltd.	10,500	143,275
Nisshin Oillio Group Ltd.	6,100	152,464
Nisshinbo Holdings, Inc.	34,400	264,831
Nissui Corp.	74,400	325,312
Niterra Co. Ltd.	40,800	855,162
Nitta Corp.	4,900	111,476
Nittetsu Mining Co. Ltd.	3,100	83,866
Nitto Boseki Co. Ltd.	7,100	99,182
Nitto Kogyo Corp.	7,200	142,559
Noevir Holdings Co. Ltd.	4,200	171,342
NOF Corp.	17,900	817,877
Nohmi Bosai Ltd.	5,500	70,934
Nojima Co. Ltd.	16,900	181,296
NOK Corp.	23,100	311,297
NOMURA Co. Ltd.	21,200	146,841
Noritake Co. Ltd.	2,300	78,994
Noritsu Koki Co. Ltd.	4,900	80,544
Noritz Corp.	7,500	101,703
North Pacific Bank Ltd.	77,100	164,951
NS Solutions Corp.	8,700	236,771
Ns United Kaiun Kaisha Ltd.	2,600	76,145
NSD Co. Ltd.	15,700	288,823
NSK Ltd.	102,700	579,836
NTN Corp.	107,700	266,036
Ntt Ud (REIT) Investment Corp.	371	357,551
Obara Group, Inc.	2,400	75,443
OBIC Business Consultants Ltd.	8,100	307,587
Ogaki Kyoritsu Bank Ltd.	8,700	118,476
Ohsho Food Service Corp.	3,300	150,280
Oiles Corp.	5,100	64,451
Oisix Ra Daichi, Inc. (a)	7,300	136,584
Okamoto Industries, Inc.	2,400	71,474
Okamura Corp.	15,300	163,356
Okasan Securities Group, Inc.	42,600	133,901
Oki Electric Industry Co. Ltd.	22,200	120,423
Okinawa Cellular Telephone Co.	6,600	147,455
Okinawa Financial Group, Inc.	6,000	92,630
Okuma Corp.	6,300	279,762
Okumura Corp.	7,700	188,913
One (REIT), Inc.	66	116,778
Open Door, Inc. (a)	3,400	36,640
Open Up Group, Inc.	15,900	235,546
Optex Group Co. Ltd.	8,800	132,461
Optorun Co. Ltd.	8,400	128,032
Organo Corp.	7,000	169,033
Orient Corp.	14,020	116,964
ORIX JREIT, Inc.	704	910,055
Osaka Organic Chemical Industry Ltd.	3,400	51,549
Osaka Soda Co. Ltd.	3,700	119,679
OSAKA Titanium technologies Co. Ltd. (c)	7,400	157,533
OSG Corp.	22,500	316,073
Outsourcing, Inc.	30,700	312,728
Pacific Industrial Co. Ltd.	10,700	96,682
Pacific Metals Co. Ltd.	3,700	51,485
Pal Group Holdings Co. Ltd.	5,600	128,558
PALTAC Corp.	8,600	329,955
Paramount Bed Holdings Co. Ltd.	10,800	191,514
Park24 Co. Ltd. (a)	34,800	537,906
Pasona Group, Inc.	5,600	77,072
Penta-Ocean Construction Co. Ltd.	73,100	355,389
PeptiDream, Inc. (a)	26,500	358,041
Pharma Foods International Co. Ltd.	6,000	77,798
PHC Holdings Corp.	6,600	67,817
Pigeon Corp.	30,900	481,162
Pilot Corp.	7,900	263,285
Piolax, Inc.	7,200	106,900
PKSHA Technology, Inc. (a)	4,700	65,357
Plus Alpha Consulting Co. Ltd.	3,300	70,640
Pola Orbis Holdings, Inc.	24,700	343,334
Pressance Corp.	6,600	95,314
Prestige International, Inc.	26,400	115,232
Prima Meat Packers Ltd.	6,000	101,604
Raito Kogyo Co. Ltd.	10,000	147,498
Raiznext Corp.	6,900	73,883
Raksul, Inc. (a)	12,800	130,323
Rakus Co. Ltd.	24,700	375,424
Rakuten Bank Ltd.	11,700	156,486
Relia, Inc.	9,800	105,216
Relo Group, Inc.	28,800	447,736
Rengo Co. Ltd.	50,400	328,698
RENOVA, Inc. (a)	9,700	137,395
Resonac Holdings Corp.	46,973	743,829
Resorttrust, Inc.	22,000	363,282
Restar Holdings Corp.	4,400	68,828
Retail Partners Co. Ltd.	6,300	70,872
Ricoh Leasing Co. Ltd.	3,800	109,920
Riken Keiki Co. Ltd.	3,600	138,343
Riken Vitamin Co. Ltd.	5,300	79,500
Ringer Hut Co. Ltd.	5,600	99,405
Rinnai Corp.	30,200	729,939
Riso Kagaku Corp.	5,200	94,790
Riso Kyoiku Co. Ltd.	29,100	63,521
Rohto Pharmaceutical Co. Ltd.	50,800	1,053,952
Roland Corp.	3,900	116,906
Rorze Corp.	2,900	214,844
Round One Corp.	54,100	234,024
Royal Holdings Co. Ltd.	8,100	171,763
RS Technologies Co. Ltd.	4,200	94,363
Ryohin Keikaku Co. Ltd.	68,500	720,849
Ryosan Co. Ltd.	4,200	99,204
Ryoyo Electro Corp.	3,600	65,669
S Foods, Inc.	4,900	109,017
S-Pool, Inc.	18,400	85,355
Saibu Gas Co. Ltd.	5,900	82,154
Saizeriya Co. Ltd.	7,900	198,626
Sakai Moving Service Co. Ltd.	2,800	98,641
Sakata INX Corp.	9,800	79,942
Sakata Seed Corp.	7,700	225,265
SAMTY Co. Ltd.	6,300	102,829
Samty Residential Investment Corp.	102	86,847
San-A Co. Ltd.	5,200	175,824
San-Ai Obbli Co. Ltd.	14,600	153,826
SanBio Co. Ltd. (a)	10,400	47,970
Sangetsu Corp.	11,300	188,428
Sanken Electric Co. Ltd.	6,100	458,168
Sanki Engineering Co. Ltd.	10,300	113,871
Sankyo Co. Ltd. (Gunma)	10,700	472,045
Sankyu, Inc.	14,200	500,830
Sanrio Co. Ltd.	14,500	671,088
Sansan, Inc. (a)	18,700	250,830
Santen Pharmaceutical Co. Ltd.	93,600	787,516
Sanwa Holdings Corp.	49,700	544,372
Sanyo Chemical Industries Ltd.	3,200	100,464
Sanyo Denki Co. Ltd.	2,300	114,897
Sanyo Special Steel Co. Ltd.	5,200	92,033
Sapporo Holdings Ltd.	16,800	468,689
Sato Holding Corp.	7,200	121,840
Sawai Group Holdings Co. Ltd.	9,900	286,462
SB Technology Corp.	1,700	29,050
SBI Shinsei Bank Ltd.	17,600	315,832
SBS Holdings, Inc.	4,900	119,404
Screen Holdings Co. Ltd.	10,300	837,794
Sega Sammy Holdings, Inc.	42,000	785,044
Seibu Holdings, Inc.	61,400	687,212
Seiko Group Corp.	7,400	162,431
Seino Holdings Co. Ltd.	33,700	374,137
Seiren Co. Ltd.	11,200	186,221
Sekisui House (REIT), Inc.	1,120	634,860
Sekisui Jushi Corp.	6,300	101,196
SENKO Co. Ltd.	27,200	194,380
Septeni Holdings Co. Ltd.	18,500	50,950
Seria Co. Ltd.	12,400	220,434
Seven Bank Ltd.	156,000	319,330
Shibaura Machine Co. Ltd.	4,800	111,746
Shibuya Corp.	4,100	75,835
SHIFT, Inc. (a)	3,300	614,336
Shiga Bank Ltd.	10,200	212,625
Shikoku Electric Power Co., Inc.	38,700	228,655
Shikoku Kasei Holdings Corpora	7,900	82,343
Shima Seiki Manufacturing Ltd.	6,600	90,265
Shimamura Co. Ltd.	6,000	550,827
Shin Nippon Biomedical Laboratories Ltd.	5,700	104,129
Shin-Etsu Polymer Co. Ltd.	11,200	110,194
Shinko Electric Industries Co. Ltd.	18,000	534,448
Shinmaywa Industries Ltd.	14,300	128,763
Ship Healthcare Holdings, Inc.	20,500	361,616
Shizuoka Gas Co. Ltd.	10,100	85,879
SHO-BOND Holdings Co. Ltd.	10,700	457,275
Shochiku Co. Ltd.	2,400	215,500
Shoei Co. Ltd.	13,200	244,874
Shoei Foods Corp.	2,700	79,431
Showa Sangyo Co. Ltd.	4,900	96,460
Siix Corp.	7,600	76,303
Simplex Holdings, Inc.	6,800	118,305
SKY Perfect JSAT Holdings, Inc.	44,300	172,716
Skylark Holdings Co. Ltd. (a)	61,000	818,453
SMS Co., Ltd.	18,800	441,802
Snow Peak, Inc. (c)	7,300	110,594
Socionext, Inc.	5,900	488,949
Sohgo Security Services Co., Ltd.	20,400	569,757
Sojitz Corp.	64,060	1,349,201
Solasto Corp.	13,900	64,823
Sosei Group Corp. (a)	20,000	394,047
SOSiLA Logistics REIT, Inc.	178	177,012
Sotetsu Holdings, Inc.	21,100	401,758
Sparx Group Co. Ltd.	4,720	51,483
SRE Holdings Corp. (a)	2,700	60,559
Stanley Electric Co. Ltd.	34,800	785,015
Star Asia Investment Corp.	469	191,976
Star Micronics Co. Ltd.	10,000	130,149
Starts Corp., Inc.	8,200	154,962
Starts Proceed Investment Corp.	61	103,296
Strike Co. Ltd.	2,100	56,361
Sugi Holdings Co. Ltd.	9,400	398,794
Sumitomo Bakelite Co. Ltd.	9,300	355,660
Sumitomo Dainippon Pharma Co., Ltd.	48,100	301,762
Sumitomo Densetsu Co. Ltd.	4,200	87,357
Sumitomo Forestry Co. Ltd.	37,800	816,640
Sumitomo Heavy Industries Ltd.	29,600	715,195
Sumitomo Mitsui Construction Co. Ltd.	37,400	106,035
Sumitomo Osaka Cement Co. Ltd.	8,300	233,430
Sumitomo Riko Co. Ltd.	10,500	55,908
Sumitomo Rubber Industries Ltd.	46,200	423,743
Sun Frontier Fudousan Co. Ltd.	7,800	75,721
Sundrug Co. Ltd.	19,400	534,715
Suruga Bank Ltd.	42,800	162,342
Suzuken Co. Ltd.	15,300	435,449
Systena Corp.	73,800	152,649
T Hasegawa Co. Ltd.	8,800	209,507
T-Gaia Corp.	5,200	63,795
Tadano Ltd.	26,700	208,995
Taihei Dengyo Kaisha Ltd.	2,900	88,454
Taiheiyo Cement Corp.	30,900	554,072
Taikisha Ltd.	6,800	184,223
Taisho Pharmaceutical Holdings Co. Ltd.	10,300	444,815
Taiyo Holdings Co. Ltd.	9,000	162,689
Taiyo Yuden Co. Ltd.	31,400	961,425
Takamatsu Construction Group C	3,500	56,788
Takara Bio, Inc.	12,300	155,205
Takara Holdings, Inc.	38,400	302,601
Takara Leben Real Estate Investment Corp.	163	109,619
Takara Standard Co. Ltd.	7,800	94,343
Takasago International Corp.	3,000	57,214
Takasago Thermal Engineering Co. Ltd.	12,500	209,891
Takashimaya Co. Ltd.	38,600	570,212
Takeuchi Manufacturing Co. Ltd.	9,100	249,737
Takuma Co. Ltd.	16,900	176,805
Tama Home Co. Ltd.	4,100	112,152
Tamron Co. Ltd.	4,500	109,791
Tbs Holdings, Inc.	9,200	138,715
Techmatrix Corp.	10,400	124,093
TechnoPro Holdings, Inc.	29,000	791,227
Teijin Ltd.	47,600	531,642
Tenma Corp.	3,600	62,018
The Awa Bank Ltd.	8,900	133,116
The Hachijuni Bank Ltd.	91,900	411,722
The Hyakugo Bank Ltd.	56,000	161,694
The Keiyo Bank Ltd.	25,800	107,150
The Kiyo Bank Ltd.	15,800	184,758
The Monogatari Corp.	8,100	170,260
The Musashino Bank Ltd.	7,400	120,143
The Nanto Bank Ltd.	7,300	132,983
The Nippon Road Co. Ltd.	1,100	65,222
The Okinawa Electric Power Co., Inc.	11,300	92,162
The San-In Godo Bank Ltd.	37,800	212,409
The Sumitomo Warehouse Co. Ltd.	14,400	239,231
The Toho Bank Ltd.	50,300	83,027
THK Co. Ltd.	31,300	702,214
TKC Corp.	7,300	197,300
TKP Corp. (a)	4,600	92,294
TOA Corp.	3,000	65,117
Toagosei Co. Ltd.	25,200	217,873
Toc Co. Ltd.	8,800	43,341
Tocalo Co. Ltd.	15,400	144,625
Toda Corp.	56,600	331,142
Toei Animation Co. Ltd. (c)	2,300	234,350
Toei Co. Ltd.	1,600	215,440
Toenec Corp.	1,900	48,431
Toho Gas Co. Ltd.	19,900	372,337
Toho Holdings Co. Ltd.	14,600	291,285
Toho Titanium Co. Ltd.	8,600	128,377
Tohoku Electric Power Co., Inc.	122,800	631,381
Tokai Carbon Co. Ltd.	54,700	497,098
Tokai Corp.	4,500	67,990
TOKAI Holdings Corp.	25,800	167,592
Tokai Rika Co. Ltd.	14,300	197,540
Tokai Tokyo Financial Holdings	48,500	125,547
Token Corp.	1,800	104,709
Tokushu Tokai Paper Co. Ltd.	1,900	41,346
Tokuyama Corp.	16,600	270,731
Tokyo Century Corp.	10,000	344,022
Tokyo Electron Device Ltd.	1,700	97,422
Tokyo Ohka Kogyo Co. Ltd.	8,600	448,948
Tokyo Seimitsu Co. Ltd.	10,200	376,298
Tokyo Steel Manufacturing Co. Ltd.	15,800	158,999
Tokyo Tatemono Co. Ltd.	50,400	638,316
Tokyo TY Financial Group, Inc.	6,900	140,555
Tokyotokeiba Co. Ltd.	3,900	123,125
Tokyu Construction Co. Ltd.	20,100	106,571
Tokyu Fudosan Holdings Corp.	164,200	833,281
Tokyu REIT, Inc.	238	317,952
TOMONY Holdings, Inc.	38,100	103,643
Tomy Co. Ltd.	21,400	241,804
Topcon Corp.	27,700	394,564
Topre Corp.	9,800	99,303
TORIDOLL Holdings Corp.	12,000	255,954
Torii Pharmaceutical Co. Ltd.	2,800	71,086
Tosei Corp.	7,600	90,441
Toshiba Tec Corp.	7,100	206,207
Totetsu Kogyo Co. Ltd.	6,400	127,873
Towa Pharmaceutical Co. Ltd.	7,100	101,340
Toyo Construction Co. Ltd.	17,900	128,197
Toyo Gosei Co. Ltd. (c)	1,300	74,056
Toyo Ink South Carolina Holdings Co. Ltd.	8,900	143,629
Toyo Seikan Group Holdings Ltd.	35,800	505,709
Toyo Suisan Kaisha Ltd.	23,900	1,067,062
Toyo Tanso Co. Ltd.	4,000	116,294
Toyo Tire Corp.	28,800	343,123
Toyobo Co. Ltd.	21,700	163,802
Toyoda Gosei Co. Ltd.	17,800	305,268
Toyota Boshoku Corp.	20,500	324,489
Trancom Co. Ltd.	1,900	95,362
Transcosmos, Inc.	6,700	156,327
TRE Holdings Corp.	12,400	108,645
Tri Chemical Laboratories, Inc.	6,700	108,365
Trusco Nakayama Corp.	12,600	218,878
TS tech Co. Ltd.	23,800	320,930
Tsubakimoto Chain Co.	6,800	168,427
Tsuburaya Fields Holdings, Inc.	9,400	127,934
Tsugami Corp.	11,100	115,300
Tsumura & Co.	15,400	312,488
Tsuruha Holdings, Inc.	10,600	694,255
TV Asahi Corp.	6,300	72,829
Uacj Corp.	8,400	167,645
Ube Corp.	25,800	409,276
Ulvac, Inc.	12,700	504,170
Union Tool Co.	2,100	50,220
United Arrows Ltd.	5,100	74,435
United Super Markets Holdings, Inc.	14,600	126,135
United Urban Investment Corp.	792	879,373
Universal Entertainment Corp. (a)	6,600	138,941
USEN-NEXT HOLDINGS Co. Ltd.	4,200	94,333
Ushio, Inc.	25,700	319,697
UT Group Co. Ltd.	7,800	149,309
Valor Holdings Co. Ltd.	9,500	145,434
ValueCommerce Co. Ltd.	4,300	41,651
Vector, Inc.	7,900	74,708
Vision, Inc. (a)	10,300	129,333
Visional, Inc. (a)	4,700	246,485
VT Holdings Co. Ltd.	18,300	71,874
W-Scope Corp. (a)	14,200	117,956
Wacoal Holdings Corp.	11,200	217,790
Wacom Co. Ltd.	39,500	200,632
Wakita & Co. Ltd.	8,900	90,597
WDB Holdings Co. Ltd.	2,600	38,837
WealthNavi, Inc. (a)(c)	7,900	69,506
Weathernews, Inc.	1,400	70,242
West Holdings Corp.	6,300	150,197
WingArc1st, Inc.	5,200	84,880
Workman Co. Ltd.	5,500	224,049
YA-MAN Ltd.	7,900	68,219
YAMABIKO Corp.	8,700	86,193
Yamada Holdings Co. Ltd.	193,300	673,598
Yamaguchi Financial Group, Inc.	53,500	328,957
Yamato Kogyo Co. Ltd.	10,400	408,585
Yamazaki Baking Co. Ltd.	32,700	438,153
Yamazen Co. Ltd.	14,100	109,395
Yaoko Co. Ltd.	4,800	251,614
Yellow Hat Ltd.	8,600	122,236
Yodogawa Steel Works Ltd.	4,500	94,315
Yokogawa Bridge Holdings Corp.	8,800	144,023
Yokohama Rubber Co. Ltd.	31,800	691,351
Yokorei Co. Ltd.	11,600	93,360
Yokowo Co. Ltd.	4,700	69,502
YONEX Co. Ltd.	16,600	198,188
Yoshinoya Holdings Co. Ltd.	17,500	323,560
Yuasa Trading Co. Ltd.	4,500	130,690
Yurtec Corp.	10,300	62,574
Zenkoku Hosho Co. Ltd.	14,000	514,558
Zenrin Co. Ltd.	6,700	43,346
Zensho Holdings Co. Ltd.	24,900	791,146
Zeon Corp.	34,100	351,838
ZERIA Pharmaceutical Co. Ltd.	6,700	120,086
Zojirushi Thermos	8,900	116,803
Zuken, Inc.	4,000	101,557
TOTAL JAPAN		213,216,042
Liechtenstein - 0.0%
Implantica AG (depository receipt) (a)	10,238	19,248
Luxembourg - 0.2%
Aperam SA	13,032	481,777
B&S Group SARL (d)	8,350	36,113
Global Fashion Group SA (a)	28,277	25,659
SES SA (France) (depositary receipt)	102,740	635,670
TOTAL LUXEMBOURG		1,179,219
Macau - 0.1%
MECOM Power & Construction Ltd.	286,500	52,294
MECOM Power & Construction Ltd. warrants 5/24/23 (a)	22,700	35
MGM China Holdings Ltd. (a)	258,800	353,487
SJM Holdings Ltd. (a)	675,000	351,493
TOTAL MACAU		757,309
Malaysia - 0.0%
Frencken Group Ltd.	82,400	64,741
Malta - 0.1%
Kambi Group PLC (a)	6,803	113,902
Kindred Group PLC (depository receipt)	61,708	756,980
TOTAL MALTA		870,882
Mexico - 0.1%
Borr Drilling Ltd. (a)	52,846	364,966
Netherlands - 1.9%
Aalberts Industries NV	26,614	1,225,239
Alfen Beheer BV (a)(c)(d)	5,901	476,229
AMG Advanced Metallurgical Group NV	7,507	279,427
Arcadis NV	19,136	789,880
ASR Nederland NV	40,304	1,769,333
Basic-Fit NV (a)(c)(d)	14,106	597,177
BE Semiconductor Industries NV	19,531	1,750,535
Brunel International NV	4,996	67,492
CM.com NV (a)(c)	3,562	39,446
Corbion NV	16,071	504,696
Ebusco Holding NV (a)(c)	4,037	39,724
Eurocommercial Properties NV	11,596	277,786
Fastned BV (Bearer) unit (a)	1,249	44,522
Flow Traders Ltd.	8,858	219,419
Fugro NV (Certificaten Van Aandelen) (a)	29,170	412,387
Koninklijke BAM Groep NV	66,806	146,049
Koninklijke BAM Groep NV rights (a)(e)	72,117	11,920
Koninklijke Vopak NV	18,739	714,438
Meltwater Holding BV (a)	38,318	62,203
NSI NV	5,474	125,763
NSI NV rights 5/11/23 (a)(e)	5,474	6,756
Pharming Group NV (a)	176,513	198,779
PostNL NV	94,095	168,900
PostNL NV rights (a)(e)	94,095	2,074
SBM Offshore NV	36,004	508,209
SBM Offshore NV rights (a)(e)	36,004	39,925
Shop Apotheke Europe NV (a)(d)	3,973	396,108
Signify NV (d)	34,782	1,157,837
Sligro Food Group NV	6,011	104,784
TKH Group NV (bearer) (depositary receipt)	10,846	523,702
TomTom Group BV (a)	19,773	168,965
Van Lanschot Kempen NV (Bearer)	8,404	255,123
VastNed Retail NV	3,044	69,264
Wereldhave NV	8,671	132,904
TOTAL NETHERLANDS		13,286,995
New Zealand - 1.0%
Air New Zealand Ltd. (a)	454,294	214,043
Chorus Ltd.	118,643	634,382
Contact Energy Ltd.	210,424	1,020,565
Fletcher Building Ltd.	209,260	583,484
Genesis Energy Ltd.	141,920	238,160
Goodman Property Trust	285,508	386,153
Infratil Ltd.	194,801	1,151,897
Kiwi Property Group Ltd.	425,373	242,557
Oceania Healthcare Ltd.	195,527	83,495
Precinct Properties New Zealand Ltd.	363,613	278,995
Pushpay Holdings Ltd. (a)	293,372	258,037
Ryman Healthcare Ltd.	153,673	504,825
SKYCITY Entertainment Group Ltd.	206,312	306,380
Summerset Group Holdings Ltd.	61,632	310,594
The a2 Milk Co. Ltd. (a)	198,852	726,282
The Warehouse Group Ltd.	35,005	37,286
TOTAL NEW ZEALAND		6,977,135
Nigeria - 0.1%
Airtel Africa PLC (d)	255,335	385,392
Norway - 1.8%
Aker ASA (A Shares)	6,058	369,493
Aker Carbon Capture A/S (a)	90,860	92,846
Aker Horizons ASA (a)	64,870	51,070
Aker Solutions ASA	66,268	235,795
Atea ASA	22,762	312,690
Austevoll Seafood ASA	24,820	233,363
BEWi ASA	13,071	51,391
Bonheur A/S	5,792	129,351
Borregaard ASA	24,414	408,234
BW Offshore Ltd.	25,315	67,367
Crayon Group Holding A/S (a)(d)	19,201	148,011
DNO ASA (A Shares)	127,591	127,147
Elkem ASA (d)	82,964	280,256
Elopak ASA	30,543	68,640
Entra ASA (d)	17,403	176,691
Europris ASA (d)	42,995	307,624
FLEX LNG Ltd.	8,009	277,913
Frontline PLC	36,229	562,419
Golden Ocean Group Ltd.	35,377	325,519
Grieg Seafood ASA	12,410	103,989
Hexagon Composites ASA (a)	32,736	99,280
Hexagon Purus Holding A/S (a)(c)	21,301	44,972
Hoegh Autoliners ASA	12,922	83,786
Kahoot! A/S (a)	73,133	190,226
Leroy Seafood Group ASA	73,024	384,065
MPC Container Ships ASA	73,021	119,908
NEL ASA (a)	423,693	580,652
Nordic VLSI ASA (a)	44,404	479,788
Norske Skog ASA (a)(d)	20,378	90,445
Norwegian Air Shuttle A/S (a)	178,739	173,254
Nykode Therapeutics A/S (a)(c)	26,934	64,953
Odfjell Drilling Ltd. (a)	25,911	60,297
PGS ASA (a)	234,255	168,552
Protector Forsikring ASA	16,861	245,233
Schibsted ASA:
(A Shares)	19,785	350,511
(B Shares)	25,172	407,682
Sparebank 1 Oestlandet	9,439	111,067
Sparebank 1 Sr Bank ASA (primary capital certificate)	47,521	556,052
Sparebanken Midt-Norge	35,088	453,702
Sparebanken Nord-Norge	24,332	220,327
Stolt-Nielsen SA	4,774	137,750
Storebrand ASA (A Shares)	126,266	972,020
TGS ASA	32,493	508,568
Tomra Systems ASA	63,621	973,086
Veidekke ASA	28,008	322,207
Volue A/S (a)	14,784	24,971
Wallenius Wilhelmsen ASA	28,678	214,203
TOTAL NORWAY		12,367,366
Peru - 0.0%
Hochschild Mining PLC	81,670	73,746
Poland - 0.1%
InPost SA (a)	60,208	644,192
Portugal - 0.3%
Altri SGPS SA (c)	19,416	100,340
Banco Comercial Portugues SA (Reg.)	2,228,262	572,090
Corticeira Amorim SGPS SA	10,211	115,215
CTT Correios de Portugal SA	25,931	107,007
Greenvolt-Energias Renovaveis SA (a)	15,153	102,938
NOS SGPS	53,751	236,202
REN - Redes Energeticas Nacionais SGPS SA	105,161	305,336
Semapa Sociedade de Investimen	4,646	70,239
Sonae SGPS SA	241,392	275,034
The Navigator Co. SA	56,869	208,671
TOTAL PORTUGAL		2,093,072
Singapore - 1.8%
AEM Holdings Ltd.	72,200	184,000
AIMS APAC (REIT)	147,800	152,263
Best World International Ltd. (a)	36,100	59,221
BW LPG Ltd. (d)	22,905	184,516
Capitaland Ascott Trust unit	561,200	455,641
Capitaland India Trust	251,100	205,623
CapitaRetail China Trust	315,900	263,458
CDL Hospitality Trusts unit	234,000	221,964
ComfortDelgro Corp. Ltd.	572,400	512,397
Digital Core (REIT)	217,200	94,775
ESR-LOGOS (REIT)	1,367,460	333,817
Far East Hospitality Trust unit	272,100	126,722
Frasers Centrepoint Trust	276,600	459,618
Frasers Hospitality Trust unit	211,600	76,134
Frasers Logistics & Industrial Trust	793,700	805,558
Hafnia Ltd.	33,980	183,817
iFast Corp. Ltd.	40,100	139,589
IGG, Inc. (a)	206,000	170,290
Kenon Holdings Ltd.	5,028	132,442
Keppel (REIT)	505,500	330,586
Keppel DC (REIT)	373,200	603,413
Keppel Infrastructure Trust	918,600	337,677
Keppel Infrastructure Trust rights 5/10/23 (a)	45,930	792
Keppel Pacific Oak U.S. (REIT)	243,600	87,828
Lendlease Global Commercial (REIT)	492,916	259,330
Manulife U.S. REIT	462,300	83,030
Mapletree Industrial (REIT)	541,487	967,972
Nanofilm Technologies International Ltd.	73,000	82,675
NetLink NBN Trust	737,000	483,809
Olam Group Ltd.	259,700	313,459
OUE Commercial (REIT)	592,600	144,682
PARAGON REIT	305,300	214,293
Parkway Life REIT	106,000	308,718
Prime U.S. (REIT)	179,413	46,773
Raffles Medical Group Ltd.	227,500	251,231
Riverstone Holdings Ltd.	123,300	56,087
Sasseur (REIT)	144,900	78,411
SATS Ltd. (a)	236,758	452,276
Sembcorp Industries Ltd.	263,400	847,529
Sheng Siong Group Ltd.	176,500	234,412
SIA Engineering Co. Ltd. (a)	76,600	128,475
Silverlake Axis Ltd. Class A	235,700	59,346
Singapore Post Ltd.	395,500	151,512
Starhill Global (REIT)	398,031	156,900
StarHub Ltd.	151,300	113,610
Straits Trading Co. Ltd.	43,646	70,764
Suntec (REIT)	612,700	621,085
TDCX, Inc. ADR (a)	6,130	43,094
The Hour Glass Ltd.	68,900	107,699
UMS Holdings Ltd.	153,700	119,440
Yangzijiang Financial Holding Ltd.	643,700	186,394
TOTAL SINGAPORE		12,705,147
South Africa - 0.0%
Scatec Solar AS (d)	32,496	211,923
Spain - 1.9%
Acerinox SA	51,301	553,754
Almirall SA	19,843	203,454
Applus Services SA	35,969	301,418
Atresmedia Corporacion de Medios de Comunicacion SA	23,778	95,005
Audax Renovables SA (a)(c)	35,400	42,674
Banco de Sabadell SA	1,517,349	1,579,674
Bankinter SA	182,626	1,079,025
Befesa SA (d)	10,843	486,996
Cie Automotive SA	13,054	392,976
Compania de Distribucion Integral Logista Holdings SA	17,960	488,024
Construcciones y Auxiliar de Ferrocarriles	5,160	160,055
Distribuidora Internacional de Alimentacion SA (a)	4,035,722	70,262
Ebro Foods SA	18,366	340,799
eDreams ODIGEO SA (a)	17,480	99,195
Ence Energia y Celulosa SA	36,629	143,445
Faes Farma SA	84,413	297,647
Faes Farma SA rights	84,413	11,448
Fluidra SA	26,389	451,582
Gestamp Automocion SA (d)	47,118	203,731
Global Dominion Access SA (d)	21,220	88,619
Grenergy Renovables SA (a)	3,366	98,585
Indra Sistemas SA	38,200	505,111
Inmobiliaria Colonial SA	77,653	495,854
Laboratorios Farmaceuticos ROVI SA	5,101	225,843
Lar Espana Real Estate Socimi SA	15,825	89,455
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	174,827	161,434
MAPFRE SA (Reg.)	251,127	502,795
Mediaset Espana Comunicacion SA (a)(c)	17,915	59,577
Melia Hotels International SA (a)	32,640	210,941
Merlin Properties Socimi SA	87,622	773,371
Miquel y Costas & Miquel SA	4,055	54,423
Neinor Homes SLU (d)	7,303	73,793
Opdenergy Holdings SA	12,225	50,852
Pharma Mar SA	3,954	164,168
Prosegur Cash SA (d)	83,530	57,710
Prosegur Compania de Seguridad SA (Reg.)	51,725	99,287
Sacyr SA	108,596	359,225
Solaria Energia y Medio Ambiente SA (a)	20,444	322,365
Soltec Power Holdings SA (a)	10,022	57,259
Talgo SA (d)	17,843	61,933
Tecnicas Reunidas SA (a)(c)	9,131	84,717
Tecnicas Reunidas SA rights 4/26/23 (a)	9,131	10,382
Unicaja Banco SA (d)	397,198	402,440
Vidrala SA	5,373	563,632
Viscofan Envolturas Celulosicas SA	10,686	732,399
TOTAL SPAIN		13,307,334
Sweden - 5.7%
AAK AB	48,577	977,693
AcadeMedia AB (d)	22,910	116,281
Addlife AB	29,475	348,352
AddTech AB (B Shares)	69,722	1,393,753
AFRY AB (B Shares)	24,570	461,209
Alimak Group AB (d)	19,298	142,453
Alleima AB	56,050	287,381
Ambea AB (d)	19,004	72,272
Arjo AB	58,843	260,274
Atrium Ljungberg AB (B Shares)	12,316	228,785
Attendo AB (a)(d)	27,362	96,987
Avanza Bank Holding AB (c)	33,463	710,371
Axfood AB	29,026	719,490
Beijer Alma AB (B Shares)	12,395	281,621
Beijer Ref AB (B Shares)	88,945	1,451,908
Betsson AB (B Shares)	31,349	338,402
BICO Group AB (a)(c)	12,137	72,455
Bilia AB (A Shares)	18,319	206,501
Billerud AB	60,776	582,925
BioArctic AB (a)(d)	8,982	231,578
BioGaia AB	23,667	234,938
Biotage AB (A Shares)	17,963	223,157
BONESUPPORT Holding AB (a)(d)	14,889	148,962
Boozt AB (a)(d)	14,329	165,995
Bravida Holding AB (d)	54,297	659,185
Bufab AB	7,323	242,504
Bure Equity AB	15,007	382,527
Calliditas Therapeutics AB (a)	9,674	117,446
Camurus AB (a)	8,149	185,308
Castellum AB (c)	69,197	838,727
Catena AB	8,804	337,049
Cellavision AB	4,225	72,099
Cibus Nordic Real Estate AB	10,648	113,696
Cint Group AB (a)	40,539	63,486
Clas Ohlson AB (B Shares) (c)	10,385	78,280
Cloetta AB	52,815	111,758
Collector Bank AB	17,013	54,083
Coor Service Management Holding AB (d)	25,912	168,535
Corem Property Group AB	154,062	121,987
Creades AB (A Shares) (c)	15,318	127,039
Dios Fastigheter AB	23,068	164,433
Dometic Group AB (d)	86,674	619,351
Duni AB	8,736	95,410
Dustin Group AB (a)(d)	19,606	67,335
Electrolux Professional AB	64,388	374,836
Elekta AB (B Shares)	98,670	828,035
Engcon AB (B Shares)	10,910	95,854
Fabege AB	71,753	574,441
Fortnox AB	130,402	896,724
Garo AB	8,776	69,617
Granges AB	27,871	276,670
Hemnet Group AB	22,107	362,161
Hexatronic Group AB	43,880	370,122
HEXPOL AB (B Shares)	70,690	832,008
HMS Networks AB	7,632	354,546
Hufvudstaden AB (A Shares)	29,116	414,805
Instalco AB	49,072	257,441
Intrum AB (c)	20,041	180,925
Investment AB Oresund	6,859	82,134
INVISIO AB	11,068	227,187
Inwido AB	15,593	163,456
JM AB (B Shares)	13,861	222,072
K-Fast Holding AB (a)	15,969	32,078
Know IT AB	7,077	163,899
Lindab International AB	19,477	311,289
Loomis AB (B Shares)	20,097	642,787
Medicover AB Class B	17,546	289,324
Meko AB	10,745	131,706
MIPS AB	7,086	381,834
Modern Times Group MTG AB (B Shares)	24,053	193,150
Munters Group AB (d)	35,181	344,432
Mycronic AB	19,547	414,764
NCC AB (B Shares)	21,949	218,098
New Wave Group AB (B Shares)	11,371	229,304
Nobia AB	34,714	50,607
Nolato AB (B Shares)	55,711	308,568
Nordnet AB	37,302	584,898
Note AB (a)	4,625	103,459
NP3 Fastigheter AB	7,282	139,959
Nyfosa AB	44,162	301,661
Orron Energy AB	54,124	63,017
OX2 AB (a)	22,239	171,752
Pandox AB	25,156	299,025
Paradox Interactive AB	8,503	208,946
Peab AB	49,550	261,640
Platzer Fastigheter Holding AB	16,405	138,054
PowerCell Sweden AB (a)	12,761	107,961
Ratos AB (B Shares)	55,463	191,348
Resurs Holding AB (d)	35,114	66,735
RVRC Holding AB	10,449	31,179
Saab AB (B Shares)	19,783	1,110,389
Samhallsbyggnadsbolaget I Norden AB:
(B Shares) (c)	290,668	340,807
(D Shares) (c)	31,877	48,243
Scandic Hotels Group AB (a)(d)	41,606	148,410
Sdiptech AB (a)	8,240	189,949
Sectra AB (B Shares)	36,084	568,967
Sinch AB (a)(c)(d)	147,665	389,500
SkiStar AB	11,348	145,957
SSAB AB:
(A Shares)	60,735	430,325
(B Shares)	175,878	1,185,434
Stillfront Group AB (a)	125,026	265,778
Storskogen Group AB	370,197	336,370
Surgical Science Sweden AB (a)	8,998	164,166
Svolder AB (B Shares)	25,114	151,344
Sweco AB (B Shares)	57,806	773,373
Swedencare AB (c)	23,936	76,091
Synsam Holding AB	10,805	43,673
Thule Group AB (d)	27,958	806,157
Trelleborg AB (B Shares) (c)	65,256	1,637,914
Troax Group AB	10,617	240,395
Truecaller AB (B Shares) (a)	53,298	158,620
Vestum AB (a)	40,591	52,723
Viaplay Group AB (B Shares) (a)	19,703	501,843
Vimian Group AB (a)(c)	45,003	163,160
Vitec Software Group AB	8,388	440,869
Vitrolife AB	16,539	371,581
Volati AB	6,510	65,004
Wallenstam AB (B Shares)	93,187	369,111
Wihlborgs Fastigheter AB	74,824	603,405
XANO Industri AB	4,456	39,932
Xvivo Perfusion AB (a)	6,039	180,197
TOTAL SWEDEN		39,338,176
Switzerland - 4.8%
Accelleron Industries Ltd.	20,200	494,915
Allreal Holding AG	3,964	701,577
ALSO Holding AG	1,750	373,553
Arbonia AG	14,150	172,235
Aryzta AG (a)	255,920	453,518
Autoneum Holding AG (a)	757	114,670
Basilea Pharmaceutica AG (a)	3,169	153,159
Belimo Holding AG (Reg.)	2,626	1,262,689
Bell Food Group AG	598	189,332
Bossard Holding AG	1,531	374,250
Bucher Industries AG	1,760	789,179
Burckhardt Compression Holding AG	831	511,327
Burkhalter Holding AG	1,668	178,771
Bystronic AG	372	268,434
Cembra Money Bank AG	8,114	648,594
COLTENE Holding AG	745	60,594
Comet Holding AG	2,110	507,524
Daetwyler Holdings AG	2,043	515,407
DKSH Holding AG	9,560	758,832
Dorma Kaba Holding AG	793	353,982
Dottikon ES Holding AG (a)	767	199,076
Dufry AG (a)	19,520	902,395
EFG International	24,829	238,054
Emmi AG	570	592,415
Flughafen Zuerich AG	5,350	1,027,085
Forbo Holding AG (Reg.)	242	355,751
Galenica AG (d)	13,459	1,203,834
Georg Fischer AG (Reg.)	21,909	1,587,076
Gurit-Heberlein AG (Bearer) (c)	1,015	102,312
Helvetia Holding AG (Reg.)	10,015	1,491,298
Huber+Suhner AG	4,246	347,717
Idorsia Ltd. (a)(c)	31,163	299,480
Implenia AG	3,493	157,290
INFICON Holding AG	463	501,409
Interroll Holding AG	172	626,347
Intershop Holding AG	305	214,287
IWG PLC (a)	203,805	434,656
Kardex AG	1,674	379,241
Komax Holding AG (Reg.)	1,043	274,796
Landis+Gyr Group AG	5,773	475,351
LEM Holding SA	151	333,134
Leonteq AG	2,588	139,555
Medacta Group SA (d)	1,922	257,600
Medartis Holding AG (a)(d)	1,164	96,495
Mediclinic International PLC (London)	107,146	671,663
Medmix AG (d)	6,715	158,888
Metall Zug AG	52	107,333
Meyer Burger Technology AG (a)	878,608	566,669
Mobilezone Holding AG	11,167	170,157
Mobimo Holding AG	1,932	516,583
OC Oerlikon Corp. AG (Reg.)	48,925	272,472
Orior AG	1,810	168,678
Peach Property Group AG (c)	2,635	41,094
PSP Swiss Property AG	12,330	1,449,777
Rieter Holding AG (Reg.)	639	69,487
Schweiter Technologies AG	270	215,070
Sensirion Holding AG (a)(d)	2,551	275,691
SFS Group AG	5,188	674,437
Siegfried Holding AG	1,080	829,468
SKAN Group AG	2,435	234,824
St.Galler Kantonalbank AG	792	445,686
Stadler Rail AG (c)	13,532	561,354
Sulzer AG (Reg.)	4,963	413,653
Swissquote Group Holding SA	2,714	577,809
Tecan Group AG	3,424	1,485,515
TX Group AG	725	84,192
u-blox Holding AG	1,862	224,144
V-ZUG Holding AG (a)	614	56,190
Valiant Holding AG	4,185	485,055
Vetropack Holding AG	3,184	164,926
Vontobel Holdings AG	7,466	498,652
Ypsomed Holding AG	1,110	257,677
Zehnder Group AG	2,678	218,410
Zur Rose Group AG (a)(c)	3,109	135,442
TOTAL SWITZERLAND		33,150,192
Tanzania - 0.0%
Helios Towers PLC (a)	199,000	260,847
Ukraine - 0.0%
Ferrexpo PLC	79,474	107,969
United Arab Emirates - 0.1%
Network International Holdings PLC (a)(d)	133,210	648,218
United Kingdom - 14.4%
888 Holdings PLC (a)	104,160	104,722
A.G. Barr PLC	25,550	161,513
Advanced Medical Solutions Group PLC	58,507	180,145
AJ Bell PLC	83,618	342,794
Allfunds Group PLC	68,317	451,295
Alliance Pharma PLC	139,805	111,921
Alpha Financial Markets Consulting PLC	31,148	182,025
Alpha FX Group PLC	8,550	233,171
Alphawave IP Group PLC (a)	73,962	94,253
AO World PLC (a)	115,035	112,259
Ascential PLC (a)	119,004	381,673
Ashmore Group PLC	126,374	386,252
ASOS PLC (a)	19,167	177,481
Assura PLC	786,731	503,261
Aston Martin Lagonda Global Holdings PLC (a)(c)(d)	113,731	345,894
Auction Technology Group PLC (a)	24,464	215,523
Avon Protection PLC	8,240	102,831
B&M European Value Retail SA	256,691	1,547,495
Babcock International Group PLC (a)	67,767	270,317
Balfour Beatty PLC	160,124	770,733
Beazley PLC	180,743	1,352,671
Bellway PLC	33,048	1,001,778
Big Yellow Group PLC	46,875	721,060
Bodycote PLC	51,776	449,305
Boohoo.Com PLC (a)	278,104	172,237
Breedon Group PLC	414,943	358,257
Bridgepoint Group Holdings Ltd. (d)	67,361	204,021
Britvic PLC	69,224	794,720
Bytes Technology Group PLC	57,986	303,010
Capita Group PLC (a)	458,937	200,370
Capricorn Energy PLC	85,050	234,509
Central Asia Metals PLC	49,169	126,985
Centrica PLC	1,584,263	2,279,725
Ceres Power Holdings PLC (a)(c)	34,077	149,635
Chemring Group PLC	76,210	272,006
Civitas Social Housing PLC	166,419	111,475
Clarkson PLC	7,385	287,714
Close Brothers Group PLC	40,837	466,003
CLS Holdings PLC	49,159	83,774
CMC Markets PLC (d)	35,554	82,126
Coats Group PLC	431,364	423,935
Computacenter PLC	23,259	671,138
ConvaTec Group PLC (d)	439,300	1,213,494
Craneware PLC	7,244	122,903
Cranswick PLC	14,343	578,621
Crest Nicholson Holdings PLC	69,044	233,414
Currys PLC	291,033	208,481
Custodian (REIT) PLC	113,386	134,660
CVS Group PLC	19,201	511,574
Darktrace PLC (a)(c)	87,922	309,499
Dechra Pharmaceuticals PLC	30,591	1,434,007
Deliveroo PLC Class A (a)(d)	239,217	328,896
Derwent London PLC	27,018	815,596
Diploma PLC	33,499	1,130,802
Direct Line Insurance Group PLC	355,091	766,006
Discoverie Group PLC	25,979	275,885
Domino's Pizza UK & IRL PLC	101,311	374,583
Dowlais Group PLC	352,000	586,591
Dr. Martens Ltd.	161,889	337,937
Drax Group PLC	107,671	851,947
DS Smith PLC	371,070	1,446,127
Dunelm Group PLC	29,294	421,903
easyJet PLC (a)	81,976	512,644
Elementis PLC (a)	158,123	249,594
EMIS Group PLC	15,529	318,502
Empiric Student Property PLC	162,772	189,017
EnQuest PLC (a)	413,226	86,831
Ergomed PLC (a)	10,854	145,956
Essentra PLC	81,742	212,136
FD Technologies PLC (a)	6,484	153,523
Fever-Tree Drinks PLC	28,527	486,144
Firstgroup PLC	198,454	280,334
Forterra PLC (d)	58,365	141,859
Frasers Group PLC (a)	45,362	438,112
Future PLC	31,016	439,687
Games Workshop Group PLC	8,842	1,102,329
Gamma Communications PLC	22,171	323,773
GB Group PLC	64,851	265,369
Genuit Group PLC	67,535	255,048
Genus PLC	17,614	595,026
Grafton Group PLC unit	57,453	625,865
Grainger Trust PLC	197,257	641,076
Great Portland Estates PLC	58,767	394,019
Greatland Gold PLC (a)	1,240,085	125,302
Greggs PLC	27,020	956,919
Halfords Group PLC	59,693	157,690
Hammerson PLC (c)	1,081,459	381,370
Harbour Energy PLC	116,901	363,322
Hays PLC	429,113	613,709
Helical PLC	30,213	113,911
Hill & Smith Holdings PLC	20,902	361,456
Hiscox Ltd.	93,238	1,385,030
Home (REIT) PLC (b)	235,236	112,488
Howden Joinery Group PLC	148,196	1,275,035
Hunting PLC	38,265	112,530
Ibstock PLC (d)	103,661	221,078
IG Group Holdings PLC	106,450	981,284
IMI PLC	70,125	1,405,667
Impact Healthcare REIT PLC	86,860	106,978
Impax Asset Management Group PLC	23,456	231,110
Inchcape PLC	100,662	1,022,809
Indivior PLC (a)	36,720	704,216
IntegraFin Holdings PLC	80,547	275,541
Intermediate Capital Group PLC	77,640	1,269,927
International Distributions Services PLC	204,536	650,852
Investec PLC	187,278	1,043,358
IP Group PLC	280,187	198,246
ITM Power PLC (a)(c)	116,957	114,913
ITV PLC	968,330	983,051
J.D. Wetherspoon PLC (a)	26,382	236,399
Jet2 PLC	42,964	661,979
John Wood Group PLC (a)	187,515	531,176
Johnson Service Group PLC	120,802	184,611
Judges Scientific PLC	1,473	184,009
Jupiter Fund Management PLC	120,805	197,368
Just Group PLC	281,733	312,642
Kainos Group PLC	21,795	339,647
Kape Technologies PLC (a)	45,781	165,126
Keller Group PLC	19,786	166,105
Kier Group PLC (a)	118,746	114,463
Lancashire Holdings Ltd.	66,035	508,311
Learning Technologies Group PLC	160,465	226,872
Liontrust Asset Management PLC	17,549	189,670
Londonmetric Properity PLC	253,638	613,931
LXI REIT PLC	441,329	584,591
Man Group PLC	344,505	983,678
Marks & Spencer Group PLC (a)	527,556	1,089,650
Marlowe PLC (a)	22,148	140,286
Marshalls PLC	61,538	232,478
Melrose Industries PLC	365,244	1,877,393
Mitchells & Butlers PLC (a)	73,536	161,821
Mitie Group PLC	364,828	421,818
Molten Ventures PLC (a)	37,663	132,438
Moneysupermarket.com Group PLC	145,252	500,175
Moonpig Group PLC (a)	60,150	103,488
Morgan Advanced Materials PLC	77,392	298,109
Morgan Sindall PLC	11,555	245,998
National Express Group PLC Class L	143,226	218,519
NCC Group Ltd.	83,600	112,839
Next Fifteen Communications Group PLC	22,728	240,504
Ninety One PLC	103,046	234,530
OSB Group PLC	114,804	716,783
Oxford BioMedica PLC (a)	19,501	106,364
Oxford Instruments PLC	14,831	514,433
Oxford Nanopore Technologies Ltd. (a)	89,516	258,523
Pagegroup PLC	88,597	505,280
Pan African Resources PLC	464,864	103,407
Pantheon Resources PLC (a)(c)	196,540	46,115
Paragon Banking Group PLC	61,821	390,410
Pennon Group PLC	69,994	756,499
Petrofac Ltd. (a)(c)	121,424	109,032
Pets At Home Group PLC	130,994	634,801
Picton Property Income Ltd.	148,854	142,736
Playtech Ltd. (a)	62,149	450,670
Polar Capital Holdings PLC	19,290	118,547
Premier Foods PLC	176,040	277,433
Primary Health Properties PLC	341,157	456,618
PZ Cussons PLC Class L	63,111	159,026
QinetiQ Group PLC	154,965	723,310
Quilter PLC (d)	361,126	386,222
Rank Group PLC (a)	57,344	69,545
Rathbone Brothers PLC	16,357	401,677
Reach PLC	81,856	86,927
Redde Northgate PLC	57,614	272,248
Redrow PLC	75,643	491,958
Regional REIT Ltd. (d)	110,442	77,033
Renewi PLC (a)	21,788	164,292
Renishaw PLC	9,678	438,348
Restore PLC	33,500	123,356
Rightmove PLC	221,335	1,597,211
Rotork PLC	227,840	936,325
RS GROUP PLC	127,068	1,471,409
RWS Holdings PLC	82,619	264,562
S4 Capital PLC (a)	100,887	185,367
Safestore Holdings PLC	57,405	714,584
Savills PLC	38,682	467,420
Serco Group PLC	313,847	599,924
Serica Energy PLC	55,789	166,588
Shaftesbury Capital PLC	369,204	546,589
SIG PLC (a)	186,419	104,138
Smart Metering Systems PLC	33,208	330,952
Softcat PLC	34,975	587,676
Spectris PLC	28,265	1,335,273
Spire Healthcare Group PLC (d)	75,830	217,759
Spirent Communications PLC	166,470	376,580
SSP Group PLC (a)	212,149	687,342
SThree PLC	34,095	180,608
Subsea 7 SA	63,271	722,237
Supermarket Income (REIT) PLC	335,174	368,576
Synthomer PLC	101,823	153,047
Target Healthcare (REIT) PLC	168,479	163,460
Tate & Lyle PLC	107,844	1,104,594
Team17 Group PLC (a)	29,660	134,936
Telecom Plus PLC	17,159	389,456
The PRS REIT PLC	141,784	153,597
The Weir Group PLC	70,041	1,619,642
THG PLC (a)(c)	205,443	258,139
TORM PLC	7,884	245,920
TP ICAP Group PLC	213,314	456,008
Trainline PLC (a)(d)	130,772	409,883
Travis Perkins PLC	56,045	674,763
Tritax Big Box REIT PLC	499,818	974,255
Trustpilot Group PLC (a)(d)	63,234	70,330
Tyman PLC	53,365	165,319
UK Commercial Property REIT Ltd.	214,470	144,471
Unite Group PLC	90,832	1,094,728
Urban Logistics REIT PLC	127,103	225,868
Vanquis Banking Group PLC	66,308	187,498
Vesuvius PLC	58,908	300,128
Victoria PLC (a)(c)	17,340	113,537
Victrex PLC	22,577	475,542
Virgin Money UK PLC	335,478	657,293
Vistry Group PLC	92,564	910,281
Volex PLC	32,796	105,308
Volution Group PLC	53,247	290,023
Warehouse (REIT) PLC	110,545	151,987
Watches of Switzerland Group PLC (a)(d)	65,021	679,461
WH Smith PLC	35,417	700,592
Wickes Group PLC	70,941	120,181
Wincanton PLC	33,816	91,371
Workspace Group PLC	39,124	234,733
Yellow Cake PLC (a)(d)	47,300	223,510
YouGov PLC	28,894	308,657
Young & Co.'s Brewery PLC Class A	6,146	88,440
TOTAL UNITED KINGDOM		99,659,869
United States of America - 0.6%
Burford Capital Ltd.	49,697	653,297
Carnival PLC (a)	39,602	327,035
Diversified Gas & Oil PLC	214,098	254,807
Fiverr International Ltd. (a)	8,561	312,648
InMode Ltd. (a)	18,856	702,575
Maxeon Solar Technologies Ltd. (a)(c)	6,705	188,478
PolyPeptide Group AG (d)	4,062	101,794
REC Silicon ASA (a)(c)	74,306	111,490
Reliance Worldwide Corp. Ltd.	213,690	582,761
RHI Magnesita NV	7,066	200,692
Riskified Ltd. (a)	14,234	69,889
Sims Ltd.	43,123	451,918
Taro Pharmaceutical Industries Ltd. (a)	2,470	62,244
Vobile Group Ltd. (a)	402,000	156,878
TOTAL UNITED STATES OF AMERICA		4,176,506
Vietnam - 0.0%
XP Power PLC	5,053	140,660
TOTAL COMMON STOCKS (Cost $839,305,733)		685,543,625

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,377	133,580
Einhell Germany AG	446	77,157
Fuchs Petrolub AG	18,628	734,838
Jungheinrich AG	12,968	500,702
Sixt SE Preference Shares	4,474	355,446
Sto SE & Co. KGaA	697	135,787
TOTAL GERMANY		1,937,510
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	11,010	225,168
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,292,367)		2,162,678

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $496,261)	500,000	495,973

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	1,207,649	1,207,891
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	21,591,625	21,593,784
TOTAL MONEY MARKET FUNDS (Cost $22,801,675)		22,801,675

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $864,896,036)	711,003,951
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(17,668,986)
NET ASSETS - 100.0%	693,334,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	67	Jun 2023	7,201,160	283,255	283,255

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,409,193 or 4.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $244,019.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	5,135,838	36,450,908	40,378,855	94,042	-	-	1,207,891	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	21,280,639	35,600,343	35,287,198	404,468	-	-	21,593,784	0.1%
Total	26,416,477	72,051,251	75,666,053	498,510	-	-	22,801,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	28,693,194	17,392,708	11,300,486	-
Consumer Discretionary	89,597,593	38,546,913	51,050,680	-
Consumer Staples	43,502,982	17,917,341	25,585,641	-
Energy	18,679,944	13,032,186	5,647,758	-
Financials	79,264,111	54,225,952	25,038,159	-
Health Care	44,741,931	27,137,186	17,604,745	-
Industrials	160,004,567	95,625,475	64,379,092	-
Information Technology	64,688,984	36,044,945	28,644,039	-
Materials	65,546,910	26,969,532	38,133,761	443,617
Real Estate	71,759,848	32,834,880	38,812,480	112,488
Utilities	21,226,239	12,315,593	8,910,646	-

Government Obligations	495,973	-	495,973	-

Money Market Funds	22,801,675	22,801,675	-	-
Total Investments in Securities:	711,003,951	394,844,386	315,603,460	556,105
Derivative Instruments:

Assets
Futures Contracts	283,255	283,255	-	-
Total Assets	283,255	283,255	-	-
Total Derivative Instruments:	283,255	283,255	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	283,255	0
Total Equity Risk	283,255	0
Total Value of Derivatives	283,255	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,703,120) - See accompanying schedule:
Unaffiliated issuers (cost $842,094,361)	$688,202,276
Fidelity Central Funds (cost $22,801,675)	22,801,675

Total Investment in Securities (cost $864,896,036)		$711,003,951
Cash		29,737
Receivable for fund shares sold		16,856
Dividends receivable		3,768,638
Reclaims receivable		987,761
Interest receivable		3,831
Distributions receivable from Fidelity Central Funds		72,625
Prepaid expenses		280
Receivable from investment adviser for expense reductions		30,816
Other receivables		4,771
Total assets		715,919,266
Liabilities
Payable to custodian bank	$715,281
Payable for investments purchased
Regular delivery	18,122
Delayed delivery	69,772
Payable for fund shares redeemed	54,614
Accrued management fee	57,335
Payable for daily variation margin on futures contracts	6,803
Other payables and accrued expenses	68,589
Collateral on securities loaned	21,593,785
Total Liabilities		22,584,301
Net Assets		$693,334,965
Net Assets consist of:
Paid in capital		$900,543,547
Total accumulated earnings (loss)		(207,208,582)
Net Assets		$693,334,965
Net Asset Value , offering price and redemption price per share ($693,334,965 ÷ 85,906,404 shares)		$8.07

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$10,947,548
Interest		13,094
Income from Fidelity Central Funds (including $404,468 from security lending)		498,510
Income before foreign taxes withheld		$11,459,152
Less foreign taxes withheld		(1,085,065)
Total Income		10,374,087
Expenses
Management fee	$347,486
Custodian fees and expenses	69,874
Independent trustees' fees and expenses	2,310
Registration fees	5,825
Audit	29,019
Legal	524
Interest	8,009
Miscellaneous	1,523
Total expenses before reductions	464,570
Expense reductions	(107,189)
Total expenses after reductions		357,381
Net Investment income (loss)		10,016,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,715,961)
Foreign currency transactions	218,776
Futures contracts	1,370,496
Total net realized gain (loss)		(35,126,689)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	147,464,050
Assets and liabilities in foreign currencies	103,347
Futures contracts	713,191
Total change in net unrealized appreciation (depreciation)		148,280,588
Net gain (loss)		113,153,899
Net increase (decrease) in net assets resulting from operations		$123,170,605
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,016,706	$23,260,160
Net realized gain (loss)	(35,126,689)	(26,145,421)
Change in net unrealized appreciation (depreciation)	148,280,588	(297,069,291)
Net increase (decrease) in net assets resulting from operations	123,170,605	(299,954,552)
Distributions to shareholders	(19,865,640)	(11,052,522)
Share transactions
Proceeds from sales of shares	8,926,993	175,719,119
Reinvestment of distributions	19,858,109	11,052,043
Cost of shares redeemed	(102,935,307)	(85,002,656)
Net increase (decrease) in net assets resulting from share transactions	(74,150,205)	101,768,506
Total increase (decrease) in net assets	29,154,760	(209,238,568)

Net Assets
Beginning of period	664,180,205	873,418,773
End of period	$693,334,965	$664,180,205

Other Information
Shares
Sold	1,155,374	18,306,524
Issued in reinvestment of distributions	2,669,101	1,147,668
Redeemed	(13,314,283)	(10,341,740)
Net increase (decrease)	(9,489,808)	9,112,452

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.24	.09
Net realized and unrealized gain (loss)	1.23	(3.27)	.03 D
Total from investment operations	1.34	(3.03)	.12
Distributions from net investment income	(.23)	(.13)	-
Total distributions	(.23)	(.13)	-
Net asset value, end of period	$8.07	$6.96	$10.12
Total Return E,F	19.49%	(30.31)%	1.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.13% I	.14%	.19% I,J
Expenses net of fee waivers, if any	.10% I	.10%	.10% I
Expenses net of all reductions	.10% I	.10%	.10% I
Net investment income (loss)	2.88% I	2.85%	2.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$693,335	$664,180	$873,419
Portfolio turnover rate K	11% I	20%	1% L

A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities   are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$41,978,974
Gross unrealized depreciation	(199,764,045)
Net unrealized appreciation (depreciation)	$(157,785,071)
Tax cost	$869,072,277

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(21,711,323)
Long-term	(409,701)
Total capital loss carryforward	$(22,121,024)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	38,863,956	108,386,120

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Small Cap Index Fund	Borrower	$ 5,490,091	4.67%	$ 7,836

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Small Cap Index Fund	$682

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Small Cap Index Fund	$42,730	$ 908	$30,837

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Small Cap Index Fund	$195,000	5.33%	$ 173

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $106,964.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $225.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	69%	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	83%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI International Small Cap Index Fund	.10%
Actual		$ 1,000	$ 1,194.90	$ .54
Hypothetical- B		$ 1,000	$ 1,024.30	$ .50

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9903807.101
SCI-SANN-0623
Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Semi-Annual Report
April 30, 2023

Contents

Fidelity ZERO® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Large Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity ZERO® Extended Market Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Hubbell, Inc. Class B	0.3
Builders FirstSource, Inc.	0.3
Snap-On, Inc.	0.3
Ares Management Corp.	0.3
Graco, Inc.	0.3
EQT Corp.	0.3
Booz Allen Hamilton Holding Corp. Class A	0.3
Deckers Outdoor Corp.	0.3
Camden Property Trust (SBI)	0.3
Equity Lifestyle Properties, Inc.	0.2
2.9

Market Sectors (% of Fund's net assets)

Industrials	19.0
Financials	15.5
Consumer Discretionary	13.7
Health Care	13.3
Information Technology	11.3
Real Estate	7.3
Materials	5.1
Energy	4.7
Consumer Staples	3.8
Communication Services	3.1
Utilities	3.0

Asset Allocation (% of Fund's net assets)

Futures - 0.2%

Fidelity ZERO® Extended Market Index Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	5,018	158,468
AST SpaceMobile, Inc. (a)(b)	15,847	84,148
ATN International, Inc.	2,886	104,387
Bandwidth, Inc. (a)	5,326	64,817
Cogent Communications Group, Inc.	11,024	761,097
Consolidated Communications Holdings, Inc. (a)	18,960	73,375
EchoStar Holding Corp. Class A (a)(b)	9,139	156,003
Frontier Communications Parent, Inc. (a)(b)	57,833	1,303,556
Globalstar, Inc. (a)(b)	185,075	167,678
IDT Corp. Class B (a)	5,137	170,600
Iridium Communications, Inc.	32,535	2,064,996
Liberty Global PLC:
Class A (a)	44,386	865,971
Class C (a)	66,425	1,351,085
Liberty Latin America Ltd.:
Class A (a)	1,799	15,957
Class C (a)	45,255	401,864
Lumen Technologies, Inc. (b)	239,958	568,700
Radius Global Infrastructure, Inc. (a)	20,058	294,652
		8,607,354
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	133,918	736,549
Cinemark Holdings, Inc. (a)(b)	27,740	468,251
Endeavor Group Holdings, Inc. (a)	45,032	1,160,925
Genius Brands International, Inc. (a)(b)	7,544	19,464
Lions Gate Entertainment Corp.:
Class A (a)	18,797	216,166
Class B (a)	28,880	308,150
Live Nation Entertainment, Inc. (a)	36,945	2,504,132
Madison Square Garden Entertainment Corp. (b)	6,816	219,952
Madison Square Garden Sports Corp.	4,577	917,689
Marcus Corp. (b)	6,390	111,953
Playtika Holding Corp. (a)	23,064	230,640
Roku, Inc. Class A (a)	31,587	1,775,505
Sciplay Corp. (A Shares) (a)	6,101	104,205
Skillz, Inc. (a)(b)	78,342	48,784
Sphere Entertainment Co. (a)(b)	6,640	186,850
Vivid Seats, Inc. Class A (a)(b)	5,638	40,481
Warner Music Group Corp. Class A	30,457	928,025
World Wrestling Entertainment, Inc. Class A (b)	11,220	1,202,447
		11,180,168
Interactive Media & Services - 0.5%
Angi, Inc. (a)	19,753	45,432
Bumble, Inc. (a)	24,283	442,193
CarGurus, Inc. Class A (a)	24,547	403,553
Cars.com, Inc. (a)	16,107	315,214
Eventbrite, Inc. (a)(b)	21,280	154,706
EverQuote, Inc. Class A (a)	4,584	31,950
fuboTV, Inc. (a)(b)	48,191	54,938
IAC, Inc. (a)	20,264	1,049,067
MediaAlpha, Inc. Class A (a)	5,950	44,030
Nextdoor Holdings, Inc. (a)(b)	31,455	66,370
QuinStreet, Inc. (a)	13,436	149,274
Rumble, Inc. (a)(b)	20,808	165,632
Shutterstock, Inc. (b)	6,171	413,457
TripAdvisor, Inc. (a)(b)	27,228	482,752
Vimeo, Inc. (a)	39,763	130,820
Yelp, Inc. (a)	18,085	541,103
Ziff Davis, Inc. (a)	12,233	894,722
ZipRecruiter, Inc. (a)	13,444	227,741
Zoominfo Technologies, Inc. (a)	70,120	1,536,329
		7,149,283
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	57,452	201,082
AMC Networks, Inc. Class A (a)	7,175	126,926
Boston Omaha Corp. (a)	5,184	106,065
Cable One, Inc. (b)	1,250	948,013
Cardlytics, Inc. (a)(b)	8,367	54,302
Clear Channel Outdoor Holdings, Inc. (a)	121,468	154,264
DISH Network Corp. Class A (a)	65,420	491,304
E.W. Scripps Co. Class A (a)	15,460	130,328
Entravision Communication Corp. Class A	15,850	99,063
Gannett Co., Inc. (a)(b)	36,271	68,915
Gray Television, Inc.	22,106	170,437
iHeartMedia, Inc. (a)	26,486	91,906
Integral Ad Science Holding Corp. (a)	9,577	150,646
John Wiley & Sons, Inc. Class A	11,155	430,248
Magnite, Inc. (a)	30,788	289,407
News Corp.:
Class A	98,135	1,728,157
Class B	31,504	559,196
Nexstar Broadcasting Group, Inc. Class A	9,767	1,694,086
PubMatic, Inc. (a)	11,372	155,342
Quotient Technology, Inc. (a)	23,486	66,231
Scholastic Corp.	7,565	291,026
Sinclair Broadcast Group, Inc. Class A (b)	11,233	223,424
Sirius XM Holdings, Inc.	181,441	689,476
Stagwell, Inc. (a)	25,890	161,036
TechTarget, Inc. (a)	7,003	238,732
TEGNA, Inc.	57,805	988,466
The New York Times Co. Class A	42,657	1,695,616
Thryv Holdings, Inc. (a)	7,954	178,647
WideOpenWest, Inc. (a)	13,631	155,802
		12,338,143
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	16,674	223,598
NII Holdings, Inc. (a)(c)	10,174	0
Shenandoah Telecommunications Co.	13,029	271,133
Spok Holdings, Inc.	5,072	62,031
Telephone & Data Systems, Inc.	26,050	260,500
U.S. Cellular Corp. (a)	3,574	75,912
		893,174
TOTAL COMMUNICATION SERVICES		40,168,122
CONSUMER DISCRETIONARY - 13.7%
Automobile Components - 1.4%
Adient PLC (a)	24,718	913,083
American Axle & Manufacturing Holdings, Inc. (a)	29,019	207,486
Autoliv, Inc. (b)	20,084	1,723,408
BorgWarner, Inc.	60,589	2,916,149
Dana, Inc.	33,039	488,647
Dorman Products, Inc. (a)	7,325	631,122
Fox Factory Holding Corp. (a)	10,955	1,214,581
Garrett Motion, Inc. (a)(b)	14,160	116,962
Gentex Corp. (b)	60,770	1,676,644
Gentherm, Inc. (a)	8,615	513,885
Holley, Inc. (a)(b)	12,327	29,708
LCI Industries	6,587	744,068
Lear Corp.	15,319	1,955,624
Luminar Technologies, Inc. (a)(b)	60,695	365,384
Mobileye Global, Inc. (b)	12,118	456,122
Modine Manufacturing Co. (a)	13,484	281,950
Motorcar Parts of America, Inc. (a)	4,894	23,834
Patrick Industries, Inc.	5,615	385,357
QuantumScape Corp. Class A (a)(b)	72,268	505,876
Solid Power, Inc. (a)(b)	28,684	65,113
Standard Motor Products, Inc.	4,810	173,208
Stoneridge, Inc. (a)	7,255	136,612
The Goodyear Tire & Rubber Co. (a)	73,372	782,879
Visteon Corp. (a)	7,292	1,023,724
XPEL, Inc. (a)	5,079	371,072
		17,702,498
Automobiles - 0.5%
Canoo, Inc. (a)(b)	80,628	60,874
Faraday Future Intelligent Electric, Inc. (a)(b)	133,032	22,682
Fisker, Inc. (a)(b)	40,309	259,590
Harley-Davidson, Inc.	34,485	1,279,394
Lordstown Motors Corp. Class A (a)(b)	40,624	21,246
Lucid Group, Inc. Class A (a)	165,875	1,317,048
Mullen Automotive, Inc. (a)(b)	417,896	32,136
Rivian Automotive, Inc. (a)(b)	142,035	1,820,889
Thor Industries, Inc. (b)	13,879	1,096,719
Winnebago Industries, Inc.	7,937	461,457
Workhorse Group, Inc. (a)(b)	41,139	38,761
		6,410,796
Broadline Retail - 0.3%
Big Lots, Inc. (b)	7,171	64,467
ContextLogic, Inc. (a)(b)	4,682	33,757
Dillard's, Inc. Class A (b)	891	265,865
Groupon, Inc. (a)(b)	5,032	18,015
Kohl's Corp. (b)	28,686	631,953
Macy's, Inc.	70,303	1,148,751
Nordstrom, Inc. (b)	29,085	449,654
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,988	977,967
Qurate Retail, Inc. Series A (a)(b)	88,050	70,141
		3,660,570
Distributors - 0.0%
Funko, Inc. (a)(b)	8,576	84,559
Diversified Consumer Services - 1.0%
2U, Inc. (a)	19,915	110,329
ADT, Inc. (b)	55,499	371,843
Adtalem Global Education, Inc. (a)	11,744	476,454
American Public Education, Inc. (a)	4,432	25,262
Bright Horizons Family Solutions, Inc. (a)	14,959	1,138,679
Carriage Services, Inc.	3,523	101,145
Chegg, Inc. (a)	32,771	589,223
Coursera, Inc. (a)	22,127	275,260
Duolingo, Inc. (a)	6,564	893,754
European Wax Center, Inc. (b)	7,620	143,561
Frontdoor, Inc. (a)	21,129	578,089
Graham Holdings Co.	990	569,814
Grand Canyon Education, Inc. (a)	7,927	940,935
H&R Block, Inc.	39,565	1,341,649
Laureate Education, Inc. Class A	34,840	431,668
Mister Car Wash, Inc. (a)	20,611	181,789
Nerdy, Inc. Class A (a)(b)	15,243	60,515
OneSpaWorld Holdings Ltd. (a)	15,616	187,392
Perdoceo Education Corp. (a)	17,473	226,800
Rover Group, Inc. Class A (a)	25,798	116,865
Service Corp. International	39,806	2,793,983
Strategic Education, Inc. (b)	5,798	510,224
Stride, Inc. (a)	10,609	455,763
Udemy, Inc. (a)	16,920	153,803
WW International, Inc. (a)	14,037	117,209
		12,792,008
Hotels, Restaurants & Leisure - 3.2%
Accel Entertainment, Inc. (a)	14,642	129,582
ARAMARK Holdings Corp.	67,469	2,341,174
Bally's Corp. (a)	6,867	118,112
BJ's Restaurants, Inc. (a)	5,983	194,687
Bloomin' Brands, Inc.	22,772	564,062
Bluegreen Vacations Holding Corp. Class A	2,113	60,833
Bowlero Corp. Class A (a)	8,807	128,846
Boyd Gaming Corp.	20,515	1,423,741
Brinker International, Inc. (a)	11,422	455,966
Choice Hotels International, Inc. (b)	7,169	914,191
Churchill Downs, Inc.	8,514	2,490,600
Chuy's Holdings, Inc. (a)	4,610	160,797
Cracker Barrel Old Country Store, Inc.	5,757	611,163
Dave & Buster's Entertainment, Inc. (a)(b)	10,930	387,578
Denny's Corp. (a)	14,837	166,323
Dine Brands Global, Inc.	4,105	266,538
Draftkings Holdings, Inc.	116,273	2,547,541
Dutch Bros, Inc. (a)(b)	7,634	237,799
El Pollo Loco Holdings, Inc.	5,156	48,054
Everi Holdings, Inc. (a)	23,264	353,613
First Watch Restaurant Group, Inc. (a)	2,753	44,268
Golden Entertainment, Inc. (a)	5,799	244,486
Hilton Grand Vacations, Inc. (a)	20,565	880,182
Hyatt Hotels Corp. Class A (a)	12,486	1,427,150
Inspired Entertainment, Inc. (a)	6,210	79,488
Jack in the Box, Inc.	5,280	489,403
Krispy Kreme, Inc. (b)	17,356	266,935
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,026	70,712
Life Time Group Holdings, Inc. (a)(b)	14,841	308,544
Light & Wonder, Inc. Class A (a)	24,239	1,461,369
Lindblad Expeditions Holdings (a)	8,334	94,258
Marriott Vacations Worldwide Corp. (b)	9,924	1,335,373
Monarch Casino & Resort, Inc.	3,437	238,390
Norwegian Cruise Line Holdings Ltd. (a)(b)	109,221	1,458,100
Papa John's International, Inc.	8,345	624,123
Penn Entertainment, Inc. (a)	40,220	1,198,154
Planet Fitness, Inc. (a)	21,602	1,795,990
Playa Hotels & Resorts NV (a)	34,226	318,644
PlayAGS, Inc. (a)	8,134	42,948
Portillo's, Inc. (a)(b)	11,231	242,814
RCI Hospitality Holdings, Inc.	2,267	169,798
Red Robin Gourmet Burgers, Inc. (a)(b)	4,411	57,652
Red Rock Resorts, Inc.	12,664	618,003
Rush Street Interactive, Inc. (a)	14,012	43,577
Ruth's Hospitality Group, Inc.	7,630	123,301
Sabre Corp. (a)(b)	85,616	342,464
SeaWorld Entertainment, Inc. (a)	10,296	552,483
Shake Shack, Inc. Class A (a)	9,679	530,506
Six Flags Entertainment Corp. (a)(b)	19,339	469,358
Soho House & Co., Inc. Class A (a)(b)	10,251	66,939
Sonder Holdings, Inc. (a)	38,270	15,695
Sweetgreen, Inc. Class A (a)(b)	19,534	155,100
Target Hospitality Corp. (a)	6,348	80,048
Texas Roadhouse, Inc. Class A	17,321	1,916,049
The Cheesecake Factory, Inc. (b)	12,412	418,160
Travel+Leisure Co.	21,144	809,181
Vail Resorts, Inc.	10,437	2,510,307
Wendy's Co.	44,012	972,665
Wingstop, Inc.	7,744	1,549,652
Wyndham Hotels & Resorts, Inc.	22,903	1,562,443
Wynn Resorts Ltd. (a)	26,700	3,051,276
Xponential Fitness, Inc. (a)	5,845	193,353
		42,430,541
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	7,827	166,793
Cavco Industries, Inc. (a)	2,113	634,365
Century Communities, Inc.	7,351	495,016
Dream Finders Homes, Inc. (a)(b)	5,260	80,215
Ethan Allen Interiors, Inc.	5,982	167,077
GoPro, Inc. Class A (a)	33,188	142,045
Green Brick Partners, Inc. (a)	7,011	261,300
Helen of Troy Ltd. (a)	6,240	626,122
Hovnanian Enterprises, Inc. Class A (a)	1,183	87,270
Installed Building Products, Inc.	6,084	756,059
iRobot Corp. (a)(b)	7,117	279,912
KB Home	21,150	926,793
La-Z-Boy, Inc.	11,198	321,719
Leggett & Platt, Inc.	34,304	1,108,362
LGI Homes, Inc. (a)(b)	5,313	631,184
Lovesac (a)(b)	4,049	106,448
M.D.C. Holdings, Inc.	15,041	616,230
M/I Homes, Inc. (a)	7,101	480,312
Meritage Homes Corp.	9,466	1,212,121
Mohawk Industries, Inc. (a)	13,677	1,448,394
Newell Brands, Inc.	97,548	1,185,208
Purple Innovation, Inc.	16,686	49,557
Skyline Champion Corp. (a)	13,746	1,019,541
Sonos, Inc. (a)(b)	33,037	698,402
Taylor Morrison Home Corp. (a)	28,033	1,207,942
Tempur Sealy International, Inc.	44,136	1,653,776
Toll Brothers, Inc.	26,592	1,699,495
TopBuild Corp. (a)	8,281	1,867,200
Traeger, Inc. (a)(b)	13,890	42,226
TRI Pointe Homes, Inc. (a)	26,100	748,548
Tupperware Brands Corp. (a)	9,369	11,711
Universal Electronics, Inc. (a)	3,035	30,502
Vizio Holding Corp. (a)(b)	14,416	123,545
Vuzix Corp. (a)(b)	15,573	62,603
Whirlpool Corp.	14,114	1,970,173
ZAGG, Inc. rights (a)(c)	4,373	0
		22,918,166
Leisure Products - 0.8%
Acushnet Holdings Corp. (b)	8,408	421,493
AMMO, Inc. (a)(b)	22,092	43,521
Brunswick Corp.	18,788	1,593,035
Clarus Corp.	7,643	74,366
Hasbro, Inc.	33,659	1,993,286
JAKKS Pacific, Inc. (a)	1,620	36,288
Johnson Outdoors, Inc. Class A	1,486	86,188
Latham Group, Inc. (a)	10,284	24,784
Malibu Boats, Inc. Class A (a)	5,344	303,272
MasterCraft Boat Holdings, Inc. (a)	4,649	136,076
Mattel, Inc. (a)	91,885	1,653,930
Peloton Interactive, Inc. Class A (a)	84,822	753,219
Polaris, Inc.	14,127	1,534,899
Smith & Wesson Brands, Inc.	11,744	141,163
Solo Brands, Inc. Class A (a)	5,338	42,651
Sturm, Ruger & Co., Inc.	4,564	262,704
Topgolf Callaway Brands Corp. (a)(b)	35,931	796,590
Vista Outdoor, Inc. (a)	14,793	356,511
YETI Holdings, Inc. (a)	22,371	882,536
		11,136,512
Specialty Retail - 3.0%
1-800-FLOWERS.com, Inc. Class A (a)	7,009	64,553
Abercrombie & Fitch Co. Class A (a)	12,760	300,370
Academy Sports & Outdoors, Inc. (b)	20,180	1,281,834
Advance Auto Parts, Inc.	15,356	1,927,639
America's Car Mart, Inc. (a)(b)	1,459	117,289
American Eagle Outfitters, Inc.	45,202	605,255
Arhaus, Inc. (a)(b)	5,568	44,655
Arko Corp.	18,828	157,402
Asbury Automotive Group, Inc. (a)	5,738	1,110,073
AutoNation, Inc. (a)	8,865	1,167,521
BARK, Inc. (a)(b)	25,383	27,921
Bath & Body Works, Inc.	59,187	2,077,464
Big 5 Sporting Goods Corp.	5,489	43,253
Boot Barn Holdings, Inc. (a)	7,785	564,179
Build-A-Bear Workshop, Inc.	3,485	80,852
Caleres, Inc.	9,096	207,389
Camping World Holdings, Inc.	10,470	234,423
CarParts.com, Inc. (a)	12,667	60,042
Carvana Co. Class A (a)(b)	26,113	181,224
Chewy, Inc. (a)(b)	24,163	749,295
Chico's FAS, Inc. (a)	31,601	159,269
Citi Trends, Inc. (a)	2,045	35,297
Designer Brands, Inc. Class A	12,600	103,194
Destination XL Group, Inc. (a)	15,458	67,861
Dick's Sporting Goods, Inc.	15,503	2,248,090
EVgo, Inc. Class A (a)(b)	17,425	104,376
Five Below, Inc. (a)(b)	14,380	2,838,037
Floor & Decor Holdings, Inc. Class A (a)(b)	27,495	2,731,353
Foot Locker, Inc. (b)	20,563	863,440
Franchise Group, Inc.	6,970	203,873
GameStop Corp. Class A (b)	65,523	1,263,939
Gap, Inc.	54,952	527,539
Genesco, Inc. (a)	3,101	107,481
Group 1 Automotive, Inc.	3,777	847,861
GrowGeneration Corp. (a)(b)	14,933	51,071
Guess?, Inc. (b)	8,008	150,951
Haverty Furniture Companies, Inc.	3,365	101,421
Hibbett, Inc.	3,240	176,029
Lands' End, Inc. (a)(b)	3,720	26,672
Lazydays Holdings, Inc. (a)(b)	2,200	26,070
Leslie's, Inc. (a)(b)	38,217	414,654
Lithia Motors, Inc. Class A (sub. vtg.)	7,088	1,565,668
LL Flooring Holdings, Inc. (a)	7,543	24,816
MarineMax, Inc. (a)	5,871	170,964
Monro, Inc. (b)	8,132	397,492
Murphy U.S.A., Inc.	5,166	1,421,838
National Vision Holdings, Inc. (a)	20,645	434,371
OneWater Marine, Inc. Class A (a)(b)	2,957	78,065
Overstock.com, Inc. (a)	11,937	243,037
Penske Automotive Group, Inc. (b)	6,459	895,088
Petco Health & Wellness Co., Inc. (a)(b)	20,265	201,839
PetMed Express, Inc. (b)	5,339	82,060
Rent the Runway, Inc. Class A (a)(b)	10,597	27,658
Revolve Group, Inc. (a)(b)	10,782	222,648
RH (a)	4,833	1,233,043
Sally Beauty Holdings, Inc. (a)	27,885	396,804
Shoe Carnival, Inc. (b)	4,303	100,045
Signet Jewelers Ltd.	11,834	870,746
Sleep Number Corp. (a)(b)	5,842	131,737
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	4,322	192,415
Sportsman's Warehouse Holdings, Inc. (a)	9,678	60,197
Stitch Fix, Inc. (a)(b)	19,203	65,482
The Aaron's Co., Inc.	8,360	111,606
The Buckle, Inc.	7,565	253,654
The Cato Corp. Class A (sub. vtg.)	4,118	33,974
The Children's Place, Inc. (a)(b)	3,253	96,419
The Container Store Group, Inc. (a)	8,196	25,326
The ODP Corp. (a)	10,465	452,193
The RealReal, Inc. (a)(b)	24,065	26,953
thredUP, Inc. (a)	19,232	50,772
Tilly's, Inc. (a)(b)	5,945	44,647
TravelCenters of America LLC (a)	3,254	280,267
Upbound Group, Inc.	13,066	348,340
Urban Outfitters, Inc. (a)(b)	15,550	420,783
Victoria's Secret & Co. (a)	21,060	653,071
Vroom, Inc. (a)(b)	33,162	26,825
Warby Parker, Inc. (a)	16,236	170,965
Wayfair LLC Class A (a)(b)	20,051	698,376
Williams-Sonoma, Inc. (b)	17,262	2,089,392
Winmark Corp.	699	233,410
Zumiez, Inc. (a)(b)	3,888	67,982
		38,952,079
Textiles, Apparel & Luxury Goods - 1.7%
Allbirds, Inc. Class A (a)(b)	24,306	30,383
Capri Holdings Ltd. (a)	32,524	1,349,746
Carter's, Inc. (b)	9,914	691,700
Columbia Sportswear Co.	9,178	766,730
Crocs, Inc. (a)	15,994	1,977,978
Deckers Outdoor Corp. (a)	6,827	3,272,454
Fossil Group, Inc. (a)	11,335	38,086
G-III Apparel Group Ltd. (a)	11,117	174,537
Hanesbrands, Inc. (b)	90,831	475,954
Kontoor Brands, Inc. (b)	12,803	578,312
Levi Strauss & Co. Class A	24,858	359,447
Movado Group, Inc.	4,138	106,016
Oxford Industries, Inc.	3,853	397,591
PVH Corp.	16,366	1,404,366
Ralph Lauren Corp.	10,655	1,223,087
Samsonite International SA (a)(d)	373,200	1,182,613
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	34,766	1,849,204
Steven Madden Ltd.	19,052	667,582
Tapestry, Inc.	61,062	2,491,940
Under Armour, Inc.:
Class A (sub. vtg.) (a)	47,065	417,467
Class C (non-vtg.) (a)	51,302	412,468
Unifi, Inc. (a)	3,471	30,475
VF Corp.	85,656	2,013,773
Wolverine World Wide, Inc.	20,218	338,449
		22,250,358
TOTAL CONSUMER DISCRETIONARY		178,338,087
CONSUMER STAPLES - 3.8%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	2,446	776,629
Celsius Holdings, Inc. (a)(b)	10,468	1,000,427
Coca-Cola Bottling Co. Consolidated	1,194	703,815
Duckhorn Portfolio, Inc. (a)	11,214	169,331
MGP Ingredients, Inc.	3,973	392,056
Molson Coors Beverage Co. Class B	48,666	2,894,654
National Beverage Corp. (a)(b)	5,999	298,150
The Vita Coco Co., Inc. (a)	6,145	133,039
		6,368,101
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	41,518	867,726
Andersons, Inc.	8,054	360,014
BJ's Wholesale Club Holdings, Inc. (a)(b)	34,818	2,659,051
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	1
warrants 11/4/28 (a)	2,335	0
warrants 11/4/28 (a)	2,335	0
Casey's General Stores, Inc.	9,644	2,206,740
Chefs' Warehouse Holdings (a)	8,817	293,253
Grocery Outlet Holding Corp. (a)(b)	23,030	685,833
Ingles Markets, Inc. Class A	3,691	339,720
Performance Food Group Co. (a)	40,394	2,532,300
PriceSmart, Inc.	6,513	479,878
Rite Aid Corp. (a)(b)	13,655	28,676
SpartanNash Co.	9,238	226,516
Sprouts Farmers Market LLC (a)	27,433	950,828
U.S. Foods Holding Corp. (a)	53,006	2,035,430
United Natural Foods, Inc. (a)	15,527	423,421
Weis Markets, Inc.	4,311	355,614
		14,445,001
Food Products - 1.4%
Alico, Inc.	1,143	26,929
B&G Foods, Inc. Class A	18,580	298,023
Benson Hill, Inc. (a)	32,203	34,135
Beyond Meat, Inc. (a)(b)	15,650	211,901
BRC, Inc. Class A (a)(b)	9,835	51,240
Cal-Maine Foods, Inc.	9,841	467,448
Calavo Growers, Inc.	4,746	151,682
Campbell Soup Co.	51,934	2,820,016
Darling Ingredients, Inc. (a)	41,534	2,474,180
Flowers Foods, Inc. (b)	49,695	1,367,109
Fresh Del Monte Produce, Inc.	8,006	229,852
Freshpet, Inc. (a)(b)	12,461	859,435
Hostess Brands, Inc. Class A (a)	34,675	893,228
Ingredion, Inc.	16,979	1,802,660
J&J Snack Foods Corp.	3,879	594,263
John B. Sanfilippo & Son, Inc.	2,329	242,100
Lancaster Colony Corp.	5,138	1,074,459
Lifecore Biomedical (a)(b)	6,797	28,887
Mission Produce, Inc. (a)	10,560	120,278
Pilgrim's Pride Corp. (a)	11,521	262,794
Post Holdings, Inc. (a)	13,869	1,255,006
Seaboard Corp.	67	264,052
Seneca Foods Corp. Class A (a)	1,337	63,641
Sovos Brands, Inc. (a)	9,912	169,991
The Hain Celestial Group, Inc. (a)	23,218	416,299
The Simply Good Foods Co. (a)	21,945	798,140
Tootsie Roll Industries, Inc.	4,820	197,042
TreeHouse Foods, Inc. (a)	12,998	692,144
Utz Brands, Inc. Class A	17,394	328,921
Vital Farms, Inc. (a)	7,309	94,140
Westrock Coffee Holdings	3,129	38,268
Whole Earth Brands, Inc. Class A (a)	9,100	21,840
		18,350,103
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,318	85,395
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,880	384,390
Energizer Holdings, Inc.	17,174	574,127
Reynolds Consumer Products, Inc.	14,030	393,261
Spectrum Brands Holdings, Inc.	10,616	705,964
WD-40 Co. (b)	3,514	669,066
		2,812,203
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	34,529	1,242,699
Coty, Inc. Class A (a)	94,789	1,125,145
Edgewell Personal Care Co.	13,316	581,510
elf Beauty, Inc. (a)	13,105	1,215,620
Herbalife Ltd. (a)	25,648	381,129
Inter Parfums, Inc.	4,619	701,118
MediFast, Inc. (b)	2,797	256,345
Nu Skin Enterprises, Inc. Class A	12,818	505,798
The Beauty Health Co. (a)(b)	24,004	275,086
The Honest Co., Inc. (a)	14,318	23,768
USANA Health Sciences, Inc. (a)	2,920	193,800
		6,502,018
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	52,309	37,160
Turning Point Brands, Inc.	3,826	91,021
Universal Corp.	6,362	349,210
Vector Group Ltd.	33,609	428,179
		905,570
TOTAL CONSUMER STAPLES		49,382,996
ENERGY - 4.7%
Energy Equipment & Services - 1.2%
Archrock, Inc.	34,924	359,368
Bristow Group, Inc. (a)	6,271	140,282
Cactus, Inc.	16,556	670,187
Championx Corp.	51,443	1,393,076
Core Laboratories NV	12,074	271,786
Diamond Offshore Drilling, Inc. (a)	26,281	301,969
DMC Global, Inc. (a)	4,613	87,370
Dril-Quip, Inc. (a)	8,939	243,856
Expro Group Holdings NV (a)	17,580	349,666
Helix Energy Solutions Group, Inc. (a)	36,881	267,387
Helmerich & Payne, Inc.	27,079	897,940
Liberty Oilfield Services, Inc. Class A	38,658	495,209
Nabors Industries Ltd. (a)	2,286	228,006
Newpark Resources, Inc. (a)	22,454	89,816
Nextier Oilfield Solutions, Inc. (a)	40,908	330,537
Noble Corp. PLC	25,430	977,784
NOV, Inc.	101,736	1,704,078
Oceaneering International, Inc. (a)	25,949	460,076
Oil States International, Inc. (a)	15,993	112,591
Patterson-UTI Energy, Inc.	56,225	629,158
ProFrac Holding Corp.	8,482	94,998
ProPetro Holding Corp. (a)	25,171	174,687
RPC, Inc.	20,975	155,005
Select Energy Services, Inc. Class A	21,832	162,212
Solaris Oilfield Infrastructure, Inc. Class A	9,067	69,635
TechnipFMC PLC (a)	115,509	1,581,318
TETRA Technologies, Inc. (a)	30,624	87,278
Tidewater, Inc. (a)	13,057	587,957
Transocean Ltd. (United States) (a)(b)	172,049	1,015,089
U.S. Silica Holdings, Inc. (a)	19,592	255,676
Valaris Ltd. (a)	15,584	935,040
Weatherford International PLC (a)	16,675	1,077,705
		16,206,742
Oil, Gas & Consumable Fuels - 3.5%
Alto Ingredients, Inc. (a)	16,182	21,198
Amplify Energy Corp. (a)(b)	9,847	68,043
Antero Midstream GP LP	86,141	926,877
Antero Resources Corp. (a)	71,580	1,645,624
APA Corp.	83,288	3,069,163
Arch Resources, Inc.	4,689	573,230
Ardmore Shipping Corp.	9,440	138,674
Berry Corp.	16,883	128,986
California Resources Corp.	19,024	770,472
Callon Petroleum Co. (a)	13,332	441,822
Centrus Energy Corp. Class A (a)	3,016	88,369
Chesapeake Energy Corp.	27,754	2,294,701
Chord Energy Corp.	10,774	1,533,463
Civitas Resources, Inc. (b)	13,449	928,653
Clean Energy Fuels Corp. (a)	44,871	191,599
CNX Resources Corp. (a)	43,910	681,922
Comstock Resources, Inc. (b)	23,824	273,976
CONSOL Energy, Inc.	8,460	502,016
Crescent Energy, Inc. Class A (b)	10,028	116,525
CVR Energy, Inc.	7,699	202,792
Delek U.S. Holdings, Inc.	18,091	393,479
Denbury, Inc. (a)	12,878	1,202,548
Dorian LPG Ltd.	8,237	183,026
DT Midstream, Inc.	24,999	1,231,701
Earthstone Energy, Inc. (a)(b)	9,753	132,251
Enviva, Inc.	8,035	172,753
EQT Corp.	95,097	3,313,179
Equitrans Midstream Corp.	112,373	578,721
Evolution Petroleum Corp.	7,865	51,830
Excelerate Energy, Inc.	4,494	96,621
Gevo, Inc. (a)(b)	63,829	74,042
Green Plains, Inc. (a)(b)	15,360	524,851
Gulfport Energy Corp. (a)(b)	2,992	270,656
Hallador Energy Co. (a)	6,306	50,700
HF Sinclair Corp.	34,860	1,537,675
International Seaways, Inc.	10,417	414,805
Kinetik Holdings, Inc.	5,647	173,928
Kosmos Energy Ltd. (a)	118,139	756,090
Magnolia Oil & Gas Corp. Class A	43,264	913,736
Matador Resources Co.	29,095	1,426,528
Murphy Oil Corp.	37,853	1,389,584
National Energy Services Reunited Corp. (a)	12,918	39,400
New Fortress Energy, Inc.	12,445	376,959
Nextdecade Corp. (a)(b)	14,129	88,024
Northern Oil & Gas, Inc.	19,181	636,234
Overseas Shipholding Group, Inc. (a)	16,895	64,877
Par Pacific Holdings, Inc. (a)	14,580	341,609
PBF Energy, Inc. Class A	29,638	1,033,181
PDC Energy, Inc.	23,880	1,553,394
Peabody Energy Corp. (b)	30,197	725,332
Permian Resource Corp. Class A	60,550	632,748
Range Resources Corp. (b)	62,611	1,656,061
Ranger Oil Corp.	5,008	206,330
Rex American Resources Corp. (a)	3,828	108,294
Riley Exploration Permian, Inc.	1,030	43,270
Ring Energy, Inc. (a)(b)	23,821	43,116
SandRidge Energy, Inc. (a)	8,493	120,346
Scorpio Tankers, Inc.	14,163	740,017
SilverBow Resources, Inc. (a)	3,643	86,886
Sitio Royalties Corp.	19,256	488,910
SM Energy Co.	31,837	893,983
Southwestern Energy Co. (a)	286,145	1,485,093
Talos Energy, Inc. (a)	16,657	227,035
Teekay Corp. (a)	17,590	99,384
Teekay Tankers Ltd. (a)	6,080	246,179
Tellurian, Inc. (a)(b)	136,536	193,881
Texas Pacific Land Corp. (b)	1,597	2,359,807
Uranium Energy Corp. (a)(b)	96,337	251,440
VAALCO Energy, Inc.	28,291	121,085
Vertex Energy, Inc. (a)(b)	15,881	125,460
Vital Energy, Inc. (a)(b)	4,325	201,242
Vitesse Energy, Inc. (b)	5,469	100,630
W&T Offshore, Inc. (a)	23,720	103,656
World Fuel Services Corp.	16,018	378,666
		45,259,338
TOTAL ENERGY		61,466,080
FINANCIALS - 15.5%
Banks - 5.6%
1st Source Corp.	4,302	179,307
Amalgamated Financial Corp.	4,650	75,702
Amerant Bancorp, Inc. Class A	6,466	120,268
Ameris Bancorp	16,767	561,695
Associated Banc-Corp.	38,986	695,120
Atlantic Union Bankshares Corp.	19,475	557,375
Axos Financial, Inc. (a)	13,851	563,320
Banc of California, Inc.	14,449	163,996
BancFirst Corp.	4,555	363,899
Bancorp, Inc., Delaware (a)	14,526	463,525
Bank First National Corp.	1,828	125,017
Bank of Hawaii Corp. (b)	10,340	500,766
Bank of Marin Bancorp	3,579	63,098
Bank OZK	28,560	1,020,163
BankUnited, Inc.	19,653	443,175
Banner Corp.	8,811	439,845
Berkshire Hills Bancorp, Inc.	11,575	246,200
BOK Financial Corp.	7,451	624,915
Bridgewater Bancshares, Inc. (a)	5,426	53,989
Brookline Bancorp, Inc., Delaware	22,824	217,741
Business First Bancshares, Inc.	6,164	95,049
Byline Bancorp, Inc.	5,900	114,165
Cadence Bank	47,303	956,467
Cambridge Bancorp	2,045	105,624
Camden National Corp.	3,816	121,921
Capitol Federal Financial, Inc.	32,096	198,995
Cathay General Bancorp	18,876	601,578
Central Pacific Financial Corp.	7,075	112,351
City Holding Co.	3,826	348,893
CNB Financial Corp., Pennsylvania	5,259	98,659
Coastal Financial Corp. of Washington (a)	2,704	98,020
Columbia Banking Systems, Inc.	53,918	1,151,688
Columbia Financial, Inc. (a)(b)	8,413	141,170
Comerica, Inc.	33,946	1,472,238
Commerce Bancshares, Inc.	29,470	1,645,900
Community Bank System, Inc.	13,949	696,892
Community Trust Bancorp, Inc.	3,839	138,242
ConnectOne Bancorp, Inc.	9,145	144,308
CrossFirst Bankshares, Inc. (a)	10,653	106,850
Cullen/Frost Bankers, Inc.	16,673	1,838,198
Customers Bancorp, Inc. (a)	8,066	176,161
CVB Financial Corp.	34,198	511,944
Dime Community Bancshares, Inc.	8,508	175,265
Eagle Bancorp, Inc.	7,990	200,549
East West Bancorp, Inc.	36,535	1,888,494
Eastern Bankshares, Inc.	41,603	484,675
Enterprise Financial Services Corp.	9,654	412,805
Equity Bancshares, Inc.	3,773	88,854
Esquire Financial Holdings, Inc.	1,793	69,317
Farmers National Banc Corp.	8,433	98,582
FB Financial Corp.	8,930	262,810
First Bancorp, North Carolina	10,569	325,314
First Bancorp, Puerto Rico	47,571	558,959
First Bancshares, Inc.	7,292	183,029
First Busey Corp.	13,483	245,121
First Citizens Bancshares, Inc.	3,077	3,099,093
First Commonwealth Financial Corp.	26,774	334,140
First Financial Bancorp, Ohio	24,581	508,827
First Financial Bankshares, Inc.	33,663	984,979
First Financial Corp., Indiana	2,916	100,748
First Foundation, Inc.	12,569	79,059
First Hawaiian, Inc.	33,051	631,605
First Horizon National Corp.	138,971	2,438,941
First Interstate Bancsystem, Inc.	23,019	589,056
First Merchants Corp.	15,441	450,568
First of Long Island Corp.	5,690	66,573
First Republic Bank (b)	48,180	169,112
Flushing Financial Corp.	7,023	84,487
FNB Corp., Pennsylvania	93,315	1,071,256
Fulton Financial Corp.	43,546	519,504
German American Bancorp, Inc.	7,060	205,234
Glacier Bancorp, Inc.	28,725	954,532
Great Southern Bancorp, Inc.	2,440	124,147
Hancock Whitney Corp.	22,215	811,292
Hanmi Financial Corp.	8,024	129,668
HarborOne Bancorp, Inc.	10,867	116,820
Heartland Financial U.S.A., Inc.	9,817	319,642
Heritage Commerce Corp.	15,587	132,490
Heritage Financial Corp., Washington	9,216	162,294
Hilltop Holdings, Inc.	11,776	365,292
Hingham Institution for Savings	364	70,820
Home Bancshares, Inc.	48,981	1,066,316
HomeStreet, Inc.	4,381	42,759
HomeTrust Bancshares, Inc.	3,765	78,576
Hope Bancorp, Inc.	30,837	280,617
Horizon Bancorp, Inc. Indiana	10,419	109,712
Independent Bank Corp.	5,187	92,432
Independent Bank Corp.	11,844	663,264
Independent Bank Group, Inc.	9,140	332,513
International Bancshares Corp.	13,648	582,360
Kearny Financial Corp.	18,123	141,178
Lakeland Bancorp, Inc.	17,009	243,909
Lakeland Financial Corp.	6,586	333,713
Live Oak Bancshares, Inc.	8,543	201,273
Mercantile Bank Corp.	3,900	109,434
Metropolitan Bank Holding Corp. (a)	2,719	87,253
Midland States Bancorp, Inc.	5,966	119,320
National Bank Holdings Corp.	9,627	306,139
NBT Bancorp, Inc.	11,202	361,152
New York Community Bancorp, Inc.	176,511	1,886,903
Nicolet Bankshares, Inc. (a)	3,507	200,986
Northfield Bancorp, Inc.	10,372	108,076
Northwest Bancshares, Inc.	33,036	386,191
OceanFirst Financial Corp.	15,507	248,112
OFG Bancorp	12,160	310,931
Old National Bancorp, Indiana	75,935	1,018,288
Old Second Bancorp, Inc.	10,449	128,418
Origin Bancorp, Inc.	7,441	218,989
Pacific Premier Bancorp, Inc.	24,714	549,639
PacWest Bancorp	30,657	311,169
Park National Corp.	3,754	406,633
Pathward Financial, Inc.	7,075	315,050
Peapack-Gladstone Financial Corp.	3,969	105,417
Peoples Bancorp, Inc.	7,345	191,411
Pinnacle Financial Partners, Inc.	19,845	1,076,194
Popular, Inc.	18,640	1,118,586
Preferred Bank, Los Angeles	3,476	167,126
Premier Financial Corp.	9,490	157,629
Prosperity Bancshares, Inc.	23,645	1,480,650
Provident Bancorp, Inc. (b)	3,925	26,808
Provident Financial Services, Inc.	19,607	342,730
QCR Holdings, Inc.	4,325	179,055
Renasant Corp.	14,552	409,202
S&T Bancorp, Inc.	10,115	278,466
Sandy Spring Bancorp, Inc.	11,419	256,699
Seacoast Banking Corp., Florida	21,730	482,189
ServisFirst Bancshares, Inc.	12,692	640,946
Simmons First National Corp. Class A	33,018	551,731
Southern Missouri Bancorp, Inc.	2,481	90,011
Southside Bancshares, Inc.	7,744	245,717
Southstate Corp.	19,630	1,354,077
Stellar Bancorp, Inc.	11,705	268,513
Stock Yards Bancorp, Inc.	7,493	364,160
Synovus Financial Corp.	37,721	1,161,807
Texas Capital Bancshares, Inc. (a)	12,428	624,507
Tompkins Financial Corp.	3,270	191,687
TowneBank	17,599	416,920
Trico Bancshares	8,658	310,043
Triumph Bancorp, Inc. (a)	5,782	300,433
Trustco Bank Corp., New York	4,920	146,813
Trustmark Corp.	15,801	377,486
UMB Financial Corp.	11,280	717,521
United Bankshares, Inc., West Virginia	34,769	1,151,897
United Community Bank, Inc.	29,788	741,721
Univest Corp. of Pennsylvania	7,672	154,361
Valley National Bancorp	109,116	1,023,508
Veritex Holdings, Inc.	13,899	239,202
Washington Federal, Inc.	16,979	476,091
Washington Trust Bancorp, Inc.	4,378	123,066
Webster Financial Corp.	45,104	1,682,379
WesBanco, Inc.	15,330	408,085
Westamerica Bancorp.	7,104	287,783
Western Alliance Bancorp.	28,219	1,047,489
Wintrust Financial Corp.	15,757	1,077,306
WSFS Financial Corp.	15,970	561,665
Zions Bancorp NA	38,784	1,080,522
		73,199,296
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	9,754	1,408,283
Ares Management Corp.	40,401	3,538,724
Artisan Partners Asset Management, Inc.	17,531	607,800
Assetmark Financial Holdings, Inc. (a)	5,606	171,992
Avantax, Inc. (a)	10,257	260,220
B. Riley Financial, Inc.	4,270	134,505
Bakkt Holdings, Inc. Class A (a)(b)	18,370	24,800
BGC Partners, Inc. Class A	84,073	380,851
Blue Owl Capital, Inc. Class A (b)	92,281	1,039,084
Bridge Investment Group Holdings, Inc.	7,923	79,151
BrightSphere Investment Group, Inc.	8,301	187,437
Carlyle Group LP	56,636	1,717,770
Cohen & Steers, Inc.	6,532	392,312
Coinbase Global, Inc. (a)(b)	41,245	2,218,569
Diamond Hill Investment Group, Inc.	797	129,210
Donnelley Financial Solutions, Inc. (a)	6,564	283,893
Evercore, Inc. Class A	9,254	1,055,604
Federated Hermes, Inc.	21,837	903,833
Focus Financial Partners, Inc. Class A (a)	14,996	778,892
Franklin Resources, Inc.	73,820	1,984,282
Galaxy Digital Holdings Ltd. (a)(b)	26,698	98,528
GCM Grosvenor, Inc. Class A	11,384	91,869
Hamilton Lane, Inc. Class A	9,218	679,182
Houlihan Lokey	13,072	1,194,519
Interactive Brokers Group, Inc.	26,646	2,074,391
Invesco Ltd.	117,806	2,018,017
Janus Henderson Group PLC	34,340	891,123
Jefferies Financial Group, Inc.	46,841	1,500,317
Lazard Ltd. Class A	29,200	913,960
Moelis & Co. Class A	16,573	627,785
Morningstar, Inc.	6,481	1,155,627
Open Lending Corp. (a)	27,625	194,204
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,829	68,386
P10, Inc.	9,426	97,371
Perella Weinberg Partners Class A	10,686	84,419
Piper Jaffray Companies	3,583	485,282
PJT Partners, Inc.	6,328	435,177
Robinhood Markets, Inc. (a)(b)	132,784	1,175,138
SEI Investments Co.	26,341	1,551,748
StepStone Group, Inc. Class A	12,792	281,808
Stifel Financial Corp.	27,295	1,636,881
StoneX Group, Inc. (a)	4,540	445,238
TPG, Inc. (b)	13,234	383,389
Tradeweb Markets, Inc. Class A	28,776	2,026,118
Victory Capital Holdings, Inc.	7,020	214,391
Virtu Financial, Inc. Class A	24,015	481,501
Virtus Investment Partners, Inc.	1,774	323,241
WisdomTree Investments, Inc.	28,438	177,453
		38,604,275
Consumer Finance - 0.8%
Ally Financial, Inc.	77,579	2,046,534
Bread Financial Holdings, Inc.	13,022	359,407
Credit Acceptance Corp. (a)(b)	1,564	765,578
Encore Capital Group, Inc. (a)	6,079	312,339
Enova International, Inc. (a)	8,040	353,117
EZCORP, Inc. (non-vtg.) Class A (a)(b)	13,500	116,235
FirstCash Holdings, Inc.	9,691	998,464
Green Dot Corp. Class A (a)	12,203	209,770
LendingClub Corp. (a)	28,459	204,336
LendingTree, Inc. (a)	2,694	64,198
Navient Corp.	25,863	427,774
Nelnet, Inc. Class A	4,581	441,150
NerdWallet, Inc. (a)	8,051	109,252
OneMain Holdings, Inc.	31,276	1,200,060
Oportun Financial Corp. (a)(b)	6,935	28,225
PRA Group, Inc. (a)	10,198	369,881
PROG Holdings, Inc. (a)	13,032	393,957
SLM Corp.	62,144	933,403
SoFi Technologies, Inc. (a)(b)	212,979	1,326,859
Upstart Holdings, Inc. (a)(b)	18,409	255,885
World Acceptance Corp. (a)(b)	915	92,324
		11,008,748
Financial Services - 1.8%
A-Mark Precious Metals, Inc.	4,780	171,124
Affirm Holdings, Inc. (a)(b)	55,187	544,144
AvidXchange Holdings, Inc. (a)	34,588	256,989
Cannae Holdings, Inc. (a)	18,868	344,152
Cantaloupe, Inc. (a)	15,278	84,182
Cass Information Systems, Inc.	3,312	121,153
Enact Holdings, Inc.	7,463	180,157
Equitable Holdings, Inc.	89,194	2,318,152
Essent Group Ltd. (b)	27,845	1,182,577
Euronet Worldwide, Inc. (a)	12,207	1,351,803
EVERTEC, Inc.	16,947	587,891
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,376	316,697
Flywire Corp. (a)	16,243	473,808
i3 Verticals, Inc. Class A (a)	5,901	137,198
International Money Express, Inc. (a)	8,626	222,378
Jackson Financial, Inc.	15,318	551,601
Marqeta, Inc. Class A (a)	114,182	462,437
Merchants Bancorp	6,498	150,754
MGIC Investment Corp.	75,961	1,129,540
MoneyGram International, Inc. (a)	24,946	253,451
Mr. Cooper Group, Inc. (a)	18,009	833,817
NMI Holdings, Inc. (a)	21,520	503,568
Paymentus Holdings, Inc. (a)(b)	4,630	38,105
Payoneer Global, Inc. (a)	51,805	282,855
PennyMac Financial Services, Inc.	7,742	483,798
Radian Group, Inc. (b)	40,628	986,042
Remitly Global, Inc. (a)	25,191	423,209
Repay Holdings Corp. (a)	20,225	126,811
Rocket Companies, Inc. (a)(b)	32,079	285,824
Shift4 Payments, Inc. (a)	13,742	931,295
TFS Financial Corp. (b)	12,239	147,358
The Western Union Co.	97,186	1,062,243
Toast, Inc. (a)	80,603	1,466,975
UWM Holdings Corp. Class A (b)	24,610	147,660
Voya Financial, Inc.	25,120	1,921,178
Walker & Dunlop, Inc.	8,006	538,884
WEX, Inc. (a)	11,288	2,001,927
		23,021,737
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	11,450	182,628
American Equity Investment Life Holding Co.	17,980	692,949
American Financial Group, Inc.	18,086	2,219,695
Amerisafe, Inc.	5,011	278,862
Argo Group International Holdings, Ltd.	9,305	273,660
Assurant, Inc.	13,692	1,685,896
Assured Guaranty Ltd.	15,507	835,362
Axis Capital Holdings Ltd.	19,948	1,127,860
Brighthouse Financial, Inc. (a)	17,799	786,716
BRP Group, Inc. (a)	15,913	400,848
CNO Financial Group, Inc.	29,636	665,032
eHealth, Inc. (a)	6,786	40,716
Employers Holdings, Inc.	6,955	275,348
Enstar Group Ltd. (a)	3,505	843,303
Erie Indemnity Co. Class A	6,452	1,402,213
First American Financial Corp.	26,811	1,544,582
Genworth Financial, Inc. Class A (a)	128,109	744,313
Globe Life, Inc.	23,410	2,540,453
Goosehead Insurance (a)(b)	5,443	312,973
Hagerty, Inc. Class A (a)(b)	8,240	82,482
Hanover Insurance Group, Inc.	9,223	1,102,702
HCI Group, Inc. (b)	1,704	86,325
Hippo Holdings, Inc. (a)(b)	3,829	69,841
Horace Mann Educators Corp.	10,618	332,131
James River Group Holdings Ltd.	9,896	192,675
Kemper Corp.	16,572	806,228
Kinsale Capital Group, Inc.	5,619	1,835,783
Lemonade, Inc. (a)(b)	12,026	130,362
Lincoln National Corp.	39,945	868,005
Loews Corp.	50,454	2,904,637
MBIA, Inc. (a)	12,287	123,607
Mercury General Corp.	6,767	205,784
National Western Life Group, Inc.	640	163,187
Old Republic International Corp.	71,393	1,804,101
Oscar Health, Inc. (a)	29,642	199,491
Palomar Holdings, Inc. (a)	6,549	329,153
Primerica, Inc.	9,549	1,742,788
ProAssurance Corp.	13,916	249,931
Reinsurance Group of America, Inc.	17,256	2,455,874
RenaissanceRe Holdings Ltd.	11,321	2,438,657
RLI Corp.	10,475	1,456,549
Ryan Specialty Group Holdings, Inc. (a)(b)	21,524	879,471
Safety Insurance Group, Inc.	3,841	280,739
Selective Insurance Group, Inc.	15,613	1,504,000
Selectquote, Inc. (a)	34,646	36,725
Siriuspoint Ltd. (a)	21,681	188,408
Stewart Information Services Corp.	7,057	293,924
Trupanion, Inc. (a)(b)	9,148	321,186
United Fire Group, Inc.	5,516	148,380
Universal Insurance Holdings, Inc.	6,912	106,583
Unum Group	48,430	2,043,746
White Mountains Insurance Group Ltd.	656	939,484
		43,176,348
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	149,131	1,477,888
Annaly Capital Management, Inc.	121,435	2,426,271
Apollo Commercial Real Estate Finance, Inc.	34,038	344,465
Arbor Realty Trust, Inc. (b)	44,802	513,879
Ares Commercial Real Estate Corp. (b)	13,929	119,929
Armour Residential REIT, Inc.	42,693	217,734
Blackstone Mortgage Trust, Inc. (b)	44,991	820,636
BrightSpire Capital, Inc.	33,899	193,224
Broadmark Realty Capital, Inc.	35,170	172,685
Cherry Hill Mortgage Investment Corp. (b)	6,171	34,126
Chimera Investment Corp.	60,905	345,940
Claros Mortgage Trust, Inc. (b)	31,704	379,180
Dynex Capital, Inc.	14,304	169,645
Ellington Financial LLC	16,597	211,944
Franklin BSP Realty Trust, Inc.	21,688	273,919
Granite Point Mortgage Trust, Inc.	13,175	58,892
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	23,055	654,301
Invesco Mortgage Capital, Inc. (b)	9,617	102,036
KKR Real Estate Finance Trust, Inc.	15,361	164,977
Ladder Capital Corp. Class A	29,620	276,947
MFA Financial, Inc.	23,668	253,011
New York Mortgage Trust, Inc.	24,181	248,581
Orchid Island Capital, Inc.	9,477	101,404
PennyMac Mortgage Investment Trust	23,203	288,413
Ready Capital Corp. (b)	25,507	273,690
Redwood Trust, Inc.	29,877	187,628
Rithm Capital Corp.	123,275	1,005,924
Starwood Property Trust, Inc. (b)	80,574	1,441,469
TPG RE Finance Trust, Inc.	15,316	109,203
Two Harbors Investment Corp.	25,272	352,039
		13,219,980
TOTAL FINANCIALS		202,230,384
HEALTH CARE - 13.3%
Biotechnology - 4.7%
2seventy bio, Inc. (a)(b)	10,005	95,148
4D Molecular Therapeutics, Inc. (a)	7,352	132,410
Aadi Bioscience, Inc. (a)	4,205	32,631
ACADIA Pharmaceuticals, Inc. (a)	31,145	664,323
Actinium Pharmaceuticals, Inc. (a)(b)	6,651	58,529
Adicet Bio, Inc. (a)	7,545	44,063
ADMA Biologics, Inc. (a)	52,682	176,485
Aerovate Therapeutics, Inc. (a)(b)	2,577	54,040
Agenus, Inc. (a)	72,963	110,174
Agios Pharmaceuticals, Inc. (a)(b)	14,308	327,224
Akero Therapeutics, Inc. (a)	7,995	357,696
Aldeyra Therapeutics, Inc. (a)	12,349	117,686
Alector, Inc. (a)	15,522	102,445
Alkermes PLC (a)	42,562	1,215,145
Allakos, Inc. (a)	19,379	82,361
Allogene Therapeutics, Inc. (a)(b)	23,875	129,641
Allovir, Inc. (a)	11,038	37,971
Altimmune, Inc. (a)(b)	11,159	56,353
ALX Oncology Holdings, Inc. (a)(b)	5,080	30,175
Amicus Therapeutics, Inc. (a)	64,745	747,157
AnaptysBio, Inc. (a)(b)	5,017	104,454
Anavex Life Sciences Corp. (a)(b)	19,904	162,019
Anika Therapeutics, Inc. (a)	3,877	99,484
Annexon, Inc. (a)(b)	10,347	54,891
Apellis Pharmaceuticals, Inc. (a)	24,344	2,031,020
Arbutus Biopharma Corp. (a)	28,553	71,668
Arcellx, Inc. (a)	7,030	300,040
Arcturus Therapeutics Holdings, Inc. (a)	6,092	162,169
Arcus Biosciences, Inc. (a)	13,517	241,278
Arcutis Biotherapeutics, Inc. (a)	10,113	139,964
Ardelyx, Inc. (a)(b)	51,438	229,413
Arrowhead Pharmaceuticals, Inc. (a)	28,064	993,746
Ars Pharmaceuticals, Inc. (a)(b)	8,484	55,146
Atara Biotherapeutics, Inc. (a)	26,508	71,837
Avid Bioservices, Inc. (a)	16,105	290,695
Avidity Biosciences, Inc. (a)	17,276	214,222
Beam Therapeutics, Inc. (a)(b)	15,382	472,381
BioAtla, Inc. (a)(b)	9,537	32,140
BioCryst Pharmaceuticals, Inc. (a)	48,421	368,484
Biohaven Ltd.	16,889	220,908
Biomea Fusion, Inc. (a)	5,707	168,185
BioXcel Therapeutics, Inc. (a)(b)	4,800	98,976
bluebird bio, Inc. (a)	26,953	117,246
Blueprint Medicines Corp. (a)	15,519	792,245
BridgeBio Pharma, Inc. (a)(b)	30,353	440,726
C4 Therapeutics, Inc. (a)	10,484	31,662
CareDx, Inc. (a)	13,381	108,252
Caribou Biosciences, Inc. (a)	13,109	56,369
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Catalyst Pharmaceutical Partners, Inc. (a)	24,844	395,516
Celldex Therapeutics, Inc. (a)	12,301	386,743
Cerevel Therapeutics Holdings (a)	16,610	482,354
Chimerix, Inc. (a)	21,254	24,655
Chinook Therapeutics, Inc. (a)	11,448	229,074
Cogent Biosciences, Inc. (a)	18,163	195,434
Coherus BioSciences, Inc. (a)	17,011	122,990
Crinetics Pharmaceuticals, Inc. (a)	11,374	222,248
CRISPR Therapeutics AG (a)(b)	20,299	993,433
CTI BioPharma Corp. (a)(b)	27,934	135,759
Cullinan Oncology, Inc. (a)	6,121	59,557
Cytokinetics, Inc. (a)(b)	24,528	917,347
CytomX Therapeutics, Inc. (a)	17,554	28,613
Day One Biopharmaceuticals, Inc. (a)	7,365	91,326
Deciphera Pharmaceuticals, Inc. (a)	14,402	204,652
Denali Therapeutics, Inc. (a)	28,528	708,636
DermTech, Inc. (a)(b)	6,481	19,670
Design Therapeutics, Inc. (a)(b)	7,113	45,879
Dynavax Technologies Corp. (a)(b)	30,838	321,024
Dyne Therapeutics, Inc. (a)	6,261	64,864
Eagle Pharmaceuticals, Inc. (a)	2,672	75,030
Editas Medicine, Inc. (a)(b)	18,422	150,324
Emergent BioSolutions, Inc. (a)	11,208	98,967
Enanta Pharmaceuticals, Inc. (a)	5,107	181,554
EQRx, Inc. (a)	59,911	100,650
Erasca, Inc. (a)(b)	19,415	53,585
Exelixis, Inc. (a)	84,044	1,538,005
Fate Therapeutics, Inc. (a)(b)	21,935	133,145
FibroGen, Inc. (a)	22,852	391,226
G1 Therapeutics, Inc. (a)	11,916	34,199
Generation Bio Co. (a)	12,395	60,983
Geron Corp. (a)	100,202	246,497
Gossamer Bio, Inc. (a)(b)	18,546	23,924
Gritstone Bio, Inc. (a)	18,617	44,308
Halozyme Therapeutics, Inc. (a)	35,055	1,126,317
Heron Therapeutics, Inc. (a)(b)	28,915	69,107
HilleVax, Inc.	3,238	45,332
Icosavax, Inc. (a)(b)	4,801	26,454
Ideaya Biosciences, Inc. (a)	10,802	197,245
IGM Biosciences, Inc. (a)(b)	2,067	22,386
ImmunityBio, Inc. (a)(b)	25,150	70,420
ImmunoGen, Inc. (a)	52,330	282,059
Immunovant, Inc. (a)	14,576	235,257
Inhibrx, Inc. (a)(b)	7,863	165,123
Inovio Pharmaceuticals, Inc. (a)(b)	60,462	46,707
Inozyme Pharma, Inc. (a)	6,196	34,140
Insmed, Inc. (a)	34,801	678,620
Intellia Therapeutics, Inc. (a)	21,507	811,889
Intercept Pharmaceuticals, Inc. (a)	9,439	163,483
Ionis Pharmaceuticals, Inc. (a)	36,805	1,301,793
Iovance Biotherapeutics, Inc. (a)	36,090	203,548
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	34,910	363,413
iTeos Therapeutics, Inc. (a)	6,668	91,618
Iveric Bio, Inc. (a)	33,491	1,101,519
Janux Therapeutics, Inc. (a)(b)	4,227	64,758
Kalvista Pharmaceuticals, Inc. (a)	5,564	47,461
Karuna Therapeutics, Inc. (a)	7,732	1,534,338
Karyopharm Therapeutics, Inc. (a)(b)	27,065	96,893
Keros Therapeutics, Inc. (a)	4,523	200,618
Kezar Life Sciences, Inc. (a)	12,528	30,443
Kiniksa Pharmaceuticals Ltd. (a)	7,375	79,281
Kodiak Sciences, Inc. (a)	8,149	35,693
Krystal Biotech, Inc. (a)	5,608	471,072
Kura Oncology, Inc. (a)	16,398	159,717
Kymera Therapeutics, Inc. (a)(b)	9,988	315,022
Lyell Immunopharma, Inc. (a)(b)	37,710	76,551
Macrogenics, Inc. (a)	13,218	91,072
Madrigal Pharmaceuticals, Inc. (a)(b)	3,154	984,048
MannKind Corp. (a)	67,369	259,371
Mersana Therapeutics, Inc. (a)	24,117	105,632
MiMedx Group, Inc. (a)	30,600	117,198
MiNK Therapeutics, Inc. (a)	1,065	1,906
Mirati Therapeutics, Inc. (a)	13,455	596,191
Mirum Pharmaceuticals, Inc. (a)(b)	6,488	174,203
Morphic Holding, Inc. (a)	7,797	368,486
Myriad Genetics, Inc. (a)	21,018	447,473
Natera, Inc. (a)(b)	28,175	1,429,036
NeoImmuneTech, Inc. (depository receipt) unit (a)	17,230	41,176
Neurocrine Biosciences, Inc. (a)	25,020	2,528,021
Nkarta, Inc. (a)(b)	7,895	39,080
Novavax, Inc. (a)(b)	22,313	171,141
Nurix Therapeutics, Inc. (a)	11,427	110,042
Nuvalent, Inc. Class A (a)(b)	6,663	235,804
Ocugen, Inc. (a)(b)	52,348	37,356
Omniab, Inc. (c)	1,470	3,528
Omniab, Inc. (c)	1,470	3,308
Organogenesis Holdings, Inc. Class A (a)	17,522	35,920
ORIC Pharmaceuticals, Inc. (a)(b)	8,666	44,803
PDL BioPharma, Inc. (a)(c)	15,583	19,635
PDS Biotechnology Corp. (a)	7,028	42,730
PMV Pharmaceuticals, Inc. (a)(b)	7,797	35,944
Point Biopharma Global, Inc. (a)(b)	20,056	155,233
Poseida Therapeutics, Inc. (a)	13,728	36,242
Precigen, Inc. (a)(b)	37,499	45,374
ProKidney Corp. (a)(b)	2,721	25,686
Prometheus Biosciences, Inc. (a)	8,894	1,724,991
Protagonist Therapeutics, Inc. (a)	11,948	270,025
Prothena Corp. PLC (a)	10,212	537,355
PTC Therapeutics, Inc. (a)	18,617	1,026,541
Puma Biotechnology, Inc. (a)	10,003	26,808
RAPT Therapeutics, Inc. (a)	6,453	117,445
Recursion Pharmaceuticals, Inc. (a)(b)	33,365	159,151
REGENXBIO, Inc. (a)	9,964	192,903
Relay Therapeutics, Inc. (a)(b)	22,866	259,986
Repligen Corp. (a)	13,385	2,029,568
Replimune Group, Inc. (a)	9,609	160,759
Revolution Medicines, Inc. (a)	23,093	542,455
Rhythm Pharmaceuticals, Inc. (a)	11,299	227,901
Rigel Pharmaceuticals, Inc. (a)	44,228	49,978
Rocket Pharmaceuticals, Inc. (a)	15,331	274,732
Sage Therapeutics, Inc. (a)	13,404	654,785
Sana Biotechnology, Inc. (a)(b)	22,981	121,569
Sangamo Therapeutics, Inc. (a)(b)	33,962	49,924
Sarepta Therapeutics, Inc. (a)	22,743	2,792,158
Scholar Rock Holding Corp. (a)(b)	8,475	54,240
Selecta Biosciences, Inc. (a)(b)	26,112	31,073
Seres Therapeutics, Inc. (a)	23,824	116,142
SpringWorks Therapeutics, Inc. (a)	11,463	268,005
Stoke Therapeutics, Inc. (a)	5,413	48,122
Sutro Biopharma, Inc. (a)	13,233	56,373
Syndax Pharmaceuticals, Inc. (a)	16,828	345,815
Tango Therapeutics, Inc. (a)	11,550	39,270
TG Therapeutics, Inc. (a)	35,770	888,169
Travere Therapeutics, Inc. (a)	16,549	356,962
Twist Bioscience Corp. (a)	14,825	185,016
Ultragenyx Pharmaceutical, Inc. (a)	18,184	794,095
uniQure B.V. (a)(b)	10,763	208,910
United Therapeutics Corp. (a)	11,810	2,717,835
Vanda Pharmaceuticals, Inc. (a)	15,130	92,898
Vaxart, Inc. (a)(b)	33,405	27,175
Vaxcyte, Inc. (a)	16,370	701,127
Vera Therapeutics, Inc. (a)	7,352	48,891
Veracyte, Inc. (a)(b)	18,631	421,806
Vericel Corp. (a)	12,319	388,172
Verve Therapeutics, Inc. (a)(b)	10,819	172,347
Viking Therapeutics, Inc. (a)	22,289	474,979
Vir Biotechnology, Inc. (a)	19,684	495,053
Viridian Therapeutics, Inc. (a)	10,431	292,381
Voyager Therapeutics, Inc. (a)	6,690	48,503
X4 Pharmaceuticals, Inc. (a)	28,317	41,626
Xencor, Inc. (a)	15,576	411,829
Y-mAbs Therapeutics, Inc. (a)	8,063	48,297
Zentalis Pharmaceuticals, Inc. (a)	11,460	252,464
		61,063,973
Health Care Equipment & Supplies - 3.2%
Alphatec Holdings, Inc. (a)(b)	18,244	263,443
Angiodynamics, Inc. (a)	9,856	82,002
Artivion, Inc. (a)	10,660	147,854
Atricure, Inc. (a)	12,145	534,259
Atrion Corp.	357	219,662
Avanos Medical, Inc. (a)	12,091	357,168
AxoGen, Inc. (a)	11,370	102,557
Axonics Modulation Technologies, Inc. (a)(b)	12,847	738,189
Beyond Air, Inc. (a)(b)	6,077	35,429
Butterfly Network, Inc. Class A (a)(b)	38,752	83,704
Cerus Corp. (a)	44,551	102,913
CONMED Corp.	7,891	990,873
Cutera, Inc. (a)(b)	4,486	102,281
CVRx, Inc. (a)	2,854	33,221
Dentsply Sirona, Inc.	55,670	2,334,243
Embecta Corp.	14,829	411,505
Enovis Corp. (a)	12,342	718,922
Envista Holdings Corp. (a)	42,324	1,629,051
Figs, Inc. Class A (a)	33,164	238,781
Glaukos Corp. (a)	12,432	590,644
Globus Medical, Inc. (a)(b)	20,184	1,173,498
Haemonetics Corp. (a)	13,050	1,092,416
Heska Corp. (a)	2,593	303,796
ICU Medical, Inc. (a)(b)	5,220	987,311
Inari Medical, Inc. (a)(b)	12,528	832,110
Inogen, Inc. (a)	6,294	83,773
Inspire Medical Systems, Inc. (a)	7,527	2,014,451
Integer Holdings Corp. (a)	8,581	706,645
Integra LifeSciences Holdings Corp. (a)	18,808	1,040,459
iRhythm Technologies, Inc. (a)	7,800	1,024,920
Lantheus Holdings, Inc. (a)	17,830	1,523,574
LeMaitre Vascular, Inc.	5,016	270,864
LivaNova PLC (a)	13,891	665,379
Masimo Corp. (a)	12,520	2,368,033
Merit Medical Systems, Inc. (a)	14,719	1,196,508
Mesa Laboratories, Inc.	1,311	218,295
Neogen Corp. (a)(b)	56,128	966,524
Nevro Corp. (a)	9,105	266,503
Novocure Ltd. (a)(b)	23,384	1,541,006
NuVasive, Inc. (a)	13,513	581,600
Omnicell, Inc. (a)	11,587	704,142
OraSure Technologies, Inc. (a)	18,992	129,146
Orthofix International NV (a)	8,888	167,361
OrthoPediatrics Corp. (a)	4,160	209,830
Outset Medical, Inc. (a)	12,413	223,310
Paragon 28, Inc. (a)	6,652	122,530
Penumbra, Inc. (a)(b)	9,836	2,794,604
PROCEPT BioRobotics Corp. (a)	8,473	257,494
Pulmonx Corp. (a)	9,773	114,833
QuidelOrtho Corp.	13,862	1,246,887
RxSight, Inc. (a)	4,353	77,919
Semler Scientific, Inc. (a)	1,322	37,122
Senseonics Holdings, Inc. (a)(b)	119,447	71,083
Shockwave Medical, Inc. (a)	9,363	2,716,768
SI-BONE, Inc. (a)	7,988	176,535
Sight Sciences, Inc. (a)	6,365	61,550
Silk Road Medical, Inc. (a)(b)	9,890	435,358
Staar Surgical Co. (a)(b)	12,497	880,664
SurModics, Inc. (a)	3,508	80,824
Tactile Systems Technology, Inc. (a)(b)	5,013	91,387
Tandem Diabetes Care, Inc. (a)	16,682	660,274
TransMedics Group, Inc. (a)	8,271	654,236
Treace Medical Concepts, Inc. (a)	9,006	220,557
UFP Technologies, Inc. (a)	1,751	241,358
Varex Imaging Corp. (a)	10,418	184,815
ViewRay, Inc. (a)	38,198	45,074
Zimvie, Inc. (a)(b)	5,110	42,055
Zomedica Corp. (a)(b)	248,854	49,870
Zynex, Inc. (a)(b)	5,381	61,559
		41,333,511
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)(b)	75,483	148,702
Acadia Healthcare Co., Inc. (a)	23,565	1,703,514
Accolade, Inc. (a)	16,402	221,919
AdaptHealth Corp. (a)	19,581	232,622
Addus HomeCare Corp. (a)	4,173	341,101
Agiliti, Inc. (a)(b)	8,526	142,555
agilon health, Inc. (a)(b)	51,234	1,243,449
Alignment Healthcare, Inc. (a)	21,511	135,304
Amedisys, Inc. (a)	8,437	677,491
AMN Healthcare Services, Inc. (a)	11,243	970,833
Apollo Medical Holdings, Inc. (a)(b)	10,314	366,044
Brookdale Senior Living, Inc. (a)	47,560	204,032
Cano Health, Inc. (a)	47,920	55,587
CareMax, Inc. Class A (a)	20,196	50,894
Castle Biosciences, Inc. (a)	6,222	140,804
Chemed Corp.	3,850	2,122,313
Clover Health Investments Corp. (a)(b)	79,738	58,894
Community Health Systems, Inc. (a)	33,452	212,086
Corvel Corp. (a)	2,380	480,831
Cross Country Healthcare, Inc. (a)	9,184	201,864
DaVita HealthCare Partners, Inc. (a)	14,238	1,286,546
DocGo, Inc. Class A (a)(b)	21,017	178,645
Encompass Health Corp.	25,829	1,656,930
Enhabit Home Health & Hospice	12,558	153,836
Fulgent Genetics, Inc. (a)(b)	5,033	148,826
GeneDx Holdings Corp. Class A (a)	151,605	41,479
Guardant Health, Inc. (a)	26,574	599,509
HealthEquity, Inc. (a)	21,938	1,172,586
Henry Schein, Inc. (a)	35,118	2,837,886
Hims & Hers Health, Inc. (a)	31,637	366,673
Invitae Corp. (a)(b)	57,281	77,902
LifeStance Health Group, Inc. (a)	24,356	198,501
Modivcare, Inc. (a)	3,239	206,000
National Healthcare Corp.	3,552	205,696
National Research Corp. Class A	3,703	161,192
NeoGenomics, Inc. (a)	32,761	478,966
Oak Street Health, Inc. (a)	30,213	1,177,401
Opko Health, Inc. (a)	107,131	157,483
Option Care Health, Inc. (a)	43,389	1,394,956
Owens & Minor, Inc. (a)	19,816	307,941
Patterson Companies, Inc.	22,481	609,460
Pediatrix Medical Group, Inc. (a)	21,295	305,157
Pennant Group, Inc. (a)	7,022	97,395
PetIQ, Inc. Class A (a)	6,250	73,688
Premier, Inc.	30,817	1,027,131
Privia Health Group, Inc. (a)	13,090	361,677
Progyny, Inc. (a)	19,520	648,845
R1 Rcm, Inc. (b)	35,607	555,113
RadNet, Inc. (a)	12,440	344,090
Select Medical Holdings Corp.	26,951	822,006
Surgery Partners, Inc. (a)	17,476	693,098
Tenet Healthcare Corp. (a)	28,015	2,054,060
The Ensign Group, Inc.	14,418	1,399,844
The Joint Corp. (a)	3,592	56,718
U.S. Physical Therapy, Inc.	3,349	356,535
Universal Health Services, Inc. Class B	16,618	2,498,516
		34,423,126
Health Care Technology - 0.5%
American Well Corp. (a)	65,347	143,110
Certara, Inc. (a)	27,324	660,421
Computer Programs & Systems, Inc. (a)	3,798	98,292
Definitive Healthcare Corp. (a)(b)	9,530	101,971
Doximity, Inc. (a)(b)	30,781	1,131,202
Evolent Health, Inc. (a)(b)	23,594	859,058
GoodRx Holdings, Inc. (a)	18,712	87,385
Health Catalyst, Inc. (a)	14,354	180,860
HealthStream, Inc.	6,248	153,951
MultiPlan Corp. Class A (a)(b)	57,107	55,868
Nextgen Healthcare, Inc. (a)	13,886	232,452
OptimizeRx Corp. (a)	4,492	67,515
Phreesia, Inc. (a)	13,685	432,993
Schrodinger, Inc. (a)	13,754	406,018
Sharecare, Inc. Class A (a)	84,045	129,429
Simulations Plus, Inc.	4,147	173,137
Teladoc Health, Inc. (a)(b)	41,993	1,114,074
Veradigm, Inc. (a)(b)	28,672	358,113
		6,385,849
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)(b)	24,771	1,298,744
Adaptive Biotechnologies Corp. (a)	28,605	204,240
Akoya Biosciences, Inc. (a)	4,547	31,647
Azenta, Inc. (a)	17,855	776,514
Bio-Rad Laboratories, Inc. Class A (a)	5,579	2,514,957
BioLife Solutions, Inc. (a)(b)	9,000	158,040
BioNano Genomics, Inc. (a)(b)	72,455	49,842
Bruker Corp.	25,890	2,048,676
Codexis, Inc. (a)	16,514	64,735
CryoPort, Inc. (a)	12,929	272,026
Cytek Biosciences, Inc. (a)	20,695	237,579
Maravai LifeSciences Holdings, Inc. (a)	28,167	388,423
MaxCyte, Inc. (a)	23,529	117,645
Medpace Holdings, Inc. (a)	6,528	1,306,514
Nanostring Technologies, Inc. (a)	11,369	111,416
OmniAb, Inc. (a)	26,851	93,441
Pacific Biosciences of California, Inc. (a)(b)	59,279	628,357
Quanterix Corp. (a)	9,347	118,146
Quantum-Si, Inc. (a)	20,908	30,735
Seer, Inc. (a)	8,767	29,282
SomaLogic, Inc. Class A (a)	39,916	111,765
Sotera Health Co. (a)	25,801	432,683
Syneos Health, Inc. (a)	26,671	1,047,103
		12,072,510
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc. (a)	13,354	118,717
Amneal Pharmaceuticals, Inc. (a)	25,517	49,248
Amphastar Pharmaceuticals, Inc. (a)	9,870	353,050
Amylyx Pharmaceuticals, Inc. (a)	10,309	292,776
ANI Pharmaceuticals, Inc. (a)	3,124	117,837
Arvinas Holding Co. LLC (a)	12,740	333,915
Assertio Holdings, Inc. (a)(b)	12,571	69,266
Atea Pharmaceuticals, Inc. (a)	18,514	60,541
Axsome Therapeutics, Inc. (a)(b)	8,890	635,902
Cara Therapeutics, Inc. (a)	10,943	45,961
Cassava Sciences, Inc. (a)(b)	10,186	236,519
Collegium Pharmaceutical, Inc. (a)(b)	8,831	205,497
Corcept Therapeutics, Inc. (a)(b)	23,273	524,341
CymaBay Therapeutics, Inc. (a)(b)	22,781	245,124
DICE Therapeutics, Inc. (a)	8,826	286,845
Edgewise Therapeutics, Inc. (a)	9,937	87,147
Elanco Animal Health, Inc. (a)	115,780	1,096,437
Esperion Therapeutics, Inc. (a)	16,091	21,240
Evolus, Inc. (a)(b)	9,359	81,798
Fulcrum Therapeutics, Inc. (a)	14,475	36,188
Harmony Biosciences Holdings, Inc. (a)	7,746	249,731
Harrow Health, Inc. (a)	7,072	178,427
Innoviva, Inc. (a)	15,939	186,964
Intra-Cellular Therapies, Inc. (a)	22,814	1,417,890
Jazz Pharmaceuticals PLC (a)	16,305	2,290,363
Ligand Pharmaceuticals, Inc. Class B (a)	4,161	317,692
Liquidia Corp. (a)	12,586	84,452
Marinus Pharmaceuticals, Inc. (a)(b)	12,076	109,892
Mind Medicine (MindMed), Inc. (a)(b)	8,658	33,074
Nektar Therapeutics (a)	46,086	34,671
NGM Biopharmaceuticals, Inc. (a)	8,878	40,040
Nuvation Bio, Inc. (a)	33,736	54,315
Ocular Therapeutix, Inc. (a)	20,813	129,041
Omeros Corp. (a)(b)	15,854	91,953
Organon & Co.	65,889	1,622,846
Pacira Biosciences, Inc. (a)	11,868	537,739
Perrigo Co. PLC	34,861	1,296,481
Phathom Pharmaceuticals, Inc. (a)(b)	5,749	61,514
Phibro Animal Health Corp. Class A	5,513	85,782
Pliant Therapeutics, Inc. (a)	10,937	308,970
Prestige Brands Holdings, Inc. (a)	12,864	791,522
Reata Pharmaceuticals, Inc. (a)	7,233	715,054
Revance Therapeutics, Inc. (a)	21,331	678,966
Scilex Holding Co.	12,947	84,363
SIGA Technologies, Inc. (b)	9,772	56,971
Supernus Pharmaceuticals, Inc. (a)	14,019	516,740
Tarsus Pharmaceuticals, Inc. (a)	4,904	73,168
Theravance Biopharma, Inc. (a)(b)	15,216	164,789
Theseus Pharmaceuticals, Inc. (a)	3,795	38,861
Ventyx Biosciences, Inc. (a)	7,236	272,074
WAVE Life Sciences (a)	16,464	65,691
Xeris Biopharma Holdings, Inc. (a)(b)	35,007	79,116
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
		17,567,501
TOTAL HEALTH CARE		172,846,470
INDUSTRIALS - 19.0%
Aerospace & Defense - 1.2%
AAR Corp. (a)	8,392	442,930
Aerojet Rocketdyne Holdings, Inc. (a)	19,551	1,102,872
AeroVironment, Inc. (a)	6,516	656,096
AerSale Corp. (a)	4,093	66,225
Archer Aviation, Inc. Class A (a)(b)	37,334	73,921
Astronics Corp. (a)	6,472	95,397
BWX Technologies, Inc.	23,593	1,523,636
Cadre Holdings, Inc.	4,095	86,241
Curtiss-Wright Corp.	9,913	1,683,525
Ducommun, Inc. (a)	2,876	143,800
Hexcel Corp.	21,836	1,573,939
Huntington Ingalls Industries, Inc.	10,326	2,082,341
Kaman Corp.	7,393	163,164
Kratos Defense & Security Solutions, Inc. (a)	32,929	424,784
Maxar Technologies, Inc.	19,341	1,019,658
Mercury Systems, Inc. (a)	15,074	718,578
Moog, Inc. Class A	7,422	668,796
National Presto Industries, Inc.	1,360	92,507
Park Aerospace Corp.	5,036	65,871
Parsons Corp. (a)	8,522	370,707
Rocket Lab U.S.A., Inc. Class A (a)(b)	56,649	222,064
Spirit AeroSystems Holdings, Inc. Class A (b)	27,278	811,793
Terran Orbital Corp. Class A (a)(b)	15,695	27,937
Triumph Group, Inc. (a)	16,549	178,895
V2X, Inc. (a)	2,788	120,442
Virgin Galactic Holdings, Inc. (a)(b)	63,129	229,790
Woodward, Inc.	15,484	1,486,774
		16,132,683
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	14,497	294,434
Forward Air Corp.	6,891	727,069
GXO Logistics, Inc. (a)(b)	30,738	1,633,110
Hub Group, Inc. Class A (a)	8,478	639,241
		3,293,854
Building Products - 2.5%
A.O. Smith Corp.	32,863	2,244,214
AAON, Inc.	10,875	1,065,750
Advanced Drain Systems, Inc. (b)	16,234	1,391,578
Allegion PLC	22,762	2,514,746
American Woodmark Corp. (a)	4,232	213,801
Apogee Enterprises, Inc.	5,754	244,890
Armstrong World Industries, Inc.	11,828	812,110
AZZ, Inc.	6,464	243,887
Builders FirstSource, Inc. (a)	38,124	3,613,011
Carlisle Companies, Inc.	13,400	2,892,390
CSW Industrials, Inc.	4,004	539,219
Fortune Brands Home & Security, Inc.	33,216	2,148,743
Gibraltar Industries, Inc. (a)	8,032	401,921
Griffon Corp.	12,256	348,683
Hayward Holdings, Inc. (a)	30,206	363,680
Insteel Industries, Inc.	5,243	144,340
Janus International Group, Inc. (a)	21,188	190,692
Jeld-Wen Holding, Inc. (a)	22,134	282,873
Lennox International, Inc.	8,352	2,354,512
Masonite International Corp. (a)	5,781	528,441
MasterBrand, Inc.	33,736	272,250
Owens Corning	24,196	2,584,375
PGT Innovations, Inc. (a)	15,504	397,833
Quanex Building Products Corp.	8,735	166,839
Resideo Technologies, Inc. (a)	37,784	672,555
Simpson Manufacturing Co. Ltd.	11,026	1,386,850
Tecnoglass, Inc.	5,294	232,142
The AZEK Co., Inc. (a)	28,102	762,688
Trex Co., Inc. (a)	28,429	1,553,929
UFP Industries, Inc.	15,984	1,255,064
Zurn Elkay Water Solutions Cor	37,731	813,103
		32,637,109
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	17,129	729,353
ACCO Brands Corp.	23,642	108,280
ACV Auctions, Inc. Class A (a)	30,538	397,910
Aris Water Solution, Inc. Class A (b)	6,625	48,164
Aurora Innovation, Inc. (a)	93,107	133,143
Brady Corp. Class A	12,029	613,840
BrightView Holdings, Inc. (a)	9,380	51,871
Casella Waste Systems, Inc. Class A (a)	13,107	1,166,523
CECO Environmental Corp. (a)	7,534	87,470
Cimpress PLC (a)	5,126	266,296
Clean Harbors, Inc. (a)	13,014	1,889,112
CoreCivic, Inc. (a)	29,674	260,834
Deluxe Corp.	11,195	169,604
Driven Brands Holdings, Inc. (a)	14,233	436,953
Ennis, Inc.	6,790	131,930
Harsco Corp. (a)	21,111	145,033
Healthcare Services Group, Inc.	19,231	300,196
Heritage-Crystal Clean, Inc. (a)	4,042	141,308
HNI Corp.	10,805	280,714
Interface, Inc.	14,990	117,522
KAR Auction Services, Inc. (a)	28,334	383,642
Kimball International, Inc. Class B	9,382	115,492
Liquidity Services, Inc. (a)	6,133	80,158
Matthews International Corp. Class A	7,963	301,559
Millerknoll, Inc.	19,674	334,655
Montrose Environmental Group, Inc. (a)	6,951	211,727
MSA Safety, Inc.	9,534	1,237,037
Pitney Bowes, Inc.	43,137	151,411
Rollins, Inc.	59,879	2,529,888
SP Plus Corp. (a)	5,160	176,317
Steelcase, Inc. Class A	23,472	187,776
Stericycle, Inc. (a)	23,894	1,090,761
Tetra Tech, Inc.	13,787	1,907,707
The Brink's Co.	12,036	756,463
The GEO Group, Inc. (a)	31,933	240,455
UniFirst Corp.	3,918	641,298
Viad Corp. (a)	5,388	102,534
VSE Corp.	2,687	113,633
		18,038,569
Construction & Engineering - 1.5%
AECOM	35,949	2,985,564
Ameresco, Inc. Class A (a)(b)	8,841	367,786
API Group Corp. (a)	52,120	1,186,251
Arcosa, Inc.	12,531	846,344
Argan, Inc.	3,528	141,931
Comfort Systems U.S.A., Inc.	9,264	1,384,875
Construction Partners, Inc. Class A (a)	10,831	280,956
Dycom Industries, Inc. (a)	7,662	709,654
EMCOR Group, Inc.	12,340	2,110,140
Fluor Corp. (a)	36,825	1,070,135
Granite Construction, Inc.	11,372	433,614
Great Lakes Dredge & Dock Corp. (a)	16,612	95,187
MasTec, Inc. (a)	15,345	1,362,789
MDU Resources Group, Inc.	52,495	1,533,904
MYR Group, Inc. (a)	4,298	550,101
Northwest Pipe Co. (a)	2,550	70,227
Primoris Services Corp.	13,633	344,915
Sterling Construction Co., Inc. (a)	7,854	289,970
Tutor Perini Corp. (a)	10,133	53,705
Valmont Industries, Inc.	5,527	1,605,925
Willscot Mobile Mini Holdings (a)	54,135	2,457,729
		19,881,702
Electrical Equipment - 1.9%
Acuity Brands, Inc.	8,321	1,309,559
Allied Motion Technologies, Inc.	3,595	123,740
Array Technologies, Inc. (a)	36,257	741,456
Atkore, Inc. (a)	10,211	1,289,956
Babcock & Wilcox Enterprises, Inc. (a)	18,460	114,821
Beam Global (a)(b)	1,918	17,109
Blink Charging Co. (a)(b)	12,630	90,052
Bloom Energy Corp. Class A (a)(b)	46,591	775,740
ChargePoint Holdings, Inc. Class A (a)(b)	68,308	592,230
Encore Wire Corp.	4,761	744,287
Energy Vault Holdings, Inc. Class A (a)	18,049	30,503
EnerSys	10,576	877,491
Enovix Corp. (a)(b)	28,533	308,727
Eos Energy Enterprises, Inc. (a)(b)	19,522	32,992
Fluence Energy, Inc. (a)(b)	9,636	174,026
FTC Solar, Inc. (a)	8,220	22,441
FuelCell Energy, Inc. (a)(b)	107,957	202,959
Generac Holdings, Inc. (a)	16,438	1,680,292
GrafTech International Ltd.	50,142	236,169
Hubbell, Inc. Class B	13,883	3,738,930
LSI Industries, Inc.	7,310	92,764
NuScale Power Corp. (a)(b)	5,394	47,845
nVent Electric PLC	43,137	1,808,734
Plug Power, Inc. (a)	136,146	1,229,398
Powell Industries, Inc.	2,271	90,976
Regal Rexnord Corp.	17,143	2,231,333
Sensata Technologies, Inc. PLC	39,617	1,721,359
SES AI Corp. Class A (a)(b)	37,838	61,676
Shoals Technologies Group, Inc. (a)	41,566	868,314
Stem, Inc. (a)(b)	38,787	164,069
SunPower Corp. (a)(b)	22,032	291,263
Sunrun, Inc. (a)(b)	55,246	1,162,376
Thermon Group Holdings, Inc. (a)	8,467	175,944
TPI Composites, Inc. (a)(b)	11,068	136,800
Vertiv Holdings Co.	78,303	1,168,281
Vicor Corp. (a)	5,887	252,964
		24,607,576
Ground Transportation - 1.2%
ArcBest Corp.	6,282	593,021
Avis Budget Group, Inc. (a)(b)	6,450	1,139,522
Covenant Transport Group, Inc. Class A	2,066	81,380
Daseke, Inc. (a)	15,001	122,708
FTAI Infrastructure LLC	25,693	79,648
Heartland Express, Inc.	11,996	173,702
Hertz Global Holdings, Inc. (a)	41,866	698,325
Knight-Swift Transportation Holdings, Inc. Class A	41,650	2,345,728
Landstar System, Inc.	9,296	1,636,375
Lyft, Inc. (a)	83,451	855,373
Marten Transport Ltd.	14,983	302,507
RXO, Inc.	30,192	546,173
Ryder System, Inc.	13,010	1,029,872
Saia, Inc. (a)	6,860	2,042,702
Schneider National, Inc. Class B	9,662	252,855
TuSimple Holdings, Inc. (a)	33,026	39,961
U-Haul Holding Co. (b)	2,795	170,663
U-Haul Holding Co. (non-vtg.)	22,595	1,222,390
Universal Logistics Holdings, Inc.	1,768	45,261
Werner Enterprises, Inc.	15,211	687,081
XPO, Inc. (a)	29,803	1,316,697
		15,381,944
Machinery - 4.3%
3D Systems Corp. (a)	34,062	312,008
AGCO Corp.	16,048	1,988,989
Alamo Group, Inc.	2,665	470,985
Albany International Corp. Class A	8,053	734,514
Allison Transmission Holdings, Inc.	23,931	1,167,593
Astec Industries, Inc.	5,937	245,079
Barnes Group, Inc.	13,014	546,978
Blue Bird Corp. (a)	4,348	81,308
Chart Industries, Inc. (a)(b)	11,028	1,467,827
CIRCOR International, Inc. (a)	5,195	144,629
Columbus McKinnon Corp. (NY Shares)	7,362	255,535
Crane Co.	12,350	890,065
Crane Nxt Co.	12,332	584,044
Desktop Metal, Inc. (a)(b)	60,188	132,414
Donaldson Co., Inc.	31,417	1,996,550
Douglas Dynamics, Inc.	5,884	172,460
Energy Recovery, Inc. (a)	14,497	326,617
Enerpac Tool Group Corp. Class A	14,799	351,624
EnPro Industries, Inc.	5,392	508,304
ESAB Corp.	13,380	780,857
ESCO Technologies, Inc.	6,649	622,147
Evoqua Water Technologies Corp. (a)	31,642	1,564,697
Federal Signal Corp.	15,691	806,204
Flowserve Corp.	33,824	1,129,383
Franklin Electric Co., Inc.	10,078	901,679
Gates Industrial Corp. PLC (a)	26,314	354,450
Gorman-Rupp Co.	5,699	139,910
Graco, Inc.	43,619	3,458,551
Helios Technologies, Inc.	8,469	509,326
Hillenbrand, Inc.	17,979	820,202
Hillman Solutions Corp. Class A (a)	37,935	318,654
Hyliion Holdings Corp. Class A (a)(b)	31,824	43,599
Hyster-Yale Materials Handling, Inc. Class A	2,596	136,705
ITT, Inc.	21,420	1,808,705
John Bean Technologies Corp.	8,265	898,488
Kadant, Inc.	3,029	562,879
Kennametal, Inc.	20,879	542,019
Lincoln Electric Holdings, Inc.	14,954	2,509,281
Lindsay Corp.	2,832	341,936
Luxfer Holdings PLC sponsored	6,864	104,676
Manitowoc Co., Inc. (a)	8,964	137,060
Microvast Holdings, Inc. (a)(b)	53,890	56,585
Middleby Corp. (a)	13,960	1,966,685
Mueller Industries, Inc.	14,759	1,060,434
Mueller Water Products, Inc. Class A	40,507	542,794
Nikola Corp. (a)(b)	95,378	84,457
Nordson Corp.	13,918	3,010,603
Omega Flex, Inc.	830	91,308
Oshkosh Corp.	16,964	1,298,085
Pentair PLC	42,624	2,475,602
Proterra, Inc. Class A (a)(b)	48,038	56,204
Proto Labs, Inc. (a)	6,978	200,757
RBC Bearings, Inc. (a)(b)	7,515	1,705,980
REV Group, Inc.	8,433	90,486
Shyft Group, Inc. (The)	8,397	210,597
Snap-On, Inc.	13,744	3,565,331
SPX Technologies, Inc. (a)	11,695	744,738
Standex International Corp.	3,082	378,500
Tennant Co.	4,811	367,657
Terex Corp.	17,517	781,083
The Greenbrier Companies, Inc.	8,512	225,142
Timken Co.	17,154	1,318,285
Titan International, Inc. (a)	12,932	126,216
Toro Co.	27,102	2,825,655
Trinity Industries, Inc.	21,090	505,106
Velo3D, Inc. (a)(b)	14,768	34,557
Wabash National Corp.	12,534	321,748
Watts Water Technologies, Inc. Class A	7,074	1,144,078
		56,057,604
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc. (b)	2,415	107,999
Eneti, Inc.	5,577	47,795
Genco Shipping & Trading Ltd.	9,841	151,650
Kirby Corp. (a)	15,505	1,113,879
Matson, Inc.	9,817	667,851
		2,089,174
Passenger Airlines - 0.5%
Alaska Air Group, Inc. (a)	33,040	1,435,918
Allegiant Travel Co. (a)	4,051	420,939
American Airlines Group, Inc. (a)	168,643	2,300,291
Blade Air Mobility, Inc. (a)(b)	11,534	30,219
Frontier Group Holdings, Inc. (a)	9,584	90,952
Hawaiian Holdings, Inc. (a)	12,806	106,674
JetBlue Airways Corp. (a)	84,293	601,852
Joby Aviation, Inc. (a)(b)	76,043	329,266
SkyWest, Inc. (a)	13,185	373,136
Spirit Airlines, Inc.	28,214	482,459
Sun Country Airlines Holdings, Inc. (a)	8,536	168,415
Wheels Up Experience, Inc. Class A (a)	42,049	19,448
		6,359,569
Professional Services - 2.5%
Alight, Inc. Class A (a)	81,539	754,236
ASGN, Inc. (a)	12,951	927,162
Barrett Business Services, Inc.	1,796	150,164
Booz Allen Hamilton Holding Corp. Class A	34,228	3,276,304
CACI International, Inc. Class A (a)	6,081	1,905,299
CBIZ, Inc. (a)	13,072	688,764
Clarivate Analytics PLC (a)(b)	111,885	991,301
Concentrix Corp.	11,089	1,070,199
Conduent, Inc. (a)	43,460	152,545
CRA International, Inc.	1,869	196,507
CSG Systems International, Inc.	7,756	408,586
Dun & Bradstreet Holdings, Inc.	56,507	631,183
ExlService Holdings, Inc. (a)	8,552	1,525,506
Exponent, Inc.	13,143	1,209,813
First Advantage Corp. (a)	15,111	194,327
FiscalNote Holdings, Inc. Class A (a)(b)	18,818	34,061
Forrester Research, Inc. (a)	2,789	86,292
Franklin Covey Co. (a)	3,267	119,964
FTI Consulting, Inc. (a)	8,914	1,608,977
Genpact Ltd.	43,525	1,939,039
Heidrick & Struggles International, Inc.	5,333	133,912
HireRight Holdings Corp. (a)	4,577	48,516
Huron Consulting Group, Inc. (a)	5,154	437,008
ICF International, Inc.	4,389	500,346
Insperity, Inc.	9,207	1,127,489
KBR, Inc.	35,502	2,014,028
Kelly Services, Inc. Class A (non-vtg.)	9,152	150,184
Kforce, Inc.	5,020	296,883
Korn Ferry	13,697	657,730
LegalZoom.com, Inc. (a)	24,498	229,791
Manpower, Inc.	13,116	993,012
Maximus, Inc.	15,735	1,316,233
NV5 Global, Inc. (a)	3,276	310,335
Planet Labs PBC Class A (a)	50,106	204,432
RCM Technologies, Inc. (a)	1,821	20,468
Resources Connection, Inc.	8,519	124,292
Robert Half International, Inc.	27,941	2,039,693
Science Applications International Corp.	14,122	1,440,868
Sterling Check Corp. (a)	6,102	68,586
TaskUs, Inc. (a)(b)	6,430	86,548
TriNet Group, Inc. (a)(b)	9,513	882,616
TrueBlue, Inc. (a)	8,362	126,684
Ttec Holdings, Inc.	4,937	168,204
Upwork, Inc. (a)	30,552	292,383
Verra Mobility Corp. (a)	36,117	612,183
		32,152,653
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	26,652	1,071,943
Alta Equipment Group, Inc.	6,552	92,645
Applied Industrial Technologies, Inc.	9,996	1,356,057
Beacon Roofing Supply, Inc. (a)	13,159	791,909
BlueLinx Corp. (a)	2,298	160,998
Boise Cascade Co.	10,178	695,259
Core & Main, Inc. (a)(b)	19,178	499,779
Custom Truck One Source, Inc. Class A (a)	16,222	101,874
DXP Enterprises, Inc. (a)	4,164	104,933
GATX Corp.	9,072	1,033,392
Global Industrial Co.	4,345	115,794
GMS, Inc. (a)	10,817	628,035
H&E Equipment Services, Inc.	8,754	319,521
Herc Holdings, Inc.	6,461	646,229
Hudson Technologies, Inc. (a)	9,596	74,177
McGrath RentCorp.	6,321	561,810
MRC Global, Inc. (a)	22,175	215,985
MSC Industrial Direct Co., Inc. Class A	12,213	1,108,085
NOW, Inc. (a)	28,697	306,197
Rush Enterprises, Inc. Class A	10,960	582,086
SiteOne Landscape Supply, Inc. (a)(b)	11,690	1,727,081
Textainer Group Holdings Ltd.	10,902	382,660
Titan Machinery, Inc. (a)	5,365	168,193
Transcat, Inc. (a)	1,854	141,442
Triton International Ltd.	15,231	1,259,147
Univar Solutions, Inc. (a)	42,276	1,500,798
Veritiv Corp.	3,457	397,106
Watsco, Inc. (b)	8,617	2,984,756
WESCO International, Inc.	11,598	1,670,112
Xometry, Inc. (a)(b)	7,920	110,009
		20,808,012
TOTAL INDUSTRIALS		247,440,449
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	17,935	163,567
Aviat Networks, Inc. (a)	2,706	88,784
Calix, Inc. (a)	14,763	674,669
Cambium Networks Corp. (a)	2,678	40,545
Ciena Corp. (a)	38,466	1,770,975
Clearfield, Inc. (a)(b)	3,293	143,838
CommScope Holding Co., Inc. (a)	54,995	271,125
Comtech Telecommunications Corp.	6,876	71,167
Digi International, Inc. (a)	9,356	282,177
DZS, Inc. (a)	3,985	27,098
Extreme Networks, Inc. (a)	33,413	594,083
Harmonic, Inc. (a)	28,476	401,227
Infinera Corp. (a)(b)	49,657	314,329
Juniper Networks, Inc.	83,875	2,528,831
Lumentum Holdings, Inc. (a)	17,772	857,499
NETGEAR, Inc. (a)	7,525	106,328
NetScout Systems, Inc. (a)	17,548	477,481
Ribbon Communications, Inc. (a)	21,848	55,931
ViaSat, Inc. (a)(b)	19,799	693,559
Viavi Solutions, Inc. (a)	58,696	525,916
		10,089,129
Electronic Equipment, Instruments & Components - 2.3%
908 Devices, Inc. (a)(b)	5,275	35,659
Advanced Energy Industries, Inc.	9,700	839,050
Aeva Technologies, Inc. (a)(b)	26,633	26,417
Akoustis Technologies, Inc. (a)(b)	18,614	53,050
Arlo Technologies, Inc. (a)	23,442	150,966
Arrow Electronics, Inc. (a)	15,146	1,733,157
Avnet, Inc.	23,702	977,945
Badger Meter, Inc.	7,564	1,000,944
Bel Fuse, Inc. Class B (non-vtg.)	2,686	109,132
Belden, Inc.	11,084	874,417
Benchmark Electronics, Inc.	8,950	191,083
Cognex Corp.	44,817	2,137,323
Coherent Corp. (a)(b)	36,045	1,230,576
CTS Corp.	8,270	324,267
ePlus, Inc. (a)	6,888	299,904
Evolv Technologies Holdings, Inc. (a)	17,267	62,161
Fabrinet (a)	9,505	902,500
FARO Technologies, Inc. (a)	5,058	118,104
Insight Enterprises, Inc. (a)	7,853	949,820
IPG Photonics Corp. (a)	8,330	957,783
Itron, Inc. (a)	11,707	625,154
Jabil, Inc.	34,517	2,697,504
Kimball Electronics, Inc. (a)	6,612	133,100
Knowles Corp. (a)	23,357	394,266
Lightwave Logic, Inc. (a)(b)	30,003	135,014
Littelfuse, Inc.	6,415	1,553,970
Luna Innovations, Inc. (a)(b)	8,575	53,851
Methode Electronics, Inc. Class A	9,289	380,756
MicroVision, Inc. (a)(b)	41,585	83,170
Mirion Technologies, Inc. Class A (a)(b)	31,566	255,685
Napco Security Technologies, Inc. (a)	7,391	229,121
National Instruments Corp.	33,807	1,968,582
nLIGHT, Inc. (a)	12,009	105,319
Novanta, Inc. (a)	9,239	1,412,089
OSI Systems, Inc. (a)	4,053	457,827
Ouster, Inc. (a)(b)	129	457
Par Technology Corp. (a)(b)	7,084	216,700
PC Connection, Inc.	3,010	121,213
Plexus Corp. (a)	7,180	628,035
Richardson Electronics Ltd.	2,944	45,426
Rogers Corp. (a)	4,874	784,470
Sanmina Corp. (a)	15,127	790,537
ScanSource, Inc. (a)	6,596	180,401
Smartrent, Inc. (a)(b)	29,932	77,225
TD SYNNEX Corp.	10,877	968,488
TTM Technologies, Inc. (a)	26,191	309,316
Vishay Intertechnology, Inc.	33,579	714,897
Vishay Precision Group, Inc. (a)	3,315	124,445
Vontier Corp.	40,904	1,109,726
		29,531,002
IT Services - 0.6%
Amdocs Ltd.	31,279	2,854,209
BigCommerce Holdings, Inc. (a)	15,290	112,993
Digitalocean Holdings, Inc. (a)(b)	15,619	492,623
DXC Technology Co. (a)	59,026	1,407,770
Edgio, Inc. (a)	33,394	22,073
Fastly, Inc. Class A (a)	29,036	429,152
Grid Dynamics Holdings, Inc. (a)	13,660	148,484
Hackett Group, Inc.	6,197	115,016
Kyndryl Holdings, Inc. (a)	53,056	767,190
Perficient, Inc. (a)	8,919	579,021
Rackspace Technology, Inc. (a)(b)	13,828	20,189
Squarespace, Inc. Class A (a)	10,578	328,976
Thoughtworks Holding, Inc. (a)	17,312	107,854
Tucows, Inc. (a)(b)	2,414	54,049
Unisys Corp. (a)	16,373	52,557
		7,492,156
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc. (a)	10,319	96,483
AEHR Test Systems (a)(b)	6,624	163,944
Allegro MicroSystems LLC (a)	16,850	602,725
Alpha & Omega Semiconductor Ltd. (a)	5,678	135,591
Ambarella, Inc. (a)	9,554	592,157
Amkor Technology, Inc.	26,013	581,911
Axcelis Technologies, Inc. (a)	8,486	1,003,894
CEVA, Inc. (a)	6,110	153,544
Cirrus Logic, Inc. (a)	14,324	1,228,856
Cohu, Inc. (a)	12,344	417,721
Credo Technology Group Holding Ltd. (a)	23,584	191,266
Diodes, Inc. (a)	11,795	940,062
FormFactor, Inc. (a)	19,972	545,435
Ichor Holdings Ltd. (a)	7,539	209,961
Impinj, Inc. (a)	5,498	486,078
indie Semiconductor, Inc. (a)(b)	17,891	135,435
Kulicke & Soffa Industries, Inc. (b)	14,724	701,746
Lattice Semiconductor Corp. (a)	35,498	2,829,191
MACOM Technology Solutions Holdings, Inc. (a)	13,383	780,764
MaxLinear, Inc. Class A (a)	18,844	454,706
Meta Materials, Inc. (a)(b)	77,835	14,337
MKS Instruments, Inc.	14,826	1,243,457
Navitas Semiconductor Corp. (a)(b)	21,056	112,228
NVE Corp.	1,193	89,964
Onto Innovation, Inc. (a)	12,848	1,040,431
PDF Solutions, Inc. (a)	7,632	275,134
Photronics, Inc. (a)	15,803	228,511
Power Integrations, Inc. (b)	14,781	1,075,761
Rambus, Inc. (a)	27,821	1,233,583
Semtech Corp. (a)	16,388	319,402
Silicon Laboratories, Inc. (a)	8,239	1,147,693
SiTime Corp. (a)	4,177	453,079
SkyWater Technology, Inc. (a)	2,337	21,126
SMART Global Holdings, Inc. (a)	12,802	197,407
Synaptics, Inc. (a)	10,231	906,057
Ultra Clean Holdings, Inc. (a)	11,889	339,312
Universal Display Corp.	11,260	1,502,760
Veeco Instruments, Inc. (a)(b)	13,620	250,880
Wolfspeed, Inc. (a)(b)	32,255	1,501,470
		24,204,062
Software - 5.5%
8x8, Inc. (a)(b)	30,442	87,369
A10 Networks, Inc.	16,549	234,003
ACI Worldwide, Inc. (a)	29,113	737,432
Adeia, Inc.	27,318	208,710
Agilysys, Inc. (a)	5,147	401,672
Alarm.com Holdings, Inc. (a)	12,950	617,586
Alkami Technology, Inc. (a)	9,503	113,941
Altair Engineering, Inc. Class A (a)(b)	13,560	936,318
Alteryx, Inc. Class A (a)	15,982	657,340
American Software, Inc. Class A	7,886	94,159
Amplitude, Inc. (a)	14,074	159,740
AppFolio, Inc. (a)	4,915	686,232
Appian Corp. Class A (a)(b)	10,545	395,965
AppLovin Corp. (a)(b)	31,887	542,079
Asana, Inc. (a)(b)	19,835	320,930
Aspen Technology, Inc.	7,543	1,335,111
AvePoint, Inc. (a)(b)	23,121	100,345
Bentley Systems, Inc. Class B	50,865	2,164,814
Bill Holdings, Inc. (a)	24,820	1,906,424
Black Knight, Inc. (a)	40,405	2,207,729
Blackbaud, Inc. (a)	11,528	799,524
BlackLine, Inc. (a)	14,096	785,288
Blend Labs, Inc. (a)(b)	43,799	25,933
Box, Inc. Class A (a)	37,017	979,470
Braze, Inc. (a)(b)	9,183	269,980
C3.ai, Inc. (a)(b)	22,139	394,517
CCC Intelligent Solutions Holdings, Inc. Class A (a)	27,069	234,959
Cerence, Inc. (a)	10,421	266,257
Ceridian HCM Holding, Inc. (a)	39,850	2,529,678
Cleanspark, Inc. (a)(b)	20,258	79,209
Clear Secure, Inc. (b)	20,191	488,420
Clearwater Analytics Holdings, Inc. (a)(b)	16,985	261,739
CommVault Systems, Inc. (a)	11,537	672,261
Confluent, Inc. (a)	39,835	876,370
Consensus Cloud Solutions, Inc. (a)	4,628	172,763
Couchbase, Inc. (a)(b)	6,554	100,669
CS Disco, Inc. (a)	4,199	24,690
Digimarc Corp. (a)(b)	3,311	56,419
Digital Turbine, Inc. (a)	23,439	274,939
Dolby Laboratories, Inc. Class A	15,576	1,303,555
Domo, Inc. Class B (a)	8,336	132,376
DoubleVerify Holdings, Inc. (a)	22,617	665,392
Dropbox, Inc. Class A (a)	69,823	1,420,200
Dynatrace, Inc. (a)	56,150	2,374,022
E2open Parent Holdings, Inc. (a)(b)	44,582	280,421
Ebix, Inc.	5,871	95,462
Elastic NV (a)	20,063	1,148,607
Enfusion, Inc. Class A (a)	3,041	25,484
EngageSmart, Inc. (a)	7,798	133,892
Envestnet, Inc. (a)(b)	14,293	905,890
Everbridge, Inc. (a)	10,400	273,312
Expensify, Inc. (a)	11,481	87,141
Five9, Inc. (a)	18,271	1,184,692
ForgeRock, Inc. (a)	9,310	186,479
Freshworks, Inc. (a)	41,754	557,833
GitLab, Inc. (a)(b)	16,328	495,718
Guidewire Software, Inc. (a)	21,208	1,615,838
HashiCorp, Inc. (a)	21,261	570,007
Informatica, Inc. (a)	9,967	154,090
Intapp, Inc. (a)	4,018	162,006
InterDigital, Inc.	6,945	470,454
Jamf Holding Corp. (a)(b)	11,687	221,118
Life360, Inc. CDI (a)(d)	50,755	173,629
LivePerson, Inc. (a)	17,353	80,344
Liveramp Holdings, Inc. (a)	16,654	401,195
Manhattan Associates, Inc. (a)	16,178	2,680,371
Marathon Digital Holdings, Inc. (a)(b)	29,179	293,833
Matterport, Inc. (a)(b)	58,661	136,680
MeridianLink, Inc. (a)(b)	5,471	81,737
MicroStrategy, Inc. Class A (a)(b)	2,483	815,368
Mitek Systems, Inc. (a)	12,137	109,476
Model N, Inc. (a)	8,809	271,317
Momentive Global, Inc. (a)	32,914	309,062
N-able, Inc. (a)	17,272	220,218
nCino, Inc. (a)(b)	19,876	491,533
NCR Corp. (a)(b)	35,736	796,555
New Relic, Inc. (a)	15,162	1,083,628
Nutanix, Inc. Class A (a)	59,591	1,428,992
Olo, Inc. (a)(b)	27,577	188,902
ON24, Inc. (a)	11,565	100,616
Onespan, Inc. (a)	9,141	134,738
Pagerduty, Inc. (a)(b)	21,214	637,693
Paycor HCM, Inc. (a)(b)	12,492	293,562
Paylocity Holding Corp. (a)(b)	10,690	2,066,270
Pegasystems, Inc.	10,720	489,046
Porch Group, Inc. Class A (a)(b)	20,292	18,468
PowerSchool Holdings, Inc. (a)	10,298	215,022
Procore Technologies, Inc. (a)	17,897	955,879
Progress Software Corp.	11,216	615,534
PROS Holdings, Inc. (a)	10,631	301,601
Q2 Holdings, Inc. (a)	14,875	366,223
Qualtrics International, Inc. (a)	29,168	522,982
Qualys, Inc. (a)	8,956	1,011,491
Rapid7, Inc. (a)	15,349	746,115
Rimini Street, Inc. (a)	12,178	45,546
RingCentral, Inc. (a)	20,096	553,846
Riot Platforms, Inc. (a)(b)	43,355	518,526
Samsara, Inc. (a)(b)	29,366	530,056
Semrush Holdings, Inc. (a)	9,558	92,330
SentinelOne, Inc. (a)	56,754	912,037
Smartsheet, Inc. (a)	34,034	1,390,970
SolarWinds, Inc. (a)	11,900	102,578
SoundHound AI, Inc.	29,982	79,752
SoundThinking, Inc. (a)	2,212	65,807
Sprinklr, Inc. (a)	16,026	191,671
Sprout Social, Inc. (a)(b)	12,267	604,272
SPS Commerce, Inc. (a)	9,332	1,374,604
Sumo Logic, Inc. (a)	28,838	346,056
Telos Corp. (a)	13,067	22,214
Tenable Holdings, Inc. (a)	29,290	1,083,437
Teradata Corp. (a)(b)	26,359	1,020,357
UiPath, Inc. Class A (a)(b)	91,467	1,287,855
Unity Software, Inc. (a)(b)	63,189	1,704,207
Upland Software, Inc. (a)	6,805	24,974
Varonis Systems, Inc. (a)	27,801	643,871
Verint Systems, Inc. (a)	17,083	623,359
Veritone, Inc. (a)(b)	7,881	37,514
Vertex, Inc. Class A (a)	9,155	189,051
Vobile Group Ltd. (a)(b)	377,000	147,122
Workiva, Inc. (a)	11,843	1,106,373
Xperi, Inc.	11,144	105,757
Yext, Inc. (a)	26,578	233,355
Zeta Global Holdings Corp. (a)	32,501	315,585
Zuora, Inc. (a)	32,282	251,477
		71,307,612
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	8,443	249,153
Corsair Gaming, Inc. (a)(b)	10,414	181,412
Eastman Kodak Co. (a)	20,355	66,968
Immersion Corp.	8,069	53,175
IonQ, Inc. (a)(b)	39,427	217,243
Pure Storage, Inc. Class A (a)	73,738	1,683,439
Super Micro Computer, Inc. (a)	12,089	1,274,543
Turtle Beach Corp. (a)(b)	4,127	44,860
Xerox Holdings Corp.	29,097	455,950
		4,226,743
TOTAL INFORMATION TECHNOLOGY		146,850,704
MATERIALS - 5.1%
Chemicals - 2.1%
AdvanSix, Inc.	7,157	269,676
American Vanguard Corp.	7,401	142,469
Amyris, Inc. (a)(b)	69,351	56,701
Ashland, Inc.	12,911	1,311,887
Aspen Aerogels, Inc. (a)	13,773	86,219
Avient Corp.	22,158	853,305
Axalta Coating Systems Ltd. (a)	57,083	1,802,110
Balchem Corp.	8,324	1,093,774
Cabot Corp.	14,594	1,047,265
Chase Corp.	1,927	210,679
Danimer Scientific, Inc. (a)(b)	22,900	72,364
Diversey Holdings Ltd. (a)	20,169	163,974
Ecovyst, Inc. (a)	16,849	191,236
Element Solutions, Inc.	58,433	1,060,559
FutureFuel Corp.	6,362	47,715
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	262,958	320,809
H.B. Fuller Co.	13,921	921,153
Hawkins, Inc.	4,882	196,940
Huntsman Corp.	46,845	1,254,978
Ingevity Corp. (a)	9,105	653,193
Innospec, Inc.	6,416	652,058
Intrepid Potash, Inc. (a)	2,699	69,580
Koppers Holdings, Inc.	5,315	174,385
Kronos Worldwide, Inc. (b)	5,130	47,709
Livent Corp. (a)(b)	46,502	1,016,069
LSB Industries, Inc. (a)	13,554	121,037
Mativ, Inc.	14,076	272,652
Minerals Technologies, Inc.	8,469	501,873
NewMarket Corp.	1,733	692,507
Olin Corp.	31,956	1,770,362
Origin Materials, Inc. Class A (a)(b)	33,032	130,476
Orion Engineered Carbons SA	14,599	353,442
Perimeter Solutions SA (a)(b)	38,512	288,070
PureCycle Technologies, Inc. (a)(b)	34,622	227,467
Quaker Houghton	3,530	658,804
Rayonier Advanced Materials, Inc. (a)	16,328	88,824
RPM International, Inc.	33,443	2,743,329
Sensient Technologies Corp.	10,879	810,050
Stepan Co.	5,471	504,426
The Chemours Co. LLC	38,516	1,119,660
The Scotts Miracle-Gro Co. Class A (b)	10,590	707,518
Trinseo PLC	9,234	167,320
Tronox Holdings PLC	29,681	406,333
Valvoline, Inc.	44,642	1,542,381
Westlake Corp.	8,922	1,015,145
		27,838,483
Construction Materials - 0.2%
Eagle Materials, Inc. (b)	9,302	1,378,649
Summit Materials, Inc.	30,693	841,295
		2,219,944
Containers & Packaging - 1.3%
Aptargroup, Inc.	16,885	2,001,041
Ardagh Metal Packaging SA (b)	40,116	163,673
Berry Global Group, Inc.	31,596	1,826,565
Crown Holdings, Inc.	31,080	2,666,042
Graphic Packaging Holding Co.	79,540	1,961,456
Greif, Inc.:
Class A	6,404	402,107
Class B	1,577	124,173
Myers Industries, Inc.	9,332	176,841
O-I Glass, Inc. (a)	39,974	898,216
Pactiv Evergreen, Inc.	10,229	80,809
Ranpak Holdings Corp. (A Shares) (a)	9,938	40,547
Sealed Air Corp.	37,493	1,799,289
Silgan Holdings, Inc.	21,592	1,063,622
Sonoco Products Co.	25,216	1,528,594
TriMas Corp.	10,690	271,633
WestRock Co.	66,002	1,975,440
		16,980,048
Metals & Mining - 1.3%
5E Advanced Materials, Inc. (a)(b)	8,091	34,144
Alcoa Corp.	45,903	1,704,837
Alpha Metallurgical Resources	3,764	551,652
Arconic Corp. (a)	26,331	651,692
ATI, Inc. (a)	33,532	1,295,006
Carpenter Technology Corp.	12,562	662,520
Century Aluminum Co. (a)	12,767	109,669
Cleveland-Cliffs, Inc. (a)	133,600	2,054,768
Coeur d'Alene Mines Corp. (a)	71,489	243,063
Commercial Metals Co.	30,367	1,417,835
Compass Minerals International, Inc.	8,692	284,489
Gatos Silver, Inc. (a)	11,944	71,306
Haynes International, Inc.	3,221	151,419
Hecla Mining Co. (b)	145,761	881,854
Kaiser Aluminum Corp.	4,196	275,761
Materion Corp.	5,319	576,101
McEwen Mining, Inc. (a)(b)	9,570	78,474
MP Materials Corp. (a)(b)	24,001	520,102
Olympic Steel, Inc.	2,390	111,302
Piedmont Lithium, Inc. (a)(b)	4,207	241,903
Ramaco Resources, Inc.	6,426	52,243
Royal Gold, Inc.	17,005	2,252,142
Ryerson Holding Corp.	5,380	203,203
Schnitzer Steel Industries, Inc. Class A	6,674	192,812
SunCoke Energy, Inc.	21,965	170,888
TimkenSteel Corp. (a)	10,442	174,799
Tredegar Corp.	6,783	63,625
United States Steel Corp.	58,568	1,340,036
Warrior Metropolitan Coal, Inc.	13,396	463,100
Worthington Industries, Inc.	7,856	466,568
		17,297,313
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,297	155,122
Glatfelter Corp.	10,474	47,342
Louisiana-Pacific Corp.	18,593	1,110,746
Mercer International, Inc. (SBI)	10,886	105,921
Sylvamo Corp.	8,312	380,856
		1,799,987
TOTAL MATERIALS		66,135,775
REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust (SBI)	25,104	339,155
Agree Realty Corp.	23,026	1,565,538
Alexander & Baldwin, Inc.	19,175	368,735
Alexanders, Inc.	584	108,665
Alpine Income Property Trust, Inc.	3,760	60,461
American Assets Trust, Inc.	13,850	252,070
American Homes 4 Rent Class A	79,586	2,647,030
Americold Realty Trust	69,803	2,065,471
Apartment Income (REIT) Corp.	38,743	1,432,716
Apartment Investment & Management Co. Class A	39,555	309,716
Apple Hospitality (REIT), Inc.	55,373	824,504
Armada Hoffler Properties, Inc.	18,002	210,983
Ashford Hospitality Trust, Inc. (a)	8,684	29,526
Boston Properties, Inc.	37,035	1,976,188
Braemar Hotels & Resorts, Inc. (b)	16,400	62,320
Brandywine Realty Trust (SBI)	45,539	178,968
Brixmor Property Group, Inc.	77,925	1,662,140
Broadstone Net Lease, Inc.	45,205	730,965
Camden Property Trust (SBI)	28,593	3,146,660
CareTrust (REIT), Inc.	25,884	504,479
CBL & Associates Properties, Inc.	6,387	147,731
Centerspace	3,954	222,927
Chatham Lodging Trust	12,731	130,365
City Office REIT, Inc.	10,298	59,934
Community Healthcare Trust, Inc.	6,156	220,323
Corporate Office Properties Trust (SBI)	29,384	672,600
Cousins Properties, Inc.	39,456	860,535
CTO Realty Growth, Inc. (b)	5,458	91,913
CubeSmart	58,237	2,649,201
DiamondRock Hospitality Co.	54,681	443,463
Diversified Healthcare Trust (SBI)	61,445	56,124
Douglas Emmett, Inc.	45,835	590,355
Easterly Government Properties, Inc.	24,073	338,707
EastGroup Properties, Inc.	11,314	1,884,460
Elme Communities (SBI)	23,178	399,357
Empire State Realty Trust, Inc. (b)	33,979	207,612
EPR Properties	19,513	818,765
Equity Commonwealth	28,600	592,592
Equity Lifestyle Properties, Inc.	45,359	3,125,235
Essential Properties Realty Trust, Inc.	37,108	918,423
Farmland Partners, Inc. (b)	13,279	138,633
Federal Realty Investment Trust (SBI)	19,010	1,879,899
First Industrial Realty Trust, Inc.	34,403	1,805,125
Four Corners Property Trust, Inc.	21,947	559,868
Franklin Street Properties Corp.	22,300	25,868
Getty Realty Corp.	11,111	370,330
Gladstone Commercial Corp.	10,685	127,579
Gladstone Land Corp.	8,924	143,766
Global Medical REIT, Inc.	15,976	148,257
Global Net Lease, Inc.	27,372	308,209
Healthcare Trust of America, Inc.	98,746	1,953,196
Hersha Hospitality Trust	8,483	53,443
Highwoods Properties, Inc. (SBI)	27,456	629,292
Hudson Pacific Properties, Inc.	32,952	183,213
Independence Realty Trust, Inc.	58,424	972,760
Indus Realty Trust, Inc.	1,309	87,140
Industrial Logistics Properties Trust	16,834	34,678
InvenTrust Properties Corp.	17,746	400,172
JBG SMITH Properties	25,922	369,907
Kilroy Realty Corp.	27,429	802,024
Kimco Realty Corp.	160,501	3,080,014
Kite Realty Group Trust	56,895	1,178,864
Lamar Advertising Co. Class A	22,612	2,389,636
Life Storage, Inc.	22,030	2,960,391
LTC Properties, Inc.	10,538	352,496
LXP Industrial Trust (REIT)	72,036	677,138
Medical Properties Trust, Inc. (b)	155,446	1,363,261
National Health Investors, Inc.	11,307	562,749
National Retail Properties, Inc.	47,116	2,049,546
National Storage Affiliates Trust	22,000	848,100
Necessity Retail (REIT), Inc./The	34,498	190,084
NETSTREIT Corp.	14,776	269,219
NexPoint Diversified Real Estate Trust	8,721	92,966
NexPoint Residential Trust, Inc.	5,960	255,863
Office Properties Income Trust	13,320	86,846
Omega Healthcare Investors, Inc.	60,776	1,626,366
One Liberty Properties, Inc.	4,314	94,994
Orion Office (REIT), Inc.	15,560	95,538
Outfront Media, Inc.	38,058	634,046
Paramount Group, Inc.	43,453	188,151
Park Hotels & Resorts, Inc.	58,798	708,516
Pebblebrook Hotel Trust	34,253	487,420
Phillips Edison & Co., Inc.	30,564	963,989
Physicians Realty Trust	59,521	858,293
Piedmont Office Realty Trust, Inc. Class A	31,898	207,656
Plymouth Industrial REIT, Inc.	10,258	207,622
Postal Realty Trust, Inc.	4,871	74,867
Potlatch Corp. (b)	21,015	971,523
Rayonier, Inc.	38,294	1,200,900
Regency Centers Corp.	39,969	2,455,296
Retail Opportunity Investments Corp.	32,452	422,850
Rexford Industrial Realty, Inc.	49,124	2,739,645
RLJ Lodging Trust	42,394	428,179
RPT Realty	22,403	208,348
Ryman Hospitality Properties, Inc.	14,311	1,283,124
Sabra Health Care REIT, Inc.	60,010	684,114
Safehold, Inc. (b)	10,496	290,949
Saul Centers, Inc.	3,543	127,654
Service Properties Trust	43,178	378,671
SITE Centers Corp.	48,180	594,541
SL Green Realty Corp.	16,656	394,248
Spirit Realty Capital, Inc.	36,327	1,397,136
Stag Industrial, Inc.	46,618	1,578,952
Star Holdings	3,604	58,169
Summit Hotel Properties, Inc.	28,342	182,522
Sunstone Hotel Investors, Inc.	54,904	523,235
Tanger Factory Outlet Centers, Inc.	27,194	533,274
Terreno Realty Corp.	19,036	1,172,427
The Macerich Co.	55,999	559,430
UMH Properties, Inc.	14,303	217,406
Uniti Group, Inc.	61,288	209,605
Universal Health Realty Income Trust (SBI)	3,453	150,206
Urban Edge Properties	30,661	449,797
Urstadt Biddle Properties, Inc. Class A	7,609	131,027
Veris Residential, Inc. (a)	20,850	340,898
Vornado Realty Trust	41,902	628,949
Whitestone REIT Class B	11,949	106,944
Xenia Hotels & Resorts, Inc.	29,894	378,458
		87,203,379
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	28,033	178,570
Compass, Inc. (a)	66,095	154,662
Cushman & Wakefield PLC (a)(b)	42,461	418,241
Digitalbridge Group, Inc.	37,706	468,686
Douglas Elliman, Inc.	16,633	53,059
eXp World Holdings, Inc.	19,133	223,665
Forestar Group, Inc. (a)	4,337	83,878
Howard Hughes Corp. (a)	8,943	691,920
Jones Lang LaSalle, Inc. (a)	12,317	1,712,556
Kennedy-Wilson Holdings, Inc.	30,404	510,179
Marcus & Millichap, Inc.	6,606	207,891
Newmark Group, Inc.	32,020	203,007
Opendoor Technologies, Inc. (a)(b)	129,227	178,333
RE/MAX Holdings, Inc.	4,516	87,204
Redfin Corp. (a)(b)	27,901	207,862
Seritage Growth Properties (a)	8,927	66,863
The RMR Group, Inc.	3,893	92,459
The St. Joe Co.	8,778	360,776
WeWork, Inc. (a)(b)	56,490	23,811
Zillow Group, Inc.:
Class A (a)	12,761	545,916
Class C (a)	44,437	1,934,787
		8,404,325
TOTAL REAL ESTATE		95,607,704
UTILITIES - 3.0%
Electric Utilities - 1.1%
Allete, Inc.	14,802	923,349
Avangrid, Inc. (b)	17,994	724,438
Hawaiian Electric Industries, Inc.	28,362	1,112,074
IDACORP, Inc.	13,074	1,452,783
MGE Energy, Inc.	9,369	717,759
NRG Energy, Inc.	59,714	2,040,427
OGE Energy Corp.	51,849	1,946,411
Otter Tail Corp.	10,787	776,125
Pinnacle West Capital Corp.	29,297	2,298,643
PNM Resources, Inc.	22,127	1,064,973
Portland General Electric Co. (b)	23,102	1,169,423
		14,226,405
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	4,605	568,718
National Fuel Gas Co.	23,785	1,329,582
New Jersey Resources Corp.	25,052	1,293,685
Northwest Natural Holding Co.	9,091	426,913
ONE Gas, Inc.	14,020	1,078,839
Southwest Gas Holdings, Inc.	16,859	944,104
Spire, Inc.	13,600	921,128
UGI Corp.	54,297	1,839,582
		8,402,551
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	9,740	44,220
Clearway Energy, Inc.:
Class A	9,351	270,992
Class C	20,947	636,160
Montauk Renewables, Inc. (a)(b)	16,576	110,230
Ormat Technologies, Inc.	13,594	1,166,501
Sunnova Energy International, Inc. (a)(b)	25,755	462,560
Vistra Corp.	96,918	2,312,463
		5,003,126
Multi-Utilities - 0.5%
Avista Corp.	19,095	841,517
Black Hills Corp.	16,858	1,100,659
NiSource, Inc.	105,201	2,994,020
NorthWestern Energy Corp.	14,960	876,955
Unitil Corp.	4,058	225,584
		6,038,735
Water Utilities - 0.4%
American States Water Co.	9,574	849,693
Artesian Resources Corp. Class A	1,998	109,450
California Water Service Group	14,219	797,402
Consolidated Water Co., Inc.	3,677	62,141
Essential Utilities, Inc.	61,866	2,641,678
Middlesex Water Co.	4,599	335,635
SJW Group	6,903	524,076
York Water Co.	3,639	152,984
		5,473,059
TOTAL UTILITIES		39,143,876
TOTAL COMMON STOCKS (Cost $1,360,541,980)		1,299,610,647

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $198,505)	200,000	198,389

Money Market Funds - 10.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	744,600	744,749
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	136,714,128	136,727,800
TOTAL MONEY MARKET FUNDS (Cost $137,472,549)		137,472,549

TOTAL INVESTMENT IN SECURITIES - 110.3% (Cost $1,498,213,034)	1,437,281,585
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(134,464,712)
NET ASSETS - 100.0%	1,302,816,873

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Jun 2023	1,242,360	21,449	21,449
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Jun 2023	1,500,360	40,105	40,105

TOTAL FUTURES CONTRACTS					61,554
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $3,094,581.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,356,242 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,389.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,450,016	114,667,498	118,372,765	102,014	-	-	744,749	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	132,801,548	201,349,811	197,423,559	961,683	-	-	136,727,800	0.4%
Total	137,251,564	316,017,309	315,796,324	1,063,697	-	-	137,472,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	40,168,122	40,168,122	-	-
Consumer Discretionary	178,338,087	177,155,474	1,182,613	-
Consumer Staples	49,382,996	49,382,995	1	-
Energy	61,466,080	61,466,080	-	-
Financials	202,230,384	202,230,384	-	-
Health Care	172,846,470	172,694,460	125,539	26,471
Industrials	247,440,449	247,440,449	-	-
Information Technology	146,850,704	146,529,953	320,751	-
Materials	66,135,775	66,135,775	-	-
Real Estate	95,607,704	95,607,704	-	-
Utilities	39,143,876	39,143,876	-	-

U.S. Government and Government Agency Obligations	198,389	-	198,389	-

Money Market Funds	137,472,549	137,472,549	-	-
Total Investments in Securities:	1,437,281,585	1,435,427,821	1,827,293	26,471
Derivative Instruments:

Assets
Futures Contracts	61,554	61,554	-	-
Total Assets	61,554	61,554	-	-
Total Derivative Instruments:	61,554	61,554	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	61,554	0
Total Equity Risk	61,554	0
Total Value of Derivatives	61,554	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Extended Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $133,155,269) - See accompanying schedule:
Unaffiliated issuers (cost $1,360,740,485)	$1,299,809,036
Fidelity Central Funds (cost $137,472,549)	137,472,549

Total Investment in Securities (cost $1,498,213,034)		$1,437,281,585
Cash		2,003,206
Foreign currency held at value (cost $522,822)		523,894
Receivable for investments sold		13,837
Receivable for fund shares sold		1,040,418
Dividends receivable		565,390
Distributions receivable from Fidelity Central Funds		227,940
Receivable for daily variation margin on futures contracts		17,548
Other receivables		13,357
Total assets		1,441,687,175
Liabilities
Payable for investments purchased	$1,297,203
Payable for fund shares redeemed	844,812
Collateral on securities loaned	136,728,287
Total Liabilities		138,870,302
Net Assets		$1,302,816,873
Net Assets consist of:
Paid in capital		$1,371,799,652
Total accumulated earnings (loss)		(68,982,779)
Net Assets		$1,302,816,873
Net Asset Value , offering price and redemption price per share ($1,302,816,873 ÷ 121,074,480 shares)		$10.76

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$10,518,025
Interest		5,157
Income from Fidelity Central Funds (including $961,683 from security lending)		1,063,697
Total Income		11,586,879
Expenses
Independent trustees' fees and expenses	$4,086
Total expenses before reductions	4,086
Expense reductions	(2,958)
Total expenses after reductions		1,128
Net Investment income (loss)		11,585,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,212,771)
Redemptions in-kind	20,340,688
Foreign currency transactions	(5,053)
Futures contracts	(283,793)
Total net realized gain (loss)		12,839,071
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(21,615,776)
Assets and liabilities in foreign currencies	1,133
Futures contracts	(347,568)
Total change in net unrealized appreciation (depreciation)		(21,962,211)
Net gain (loss)		(9,123,140)
Net increase (decrease) in net assets resulting from operations		$2,462,611
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,585,751	$20,572,367
Net realized gain (loss)	12,839,071	10,344,200
Change in net unrealized appreciation (depreciation)	(21,962,211)	(280,915,122)
Net increase (decrease) in net assets resulting from operations	2,462,611	(249,998,555)
Distributions to shareholders	(20,138,817)	(92,792,463)
Share transactions
Proceeds from sales of shares	187,886,514	414,184,532
Reinvestment of distributions	18,225,185	86,735,982
Cost of shares redeemed	(151,380,389)	(287,442,103)
Net increase (decrease) in net assets resulting from share transactions	54,731,310	213,478,411
Total increase (decrease) in net assets	37,055,104	(129,312,607)

Net Assets
Beginning of period	1,265,761,769	1,395,074,376
End of period	$1,302,816,873	$1,265,761,769

Other Information
Shares
Sold	17,141,926	34,435,660
Issued in reinvestment of distributions	1,734,080	6,966,745
Redeemed	(13,896,022)	(24,338,042)
Net increase (decrease)	4,979,984	17,064,363

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$14.09	$9.48	$9.66	$8.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.18	.18	.14	.15	.02
Net realized and unrealized gain (loss)	(.07)	(2.46)	4.68	(.14)	.56	(1.03)
Total from investment operations	.03	(2.28)	4.86	-	.71	(1.01)
Distributions from net investment income	(.17)	(.16)	(.14)	(.13)	(.04)	-
Distributions from net realized gain	-	(.75)	(.11)	(.06)	-	-
Total distributions	(.17)	(.91)	(.25)	(.18) D	(.04)	-
Net asset value, end of period	$10.76	$10.90	$14.09	$9.48	$9.66	$8.99
Total Return E,F	.34%	(16.99)%	51.93%	(.06)%	7.97%	(10.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-% J
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-% J
Net investment income (loss)	1.78% J	1.57%	1.38%	1.55%	1.64%	1.31% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,302,817	$1,265,762	$1,395,074	$591,543	$452,039	$68,589
Portfolio turnover rate K	7% J,L	16% L	25%	26%	14%	-% M,N

A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

N Amount represents less than 1%.

Fidelity ZERO® International Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (United States of America, Food Products)	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.0
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	0.9
10.3

Market Sectors (% of Fund's net assets)

Financials	21.8
Industrials	12.0
Consumer Discretionary	11.2
Information Technology	10.0
Health Care	9.6
Consumer Staples	8.3
Materials	8.0
Communication Services	5.4
Energy	5.4
Utilities	2.3
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Futures - 4.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity ZERO® International Index Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value ($)
Australia - 5.1%
AGL Energy Ltd.	74,779	411,658
Allkem Ltd. (a)	75,184	617,448
ALS Ltd.	60,808	530,716
Altium Ltd.	15,115	385,300
Alumina Ltd.	299,982	304,464
AMP Ltd.	395,292	298,864
Ampol Ltd.	29,742	593,434
AngloGold Ashanti Ltd.	52,944	1,415,011
Ansell Ltd.	15,538	276,500
ANZ Group Holdings Ltd.	380,045	6,171,265
APA Group unit	154,188	1,052,709
Aristocrat Leisure Ltd.	83,527	2,112,855
ASX Ltd.	24,742	1,125,997
Atlas Arteria Ltd. unit	150,576	654,679
Aurizon Holdings Ltd.	225,925	513,674
Bank of Queensland Ltd.	81,052	312,993
Bendigo & Adelaide Bank Ltd.	70,300	404,734
BHP Group Ltd. (b)	639,213	18,970,244
BlueScope Steel Ltd.	58,254	774,296
Brambles Ltd.	177,869	1,684,923
carsales.com Ltd.	47,177	748,147
Challenger Ltd.	72,291	290,901
Charter Hall Group unit	58,264	433,476
Cleanaway Waste Management Ltd.	276,507	445,303
Cochlear Ltd.	8,301	1,361,095
Coles Group Ltd.	171,777	2,075,097
Commonwealth Bank of Australia	213,101	14,102,193
Computershare Ltd.	71,971	1,071,347
DEXUS Property Group unit	136,015	704,964
Dominos Pizza Enterprises Ltd.	7,987	268,839
EBOS Group Ltd.	20,329	557,889
Endeavour Group Ltd.	169,051	761,947
Evolution Mining Ltd.	230,753	544,111
Flutter Entertainment PLC (a)	6,085	1,217,072
Flutter Entertainment PLC (Ireland) (a)	13,315	2,657,063
Fortescue Metals Group Ltd. (b)	213,015	2,980,427
Glencore PLC	1,529,151	9,026,018
Goodman Group unit	218,572	2,817,750
IDP Education Ltd.	25,726	483,309
IGO Ltd.	84,332	776,604
Iluka Resources Ltd.	53,553	393,506
Incitec Pivot Ltd.	241,867	515,326
Insurance Australia Group Ltd.	311,764	1,032,902
JB Hi-Fi Ltd.	13,629	403,360
Lendlease Group unit	86,627	430,223
Liontown Resources Ltd. (a)	236,967	435,786
Lynas Rare Earths Ltd. (a)	113,876	489,087
Macquarie Group Ltd.	45,978	5,608,940
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	264
Medibank Private Ltd.	355,287	840,808
Metcash Ltd.	118,219	306,366
Mineral Resources Ltd.	21,408	1,056,070
Mirvac Group unit	493,903	792,925
National Australia Bank Ltd.	396,808	7,639,014
Newcrest Mining Ltd.	112,893	2,155,677
NEXTDC Ltd. (a)	58,353	447,775
Nine Entertainment Co. Holdings Ltd.	180,848	249,464
Northern Star Resources Ltd.	144,676	1,290,483
Orica Ltd.	56,402	608,793
Origin Energy Ltd.	219,713	1,218,203
Orora Ltd.	105,241	240,533
OZ Minerals Ltd.	41,274	723,742
Pilbara Minerals Ltd.	325,519	926,496
Qantas Airways Ltd. (a)	114,502	504,948
QBE Insurance Group Ltd.	189,495	1,937,738
Qube Holdings Ltd.	217,423	444,803
Ramsay Health Care Ltd.	23,854	1,025,752
REA Group Ltd.	6,467	608,211
Reece Ltd.	25,919	315,735
Rio Tinto Ltd.	46,883	3,516,444
Rio Tinto PLC	133,939	8,514,823
Santos Ltd.	420,726	1,993,020
Scentre Group unit	667,868	1,281,702
SEEK Ltd.	44,596	727,642
Sonic Healthcare Ltd.	61,525	1,450,326
South32 Ltd.	576,991	1,631,011
Steadfast Group Ltd.	128,323	505,902
Stockland Corp. Ltd. unit	298,067	883,583
Suncorp Group Ltd.	159,670	1,329,417
Telstra Group Ltd.	502,512	1,457,897
The GPT Group unit	238,369	700,930
The Lottery Corp. Ltd.	281,608	944,227
Transurban Group unit	388,695	3,876,571
Treasury Wine Estates Ltd.	92,007	852,270
Vicinity Centres unit	480,297	671,441
Washington H. Soul Pattinson & Co. Ltd.	30,425	636,901
Wesfarmers Ltd.	143,207	4,954,020
Westpac Banking Corp.	444,507	6,653,906
Whitehaven Coal Ltd.	116,077	557,028
WiseTech Global Ltd.	22,403	1,026,186
Woodside Energy Group Ltd.	239,874	5,442,821
Woolworths Group Ltd.	154,687	3,990,436
WorleyParsons Ltd.	45,722	459,391
TOTAL AUSTRALIA		168,636,141
Austria - 0.2%
ams-OSRAM AG (a)(b)	32,810	225,377
Andritz AG	8,982	582,454
BAWAG Group AG (c)	10,449	508,447
CA Immobilien Anlagen AG (a)	5,454	158,057
Erste Group Bank AG	45,565	1,652,348
Immofinanz AG (d)	7,756	0
Lenzing AG (b)	1,487	97,165
Mondi PLC	61,962	985,065
Oesterreichische Post AG	4,147	159,935
OMV AG	17,904	845,165
Raiffeisen International Bank-Holding AG (a)	16,814	257,715
UNIQA Insurance Group AG	15,017	134,529
Verbund AG	3,887	346,502
Voestalpine AG	14,328	495,428
Wienerberger AG	13,507	406,316
TOTAL AUSTRIA		6,854,503
Belgium - 0.6%
Ackermans & Van Haaren SA	2,798	492,065
Aedifica SA	5,766	481,282
Ageas	22,194	987,760
Anheuser-Busch InBev SA NV	124,907	8,121,384
Cofinimmo SA	3,775	360,436
D'ieteren Group	2,817	529,241
Elia Group SA/NV	4,607	631,511
Euronav NV	18,666	318,805
Galapagos NV (a)	5,942	230,545
Groupe Bruxelles Lambert SA	12,497	1,119,537
KBC Group NV	42,870	3,060,107
Lotus Bakeries SA	51	351,793
Sofina SA	1,996	457,034
Solvay SA Class A	9,118	1,093,629
UCB SA	15,992	1,487,614
Umicore SA	25,821	846,736
Warehouses de Pauw	19,424	580,458
Warehouses de Pauw rights 5/12/23 (a)(e)	19,424	21,403
TOTAL BELGIUM		21,171,340
Brazil - 1.1%
3R Petroleum Oleo e Gas SA (a)	21,500	136,514
3R Petroleum Oleo e Gas SA rights 5/19/23 (a)	3,896	5,999
Aliansce Sonae Shopping Centers SA	54,300	202,926
Ambev SA	552,500	1,568,507
Atacadao SA	62,500	134,704
B3 SA - Brasil Bolsa Balcao	771,300	1,806,164
Banco Bradesco SA	202,659	504,636
Banco BTG Pactual SA unit	145,900	685,067
Banco do Brasil SA	180,500	1,551,031
BB Seguridade Participacoes SA	87,500	601,894
BRF SA (a)	78,700	100,036
CCR SA	146,200	397,757
Centrais Eletricas Brasileiras SA (Electrobras)	155,051	1,052,263
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	42,700	394,914
Companhia Paranaense de Energia-COPEL	28,200	220,837
Companhia Siderurgica Nacional SA (CSN)	74,200	211,392
Compania de Saneamento do Parana	32,200	122,659
Cosan SA	146,400	439,687
Embraer SA (a)	87,600	341,071
Energisa SA unit	36,200	303,372
Eneva SA (a)	163,300	371,598
ENGIE Brasil Energia SA	30,350	250,878
Equatorial Energia SA	108,900	596,922
Hapvida Participacoes e Investimentos SA (a)(c)	576,000	318,730
Hypera SA	51,000	380,879
Klabin SA unit	104,400	400,411
Localiza Rent a Car SA	96,927	1,127,298
Localiza Rent a Car SA rights 5/11/23 (a)	433	1,490
Lojas Renner SA	126,740	402,494
Magazine Luiza SA	368,980	247,082
Multiplan Empreendimentos Imobiliarios SA	32,400	168,243
Natura & Co. Holding SA	101,488	225,041
Nu Holdings Ltd. (a)	288,607	1,489,212
PagSeguro Digital Ltd. (a)	23,879	234,969
Petro Rio SA (a)	87,300	608,219
Petroleo Brasileiro SA - Petrobras (ON)	468,900	2,507,230
Raia Drogasil SA	134,500	708,661
Rede D'Oregon Sao Luiz SA (c)	108,305	496,599
Rumo SA	141,900	560,454
Sendas Distribuidora SA	150,100	369,848
StoneCo Ltd. Class A (a)	32,973	406,227
Suzano Papel e Celulose SA	98,053	782,411
Telefonica Brasil SA	52,700	434,465
TIM SA	103,400	290,228
Totvs SA	54,500	280,378
Transmissora Alianca de Energia Eletrica SA	26,600	194,495
Ultrapar Participacoes SA	87,500	253,318
Vale SA	488,343	7,088,503
Vibra Energia SA	151,100	399,880
Weg SA	186,700	1,539,176
Wheaton Precious Metals Corp.	57,027	2,813,784
XP, Inc. (depository receipt) (a)	32,774	476,254
Yara International ASA	21,013	845,485
TOTAL BRAZIL		38,052,292
Cameroon - 0.0%
Golar LNG Ltd. (a)	11,938	270,993
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	62,089	3,522,280
Air Canada (a)	42,106	589,238
Alamos Gold, Inc.	49,184	635,651
Algonquin Power & Utilities Corp.	86,733	737,472
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	96,830	4,832,745
AltaGas Ltd.	35,413	619,469
ARC Resources Ltd.	79,913	992,682
ATCO Ltd. Class I (non-vtg.)	9,336	308,501
B2Gold Corp.	135,715	533,905
Bank of Montreal	88,864	8,010,452
Bank of Nova Scotia	150,494	7,512,204
Barrick Gold Corp. (Canada)	222,636	4,233,017
BCE, Inc.	37,909	1,822,072
BlackBerry Ltd. (a)	62,713	244,399
Bombardier, Inc. Class B (sub. vtg.) (a)	10,771	465,232
Brookfield Asset Management Ltd. Class A	45,321	1,519,341
Brookfield Corp. (Canada) Class A	180,614	5,860,273
Brookfield Infrastructure Corp. Class A	12,357	526,530
CAE, Inc. (a)	39,581	890,744
Cameco Corp.	54,508	1,498,633
Canadian Imperial Bank of Commerce	114,724	4,809,627
Canadian National Railway Co.	76,503	9,119,264
Canadian Natural Resources Ltd.	140,051	8,534,237
Canadian Pacific Kansas City Ltd.	117,305	9,246,909
Canadian Tire Ltd. Class A (non-vtg.)	6,909	905,715
Canadian Utilities Ltd. Class A (non-vtg.)	14,920	431,351
CCL Industries, Inc. Class B	18,819	884,938
Cenovus Energy, Inc. (Canada)	174,544	2,929,572
CGI, Inc. Class A (sub. vtg.) (a)	26,864	2,726,552
Constellation Software, Inc.	2,490	4,873,626
Descartes Systems Group, Inc. (Canada) (a)	10,620	841,542
Dollarama, Inc.	35,963	2,227,564
Element Fleet Management Corp.	49,868	652,221
Emera, Inc.	34,228	1,456,430
Empire Co. Ltd. Class A (non-vtg.)	20,608	553,359
Enbridge, Inc.	255,647	10,164,744
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,865	2,002,127
Finning International, Inc.	19,399	502,712
FirstService Corp.	4,972	747,901
Fortis, Inc.	60,880	2,673,175
Franco-Nevada Corp.	24,190	3,670,502
George Weston Ltd.	8,337	1,119,435
GFL Environmental, Inc.	21,769	790,680
Gibson Energy, Inc.	18,772	318,536
Gildan Activewear, Inc.	22,552	734,394
Great-West Lifeco, Inc.	34,346	976,498
Hydro One Ltd. (c)	40,919	1,198,410
iA Financial Corp., Inc.	13,231	887,796
Imperial Oil Ltd.	21,943	1,118,488
Intact Financial Corp.	22,246	3,365,018
Ivanhoe Mines Ltd. (a)	73,708	639,236
Keyera Corp.	27,534	647,883
Kinross Gold Corp.	156,889	790,901
Loblaw Companies Ltd.	19,384	1,823,156
Magna International, Inc. Class A (sub. vtg.)	33,533	1,748,364
Manulife Financial Corp.	234,669	4,633,277
MEG Energy Corp. (a)	33,701	561,165
Methanex Corp.	8,561	383,234
Metro, Inc.	30,254	1,724,334
National Bank of Canada	42,417	3,162,999
Northland Power, Inc.	32,703	802,821
Nutrien Ltd.	65,727	4,559,679
Nuvei Corp. (Canada) (a)(c)	8,402	341,202
Onex Corp. (sub. vtg.)	8,905	410,070
Open Text Corp.	34,481	1,305,842
Pan American Silver Corp.	46,210	822,663
Parkland Corp.	22,207	523,684
Pembina Pipeline Corp.	70,532	2,321,827
Power Corp. of Canada (sub. vtg.)	71,870	1,925,056
Quebecor, Inc. Class B (sub. vtg.)	19,387	500,397
Restaurant Brands International, Inc.	38,592	2,705,442
RioCan (REIT)	17,929	277,633
Ritchie Bros. Auctioneers, Inc.	22,933	1,312,150
Rogers Communications, Inc. Class B (non-vtg.)	44,271	2,187,328
Royal Bank of Canada	174,630	17,337,330
Saputo, Inc.	30,356	785,983
Shopify, Inc. Class A (a)	150,790	7,305,499
SNC-Lavalin Group, Inc.	21,877	503,792
SSR Mining, Inc.	25,118	359,663
Stantec, Inc.	14,200	853,562
Sun Life Financial, Inc.	73,978	3,628,872
Suncor Energy, Inc.	170,782	5,347,140
TC Energy Corp.	128,778	5,352,245
Teck Resources Ltd. Class B (sub. vtg.)	56,646	2,638,616
TELUS Corp.	60,060	1,273,147
TFI International, Inc. (Canada)	9,763	1,052,215
The Toronto-Dominion Bank	229,680	13,912,859
Thomson Reuters Corp.	19,835	2,608,262
TMX Group Ltd.	6,834	692,152
Toromont Industries Ltd.	10,169	821,716
Tourmaline Oil Corp.	40,278	1,809,589
Tricon Residential, Inc.	34,473	276,323
West Fraser Timber Co. Ltd.	7,545	545,750
Whitecap Resources, Inc.	77,828	613,502
WSP Global, Inc.	15,854	2,092,375
TOTAL CANADA		231,739,098
Chile - 0.1%
Antofagasta PLC	42,902	787,459
Banco de Chile	5,439,649	579,174
Banco de Credito e Inversiones	7,332	221,163
Banco Santander Chile	8,126,276	388,571
Cencosud SA	158,349	322,681
Compania Cervecerias Unidas SA	17,327	141,449
Compania Sud Americana de Vapores SA	1,996,558	204,021
Empresas CMPC SA	136,957	214,618
Empresas COPEC SA	43,828	304,964
Enel Americas SA	2,503,236	341,104
Enel Chile SA	2,994,578	170,642
Falabella SA	91,374	195,935
Lundin Mining Corp.	82,997	634,033
Parque Arauco SA	91,986	130,359
TOTAL CHILE		4,636,173
China - 6.7%
AAC Technology Holdings, Inc.	88,000	186,048
Agricultural Bank of China Ltd. (H Shares)	3,852,000	1,489,310
Airtac International Group	17,650	640,150
Akeso, Inc. (a)(c)	56,000	307,563
Alibaba Group Holding Ltd. sponsored ADR (a)	245,680	20,806,639
Alibaba Health Information Technology Ltd. (a)	546,000	393,562
Aluminum Corp. of China Ltd. (H Shares)	518,000	307,723
Anhui Conch Cement Co. Ltd. (H Shares)	144,000	454,683
Anta Sports Products Ltd.	137,400	1,707,364
Autohome, Inc. ADR Class A	7,066	209,507
Baidu, Inc. sponsored ADR (a)	35,141	4,238,356
Bank of China Ltd. (H Shares)	9,775,000	3,903,726
Bank of Communications Co. Ltd. (H Shares)	2,686,000	1,734,888
BeiGene Ltd. ADR (a)	8,351	2,129,171
Bilibili, Inc. ADR (a)	28,595	582,194
BOC Hong Kong (Holdings) Ltd.	453,500	1,431,574
BYD Co. Ltd. (H Shares)	109,707	3,327,002
BYD Electronic International Co. Ltd.	93,500	283,561
CGN Power Co. Ltd. (H Shares) (c)	1,444,000	381,307
China CITIC Bank Corp. Ltd. (H Shares)	1,155,000	624,815
China Coal Energy Co. Ltd. (H Shares)	267,000	229,409
China Conch Venture Holdings Ltd.	198,500	316,712
China Construction Bank Corp. (H Shares)	12,437,000	8,314,463
China Everbright International Ltd.	470,000	199,527
China Evergrande New Energy Vehicle Group Ltd. (a)(b)(d)	366,500	112,056
China Feihe Ltd. (c)	429,000	289,699
China Galaxy Securities Co. Ltd. (H Shares)	465,500	252,837
China Gas Holdings Ltd.	389,200	500,694
China Hongqiao Group Ltd.	238,000	234,425
China International Capital Corp. Ltd. (H Shares) (c)	191,200	401,762
China Life Insurance Co. Ltd. (H Shares)	945,000	1,815,492
China Literature Ltd. (a)(c)	51,200	236,548
China Longyuan Power Grid Corp. Ltd. (H Shares)	419,000	439,726
China Medical System Holdings Ltd.	160,000	265,619
China Mengniu Dairy Co. Ltd.	386,000	1,558,117
China Merchants Bank Co. Ltd. (H Shares)	420,500	2,029,807
China Merchants Holdings International Co. Ltd.	162,346	240,893
China Minsheng Banking Corp. Ltd. (H Shares)	789,500	290,019
China National Building Materials Co. Ltd. (H Shares)	584,000	438,181
China Overseas Land and Investment Ltd.	467,500	1,185,647
China Pacific Insurance (Group) Co. Ltd. (H Shares)	297,600	888,941
China Petroleum & Chemical Corp. (H Shares)	3,122,000	2,046,208
China Power International Development Ltd.	601,000	228,139
China Railway Group Ltd. (H Shares)	536,000	412,098
China Resource Gas Group Ltd.	113,900	359,507
China Resources Beer Holdings Co. Ltd.	196,000	1,514,057
China Resources Land Ltd.	360,000	1,676,432
China Resources Mixc Lifestyle Services Ltd. (c)	74,755	396,322
China Resources Power Holdings Co. Ltd.	224,000	487,699
China Shenhua Energy Co. Ltd. (H Shares)	430,500	1,429,927
China State Construction International Holdings Ltd.	212,000	263,580
China Taiping Insurance Group Ltd.	174,800	200,785
China Tower Corp. Ltd. (H Shares) (c)	5,866,000	748,639
China Vanke Co. Ltd. (H Shares)	280,200	438,035
ChinaSoft International Ltd.	322,000	214,659
Chow Tai Fook Jewellery Group Ltd.	274,600	551,455
CIFI Holdings Group Co. Ltd. (d)	507,495	49,135
CITIC Pacific Ltd.	793,000	995,446
CITIC Securities Co. Ltd. (H Shares)	170,875	359,795
Cmoc Group Ltd. (H Shares)	450,000	275,860
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	408,000	473,900
Country Garden Holdings Co. Ltd.	1,343,120	345,988
Country Garden Services Holdings Co. Ltd.	238,000	374,029
CRRC Corp. Ltd. (H Shares)	538,000	348,141
CSPC Pharmaceutical Group Ltd.	1,074,160	1,093,814
Daqo New Energy Corp. ADR (a)	7,573	347,752
ENN Energy Holdings Ltd.	97,100	1,331,397
ESR Group Ltd. (c)	308,800	482,699
Far East Horizon Ltd.	225,000	202,415
Far East Horizon Ltd. rights (a)	1,890	0
Full Truck Alliance Co. Ltd. ADR (a)	81,592	522,189
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	75,200	305,935
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	48,720	321,443
GCL Technology Holdings Ltd.	2,403,000	603,372
Geely Automobile Holdings Ltd.	611,000	758,522
Genscript Biotech Corp. (a)	130,000	343,639
GF Securities Co. Ltd. (H Shares)	145,000	208,227
Great Wall Motor Co. Ltd. (H Shares)	318,000	385,917
Guangdong Investment Ltd.	366,000	349,887
Guangzhou Automobile Group Co. Ltd. (H Shares)	338,000	210,952
H World Group Ltd. ADR	18,164	851,892
Haidilao International Holding Ltd. (c)	148,000	361,846
Haier Smart Home Co. Ltd.	289,000	942,020
Haitong Securities Co. Ltd. (H Shares)	365,600	242,834
Hansoh Pharmaceutical Group Co. Ltd. (c)	128,000	233,511
Hengan International Group Co. Ltd.	82,000	366,250
Hua Hong Semiconductor Ltd. (a)(c)	72,000	295,856
Huatai Securities Co. Ltd. (H Shares) (c)	191,600	247,474
Hygeia Healthcare Holdings Co. (c)	43,400	319,823
Industrial & Commercial Bank of China Ltd. (H Shares)	8,957,000	4,818,904
Innovent Biologics, Inc. (a)(c)	146,000	701,979
iQIYI, Inc. ADR (a)	57,684	351,872
JD Health International, Inc. (a)(c)	134,100	967,682
JD Logistics, Inc. (a)(c)	243,100	379,873
JD.com, Inc. sponsored ADR	151,013	5,394,184
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	5,049	250,481
Kanzhun Ltd. ADR (a)	25,882	478,558
KE Holdings, Inc. ADR (a)	84,852	1,331,328
Kingboard Chemical Holdings Ltd.	77,500	237,362
Kingdee International Software Group Co. Ltd. (a)	345,000	530,494
Kingsoft Corp. Ltd.	120,000	527,487
Kuaishou Technology Class B (a)(c)	249,000	1,648,415
Kunlun Energy Co. Ltd.	508,000	470,920
Lenovo Group Ltd.	930,000	951,461
Li Auto, Inc. ADR (a)	71,966	1,691,201
Li Ning Co. Ltd.	298,500	2,134,758
Longfor Properties Co. Ltd. (c)	211,500	578,769
Meituan Class B (a)(c)	596,090	10,187,451
Microport Scientific Corp. (a)	89,900	199,478
Minth Group Ltd.	88,000	254,812
NetEase, Inc. ADR	46,714	4,163,619
New China Life Insurance Co. Ltd. (H Shares)	108,800	311,554
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	19,174	874,143
NIO, Inc. sponsored ADR (a)(b)	178,552	1,405,204
Nongfu Spring Co. Ltd. (H Shares) (c)	225,600	1,224,050
PDD Holdings, Inc. ADR (a)	68,624	4,676,726
People's Insurance Co. of China Group Ltd. (H Shares)	996,000	391,727
PetroChina Co. Ltd. (H Shares)	2,664,000	1,850,507
PICC Property & Casualty Co. Ltd. (H Shares)	882,000	1,066,742
Ping An Insurance Group Co. of China Ltd. (H Shares)	780,000	5,690,506
Pop Mart International Group Ltd. (c)	87,800	212,986
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	998,000	650,689
Prosus NV	146,723	10,979,800
Qifu Technology, Inc. ADR	18,219	321,383
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	319,600	545,363
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	55,500	158,652
Shenzhou International Group Holdings Ltd.	100,100	961,477
Silergy Corp.	41,000	646,705
Sinopharm Group Co. Ltd. (H Shares)	164,400	582,351
SITC International Holdings Co. Ltd.	170,000	314,446
Smoore International Holdings Ltd. (c)	225,000	263,029
Sunny Optical Technology Group Co. Ltd.	89,500	945,774
TAL Education Group ADR (a)	64,280	376,681
Tencent Holdings Ltd.	760,600	33,782,898
Tencent Music Entertainment Group ADR (a)	81,494	603,871
Tingyi (Cayman Islands) Holding Corp.	248,000	433,393
Tongcheng Travel Holdings Ltd. (a)	131,200	279,089
Topsports International Holdings Ltd. (c)	337,000	300,415
Trip.com Group Ltd. ADR (a)	67,946	2,412,762
Tsingtao Brewery Co. Ltd. (H Shares)	68,000	727,983
Vipshop Holdings Ltd. ADR (a)	43,266	679,276
Want Want China Holdings Ltd.	650,000	414,541
Weichai Power Co. Ltd. (H Shares)	260,000	384,317
Wharf Holdings Ltd.	160,000	365,858
Wilmar International Ltd.	387,300	1,143,975
WuXi AppTec Co. Ltd. (H Shares) (c)	49,784	437,847
Wuxi Biologics (Cayman), Inc. (a)(c)	451,000	2,689,241
Xiaomi Corp. Class B (a)(c)	1,822,800	2,587,291
Xinyi Solar Holdings Ltd.	589,097	633,337
XPeng, Inc. ADR (a)	67,707	643,217
Yadea Group Holdings Ltd. (c)	146,000	341,352
Yangzijiang Shipbuilding Holdings Ltd.	327,900	305,780
Yankuang Energy Group Co. Ltd. (H Shares)	180,000	617,504
Yum China Holdings, Inc.	52,896	3,236,177
Zai Lab Ltd. ADR (a)	10,048	351,479
Zhaojin Mining Industry Co. Ltd. (H Shares)	171,000	272,211
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	79,200	246,552
Zhongsheng Group Holdings Ltd. Class H	73,500	313,956
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	65,500	264,358
Zijin Mining Group Co. Ltd. (H Shares)	714,000	1,208,842
ZTE Corp. (H Shares)	96,000	309,195
ZTO Express, Inc. sponsored ADR	52,289	1,447,360
TOTAL CHINA		221,034,879
Colombia - 0.0%
Bancolombia SA	36,729	281,448
Czech Republic - 0.0%
CEZ A/S	20,156	1,082,674
Komercni Banka A/S	9,158	295,280
MONETA Money Bank A/S (c)	43,726	160,336
TOTAL CZECH REPUBLIC		1,538,290
Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	383	682,260
Series B	696	1,258,057
Ascendis Pharma A/S sponsored ADR (a)	6,399	447,674
Carlsberg A/S Series B	12,489	2,063,191
Chr. Hansen Holding A/S	13,128	1,020,431
Coloplast A/S Series B	15,102	2,172,259
Danske Bank A/S (a)	86,380	1,820,307
Demant A/S (a)	11,988	512,873
DSV A/S	22,665	4,256,912
Genmab A/S (a)	8,334	3,424,980
Novo Nordisk A/S Series B	206,749	34,393,626
Novozymes A/S Series B	26,723	1,388,198
ORSTED A/S (c)	23,764	2,131,014
Pandora A/S	12,233	1,128,811
SimCorp A/S	4,849	524,362
Tryg A/S	45,004	1,061,148
Vestas Wind Systems A/S	127,362	3,524,182
TOTAL DENMARK		61,810,285
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	42,838	69,858
Commercial International Bank SAE	301,283	520,664
EFG-Hermes Holding SAE	103,844	61,332
Talaat Moustafa Group Holding	179,895	55,540
TOTAL EGYPT		707,394
Finland - 0.8%
Elisa Corp. (A Shares)	18,769	1,164,786
Fortum Corp.	55,515	827,657
Huhtamaki Oyj	11,778	423,608
Kesko Oyj	33,973	707,706
Kone OYJ (B Shares)	50,780	2,892,847
Metso Outotec Oyj	88,571	975,964
Neste OYJ	54,759	2,651,293
Nokia Corp.	676,546	2,862,568
Nordea Bank ABP	404,769	4,492,500
Orion Oyj (B Shares)	13,504	634,188
Sampo Oyj (A Shares)	60,728	3,075,468
Stora Enso Oyj (R Shares)	77,628	983,690
UPM-Kymmene Corp.	67,917	2,162,811
Valmet Corp.	20,880	704,495
Wartsila Corp.	59,865	692,635
TOTAL FINLAND		25,252,216
France - 6.3%
Accor SA	20,941	741,165
Adevinta ASA Class B (a)	32,470	249,838
Air Liquide SA	66,111	11,892,723
Airbus Group NV	77,713	10,882,511
Alstom SA	38,601	970,220
Arkema SA	8,033	793,277
AXA SA	251,482	8,208,415
BNP Paribas SA	143,509	9,272,603
Bouygues SA	26,303	962,245
Bureau Veritas SA	35,961	1,035,809
Capgemini SA	20,044	3,642,061
Carrefour SA	73,914	1,537,456
Compagnie de Saint-Gobain	65,214	3,775,546
Compagnie Generale des Etablissements Michelin SCA Series B	90,986	2,897,685
Credit Agricole SA	173,824	2,124,742
Danone SA	80,245	5,310,908
Dassault Systemes SA	87,648	3,541,564
Edenred SA	31,826	2,066,270
Eiffage SA	9,686	1,151,617
Engie SA	233,310	3,731,836
EssilorLuxottica SA	38,465	7,603,794
Gecina SA	6,719	747,030
Getlink SE	50,116	936,579
Hermes International SCA	4,393	9,520,584
Kering SA	9,102	5,814,098
L'Oreal SA	31,763	15,146,098
Legrand SA	33,729	3,185,125
LVMH Moet Hennessy Louis Vuitton SE	32,954	31,697,837
Orange SA	239,869	3,122,115
Pernod Ricard SA	25,762	5,944,269
Publicis Groupe SA	29,902	2,444,700
Renault SA	26,627	986,714
Safran SA	44,338	6,895,435
Sartorius Stedim Biotech	3,057	816,863
Societe Generale Series A	95,434	2,317,927
Sodexo SA	10,563	1,131,347
Teleperformance	7,533	1,500,751
Thales SA	13,489	2,057,112
TotalEnergies SE	295,629	18,890,676
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	13,345	713,774
Veolia Environnement SA	84,111	2,663,370
VINCI SA	66,940	8,276,005
Vivendi SA	100,922	1,106,944
Worldline SA (a)(c)	31,625	1,372,298
TOTAL FRANCE		209,679,936
Germany - 4.9%
adidas AG	22,592	3,978,586
Allianz SE	50,903	12,782,092
BASF AG	116,167	5,997,007
Bayer AG	124,150	8,193,437
Bayerische Motoren Werke AG (BMW)	40,221	4,495,772
Beiersdorf AG	12,476	1,740,409
BioNTech SE ADR	11,571	1,321,871
Brenntag SE	19,823	1,611,574
Carl Zeiss Meditec AG	4,613	619,117
Commerzbank AG	134,099	1,487,242
Continental AG	13,518	944,672
Covestro AG (c)	24,454	1,072,808
Daimler Truck Holding AG	65,958	2,176,013
Deutsche Bank AG	260,546	2,854,592
Deutsche Borse AG	23,946	4,566,709
Deutsche Lufthansa AG (a)	76,132	816,248
Deutsche Post AG	125,356	6,029,573
Deutsche Telekom AG	440,469	10,620,485
E.ON SE	284,480	3,763,189
Evonik Industries AG	26,036	566,896
Fresenius Medical Care AG & Co. KGaA	24,861	1,206,354
Fresenius SE & Co. KGaA	51,655	1,492,407
GEA Group AG	20,512	961,496
Hannover Reuck SE	7,642	1,630,251
HeidelbergCement AG	18,372	1,387,936
HelloFresh AG (a)	21,666	578,461
Henkel AG & Co. KGaA	12,384	914,277
Infineon Technologies AG	164,903	6,005,235
K+S AG	23,916	476,727
Knorr-Bremse AG	8,242	576,153
LEG Immobilien AG	9,244	574,285
Mercedes-Benz Group AG (Germany)	98,621	7,691,060
Merck KGaA	16,292	2,918,123
MTU Aero Engines AG	6,841	1,791,806
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,650	6,622,226
Nemetschek SE	6,855	533,128
Puma AG	12,795	746,673
Rheinmetall AG	5,474	1,601,443
RWE AG	85,306	3,999,644
SAP SE	138,120	18,689,873
Scout24 AG (c)	10,135	630,978
Siemens AG	94,468	15,571,372
Siemens Energy AG (a)	50,336	1,230,219
Siemens Healthineers AG (c)	35,832	2,227,647
Symrise AG	16,799	2,029,698
Vonovia SE	100,595	2,181,756
Zalando SE (a)(c)	28,177	1,154,063
TOTAL GERMANY		161,061,583
Greece - 0.1%
Alpha Bank SA (a)	243,901	305,036
Eurobank Ergasias Services and Holdings SA (a)	311,590	439,477
Hellenic Telecommunications Organization SA	25,813	376,874
Jumbo SA	13,273	305,673
Motor Oil (HELLAS) Corinth Refineries SA	7,803	185,720
Mytilineos SA	13,078	379,000
National Bank of Greece SA (a)	69,388	362,414
OPAP SA	24,258	413,244
Piraeus Financial Holdings SA (a)	77,461	182,658
Public Power Corp. of Greece (a)	26,500	228,347
Star Bulk Carriers Corp. (b)	9,697	204,704
Terna Energy SA	6,405	141,718
TOTAL GREECE		3,524,865
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	21,737	389,272
Hong Kong - 1.6%
AIA Group Ltd.	1,475,600	16,064,969
ASMPT Ltd.	39,900	313,700
CK Asset Holdings Ltd.	248,829	1,471,357
CK Infrastructure Holdings Ltd.	76,000	432,697
CLP Holdings Ltd.	213,000	1,585,940
Futu Holdings Ltd. ADR (a)(b)	9,174	406,133
Hang Lung Properties Ltd.	231,000	422,251
Hang Seng Bank Ltd.	91,700	1,359,256
Henderson Land Development Co. Ltd.	160,500	571,497
HKT Trust/HKT Ltd. unit	451,000	592,737
Hong Kong & China Gas Co. Ltd.	1,357,393	1,205,272
Hong Kong Exchanges and Clearing Ltd.	150,553	6,250,494
Hongkong Land Holdings Ltd.	131,339	584,516
Hysan Development Co. Ltd.	76,000	214,779
Jardine Matheson Holdings Ltd.	31,161	1,506,378
Link (REIT)	320,734	2,097,886
MTR Corp. Ltd.	192,613	962,396
New World Development Co. Ltd.	173,000	461,370
Orient Overseas International Ltd.	16,000	325,075
Power Assets Holdings Ltd.	169,500	968,574
Prudential PLC	347,256	5,313,378
Sino Biopharmaceutical Ltd.	1,230,500	683,052
Sino Land Ltd.	415,062	559,326
Sun Hung Kai Properties Ltd.	192,000	2,673,272
Swire Pacific Ltd. (A Shares)	55,500	440,566
Swire Properties Ltd.	132,800	356,931
Techtronic Industries Co. Ltd.	231,000	2,499,071
WH Group Ltd. (c)	988,000	550,058
Wharf Real Estate Investment Co. Ltd.	193,000	1,112,977
Xinyi Glass Holdings Ltd.	334,000	611,067
TOTAL HONG KONG		52,596,975
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	62,979	510,080
OTP Bank PLC	27,878	848,152
Richter Gedeon PLC	16,682	402,574
TOTAL HUNGARY		1,760,806
India - 2.8%
Adani Enterprises Ltd.	34,922	826,489
Adani Ports & Special Economic Zone Ltd.	92,491	774,013
Asian Paints Ltd.	57,444	2,046,496
Axis Bank Ltd.	289,187	3,055,853
Bajaj Finance Ltd.	33,619	2,595,877
Bajaj Finserv Ltd.	47,307	787,843
Bharti Airtel Ltd.	309,538	3,033,372
HCL Technologies Ltd.	135,149	1,768,808
HDFC Bank Ltd.	519,834	10,759,018
Hindalco Industries Ltd.	181,902	977,015
Hindustan Unilever Ltd.	112,463	3,388,673
Housing Development Finance Corp. Ltd.	231,095	7,882,143
ICICI Bank Ltd.	651,597	7,358,478
IndusInd Bank Ltd.	72,392	1,026,211
Infosys Ltd.	456,620	7,052,701
ITC Ltd.	379,913	1,983,246
Kotak Mahindra Bank Ltd.	138,387	3,297,095
Larsen & Toubro Ltd.	86,539	2,511,628
Mahindra & Mahindra Ltd.	122,276	1,841,664
Maruti Suzuki India Ltd.	16,882	1,779,906
NTPC Ltd.	606,775	1,281,142
Oil & Natural Gas Corp. Ltd.	502,583	981,197
Reliance Industries Ltd.	435,650	12,951,218
State Bank of India	227,164	1,614,893
Tata Consultancy Services Ltd.	129,176	5,112,579
Tata Motors Ltd. (a)	222,253	1,327,461
Tata Power Co. Ltd./The	207,037	511,928
Tata Steel Ltd.	1,019,040	1,352,437
Tech Mahindra Ltd.	78,668	990,939
Titan Co. Ltd.	52,620	1,706,650
Vedanta Ltd.	144,901	497,593
Wipro Ltd.	185,952	881,433
TOTAL INDIA		93,955,999
Indonesia - 0.6%
Indofood Sukses Makmur Tbk PT	584,200	257,149
PT Adaro Energy Indonesia Tbk	1,717,300	367,612
PT Aneka Tambang Tbk	1,042,100	149,911
PT Astra International Tbk	2,516,400	1,160,737
PT Bank Central Asia Tbk	7,020,300	4,344,523
PT Bank Mandiri (Persero) Tbk	5,644,100	1,995,190
PT Bank Negara Indonesia (Persero) Tbk	939,100	605,202
PT Bank Rakyat Indonesia (Persero) Tbk	9,028,753	3,146,333
PT Barito Pacific Tbk	3,300,680	188,221
PT Bukit Asam Tbk	455,700	128,883
PT Bumi Resources Minerals Tbk (a)	10,447,200	115,626
PT Bumi Resources Tbk (a)	21,880,300	180,848
PT Chandra Asri Petrochemical Tbk	3,042,800	490,397
PT Charoen Pokphand Indonesia Tbk	872,600	273,190
PT Elang Mahkota Teknologi Tbk	4,792,600	231,363
PT GoTo Gojek Tokopedia Tbk	115,950,296	827,927
PT Indah Kiat Pulp & Paper Tbk	309,300	164,354
PT Indo Tambangraya Megah Tbk	53,600	121,940
PT Indocement Tunggal Prakarsa Tbk	222,800	165,007
PT Indofood CBP Sukses Makmur Tbk	261,200	188,596
PT Kalbe Farma Tbk	2,388,000	345,744
PT Merdeka Copper Gold Tbk (a)	1,807,910	487,700
PT Mitra Keluarga Karyasehat Tbk	652,600	129,334
PT Perusahaan Gas Negara Tbk Series B	1,266,800	123,923
PT Sarana Menara Nusantara Tbk	2,660,500	186,322
PT Semen Indonesia (Persero) Tbk	400,160	162,755
PT Sumber Alfaria Trijaya Tbk	2,487,400	491,839
PT Telkom Indonesia Persero Tbk	6,038,000	1,748,900
PT United Tractors Tbk	182,000	359,282
PT Vale Indonesia Tbk (a)	240,100	114,759
TOTAL INDONESIA		19,253,567
Ireland - 0.4%
Bank of Ireland Group PLC	127,927	1,320,821
CRH PLC	94,080	4,539,734
Kerry Group PLC Class A	19,637	2,065,132
Kingspan Group PLC (Ireland)	19,337	1,335,977
Ryanair Holdings PLC sponsored ADR (a)	11,735	1,121,749
Smurfit Kappa Group PLC	32,988	1,219,161
TOTAL IRELAND		11,602,574
Israel - 0.5%
Airport City Ltd. (a)	8,600	109,569
Alony Hetz Properties & Investments Ltd.	19,190	149,899
Amot Investments Ltd.	26,702	140,965
Azrieli Group	4,387	253,839
Bank Hapoalim BM (Reg.)	157,738	1,346,011
Bank Leumi le-Israel BM	197,010	1,545,964
Bezeq The Israel Telecommunication Corp. Ltd.	248,225	336,292
Big Shopping Centers Ltd. (a)	1,755	148,452
Check Point Software Technologies Ltd. (a)	12,897	1,642,562
Clal Insurance Enterprises Holdings Ltd. (a)	7,526	115,067
Delek Group Ltd.	1,012	108,663
Elbit Systems Ltd. (Israel)	3,107	571,944
Electra Israel Ltd.	265	113,175
Enlight Renewable Energy Ltd. (a)	13,217	216,972
First International Bank of Israel	6,350	228,851
Global-e Online Ltd. (a)	10,871	303,083
Harel Insurance Investments and Financial Services Ltd.	16,348	145,627
Icl Group Ltd.	90,426	554,363
Isracard Ltd.	23,224	94,128
Israel Corp. Ltd. (Class A)	529	153,044
Israel Discount Bank Ltd. (Class A)	155,188	763,251
JFrog Ltd. (a)	7,118	132,181
Kornit Digital Ltd. (a)	6,035	110,199
Melisron Ltd.	2,779	184,228
Mivne Real Estate KD Ltd.	72,617	202,083
Mizrahi Tefahot Bank Ltd.	18,791	610,946
NICE Ltd. (a)	8,062	1,655,338
Nova Ltd. (a)	3,487	319,170
OPC Energy Ltd. (a)	12,463	88,424
Paz Oil Co. Ltd. (a)	1,269	119,230
Perion Network Ltd. (a)	5,708	199,951
Plus500 Ltd.	12,784	267,504
Radware Ltd. (a)	4,785	96,418
Reit 1 Ltd.	25,237	107,781
Shapir Engineering and Industry Ltd.	17,410	123,619
Shufersal Ltd.	34,256	173,576
Strauss Group Ltd.	6,955	154,398
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	140,246	1,224,348
The Phoenix Holdings Ltd.	20,884	222,400
Tower Semiconductor Ltd. (a)	13,879	610,326
Wix.com Ltd. (a)	7,122	621,252
ZIM Integrated Shipping Services Ltd. (b)	9,587	163,650
TOTAL ISRAEL		16,428,743
Italy - 1.4%
A2A SpA	193,743	341,577
Amplifon SpA	12,052	441,962
Assicurazioni Generali SpA	150,687	3,134,873
Azimut Holding SpA	14,654	326,820
Banco BPM SpA	188,293	764,564
Brunello Cucinelli SpA	4,171	398,475
Davide Campari Milano NV	67,462	868,249
DiaSorin SpA	3,306	358,751
Enel SpA	978,691	6,686,530
Eni SpA	316,163	4,776,405
Ferrari NV (Italy)	16,154	4,490,963
FinecoBank SpA	78,343	1,185,258
Hera SpA	97,238	302,582
Infrastrutture Wireless Italiane SpA (c)	45,157	626,708
Interpump Group SpA	10,326	574,373
Intesa Sanpaolo SpA	2,157,563	5,673,077
Italgas SpA	59,580	389,312
Leonardo SpA	50,647	603,005
Mediobanca SpA	81,893	878,015
Moncler SpA	26,523	1,962,798
Nexi SpA (a)(c)	105,761	874,735
Poste Italiane SpA (c)	57,203	594,140
Prada SpA	61,900	455,750
Prysmian SpA	33,652	1,374,598
Recordati SpA	12,645	581,446
Reply SpA	2,772	322,246
Snam SpA	261,100	1,450,039
Telecom Italia SpA (a)	1,251,068	367,935
Telecom Italia SpA (Risparmio Shares) (a)	775,827	223,980
Terna - Rete Elettrica Nazionale	180,758	1,565,533
UniCredit SpA	244,253	4,839,990
Unipol Gruppo SpA	52,826	296,633
TOTAL ITALY		47,731,322
Japan - 15.4%
Activia Properties, Inc.	92	268,075
Adeka Corp.	13,800	233,047
Advance Residence Investment Corp.	173	448,867
Advantest Corp.	23,200	1,808,020
AEON Co. Ltd.	111,300	2,268,517
AGC, Inc.	29,300	1,092,447
Aica Kogyo Co. Ltd.	8,200	186,425
Air Water, Inc.	28,400	358,856
Aisin Seiki Co. Ltd.	22,400	657,473
Ajinomoto Co., Inc.	67,700	2,434,787
Alfresa Holdings Corp.	24,500	354,748
Alps Alpine Co. Ltd.	26,400	241,034
Amada Co. Ltd.	49,200	459,380
Ana Holdings, Inc. (a)	19,300	420,992
Aozora Bank Ltd.	14,300	256,528
Asahi Group Holdings	64,100	2,476,446
ASAHI INTECC Co. Ltd.	28,900	522,982
Asahi Kasei Corp.	179,000	1,264,306
Asics Corp.	24,500	684,808
Astellas Pharma, Inc.	232,400	3,501,005
Azbil Corp.	16,600	464,248
Bandai Namco Holdings, Inc.	85,000	1,930,811
Bank of Kyoto Ltd.	9,300	457,583
BayCurrent Consulting, Inc.	17,200	597,872
Bic Camera, Inc.	19,500	163,146
Biprogy, Inc.	10,000	241,096
Bridgestone Corp.	77,400	3,108,257
Brother Industries Ltd.	31,800	499,427
Calbee, Inc.	13,700	296,259
Canon, Inc.	132,300	3,151,037
Capcom Co. Ltd.	19,800	744,037
Casio Computer Co. Ltd.	28,000	266,415
Central Japan Railway Co.	26,200	3,243,528
Chiba Bank Ltd.	95,000	620,353
Chubu Electric Power Co., Inc.	97,900	1,091,816
Chugai Pharmaceutical Co. Ltd.	81,400	2,100,581
Chugoku Electric Power Co., Inc.	39,500	207,995
Coca-Cola West Co. Ltd.	19,100	205,826
COMSYS Holdings Corp.	14,900	285,129
Concordia Financial Group Ltd.	150,600	571,430
Cosmo Energy Holdings Co. Ltd.	10,700	342,069
Cosmos Pharmaceutical Corp.	2,700	265,559
Credit Saison Co. Ltd.	19,800	274,327
CyberAgent, Inc.	51,300	447,675
Dai Nippon Printing Co. Ltd.	33,800	971,619
Dai-ichi Mutual Life Insurance Co.	129,900	2,416,241
Daicel Chemical Industries Ltd.	33,900	267,263
Daifuku Co. Ltd.	48,000	884,390
Daiichi Sankyo Kabushiki Kaisha	245,800	8,434,532
Daikin Industries Ltd.	37,000	6,720,350
Daito Trust Construction Co. Ltd.	8,700	824,566
Daiwa House Industry Co. Ltd.	86,000	2,192,009
Daiwa House REIT Investment Corp.	283	602,130
Daiwa Office Investment Corp.	35	152,138
Daiwa Securities Group, Inc.	185,800	862,985
Denka Co. Ltd.	10,900	218,299
DENSO Corp.	63,800	3,851,198
Dentsu Group, Inc.	29,000	1,045,011
Dic Corp.	10,100	186,582
Disco Corp.	11,100	1,263,793
Dowa Holdings Co. Ltd.	7,000	228,693
East Japan Railway Co.	48,100	2,752,361
Ebara Corp.	9,600	420,013
Eisai Co. Ltd.	37,800	2,181,185
Electric Power Development Co. Ltd.	22,200	354,972
ENEOS Holdings, Inc.	411,700	1,464,633
Exeo Group, Inc.	14,100	261,627
Ezaki Glico Co. Ltd.	7,000	180,045
Fancl Corp.	10,400	179,979
FANUC Corp.	121,500	4,103,202
Fast Retailing Co. Ltd.	23,700	5,612,199
Food & Life Companies Ltd.	14,800	356,476
Frontier Real Estate Investment Corp.	63	227,617
Fuji Electric Co. Ltd.	19,000	766,945
FUJIFILM Holdings Corp.	50,700	2,642,483
Fujitsu Ltd.	23,000	3,065,378
Fukuoka Financial Group, Inc.	24,100	453,926
GLP J-REIT	590	674,120
GMO Payment Gateway, Inc.	5,800	453,629
GOLDWIN, Inc.	4,900	445,224
Hakuhodo DY Holdings, Inc.	39,100	460,728
Hamamatsu Photonics K.K.	18,500	980,756
Hankyu Hanshin Holdings, Inc.	31,500	983,471
Harmonic Drive Systems, Inc.	6,900	210,962
Haseko Corp.	28,400	346,716
Hikari Tsushin, Inc.	2,500	341,113
Hirose Electric Co. Ltd.	4,000	539,836
Hisamitsu Pharmaceutical Co., Inc.	9,600	265,532
Hitachi Construction Machinery Co. Ltd.	13,100	322,809
Hitachi Ltd.	118,600	6,560,316
Honda Motor Co. Ltd.	214,900	5,699,799
Horiba Ltd.	5,500	303,010
Hoshizaki Corp.	14,600	514,229
House Foods Group, Inc.	9,500	208,887
Hoya Corp.	45,100	4,728,962
Hulic Co. Ltd.	74,700	643,171
Ibiden Co. Ltd.	17,600	692,494
Idemitsu Kosan Co. Ltd.	27,957	595,290
IHI Corp.	19,400	488,843
Iida Group Holdings Co. Ltd.	22,100	392,922
Industrial & Infrastructure Fund Investment Corp.	254	291,088
INPEX Corp.	133,700	1,463,086
Internet Initiative Japan, Inc.	17,000	351,802
Invincible Investment Corp.	772	333,317
Isetan Mitsukoshi Holdings Ltd.	50,000	552,038
Isuzu Motors Ltd.	78,800	930,551
ITO EN Ltd.	7,900	244,365
Itochu Corp.	186,500	6,187,111
ITOCHU Techno-Solutions Corp.	11,800	305,568
Iwatani Corp.	6,500	307,728
J. Front Retailing Co. Ltd.	33,200	349,173
Japan Airlines Co. Ltd.	17,500	333,840
Japan Airport Terminal Co. Ltd.	11,700	573,335
Japan Exchange Group, Inc.	66,900	1,086,308
Japan Hotel REIT Investment Corp.	566	319,786
Japan Logistics Fund, Inc.	115	273,107
Japan Post Bank Co. Ltd.	174,600	1,394,280
Japan Post Holdings Co. Ltd.	306,300	2,521,439
Japan Post Insurance Co. Ltd.	25,100	407,601
Japan Prime Realty Investment Corp.	125	325,021
Japan Real Estate Investment Corp.	172	681,533
Japan Retail Fund Investment Corp.	871	637,760
Japan Steel Works Ltd.	8,700	158,061
Japan Tobacco, Inc.	139,700	3,005,909
JEOL Ltd.	6,100	177,977
JFE Holdings, Inc.	72,700	860,063
JGC Holdings Corp.	32,900	411,588
JSR Corp.	26,100	605,610
JTEKT Corp.	31,800	262,604
K's Holdings Corp.	21,600	191,446
Kadokawa Corp.	14,000	298,575
Kagome Co. Ltd.	10,900	264,749
Kajima Corp.	58,800	777,956
Kakaku.com, Inc.	14,700	202,253
Kamigumi Co. Ltd.	13,300	291,481
Kaneka Corp.	8,700	231,452
Kansai Electric Power Co., Inc.	102,600	1,107,538
Kansai Paint Co. Ltd.	31,700	446,906
Kao Corp.	58,900	2,380,061
Kawasaki Heavy Industries Ltd.	20,400	443,787
Kawasaki Kisen Kaisha Ltd.	29,900	712,527
KDDI Corp.	198,300	6,190,556
Keihan Electric Railway Co., Ltd.	13,800	379,863
Keikyu Corp.	33,600	326,591
Keio Corp.	15,200	564,527
Keisei Electric Railway Co.	21,900	772,828
Kenedix Office Investment Corp.	106	234,348
Kewpie Corp.	14,700	246,773
Keyence Corp.	25,200	11,364,099
Kikkoman Corp.	24,700	1,463,073
Kinden Corp.	16,900	230,426
Kintetsu Group Holdings Co. Ltd.	25,000	843,932
Kirin Holdings Co. Ltd.	106,700	1,733,375
Kobayashi Pharmaceutical Co. Ltd.	7,200	449,295
Kobe Bussan Co. Ltd.	17,800	497,838
Kobe Steel Ltd.	50,500	376,268
Koei Tecmo Holdings Co. Ltd.	15,080	277,318
Koito Manufacturing Co. Ltd.	31,600	611,253
Kokuyo Co. Ltd.	13,300	190,067
Komatsu Ltd.	123,600	3,073,916
Konami Group Corp.	12,500	615,050
Konica Minolta, Inc.	60,200	251,116
Kose Corp.	4,500	525,129
Kubota Corp.	144,000	2,182,032
Kuraray Co. Ltd.	44,400	415,212
Kurita Water Industries Ltd.	13,900	582,533
Kyocera Corp.	44,100	2,314,701
Kyowa Hakko Kirin Co., Ltd.	31,700	705,369
Kyushu Electric Power Co., Inc.	61,600	358,690
Kyushu Financial Group, Inc.	55,800	201,145
Kyushu Railway Co.	19,300	438,280
LaSalle Logiport REIT	217	257,797
Lasertec Corp.	9,700	1,319,647
Lawson, Inc.	6,000	272,530
Lion Corp.	34,800	379,384
LIXIL Group Corp.	35,200	554,085
M3, Inc.	54,200	1,330,392
Mabuchi Motor Co. Ltd.	7,100	200,378
Makita Corp.	34,900	984,554
Marubeni Corp.	216,400	3,071,408
Marui Group Co. Ltd.	26,600	423,808
Maruichi Steel Tube Ltd.	9,800	221,687
MatsukiyoCocokara & Co.	17,900	958,543
Mazda Motor Corp.	75,100	679,617
McDonald's Holdings Co. (Japan) Ltd.	10,600	441,599
Mebuki Financial Group, Inc.	137,900	353,252
Medipal Holdings Corp.	26,700	407,921
Meiji Holdings Co. Ltd.	35,900	866,257
Mercari, Inc. (a)	13,700	235,595
Minebea Mitsumi, Inc.	50,800	940,747
Misumi Group, Inc.	35,700	900,611
Mitsubishi Chemical Holdings Corp.	177,700	1,042,503
Mitsubishi Corp.	186,100	6,899,820
Mitsubishi Electric Corp.	272,500	3,378,695
Mitsubishi Estate Co. Ltd.	160,300	1,975,586
Mitsubishi Gas Chemical Co., Inc.	25,500	371,241
Mitsubishi Heavy Industries Ltd.	42,600	1,615,403
Mitsubishi Logistics Corp.	9,200	227,969
Mitsubishi Materials Corp.	16,500	270,181
Mitsubishi Motors Corp. of Japan (a)	87,100	334,781
Mitsubishi UFJ Financial Group, Inc.	1,543,500	9,661,592
Mitsubishi UFJ Lease & Finance Co. Ltd.	97,300	505,059
Mitsui & Co. Ltd.	200,900	6,271,839
Mitsui Chemicals, Inc.	24,300	614,814
Mitsui Fudosan Co. Ltd.	120,700	2,397,346
Mitsui Fudosan Logistics Park, Inc.	71	266,788
Mitsui High-Tec, Inc.	2,900	174,888
Mitsui OSK Lines Ltd.	45,500	1,127,973
Miura Co. Ltd.	14,400	383,577
Mizuho Financial Group, Inc.	320,140	4,640,695
MonotaRO Co. Ltd.	30,600	462,944
Mori Hills REIT Investment Corp.	199	224,909
Morinaga & Co. Ltd.	5,600	165,959
MS&AD Insurance Group Holdings, Inc.	56,300	1,847,897
Murata Manufacturing Co. Ltd.	81,200	4,606,977
Nabtesco Corp.	15,100	363,963
Nagase & Co. Ltd.	15,700	247,356
Nagoya Railroad Co. Ltd.	24,700	398,464
Nankai Electric Railway Co. Ltd.	14,100	328,941
NEC Corp.	34,700	1,334,400
Net One Systems Co. Ltd.	10,100	238,142
Nexon Co. Ltd.	56,300	1,271,837
NGK Insulators Ltd.	33,400	419,231
NH Foods Ltd.	13,000	379,379
NHK Spring Co. Ltd.	27,400	203,147
Nichirei Corp.	16,900	346,705
Nidec Corp.	67,100	3,320,248
Nifco, Inc.	11,200	322,117
Nihon Kohden Corp.	10,400	287,753
Nihon M&A Center Holdings, Inc.	36,000	275,178
Nikon Corp.	43,600	450,696
Nintendo Co. Ltd.	147,900	6,252,826
Nippon Accommodations Fund, Inc.	62	301,383
Nippon Building Fund, Inc.	211	884,769
Nippon Express Holdings, Inc.	10,500	616,161
Nippon Kayaku Co. Ltd.	22,000	199,578
Nippon Paint Holdings Co. Ltd.	136,100	1,227,927
Nippon Sanso Holdings Corp.	26,000	469,110
Nippon Shinyaku Co. Ltd.	7,500	342,965
Nippon Shokubai Co. Ltd.	4,300	172,394
Nippon Steel & Sumitomo Metal Corp.	120,000	2,562,891
Nippon Telegraph & Telephone Corp.	149,800	4,570,994
Nippon Yusen KK	64,900	1,534,165
Nishi-Nippon Railroad Co. Ltd.	9,900	181,569
Nissan Chemical Corp.	17,700	786,624
Nissan Motor Co. Ltd.	294,000	1,072,052
Nisshin Seifun Group, Inc.	32,400	392,735
Nissin Food Holdings Co. Ltd.	10,200	983,403
Niterra Co. Ltd.	21,600	452,733
Nitori Holdings Co. Ltd.	11,000	1,400,695
Nitto Denko Corp.	19,000	1,228,316
NOF Corp.	10,100	461,484
Nomura Holdings, Inc.	385,900	1,383,414
Nomura Real Estate Holdings, Inc.	14,400	358,834
Nomura Real Estate Master Fund, Inc.	622	727,806
Nomura Research Institute Ltd.	57,200	1,439,126
NSK Ltd.	66,000	372,631
NTT Data Corp.	81,100	1,101,593
Obayashi Corp.	95,400	795,328
OBIC Co. Ltd.	8,400	1,294,232
Odakyu Electric Railway Co. Ltd.	43,800	611,813
Oji Holdings Corp.	124,500	489,248
Olympus Corp.	162,000	2,836,040
OMRON Corp.	26,100	1,531,004
Ono Pharmaceutical Co. Ltd.	60,400	1,216,160
Open House Group Co. Ltd.	9,000	359,755
Oracle Corp. Japan	4,100	294,252
Oriental Land Co. Ltd.	147,200	5,209,288
ORIX Corp.	149,200	2,538,268
ORIX JREIT, Inc.	347	448,564
Osaka Gas Co. Ltd.	51,800	856,835
Otsuka Corp.	14,400	524,146
Otsuka Holdings Co. Ltd.	70,800	2,408,670
Pan Pacific International Holdings Ltd.	68,300	1,276,317
Panasonic Holdings Corp.	294,400	2,772,890
Park24 Co. Ltd. (a)	15,900	245,768
Penta-Ocean Construction Co. Ltd.	36,300	176,479
PeptiDream, Inc. (a)	11,800	159,429
Persol Holdings Co. Ltd.	24,900	513,423
Pigeon Corp.	15,000	233,574
Rakuten Group, Inc.	116,600	581,595
Recruit Holdings Co. Ltd.	214,400	6,014,693
Relo Group, Inc.	14,400	223,868
Renesas Electronics Corp. (a)	179,000	2,332,808
Rengo Co. Ltd.	31,300	204,132
Resona Holdings, Inc.	300,800	1,499,176
Resonac Holdings Corp.	23,900	378,463
Ricoh Co. Ltd.	76,800	635,883
Rinnai Corp.	15,000	362,553
ROHM Co. Ltd.	10,900	820,641
Rohto Pharmaceutical Co. Ltd.	27,200	564,321
Ryohin Keikaku Co. Ltd.	35,600	374,631
Sankyu, Inc.	7,400	260,996
Sanrio Co. Ltd.	8,500	393,396
Santen Pharmaceutical Co. Ltd.	49,100	413,109
Sanwa Holdings Corp.	28,500	312,165
Sapporo Holdings Ltd.	10,300	287,351
SBI Holdings, Inc. Japan	33,900	662,093
Screen Holdings Co. Ltd.	5,700	463,634
SCSK Corp.	18,600	280,819
Secom Co. Ltd.	27,400	1,754,531
Sega Sammy Holdings, Inc.	20,800	388,784
Seibu Holdings, Inc.	33,400	373,826
Seiko Epson Corp.	40,000	611,750
Seino Holdings Co. Ltd.	22,400	248,685
Sekisui Chemical Co. Ltd.	54,400	774,245
Sekisui House (REIT), Inc.	529	299,858
Sekisui House Ltd.	88,500	1,819,441
Seven & i Holdings Co. Ltd.	101,100	4,581,594
Seven Bank Ltd.	93,400	191,189
SG Holdings Co. Ltd.	61,100	879,218
Sharp Corp.	28,300	201,694
SHIFT, Inc. (a)	1,600	297,860
Shimadzu Corp.	34,700	1,085,304
Shimamura Co. Ltd.	3,000	275,413
SHIMANO, Inc.	10,600	1,639,316
SHIMIZU Corp.	82,700	505,050
Shin-Etsu Chemical Co. Ltd.	255,600	7,293,756
Shinko Electric Industries Co. Ltd.	8,300	246,440
Shionogi & Co. Ltd.	35,700	1,598,094
Ship Healthcare Holdings, Inc.	10,700	188,746
Shiseido Co. Ltd.	50,500	2,531,353
Shizuoka Financial Group	71,300	537,434
SHO-BOND Holdings Co. Ltd.	5,800	247,869
Skylark Holdings Co. Ltd. (a)	27,500	368,975
SMC Corp.	7,700	3,840,335
SoftBank Corp.	348,800	3,927,074
SoftBank Group Corp.	150,300	5,636,614
Sohgo Security Services Co., Ltd.	10,900	304,429
Sojitz Corp.	26,040	548,442
Sompo Holdings, Inc.	44,400	1,852,794
Sony Group Corp.	159,300	14,412,468
Sotetsu Holdings, Inc.	12,500	238,009
Square Enix Holdings Co. Ltd.	11,100	546,221
Stanley Electric Co. Ltd.	18,900	426,344
Subaru Corp.	79,000	1,289,424
Sugi Holdings Co. Ltd.	4,500	190,912
Sumco Corp.	44,000	605,953
Sumitomo Chemical Co. Ltd.	205,900	695,782
Sumitomo Corp.	159,300	2,855,112
Sumitomo Electric Industries Ltd.	102,500	1,308,132
Sumitomo Forestry Co. Ltd.	24,200	522,822
Sumitomo Heavy Industries Ltd.	15,500	374,511
Sumitomo Metal Mining Co. Ltd.	34,300	1,265,969
Sumitomo Mitsui Financial Group, Inc.	173,600	7,095,664
Sumitomo Mitsui Trust Holdings, Inc.	46,600	1,679,824
Sumitomo Realty & Development Co. Ltd.	60,600	1,414,964
Sumitomo Rubber Industries Ltd.	23,200	212,789
Sundrug Co. Ltd.	8,100	223,257
Suntory Beverage & Food Ltd.	16,400	617,385
Suzuken Co. Ltd.	9,600	273,223
Suzuki Motor Corp.	62,700	2,186,254
Sysmex Corp.	21,700	1,395,814
T&D Holdings, Inc.	75,800	928,273
Taiheiyo Cement Corp.	14,800	265,381
Taisei Corp.	24,900	846,872
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	315,257
Taiyo Yuden Co. Ltd.	16,700	511,331
Takara Holdings, Inc.	24,300	191,489
Takashimaya Co. Ltd.	21,500	317,605
Takeda Pharmaceutical Co. Ltd.	199,684	6,621,355
TDK Corp.	49,100	1,688,005
TechnoPro Holdings, Inc.	13,100	357,416
Teijin Ltd.	25,500	284,808
Terumo Corp.	94,700	2,835,867
The Hachijuni Bank Ltd.	62,800	281,351
THK Co. Ltd.	15,200	341,011
TIS, Inc.	28,600	785,348
Tobu Railway Co. Ltd.	26,300	671,328
Toho Co. Ltd.	16,100	639,597
Toho Gas Co. Ltd.	12,100	226,396
Tohoku Electric Power Co., Inc.	61,400	315,690
Tokai Carbon Co. Ltd.	28,700	260,817
Tokio Marine Holdings, Inc.	257,300	5,173,540
Tokyo Century Corp.	5,600	192,652
Tokyo Electric Power Co., Inc. (a)	97,300	348,861
Tokyo Electron Ltd.	59,600	6,824,528
Tokyo Gas Co. Ltd.	52,100	1,067,166
Tokyo Ohka Kogyo Co. Ltd.	4,900	255,796
Tokyo Tatemono Co. Ltd.	26,000	329,290
Tokyu Corp.	81,100	1,144,810
Tokyu Fudosan Holdings Corp.	74,400	377,565
Toppan, Inc.	43,300	920,504
Toray Industries, Inc.	205,900	1,166,897
Toshiba Corp.	54,700	1,762,422
Tosoh Corp.	39,900	533,076
Toto Ltd.	20,500	701,136
Toyo Seikan Group Holdings Ltd.	18,900	266,980
Toyo Suisan Kaisha Ltd.	12,800	571,481
Toyo Tire Corp.	13,800	164,413
Toyota Industries Corp.	26,200	1,522,689
Toyota Motor Corp.	1,585,900	21,774,464
Toyota Tsusho Corp.	30,400	1,263,646
Trend Micro, Inc.	17,400	850,225
Tsumura & Co.	9,300	188,710
Tsuruha Holdings, Inc.	5,100	334,028
Ube Corp.	11,100	176,084
Ulvac, Inc.	5,700	226,281
Unicharm Corp.	56,100	2,264,754
United Urban Investment Corp.	379	420,811
Ushio, Inc.	16,300	202,765
USS Co. Ltd.	26,200	440,265
Welcia Holdings Co. Ltd.	12,700	265,901
West Japan Railway Co.	30,900	1,339,260
Yakult Honsha Co. Ltd.	20,400	1,534,365
Yamada Holdings Co. Ltd.	87,900	306,308
Yamaguchi Financial Group, Inc.	30,300	186,307
Yamaha Corp.	21,600	851,248
Yamaha Motor Co. Ltd.	44,800	1,161,720
Yamato Holdings Co. Ltd.	41,600	714,588
Yamazaki Baking Co. Ltd.	21,400	286,742
Yaskawa Electric Corp.	33,600	1,368,382
Yokogawa Electric Corp.	31,100	505,089
Yokohama Rubber Co. Ltd.	16,700	363,068
Z Holdings Corp.	335,000	917,646
Zenkoku Hosho Co. Ltd.	6,700	246,253
Zensho Holdings Co. Ltd.	11,100	352,679
Zeon Corp.	22,400	231,120
ZOZO, Inc.	14,100	296,725
TOTAL JAPAN		511,381,037
Jordan - 0.0%
Hikma Pharmaceuticals PLC	22,249	514,770
Korea (South) - 3.4%
Advanced Nano Products Co. Ltd.	1,013	113,608
AfreecaTV Co. Ltd.	925	53,944
Alteogen, Inc.	4,510	147,733
AMOREPACIFIC Corp.	3,755	347,556
AMOREPACIFIC Group, Inc.	3,556	97,533
BGF Retail Co. Ltd.	1,057	147,524
Bioneer Corp. (a)	2,875	125,553
BNK Financial Group, Inc.	37,089	184,588
Celltrion Healthcare Co. Ltd.	13,649	711,753
Celltrion Pharm, Inc.	2,177	133,501
Celltrion, Inc.	13,623	1,642,079
Cheil Worldwide, Inc.	9,535	131,999
Chunbo Co. Ltd.	655	95,443
CJ CheilJedang Corp.	989	229,112
CJ Corp.	2,025	138,708
CJ ENM Co. Ltd.	1,525	91,089
CJ Logistics Corp.	1,224	70,725
Cosmax, Inc.	979	56,676
Cosmo AM&T Co. Ltd. (a)	2,880	378,057
Cosmochemical Co. Ltd.	3,256	142,683
Coupang, Inc. Class A (a)	129,122	2,164,085
Coway Co. Ltd.	7,069	259,651
CS Wind Corp.	3,609	204,401
Daeduck Electronics Co. Ltd.	4,174	67,705
Daejoo Electronic Materials Co. Ltd.	1,573	116,306
Daewoo Engineering & Construction Co. Ltd. (a)	31,772	100,509
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	4,730	95,726
DB HiTek Co. Ltd.	5,044	229,744
Db Insurance Co. Ltd.	5,983	376,250
Delivery Hero AG (a)(c)	24,037	956,953
DGB Financial Group Co. Ltd.	23,590	121,020
DL E&C Co. Ltd.	4,223	111,626
Dongjin Semichem Co. Ltd.	4,032	89,402
Dongkuk Steel Mill Co. Ltd.	7,689	68,944
Doosan Bobcat, Inc.	6,706	257,388
Doosan Co. Ltd.	1,402	98,081
Doosan Fuel Cell Co. Ltd. (a)	4,950	111,238
Doosan Heavy Industries & Construction Co. Ltd. (a)	51,578	646,527
Douzone Bizon Co. Ltd.	3,311	75,642
E-Mart, Inc.	2,429	177,721
Ecopro BM Co. Ltd.	6,728	1,351,582
Ecopro Co. Ltd.	2,364	1,298,881
EO Technics Co. Ltd.	1,095	71,715
F&F Co. Ltd.	2,125	224,935
Fila Holdings Corp.	5,651	155,275
Foosung Co. Ltd.	6,152	62,414
Green Cross Corp.	736	68,223
GS Engineering & Construction Corp.	9,228	149,809
GS Holdings Corp.	11,248	334,328
GS Retail Co. Ltd.	5,350	106,611
Hana Financial Group, Inc.	37,092	1,166,028
Hana Tour Service, Inc. (a)	1,756	72,578
HanAll BioPharma Co. Ltd. (a)	4,391	67,564
Hanjin Kal Corp.	2,444	72,391
Hankook Tire Co. Ltd.	9,248	238,942
Hanmi Pharm Co. Ltd.	778	188,245
Hanmi Science Co. Ltd.	3,953	129,858
Hanmi Semiconductor Co. Ltd.	6,639	102,800
Hanon Systems	20,525	141,148
Hansol Chemical Co. Ltd.	1,281	213,604
Hanwha Aerospace Co. Ltd.	4,125	317,550
Hanwha Corp.	6,192	125,803
Hanwha Life Insurance Co. Ltd. (a)	28,247	52,505
Hanwha Solutions Corp. (a)	13,979	503,205
Hanwha Systems Co. Ltd.	9,598	101,798
HD Hyundai Co. Ltd.	5,626	249,575
HD Hyundai Heavy Industries Co. Ltd. (a)	2,345	193,009
Hd Hyundai Infracore Co. Ltd.	13,373	98,983
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,554	353,398
Hite Jinro Co. Ltd.	4,195	69,970
HL Mando Co. Ltd.	4,182	145,344
HLB Life Science Co. Ltd.	423	3,407
HLB, Inc.	14,481	385,003
HMM Co. Ltd.	45,576	698,377
Hotel Shilla Co.	4,099	250,527
HUGEL, Inc. (a)	785	66,840
HYBE Co. Ltd. (a)	2,241	453,349
Hyosung Advanced Materials Co.	303	88,413
Hyosung TNC Co. Ltd.	344	97,290
Hyundai Bioscience Co. Ltd. (a)	4,540	68,982
Hyundai Department Store Co. Ltd.	1,691	65,501
Hyundai Elevator Co. Ltd.	3,570	89,657
Hyundai Engineering & Construction Co. Ltd.	9,603	295,579
Hyundai Fire & Marine Insurance Co. Ltd.	6,711	188,613
Hyundai Glovis Co. Ltd.	2,794	342,877
Hyundai Mipo Dockyard Co. Ltd. (a)	2,787	153,473
Hyundai Mobis	8,342	1,359,119
Hyundai Motor Co. Ltd.	17,541	2,599,366
Hyundai Rotem Co. Ltd. (a)	8,691	214,411
Hyundai Steel Co.	11,266	308,164
Hyundai Wia Corp.	2,121	89,214
Industrial Bank of Korea	34,013	256,246
JB Financial Group Co. Ltd.	12,995	81,342
JYP Entertainment Corp.	3,286	222,379
Kakao Corp.	39,649	1,736,900
Kakao Games Corp. (a)	6,188	188,105
Kakao Pay Corp. (a)	3,126	128,512
KakaoBank Corp.	39,447	653,325
Kangwon Land, Inc.	14,150	200,520
KB Financial Group, Inc.	48,606	1,804,786
KCC Corp.	541	90,214
KEPCO E&C	1,496	78,873
KEPCO Plant Service & Engineering Co. Ltd.	3,214	86,007
Kia Corp.	34,007	2,154,630
Kiwoom Securities Co. Ltd.	1,898	133,438
Koh Young Technology, Inc.	5,425	53,942
Kolon Industries, Inc.	1,827	58,657
Korea Aerospace Industries Ltd.	8,794	361,364
Korea Electric Power Corp. (a)	32,743	457,320
Korea Gas Corp.	2,871	57,624
Korea Investment Holdings Co. Ltd.	4,968	205,403
Korea Petro Chemical Industries Co. Ltd.	536	58,369
Korea Zinc Co. Ltd.	1,640	630,597
Korean Air Lines Co. Ltd.	25,116	431,002
Korean Reinsurance Co.	13,195	74,706
KRAFTON, Inc. (a)	4,553	657,966
KT&G Corp.	13,740	880,828
Kum Yang Co. Ltd. (a)	4,561	229,257
Kumho Petro Chemical Co. Ltd.	2,195	224,546
L&F Co. Ltd.	2,968	592,684
Leeno Industrial, Inc.	1,102	110,720
LegoChem Biosciences, Inc. (a)	2,651	76,135
LG Chemical Ltd.	5,933	3,296,989
LG Corp.	16,490	1,079,724
LG Display Co. Ltd.	27,880	310,924
LG Electronics, Inc.	12,682	1,041,832
LG Energy Solution (a)	5,317	2,318,256
LG H & H Co. Ltd.	1,096	511,976
LG Innotek Co. Ltd.	1,774	353,221
LG Uplus Corp.	27,331	225,525
Lotte Chemical Corp.	2,502	315,469
Lotte Confectionery Co. Ltd.	4,679	98,193
Lotte Energy Materials Corp.	2,500	113,147
Lotte Fine Chemical Co. Ltd.	1,855	85,227
Lotte Shopping Co. Ltd.	1,410	84,335
LS Corp.	3,609	242,507
LS Electric Co. Ltd.	2,064	97,842
LX International Corp.	3,292	72,217
Lx Semicon Co. Ltd.	1,275	100,844
Medytox, Inc.	520	92,097
Meritz Financial Holdings Co.	13,944	480,163
Mirae Asset Securities Co. Ltd.	29,893	155,383
Naturecell Co. Ltd. (a)	6,871	54,318
NAVER Corp.	18,948	2,746,186
NCSOFT Corp.	1,986	562,206
Netmarble Corp. (c)	3,202	155,974
NH Investment & Securities Co. Ltd.	18,838	131,944
NongShim Co. Ltd.	539	159,756
Oci Co. Ltd. (d)	2,576	230,669
Orion Corp./Republic of Korea	2,986	323,858
Pan Ocean Co., Ltd. (Korea)	32,842	134,082
Paradise Co. Ltd. (a)	7,399	85,231
Pearl Abyss Corp. (a)	4,446	144,044
People & Technology, Inc.	2,248	91,117
POSCO	9,317	2,637,799
POSCO Chemtech Co. Ltd.	3,893	980,325
Posco International Corp.	5,545	111,526
S-Oil Corp.	5,295	296,679
S.M. Entertainment Co. Ltd.	1,590	128,168
S1 Corp.	1,857	81,134
Sam Chun Dang Pharm Co. Ltd. (a)	1,826	103,069
Samsung Biologics Co. Ltd. (a)(c)	2,532	1,481,448
Samsung C&T Corp.	11,222	921,963
Samsung Card Co. Ltd.	2,798	62,357
Samsung Electro-Mechanics Co. Ltd.	7,208	779,819
Samsung Electronics Co. Ltd.	647,022	31,848,744
Samsung Engineering Co. Ltd. (a)	17,056	372,430
Samsung Fire & Marine Insurance Co. Ltd.	4,099	689,832
Samsung Heavy Industries Co. Ltd. (a)	95,669	407,693
Samsung Life Insurance Co. Ltd.	11,783	584,385
Samsung SDI Co. Ltd.	6,949	3,607,766
Samsung SDS Co. Ltd.	5,560	489,077
Samsung Securities Co. Ltd.	7,855	199,476
SD Biosensor, Inc.	5,624	87,742
Seegene, Inc.	5,148	93,853
Shinhan Financial Group Co. Ltd.	64,784	1,696,744
Shinsegae Co. Ltd.	915	141,317
SK Biopharmaceuticals Co. Ltd. (a)	3,478	179,923
SK Bioscience Co. Ltd. (a)	3,218	170,129
SK Chemicals Co. Ltd.	1,309	69,945
SK Hynix, Inc.	68,161	4,587,927
SK IE Technology Co. Ltd. (a)(c)	3,387	196,996
SK Innovation Co., Ltd.	6,614	861,145
SK Square Co. Ltd. (a)	12,988	414,082
SK, Inc.	4,846	591,203
SKC Co. Ltd.	2,474	184,851
SOLUM Co. Ltd. (a)	4,821	88,330
Solus Advanced Materials Co. Lt	1,728	52,390
Soulbrain Co. Ltd.	578	95,145
Ssangyong Cement Industrial Co. Ltd.	17,076	74,799
ST Pharm Co. Ltd.	1,103	65,382
Studio Dragon Corp. (a)	1,551	77,005
Taihan Electric Wire Co. Ltd. (a)	88,814	99,046
WeMade Entertainment Co. Ltd.	2,139	89,677
WONIK IPS Co. Ltd.	4,458	102,136
Woori Financial Group, Inc.	81,331	715,610
Youngone Corp.	2,607	86,317
Yuhan Corp.	6,483	279,655
TOTAL KOREA (SOUTH)		113,371,708
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	193,037	388,027
Boubyan Bank KSC	158,640	348,910
Burgan Bank SAK	7,807	5,503
Gulf Bank	258,651	237,171
Kuwait Finance House KSCP	1,090,925	2,648,550
Mabanee Co. SAKC	76,951	190,839
Mobile Telecommunication Co.	270,406	502,075
National Bank of Kuwait	1,002,057	3,279,697
National Industries Group Holding SAK	270,492	190,655
TOTAL KUWAIT		7,791,427
Luxembourg - 0.1%
Aperam SA	5,806	214,641
ArcelorMittal SA (Netherlands)	72,738	2,060,657
Eurofins Scientific SA	16,159	1,126,382
RTL Group SA	4,681	219,112
SES SA (France) (depositary receipt)	46,717	289,046
TOTAL LUXEMBOURG		3,909,838
Macau - 0.1%
Galaxy Entertainment Group Ltd.	256,000	1,822,028
Sands China Ltd. (a)	309,600	1,108,808
TOTAL MACAU		2,930,836
Malaysia - 0.4%
AMMB Holdings Bhd	254,800	206,637
Axiata Group Bhd	589,328	395,975
CelcomDigi Bhd	430,800	425,469
CIMB Group Holdings Bhd	909,496	1,033,298
Dialog Group Bhd	511,400	263,287
Gamuda Bhd	299,392	278,886
Genting Bhd	267,800	282,857
Genting Malaysia Bhd	385,300	234,668
Hong Leong Bank Bhd	95,700	432,500
IHH Healthcare Bhd	405,200	521,438
Inari Amertron Bhd	294,400	152,838
IOI Corp. Bhd	380,500	326,830
Kuala Lumpur Kepong Bhd	70,920	342,549
Malayan Banking Bhd	905,595	1,759,825
Malaysia Airports Holdings Bhd	122,700	194,197
Maxis Bhd	285,400	281,937
MISC Bhd	169,700	278,102
MR DIY Group M Sdn Bhd (c)	353,300	125,444
Nestle (Malaysia) Bhd	7,800	238,368
Petronas Chemicals Group Bhd	360,400	573,522
Petronas Dagangan Bhd	42,800	217,494
Petronas Gas Bhd	94,400	357,807
PPB Group Bhd	89,900	327,766
Press Metal Aluminium Holdings	467,500	541,729
Public Bank Bhd	1,922,700	1,678,997
QL Resources Bhd	154,700	196,022
RHB Bank Bhd	484,210	595,611
Sime Darby Bhd	378,000	184,185
Sime Darby Plantation Bhd	424,167	408,254
Telekom Malaysia Bhd	224,630	250,267
Tenaga Nasional Bhd	356,000	711,052
Top Glove Corp. Bhd (a)	635,100	140,055
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	172
TOTAL MALAYSIA		13,958,038
Malta - 0.0%
Kindred Group PLC (depository receipt)	28,542	350,128
Mexico - 0.7%
Alfa SA de CV Series A	402,300	255,304
America Movil S.A.B. de CV Series L	2,491,100	2,686,528
Arca Continental S.A.B. de CV	59,500	566,225
Banco del Bajio SA (c)	93,500	307,602
Borr Drilling Ltd. (a)	24,646	170,211
CEMEX S.A.B. de CV unit (a)	1,897,400	1,139,738
Coca-Cola FEMSA S.A.B. de CV unit	64,050	528,766
Fibra Uno Administracion SA de CV	357,600	494,051
Fomento Economico Mexicano S.A.B. de CV unit	232,800	2,264,878
Gruma S.A.B. de CV Series B	22,140	346,554
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,500	809,533
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	23,815	683,541
Grupo Aeroportuario Norte S.A.B. de CV	34,600	380,341
Grupo Bimbo S.A.B. de CV Series A	171,500	918,571
Grupo Carso SA de CV Series A1	62,600	353,362
Grupo Elektra SA de CV	7,170	459,571
Grupo Financiero Banorte S.A.B. de CV Series O	312,800	2,704,978
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	247,700	602,873
Grupo Mexico SA de CV Series B	397,100	1,952,647
Grupo Televisa SA de CV	310,600	315,100
Industrias Penoles SA de CV (a)	24,290	373,263
Kimberly-Clark de Mexico SA de CV Series A	173,500	393,522
Orbia Advance Corp. S.A.B. de CV	123,300	284,051
Promotora y Operadora de Infraestructura S.A.B. de CV	24,525	255,092
Ternium SA sponsored ADR	6,535	283,292
Wal-Mart de Mexico SA de CV Series V	644,400	2,598,101
TOTAL MEXICO		22,127,695
Netherlands - 3.1%
Adyen BV (a)(c)	3,916	6,292,431
Akzo Nobel NV	22,238	1,841,234
Argenx SE (a)	6,995	2,698,309
ASM International NV (Netherlands)	5,843	2,112,118
ASML Holding NV (Netherlands)	50,893	32,161,305
Euronext NV (c)	12,523	994,915
EXOR NV	14,430	1,184,263
Heineken Holding NV	13,752	1,317,582
Heineken NV (Bearer)	29,702	3,405,414
IMCD NV	7,228	1,084,769
ING Groep NV (Certificaten Van Aandelen)	470,693	5,808,954
Koninklijke Ahold Delhaize NV	125,303	4,310,588
Koninklijke KPN NV	405,870	1,480,161
Koninklijke Philips Electronics NV	112,099	2,366,636
NN Group NV	37,705	1,403,047
Randstad NV	16,073	871,727
Shell PLC (London)	897,874	27,590,027
Universal Music Group NV	95,662	2,088,171
Wolters Kluwer NV	32,594	4,315,227
TOTAL NETHERLANDS		103,326,878
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	152,612	835,605
Chorus Ltd.	55,328	295,838
Contact Energy Ltd.	96,779	469,382
Fisher & Paykel Healthcare Corp.	73,202	1,255,628
Fletcher Building Ltd.	97,165	270,927
Infratil Ltd.	91,367	540,271
Mainfreight Ltd.	10,979	487,610
Mercury Nz Ltd.	82,533	324,183
Meridian Energy Ltd.	149,261	505,501
Spark New Zealand Ltd.	239,896	777,300
The a2 Milk Co. Ltd. (a)	90,356	330,014
Xero Ltd. (a)	17,829	1,112,989
TOTAL NEW ZEALAND		7,205,248
Norway - 0.5%
Aker ASA (A Shares)	2,908	177,366
Aker BP ASA	39,214	936,466
AutoStore Holdings Ltd. (a)(c)	119,593	256,197
DNB Bank ASA	113,530	1,994,249
Entra ASA (c)	14,988	152,172
Equinor ASA	132,178	3,805,541
Europris ASA (c)	19,987	143,005
Frontline PLC	16,708	259,375
Gjensidige Forsikring ASA	23,214	403,635
Kongsberg Gruppen ASA	11,253	504,519
Leroy Seafood Group ASA	37,516	197,313
Mowi ASA	58,509	1,115,053
Nordic VLSI ASA (a)	22,241	240,315
Norsk Hydro ASA	170,757	1,256,612
Orkla ASA	97,906	703,722
Salmar ASA	8,484	376,154
Schibsted ASA:
(A Shares)	8,552	151,507
(B Shares)	13,570	219,778
Sparebank 1 Sr Bank ASA (primary capital certificate)	23,883	279,459
Sparebanken Midt-Norge	17,252	223,075
Storebrand ASA (A Shares)	63,319	487,442
Telenor ASA	80,504	1,004,312
TGS ASA	15,898	248,829
Tomra Systems ASA	28,470	435,450
TOTAL NORWAY		15,571,546
Pakistan - 0.0%
Pakistan Petroleum Ltd.	127,006	29,801
TRG Pakistan Ltd. (a)	46,000	17,756
TOTAL PAKISTAN		47,557
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	28,982	204,903
Credicorp Ltd. (United States)	8,648	1,171,631
TOTAL PERU		1,376,534
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	273,430	270,272
ACEN Corp.	971,170	105,543
Ayala Corp.	31,300	361,910
Ayala Land, Inc.	744,400	359,153
Bank of the Philippine Islands (BPI)	246,391	478,432
BDO Unibank, Inc.	263,910	686,716
Globe Telecom, Inc.	4,158	127,722
International Container Terminal Services, Inc.	102,760	402,302
JG Summit Holdings, Inc.	378,845	347,179
Jollibee Food Corp.	55,130	223,811
Manila Electric Co.	34,630	212,049
Metropolitan Bank & Trust Co.	220,914	233,618
Monde Nissin Corp. (c)	879,200	148,397
PLDT, Inc.	11,420	248,082
SM Investments Corp.	61,710	998,262
SM Prime Holdings, Inc.	1,439,800	882,935
Universal Robina Corp.	105,690	280,776
TOTAL PHILIPPINES		6,367,159
Poland - 0.2%
Allegro.eu SA (a)(c)	53,018	416,733
Bank Polska Kasa Opieki SA	22,206	512,081
CD Projekt RED SA	8,680	236,286
Dino Polska SA (a)(c)	6,021	612,501
Grupa Kety SA	1,236	168,379
InPost SA (a)	26,435	282,840
KGHM Polska Miedz SA (Bearer)	17,048	489,064
Kruk SA	2,263	204,002
LPP SA	131	377,694
Orange Polska SA	82,276	143,278
PGE Polska Grupa Energetyczna SA (a)	98,991	163,586
Polski Koncern Naftowy Orlen SA	66,790	1,017,713
Powszechna Kasa Oszczednosci Bank SA	107,980	832,012
Powszechny Zaklad Ubezpieczen SA	71,240	655,557
Santander Bank Polska SA	4,109	333,885
TOTAL POLAND		6,445,611
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	1,039,738	266,945
Energias de Portugal SA	373,464	2,057,600
Galp Energia SGPS SA Class B	56,775	687,538
Jeronimo Martins SGPS SA	35,405	893,392
NOS SGPS	28,646	125,881
REN - Redes Energeticas Nacionais SGPS SA	45,779	132,920
TOTAL PORTUGAL		4,164,276
Qatar - 0.2%
Barwa Real Estate Co. (a)	279,620	192,047
Industries Qatar QSC (a)	251,832	882,796
Masraf al Rayan	782,600	548,250
Mesaieed Petrochemical Holding Co. (a)	529,234	287,880
Qatar Electricity & Water Co. (a)	69,678	321,017
Qatar Fuel Co. (a)	81,753	371,482
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	337,132	366,770
Qatar International Islamic Bank QSC (a)	153,574	417,266
Qatar Islamic Bank	206,214	1,014,074
Qatar National Bank SAQ (a)	560,812	2,366,503
The Commercial Bank of Qatar (a)	416,487	670,727
TOTAL QATAR		7,438,812
Romania - 0.0%
NEPI Rockcastle PLC	60,404	365,016
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	280,800	54,352
Gazprom OAO (d)	1,373,390	167,205
LUKOIL PJSC (d)	41,065	14,788
Magnit OJSC (a)(d)	8,984	215
MMC Norilsk Nickel PJSC (d)	6,814	52,725
Mobile TeleSystems OJSC sponsored ADR (a)(d)	50,085	49,884
Novatek PJSC (d)	110,726	3,598
Polyus PJSC (a)(d)	3,653	9,995
Sberbank of Russia (d)	1,236,820	8,848
Severstal PAO (a)(d)	21,400	556
Surgutneftegas OJSC (d)	1,002,400	14,271
Tatneft PAO (d)	175,192	25,352
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	25,426
Yandex NV Series A (a)(d)	37,320	283,632
TOTAL RUSSIA		710,847
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	5,262	200,620
ACWA Power Co.	16,676	696,260
Advanced Polypropylene Co.	17,298	219,528
Al Rajhi Bank	248,181	5,081,798
Alinma Bank	123,093	1,038,711
Almarai Co. Ltd.	30,369	476,907
Arabian Internet and Communications Services Co. Ltd.	2,977	221,447
Bank Al-Jazira	55,380	286,741
Bank Albilad	62,587	689,997
Banque Saudi Fransi	73,909	760,628
Dar Al Arkan Real Estate Development Co. (a)	64,624	277,056
Dr Sulaiman Al Habib Medical Services Group Co.	10,501	803,527
Elm Co.	3,333	393,665
Emaar The Economic City (a)	77,086	198,948
Etihad Etisalat Co.	47,529	582,914
Jarir Marketing Co.	7,702	335,128
Mobile Telecommunications Co. Saudi Arabia (a)	53,784	214,522
Mouwasat Medical Services Co.	5,688	374,276
Nahdi Medical Co.	4,916	234,875
National Industrialization Co. (a)	42,531	154,671
Riyad Bank	185,729	1,485,555
Sabic Agriculture-Nutrients Co.	29,040	1,034,405
Sahara International Petrochemical Co.	45,946	474,074
Saudi Arabian Mining Co.	102,103	1,889,234
Saudi Basic Industries Corp.	114,248	2,811,499
Saudi Cement Co.	8,721	130,674
Saudi Electricity Co.	97,090	626,437
Saudi Industrial Investment Group	47,905	325,055
Saudi Investment Bank/The	64,193	280,343
Saudi Kayan Petrochemical Co. (a)	94,153	317,801
Saudi Research & Marketing Group (a)	4,260	239,424
Saudi Tadawul Group Holding Co.	6,174	275,227
Saudi Telecom Co.	228,215	2,738,069
The Co. for Cooperative Insurance (a)	7,288	200,140
The Saudi British Bank	45,680	440,273
The Saudi National Bank	277,828	3,622,201
The Savola Group	32,260	273,944
Yanbu National Petrochemical Co.	33,570	400,080
TOTAL SAUDI ARABIA		30,806,654
Singapore - 1.1%
CapitaLand Ascendas REIT	437,897	942,322
Capitaland Ascott Trust unit (e)	17,512	14,218
CapitaLand Investment Ltd.	307,173	859,846
CapitaMall Trust	628,938	960,350
City Developments Ltd.	64,500	337,418
ComfortDelgro Corp. Ltd.	264,900	237,131
DBS Group Holdings Ltd.	231,557	5,721,765
Frasers Logistics & Industrial Trust	366,900	372,382
Genting Singapore Ltd.	710,600	604,526
Grab Holdings Ltd. (a)(b)	240,523	699,922
Jardine Cycle & Carriage Ltd.	12,500	318,359
Keppel Corp. Ltd.	172,600	801,448
Keppel DC (REIT)	164,500	265,974
Mapletree Industrial (REIT)	254,554	455,045
Mapletree Logistics Trust (REIT)	411,892	539,030
Mapletree Pan Asia Commercial Trust	293,018	388,146
NetLink NBN Trust	366,700	240,723
Oversea-Chinese Banking Corp. Ltd.	512,722	4,850,807
SATS Ltd. (a)	119,523	228,323
Sea Ltd. ADR (a)	45,716	3,482,188
Seatrium Ltd. (a)	5,251,676	489,788
Sembcorp Industries Ltd.	113,900	366,490
Singapore Airlines Ltd.	165,050	725,937
Singapore Exchange Ltd.	101,800	732,617
Singapore Technologies Engineering Ltd.	194,000	528,131
Singapore Telecommunications Ltd.	909,500	1,742,923
STMicroelectronics NV (Italy)	82,792	3,539,029
Suntec (REIT)	286,500	290,421
United Overseas Bank Ltd.	195,500	4,152,021
UOL Group Ltd.	58,600	305,709
Venture Corp. Ltd.	33,400	426,710
TOTAL SINGAPORE		35,619,699
South Africa - 1.0%
Absa Group Ltd.	107,117	1,040,222
Anglo American Platinum Ltd.	7,354	435,483
Anglo American PLC (United Kingdom)	169,056	5,209,322
Aspen Pharmacare Holdings Ltd.	50,382	503,476
Bid Corp. Ltd.	42,200	960,386
Bidvest Group Ltd./The	42,770	585,815
Capitec Bank Holdings Ltd.	12,349	1,075,323
Clicks Group Ltd.	30,563	446,670
Discovery Ltd. (a)	61,024	479,618
Exxaro Resources Ltd.	30,371	318,478
FirstRand Ltd.	710,738	2,500,648
Foschini Group Ltd./The	44,590	230,769
Gold Fields Ltd.	112,261	1,749,400
Growthpoint Properties Ltd.	455,584	317,047
Harmony Gold Mining Co. Ltd.	71,669	335,730
Impala Platinum Holdings Ltd.	107,746	1,048,994
Life Healthcare Group Holdings Ltd.	182,235	206,618
Mr Price Group Ltd.	31,073	255,515
MTN Group Ltd.	111,956	785,360
MultiChoice Group Ltd.	57,615	360,604
Naspers Ltd. Class N	27,460	4,895,588
Nedbank Group Ltd.	60,391	696,762
Northam Platinum Holdings Ltd. (a)	36,149	353,813
Old Mutual Ltd.	585,250	371,770
OUTsurance Group Ltd.	105,041	199,832
Remgro Ltd.	64,549	494,126
Sanlam Ltd.	229,604	708,299
Sappi Ltd.	68,849	156,460
Sasol Ltd.	73,049	951,251
Shoprite Holdings Ltd.	60,706	739,888
Sibanye-Stillwater Ltd.	350,708	775,357
Spar Group Ltd./The	23,310	178,911
Standard Bank Group Ltd.	171,461	1,605,552
Thungela Resources Ltd.	17,378	162,679
Tiger Brands Ltd.	19,823	214,772
Vodacom Group Ltd.	104,571	715,890
Woolworths Holdings Ltd.	129,384	460,103
TOTAL SOUTH AFRICA		32,526,531
Spain - 1.6%
Acciona SA	3,104	574,610
ACS Actividades de Construccion y Servicios SA	28,261	971,593
Aena SME SA (c)	9,458	1,593,489
Amadeus IT Holding SA Class A (a)	56,991	4,005,614
Banco Bilbao Vizcaya Argentaria SA	760,220	5,565,562
Banco de Sabadell SA	720,339	749,927
Banco Santander SA (Spain)	2,122,367	7,452,064
Bankinter SA	80,580	476,098
CaixaBank SA	512,449	1,896,885
Cellnex Telecom SA (c)	75,052	3,159,989
EDP Renovaveis SA	26,095	579,682
Enagas SA	31,286	625,876
Endesa SA	39,682	890,690
Ferrovial SA	62,560	1,959,818
Grifols SA (a)	28,312	290,756
Grifols SA ADR (a)	14,415	107,536
Iberdrola SA	736,651	9,545,598
Industria de Diseno Textil SA	141,669	4,864,234
Merlin Properties Socimi SA	41,108	362,828
Naturgy Energy Group SA	22,820	711,614
Red Electrica Corporacion SA	54,702	994,858
Repsol SA	168,736	2,481,238
Telefonica SA	736,120	3,343,596
TOTAL SPAIN		53,204,155
Sweden - 2.2%
AAK AB	23,185	466,637
AddTech AB (B Shares)	32,038	640,444
AFRY AB (B Shares)	11,041	207,253
Alfa Laval AB	36,747	1,345,532
ASSA ABLOY AB (B Shares)	126,313	3,004,153
Atlas Copco AB:
(A Shares)	321,022	4,636,092
(B Shares)	198,552	2,542,150
Avanza Bank Holding AB (b)	15,457	328,130
Axfood AB	13,568	336,321
Beijer Ref AB (B Shares)	42,008	685,725
Billerud AB	27,137	260,281
Boliden AB	34,978	1,249,038
Bravida Holding AB (c)	24,441	296,723
Castellum AB (b)	36,094	437,490
Dometic Group AB (c)	38,483	274,990
Electrolux AB (B Shares)	27,606	416,040
Elekta AB (B Shares)	45,067	378,201
Embracer Group AB (a)	104,904	546,357
Epiroc AB:
(A Shares)	77,665	1,555,869
(B Shares)	51,351	881,801
EQT AB	41,602	891,670
Ericsson (B Shares)	387,072	2,131,101
Essity AB (B Shares)	76,143	2,306,925
Evolution AB (c)	24,181	3,219,559
Fabege AB	32,794	262,543
Fastighets AB Balder (a)	79,569	369,251
Fortnox AB	61,523	423,070
Getinge AB (B Shares)	28,021	710,153
H&M Hennes & Mauritz AB (B Shares)	90,902	1,332,695
Hexagon AB (B Shares)	269,128	3,081,438
HEXPOL AB (B Shares)	32,145	378,341
Holmen AB (B Shares)	11,507	434,582
Hufvudstaden AB (A Shares)	15,232	217,005
Husqvarna AB (B Shares)	54,760	471,505
Industrivarden AB:
(A Shares)	22,135	631,994
(C Shares)	22,065	628,919
Indutrade AB	33,964	813,741
Investment AB Latour (B Shares)	16,608	358,718
Investor AB:
(A Shares)	70,738	1,547,882
(B Shares)	230,778	4,946,344
Kinnevik AB (B Shares) (a)	30,675	502,074
L E Lundbergforetagen AB	7,765	371,704
Lagercrantz Group AB (B Shares)	25,301	325,174
Lifco AB	27,262	620,736
Loomis AB (B Shares)	9,917	317,188
Nibe Industrier AB (B Shares)	193,035	2,155,280
Nordnet AB	19,444	304,883
Saab AB (B Shares)	10,501	589,405
Sagax AB	23,683	579,659
Sandvik AB	138,048	2,806,716
Securitas AB (B Shares)	66,368	594,106
Sinch AB (a)(b)(c)	82,939	218,770
Skandinaviska Enskilda Banken AB (A Shares)	215,942	2,453,157
Skanska AB (B Shares)	50,548	825,129
SKF AB (B Shares)	47,042	850,009
SSAB AB (B Shares)	81,343	548,259
Svenska Cellulosa AB SCA (B Shares)	75,975	1,040,530
Svenska Handelsbanken AB (A Shares)	195,599	1,729,053
Sweco AB (B Shares)	25,140	336,342
Swedbank AB (A Shares)	116,461	2,021,449
Swedish Orphan Biovitrum AB (a)	25,619	623,047
Tele2 AB (B Shares)	67,929	721,680
Telia Co. AB	301,650	839,845
Thule Group AB (c)	12,582	362,797
Trelleborg AB (B Shares)	30,732	771,368
Viaplay Group AB (B Shares) (a)	9,403	239,498
Vitrolife AB	9,506	213,571
Volvo AB:
(A Shares)	24,831	525,432
(B Shares)	200,814	4,127,878
Volvo Car AB (a)	65,853	270,731
Wallenstam AB (B Shares)	52,192	206,731
Wihlborgs Fastigheter AB	35,244	284,219
TOTAL SWEDEN		74,023,083
Switzerland - 3.6%
ABB Ltd. (Reg.)	215,718	7,781,734
Adecco SA (Reg.)	21,858	746,574
Alcon, Inc. (Switzerland)	63,047	4,572,027
Baloise Holdings AG	5,637	940,288
Compagnie Financiere Richemont SA Series A	65,923	10,897,129
DSM-Firmenich AG	22,336	2,922,926
Geberit AG (Reg.)	4,533	2,570,145
Givaudan SA	1,007	3,517,205
Julius Baer Group Ltd.	26,931	1,919,834
Kuehne & Nagel International AG	7,171	2,117,164
Lindt & Spruengli AG	13	1,596,912
Lindt & Spruengli AG (participation certificate)	137	1,689,031
Logitech International SA (Reg.)	21,786	1,280,081
Lonza Group AG	9,400	5,862,218
Mediclinic International PLC	47,169	295,610
Novartis AG	303,525	31,048,753
Partners Group Holding AG	2,867	2,768,691
Schindler Holding AG (participation certificate)	5,210	1,158,166
SGS SA (Reg.)	19,181	1,728,726
Sika AG	19,439	5,369,499
Sonova Holding AG	6,517	2,054,585
Straumann Holding AG	14,659	2,205,456
Swatch Group AG (Bearer)	3,627	1,235,984
Swiss Life Holding AG	3,893	2,555,700
Swisscom AG	3,204	2,197,295
UBS Group AG	445,367	9,001,012
VAT Group AG (c)	3,415	1,196,979
Zurich Insurance Group Ltd.	18,978	9,167,870
TOTAL SWITZERLAND		120,397,594
Taiwan - 3.8%
Accton Technology Corp.	63,000	615,011
Acer, Inc.	375,000	369,647
Acer, Inc. rights 6/16/23 (a)(d)	167	0
Advantech Co. Ltd.	57,696	698,089
Alchip Technologies Ltd.	9,000	349,270
AP Memory Technology Corp.	17,000	155,557
ASE Technology Holding Co. Ltd.	431,000	1,415,944
Asia Cement Corp.	326,000	466,594
Asia Vital Components Co. Ltd.	41,000	210,811
ASMedia Technology, Inc.	4,000	148,651
ASPEED Tech, Inc.	3,300	282,384
ASUSTeK Computer, Inc.	91,000	838,158
AUO Corp.	901,000	500,063
BizLink Holding, Inc.	18,000	154,487
BizLink Holding, Inc. rights 5/8/23 (a)	383	411
Catcher Technology Co. Ltd.	88,000	518,760
Cathay Financial Holding Co. Ltd.	1,199,923	1,661,189
Chailease Holding Co. Ltd.	191,096	1,390,804
Chang Hwa Commercial Bank	831,156	481,661
Cheng Shin Rubber Industry Co. Ltd.	264,000	325,123
Chicony Electronics Co. Ltd.	80,000	252,590
China Airlines Ltd.	382,000	236,811
China Development Financial Ho	2,103,000	898,624
China Petrochemical Development Corp.	442,277	145,557
China Steel Corp.	1,589,000	1,506,010
Chipbond Technology Corp.	80,000	171,663
Chroma ATE, Inc.	49,000	303,965
Chung Hsin Electric & Machinery Manufacturing Corp.	52,000	172,279
Chung Hung Steel Co. Ltd.	97,000	77,526
Chunghwa Telecom Co. Ltd.	485,000	2,005,449
Compal Electronics, Inc.	508,000	396,165
Compeq Manufacturing Co. Ltd.	128,000	180,188
CTBC Financial Holding Co. Ltd.	2,476,000	1,823,880
Delta Electronics, Inc.	244,000	2,388,546
E Ink Holdings, Inc.	110,000	684,834
E.SUN Financial Holdings Co. Ltd.	1,898,213	1,542,646
ECLAT Textile Co. Ltd.	25,000	397,848
Elan Microelectronics Corp.	33,000	101,574
Elite Material Co. Ltd.	37,000	197,771
Elite Semiconductor Memory Technology, Inc.	31,000	82,149
eMemory Technology, Inc.	7,000	418,250
ENNOSTAR, Inc.	85,500	139,341
EVA Airways Corp.	315,619	276,573
Evergreen Marine Corp. (Taiwan)	125,657	663,196
Far Eastern International Bank	477,740	174,201
Far Eastern New Century Corp.	493,000	512,106
Far EasTone Telecommunications Co. Ltd.	202,000	518,649
Faraday Technology Corp.	29,000	155,897
Feng Tay Enterprise Co. Ltd.	69,480	431,954
First Financial Holding Co. Ltd.	1,385,217	1,222,685
Fitipower Integrated Technology, Inc.	20,000	103,432
FLEXium Interconnect, Inc.	42,000	129,373
Formosa Chemicals & Fibre Corp.	503,000	1,128,040
Formosa Petrochemical Corp.	213,000	602,216
Formosa Plastics Corp.	553,000	1,690,510
Foxconn Technology Co. Ltd.	128,000	224,912
Fubon Financial Holding Co. Ltd.	1,008,129	1,940,199
Genius Electronic Optical Co. Ltd.	12,000	145,518
Giant Manufacturing Co. Ltd.	38,341	229,825
Gigabyte Technology Co. Ltd.	63,000	269,582
Global Unichip Corp.	10,000	326,019
GlobalWafers Co. Ltd.	27,000	424,042
Great Wall Enterprise Co. Ltd.	111,977	187,129
HannStar Display Corp.	323,000	128,692
Highwealth Construction Corp.	171,342	234,504
Himax Technologies, Inc. sponsored ADR (b)	14,808	98,325
HIWIN Technologies Corp.	36,192	277,804
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,525,800	5,195,606
Hotai Motor Co. Ltd.	45,000	969,326
HTC Corp. (a)	99,000	183,615
Hua Nan Financial Holdings Co. Ltd.	1,273,755	908,946
IBF Financial Holdings Co. Ltd.	348,946	140,138
Innolux Corp.	1,195,435	523,331
International Games Systems Co. Ltd.	16,000	279,236
Inventec Corp.	384,000	413,910
King Yuan Electronics Co. Ltd.	153,000	234,653
King's Town Bank Co. Ltd.	132,000	151,427
Kinsus Interconnect Technology Corp.	34,000	122,976
Largan Precision Co. Ltd.	12,000	787,396
Lien Hwa Industrial Corp.	118,067	234,727
Lite-On Technology Corp.	274,000	655,914
Lotes Co. Ltd.	11,398	326,602
Macronix International Co. Ltd.	225,340	236,794
Makalot Industrial Co. Ltd.	22,459	163,000
MediaTek, Inc.	202,000	4,389,187
Mega Financial Holding Co. Ltd.	1,397,675	1,549,548
Merida Industry Co. Ltd.	26,000	145,497
Micro-Star International Co. Ltd.	91,000	432,222
momo.com, Inc.	9,440	255,608
Nan Ya Plastics Corp.	720,000	1,828,656
Nan Ya Printed Circuit Board Corp.	28,000	251,907
Nanya Technology Corp.	152,000	336,642
Nien Made Enterprise Co. Ltd.	24,000	264,059
Novatek Microelectronics Corp.	72,000	983,633
Oneness Biotech Co. Ltd. (a)	31,000	243,724
Pegatron Corp.	266,000	606,629
PharmaEssentia Corp. (a)	32,000	385,772
Phison Electronics Corp.	20,000	253,691
Polaris Group (a)	39,001	120,805
Pou Chen Corp.	317,000	328,149
Powerchip Semiconductor Manufacturing Corp.	348,000	337,876
Powertech Technology, Inc.	86,000	257,335
Poya International Co. Ltd.	9,221	172,469
President Chain Store Corp.	70,000	616,262
Primax Electronics Ltd.	46,000	89,959
Qisda Corp.	219,000	246,936
Quanta Computer, Inc.	343,000	959,747
Radiant Opto-Electronics Corp.	60,000	220,928
Realtek Semiconductor Corp.	61,000	714,845
Ruentex Development Co. Ltd.	269,620	314,836
Ruentex Industries Ltd.	102,790	193,621
Shin Kong Financial Holding Co. Ltd.	1,947,432	531,872
Silicon Motion Tech Corp. sponsored ADR	4,184	266,270
Simplo Technology Co. Ltd.	23,000	230,726
SINBON Electronics Co. Ltd.	27,000	299,149
Sino-American Silicon Products, Inc.	73,000	351,587
Sinopac Financial Holdings Co.	1,544,094	839,709
Synnex Technology International Corp.	154,000	310,537
Ta Chen Stainless Pipe Co. Ltd.	198,959	288,343
Taichung Commercial Bank Co. Ltd.	444,775	204,100
Taishin Financial Holdings Co. Ltd.	1,472,654	830,255
Taiwan Business Bank	731,256	332,133
Taiwan Cement Corp.	830,600	1,047,075
Taiwan Cooperative Financial Holding Co. Ltd.	1,252,922	1,091,369
Taiwan Fertilizer Co. Ltd.	95,000	182,796
Taiwan High Speed Rail Corp.	293,000	296,093
Taiwan Mobile Co. Ltd.	216,000	727,288
Taiwan Semiconductor Manufacturing Co. Ltd.	2,390,000	39,110,316
Tatung Co. Ltd. (a)	242,000	256,868
TECO Electric & Machinery Co. Ltd.	192,000	276,214
The Shanghai Commercial & Savings Bank Ltd.	614,218	928,287
Tong Hsing Electronics Industries Ltd.	16,200	89,801
Tripod Technology Corp.	57,000	213,524
Tung Ho Steel Enterprise Corp.	60,300	113,323
Uni-President Enterprises Corp.	605,000	1,449,388
Unimicron Technology Corp.	158,000	750,188
United Integrated Services Co.	23,000	162,425
United Microelectronics Corp.	1,474,000	2,369,062
United Renewable Energy Co. Ltd. (a)	172,004	116,393
Vanguard International Semiconductor Corp.	99,000	280,381
Voltronic Power Technology Corp.	9,250	531,504
Walsin Lihwa Corp.	316,374	513,417
Walsin Technology Corp.	48,000	149,526
Wan Hai Lines Ltd.	181,000	384,549
Win Semiconductors Corp.	45,000	240,090
Winbond Electronics Corp.	345,000	292,567
Wisdom Marine Lines Co. Ltd.	55,000	115,045
Wistron Corp.	382,000	578,600
Wiwynn Corp.	12,000	456,360
WPG Holding Co. Ltd.	173,040	281,814
Yageo Corp.	42,775	692,939
Yang Ming Marine Transport Corp.	231,000	476,217
YFY, Inc.	159,000	159,581
Yuanta Financial Holding Co. Ltd.	1,561,934	1,148,948
Yulon Finance Corp.	31,818	191,462
Yulon Motor Co. Ltd.	78,000	204,945
Zhen Ding Technology Holding Ltd.	77,000	280,314
TOTAL TAIWAN		125,473,153
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	29,300	183,983
Advanced Information Service PCL NVDR	105,200	660,581
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	721,298
NVDR (a)	214,100	460,023
Asset World Corp. PCL NVDR	943,300	146,898
B. Grimm Power PCL:
(For. Reg.)	11,600	13,228
NVDR	104,400	119,053
Bangkok Bank PCL:
(For. Reg.)	11,400	52,578
NVDR	60,400	278,569
Bangkok Chain Hospital PCL NVDR	193,600	123,317
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	38,285
NVDR	94,100	36,500
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	148,297
NVDR	340,400	292,471
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	148,889
NVDR	375,700	97,554
Banpu PCL NVDR	472,000	126,234
Berli Jucker PCL:
(For. Reg.)	39,000	44,681
NVDR	91,600	104,943
BTS Group Holdings PCL:
(For. Reg.)	313,800	71,194
NVDR	559,900	126,544
Bumrungrad Hospital PCL:
(For. Reg.)	26,700	186,489
NVDR	22,200	155,058
Carabao Group PCL:
(For. Reg.)	16,700	35,110
NVDR	38,100	80,102
Central Pattana PCL:
(For. Reg.)	91,900	183,675
NVDR	77,500	154,895
Central Plaza Hotel PCL NVDR (a)	62,200	99,953
Central Retail Corp. PCL:
(For. Reg.)	176,708	232,512
NVDR	233,500	307,239
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	149,559
NVDR	165,000	98,238
Chularat Hospital PCL NVDR unit	606,600	62,222
Com7 PCL NVDR	96,400	71,669
CP ALL PCL:
(For. Reg.)	203,100	386,013
NVDR	344,600	654,949
Delta Electronics PCL:
(For. Reg.)	274,000	586,523
NVDR	297,000	635,803
Electricity Generating PCL NVDR	27,700	127,236
Energy Absolute PCL:
(For. Reg.)	126,300	251,474
NVDR	104,100	207,272
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	83,333
NVDR	47,200	88,801
Gulf Energy Development PCL:
(For. Reg.)	311,100	464,068
NVDR	378,800	565,057
Gunkul Engineering PCL NVDR	477,300	53,054
Hana Microelectronics PCL NVDR	70,400	86,140
Home Product Center PCL:
(For. Reg.)	164,700	67,777
NVDR	299,300	123,168
Indorama Ventures PCL NVDR	239,100	238,883
Intouch Holdings PCL:
(For. Reg.)	45,100	99,318
NVDR	105,100	231,448
IRPC PCL:
(For. Reg.)	672,700	46,654
NVDR	474,800	32,929
Jaymart Group Holdings PCL NVDR	66,500	38,805
JMT Network Services PCL:
NVDR	81,422	94,636
warrants (a)	3,605	300
Kasikornbank PCL:
(For. Reg.)	58,200	213,705
NVDR	91,600	336,347
KCE Electronics PCL NVDR	83,800	93,897
Kiatnakin Bank PCL (For. Reg.)	51,800	91,266
Krung Thai Bank PCL:
(For. Reg.)	210,200	111,142
NVDR	189,700	100,303
Krungthai Card PCL:
(For. Reg.)	54,000	83,697
NVDR	74,700	115,781
Land & House PCL:
(For. Reg.)	205,900	59,199
NVDR	248,400	71,419
Minor International PCL:
warrants 2/15/24 (a)	1,584	144
(For. Reg.)	233,456	216,265
NVDR unit	104,248	96,572
Muangthai Leasing PCL:
(For. Reg.)	29,100	29,136
NVDR	52,900	52,965
Ngern Tid Lor PCL NVDR	153,432	95,611
Osotspa PCL:
(For. Reg.)	72,200	62,516
NVDR	94,600	81,912
PTT Exploration and Production PCL:
(For. Reg.)	102,600	446,483
NVDR	78,200	340,302
PTT Global Chemical PCL:
(For. Reg.)	9,000	10,984
NVDR	217,000	264,825
PTT Oil & Retail Business PCL NVDR	399,200	259,969
PTT PCL:
(For. Reg.)	346,200	315,196
NVDR	711,700	647,964
Ratch Group PCL NVDR unit	92,500	102,462
SCB X PCL:
(For. Reg.)	6,250	19,014
NVDR	109,600	333,434
SCG Packaging PCL NVDR	148,900	192,465
Siam Cement PCL:
(For. Reg.)	5,500	50,686
NVDR	31,900	293,980
Siam Global House PCL NVDR	247,466	124,285
Sri Trang Agro-Industry PCL NVDR	89,000	51,444
Sri Trang Gloves Thailand PCL NVDR	136,100	36,338
Srisawad Corp. PCL:
(For. Reg.)	26,600	43,499
NVDR	68,500	111,946
Thai Beverage PCL	1,071,000	514,679
Thai Life Insurance PCL	361,200	131,373
Thai Oil PCL:
(For. Reg.)	77,575	106,205
NVDR	29,077	39,808
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	34,969
NVDR	196,700	79,611
Thanachart Capital PCL:
(For. Reg.)	28,000	35,682
NVDR	47,900	60,784
Thonburi Healthcare Group PCL NVDR	39,100	76,800
TISCO Financial Group PCL:
(For. Reg.)	8,600	22,758
NVDR	38,300	101,354
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	83,323
NVDR	3,712,571	158,184
True Corp. PCL	617,650	144,681
True Corp. PCL NVDR	1,118,549	262,014
VGI PCL:
(For. Reg.)	192,660	19,020
NVDR	303,240	29,937
warrants (For. Reg.) (a)	116,340	514
WHA Corp. PCL:
(For. Reg.)	369,000	47,693
NVDR	705,800	91,225
TOTAL THAILAND		18,573,249
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	15,168	74,080
Akbank TAS	369,703	305,053
Aksa Akrilik Kimya Sanayii	12,254	41,358
Aksa Enerji Uretim A/S	35,272	50,737
Alarko Holding AS	19,695	59,637
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	88,702
Arcelik A/S	22,898	114,010
Aselsan A/S	72,972	167,766
Bera Holding A/S	78,276	40,885
Bim Birlesik Magazalar A/S JSC	57,985	465,633
Coca-Cola Icecek Sanayi A/S	9,888	119,714
Dogan Sirketler Grubu Holding A/S	131,776	57,991
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	73,061
Enerjisa Enerji A/S (c)	34,232	48,995
Enka Insaat ve Sanayi A/S	225,571	317,051
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	168,487	287,055
Ford Otomotiv Sanayi A/S	9,074	250,694
Haci Omer Sabanci Holding A/S	169,977	333,811
Hektas Ticaret A/S (a)	131,394	181,978
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	73,870
Koc Holding A/S	141,653	550,911
Kontrolmatik Enerji Ve Muhendislik A/S	8,767	59,629
Koza Altin Isletmeleri A/S	108,507	105,319
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	43,498
Migros Turk Ticaret A/S	11,400	102,211
Nuh Cimento Sanayi A/S	7,790	51,702
Otokar Otomotiv ve Savunma Sanayi A.S.	1,273	54,974
Oyak Cimento Fabrikalari A/S (a)	40,831	63,393
Pegasus Hava Tasimaciligi A/S (a)	4,300	98,085
Petkim Petrokimya Holding A/S (a)	147,466	98,556
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	42,682	63,766
Sasa Polyester Sanayi A/S	53,786	275,407
Sok Marketler Ticaret A/S (a)	43,806	74,859
TAV Havalimanlari Holding A/S (a)	23,832	86,315
Tekfen Holding A/S	22,549	33,386
Tofas Turk Otomobil Fabrikasi A/S	14,762	145,711
Turk Hava Yollari AO (a)	89,611	588,761
Turk Traktor ve Ziraat Makinalari A/S	1,831	52,525
Turkcell Iletisim Hizmet A/S	145,334	247,310
Turkiye Is Bankasi A/S Series C	428,264	238,444
Turkiye Petrol Rafinerileri A/S	118,811	404,965
Turkiye Sise ve Cam Fabrikalari A/S	161,647	306,316
Yapi ve Kredi Bankasi A/S	331,164	161,228
TOTAL TURKEY		7,059,352
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	365,782	878,522
Abu Dhabi Islamic Bank	178,265	551,450
Abu Dhabi National Oil Co. for Distribution PJSC	365,415	436,830
ADNOC Drilling Co. PJSC	325,703	380,488
Aldar Properties PJSC	460,911	677,755
Dubai Electricity & Water Authority PJSC	1,128,100	761,835
Dubai Islamic Bank Pakistan Ltd. (a)	359,664	544,545
Emaar Properties PJSC	774,842	1,251,209
Emirates NBD Bank PJSC (a)	315,960	1,213,146
Emirates Telecommunications Corp.	441,584	2,885,934
First Abu Dhabi Bank PJSC	559,611	2,160,849
Multiply Group	424,603	388,494
TOTAL UNITED ARAB EMIRATES		12,131,057
United Kingdom - 7.7%
3i Group PLC	122,645	2,728,733
Abrdn PLC	257,503	688,333
Admiral Group PLC	34,181	992,736
Ashtead Group PLC	56,650	3,258,590
Associated British Foods PLC	45,552	1,119,761
AstraZeneca PLC (United Kingdom)	195,636	28,790,378
Auto Trader Group PLC (c)	123,459	987,299
Aviva PLC	356,192	1,893,535
B&M European Value Retail SA	110,764	667,755
BAE Systems PLC	386,407	4,922,819
Barclays PLC	1,901,218	3,829,837
Barratt Developments PLC	124,513	782,409
Beazley PLC	84,574	632,947
Bellway PLC	16,201	491,098
Berkeley Group Holdings PLC	13,981	781,366
BP PLC	2,307,821	15,483,160
British American Tobacco PLC (United Kingdom)	282,475	10,436,262
British Land Co. PLC	114,649	576,629
BT Group PLC	877,292	1,751,380
Bunzl PLC	43,293	1,721,484
Burberry Group PLC	50,961	1,659,412
Centrica PLC	754,184	1,085,255
CK Hutchison Holdings Ltd.	341,500	2,283,075
CNH Industrial NV	126,669	1,778,903
Coca-Cola European Partners PLC	25,536	1,646,306
Compass Group PLC	225,217	5,941,441
ConvaTec Group PLC (c)	201,472	556,533
Croda International PLC	18,069	1,585,033
DCC PLC (United Kingdom)	12,726	790,714
Dechra Pharmaceuticals PLC	14,372	673,713
Derwent London PLC	13,777	415,888
Diageo PLC	294,494	13,433,671
Diploma PLC	15,679	529,265
Dowlais Group PLC	168,157	280,225
DS Smith PLC	171,132	666,933
Entain PLC	73,974	1,342,441
Games Workshop Group PLC	4,108	512,143
Halma PLC	47,813	1,386,854
Hargreaves Lansdown PLC	46,131	465,540
Hiscox Ltd.	44,888	666,802
Howden Joinery Group PLC	73,545	632,760
HSBC Holdings PLC (United Kingdom)	2,521,081	18,170,312
IG Group Holdings PLC	51,406	473,874
IMI PLC	34,772	697,010
Imperial Brands PLC	121,483	3,007,202
Inchcape PLC	52,099	529,369
Informa PLC	181,660	1,649,705
InterContinental Hotel Group PLC	23,776	1,634,759
Intermediate Capital Group PLC	37,444	612,457
International Consolidated Airlines Group SA CDI (a)	318,564	609,141
Intertek Group PLC	20,962	1,094,856
ITV PLC	445,924	452,703
J Sainsbury PLC	218,706	759,710
JD Sports Fashion PLC	308,703	624,814
Johnson Matthey PLC	24,846	613,107
Kingfisher PLC	243,475	789,126
Land Securities Group PLC	98,119	831,363
Legal & General Group PLC	760,810	2,238,342
Lloyds Banking Group PLC	8,485,325	5,155,020
London Stock Exchange Group PLC	47,876	5,026,658
M&G PLC	296,916	765,329
Man Group PLC	173,439	495,227
Marks & Spencer Group PLC (a)	245,664	507,411
Melrose Industries PLC	265,157	1,362,935
National Grid PLC	489,686	7,021,081
NatWest Group PLC	641,733	2,113,932
Next PLC	16,223	1,374,168
Nomad Foods Ltd. (a)	19,340	363,592
Ocado Group PLC (a)	89,881	570,664
Pearson PLC	91,077	1,013,303
Pennon Group PLC	31,885	344,615
Persimmon PLC	39,710	655,759
Phoenix Group Holdings PLC	105,539	784,941
Reckitt Benckiser Group PLC	92,996	7,514,990
RELX PLC (London Stock Exchange)	250,719	8,337,311
Rentokil Initial PLC	319,637	2,544,712
Rightmove PLC	109,447	789,798
Rolls-Royce Holdings PLC (a)	1,050,752	2,012,893
RS GROUP PLC	58,741	680,203
Sage Group PLC	139,279	1,432,868
Schroders PLC	116,313	709,979
Segro PLC	154,670	1,622,697
Severn Trent PLC	32,127	1,183,813
Smith & Nephew PLC	112,610	1,854,660
Smiths Group PLC	43,851	926,395
Spectris PLC	13,928	657,976
Spirax-Sarco Engineering PLC	9,266	1,291,436
SSE PLC	132,844	3,065,132
St. James's Place PLC	68,036	1,031,609
Standard Chartered PLC (United Kingdom)	308,583	2,437,009
Subsea 7 SA	29,032	331,400
Tate & Lyle PLC	48,908	500,941
Taylor Wimpey PLC	452,470	728,999
Tesco PLC	938,546	3,318,185
The Weir Group PLC	32,543	752,531
Tritax Big Box REIT PLC	236,339	460,677
Unilever PLC	331,787	18,474,608
Unite Group PLC	49,112	591,909
United Utilities Group PLC	87,467	1,189,379
Vodafone Group PLC	3,391,800	4,073,980
Whitbread PLC	25,659	1,047,058
WPP PLC	137,189	1,598,858
TOTAL UNITED KINGDOM		254,373,909
United States of America - 4.9%
Bausch Health Cos., Inc. (Canada) (a)	34,747	255,694
Brookfield Renewable Corp.	15,757	526,493
CSL Ltd.	60,898	12,157,480
CyberArk Software Ltd. (a)(b)	5,111	636,831
DHT Holdings, Inc.	17,072	162,013
Experian PLC	122,484	4,336,532
Fiverr International Ltd. (a)(b)	3,958	144,546
Flex Ltd. (a)	57,503	1,182,837
Globant SA (a)	5,220	818,861
GSK PLC	506,257	9,129,416
Haleon PLC	640,986	2,818,222
Holcim AG	71,769	4,722,775
IBEX Ltd. (a)	1,261	25,813
ICON PLC (a)	10,383	2,000,700
InMode Ltd. (a)	8,315	309,817
James Hardie Industries PLC CDI	55,615	1,241,055
JBS SA	89,600	321,553
Legend Biotech Corp. ADR (a)	7,233	496,979
Monday.com Ltd. (a)	2,242	273,345
Nestle SA (Reg. S)	347,167	44,537,876
Parade Technologies Ltd.	9,000	275,455
QIAGEN NV (Germany) (a)	29,301	1,307,937
Reliance Worldwide Corp. Ltd.	97,751	266,580
Roche Holding AG:
(Bearer)	3,251	1,099,852
(participation certificate)	88,839	27,819,063
Sanofi SA	144,911	15,616,806
Schneider Electric SA	72,145	12,581,503
Spotify Technology SA (a)	17,828	2,381,821
Stellantis NV (Italy)	272,819	4,509,289
Stratasys Ltd. (a)	7,106	102,042
Swiss Re Ltd.	36,619	3,675,624
Tenaris SA	58,750	840,435
Waste Connections, Inc. (Canada)	32,384	4,504,623
TOTAL UNITED STATES OF AMERICA		161,079,868
Zambia - 0.1%
First Quantum Minerals Ltd.	71,448	1,736,036
TOTAL COMMON STOCKS (Cost $3,026,925,422)		3,156,329,995

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	665,179	1,847,053
Bradespar SA (PN)	34,209	162,547
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	36,729	268,115
Companhia Energetica de Minas Gerais (CEMIG) (PN)	188,134	465,828
Gerdau SA	136,500	689,095
Itau Unibanco Holding SA	611,650	3,178,549
Itausa-Investimentos Itau SA (PN)	651,505	1,133,779
Metalurgica Gerdau SA (PN)	84,400	197,302
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	580,900	2,760,201
TOTAL BRAZIL		10,702,469
Chile - 0.1%
Embotelladora Andina SA Class B	47,189	118,211
Sociedad Quimica y Minera de Chile SA (PN-B)	18,066	1,223,050
TOTAL CHILE		1,341,261
Colombia - 0.0%
Bancolombia SA (PN)	53,249	329,831
Germany - 0.2%
Henkel AG & Co. KGaA	22,590	1,826,368
Porsche Automobil Holding SE (Germany)	19,822	1,104,030
Sartorius AG (non-vtg.)	3,434	1,330,428
Volkswagen AG	23,139	3,159,625
TOTAL GERMANY		7,420,451
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	3,352	266,151
Hyundai Motor Co. Ltd. Series 2	4,973	412,684
LG Chemical Ltd.	1,072	313,834
Samsung Electronics Co. Ltd.	106,044	4,434,913
TOTAL KOREA (SOUTH)		5,427,582
Russia - 0.0%
AK Transneft OAO (d)	168	56,718
Sberbank of Russia (Russia) (d)	109,390	788
Surgutneftegas OJSC (d)	841,000	17,024
TOTAL RUSSIA		74,530
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $30,583,769)		25,296,124

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (g) (Cost $3,473,829)	3,500,000	3,471,814

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	102,004,560	102,024,961
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	22,327,451	22,329,684
TOTAL MONEY MARKET FUNDS (Cost $124,354,456)		124,354,645

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,185,337,476)	3,309,452,578
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,210,544
NET ASSETS - 100.0%	3,317,663,122

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	826	Jun 2023	88,778,480	3,624,011	3,624,011
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	747	Jun 2023	36,759,870	373,782	373,782
TME S&P/TSX 60 Index Contracts (Canada)	56	Jun 2023	10,320,847	339,450	339,450

TOTAL FUTURES CONTRACTS					4,337,243
The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,163,112 or 2.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,471,814.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	60,028,940	208,239,829	166,243,807	1,639,273	-	(1)	102,024,961	0.3%
Fidelity Securities Lending Cash Central Fund 4.88%	8,407,556	51,145,235	37,223,107	107,716	-	-	22,329,684	0.1%
Total	68,436,496	259,385,064	203,466,914	1,746,989	-	(1)	124,354,645

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	184,339,394	53,772,698	130,207,754	358,942
Consumer Discretionary	374,633,875	129,819,418	244,814,457	-
Consumer Staples	276,642,594	82,547,901	194,094,478	215
Energy	174,027,370	63,089,454	110,638,960	298,956
Financials	656,156,374	280,944,263	375,202,475	9,636
Health Care	306,459,604	49,746,557	256,600,991	112,056
Industrials	438,627,654	174,932,838	263,694,816	-
Information Technology	333,421,415	76,274,210	257,147,205	-
Materials	259,104,536	100,973,563	157,782,676	348,297
Real Estate	75,459,462	19,510,481	55,899,846	49,135
Utilities	102,753,841	48,312,589	54,441,252	-

Government Obligations	3,471,814	-	3,471,814	-

Money Market Funds	124,354,645	124,354,645	-	-
Total Investments in Securities:	3,309,452,578	1,204,278,617	2,103,996,724	1,177,237
Derivative Instruments:

Assets
Futures Contracts	4,337,243	4,337,243	-	-
Total Assets	4,337,243	4,337,243	-	-
Total Derivative Instruments:	4,337,243	4,337,243	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,337,243	0
Total Equity Risk	4,337,243	0
Total Value of Derivatives	4,337,243	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® International Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,225,025) - See accompanying schedule:
Unaffiliated issuers (cost $3,060,983,020)	$3,185,097,933
Fidelity Central Funds (cost $124,354,456)	124,354,645

Total Investment in Securities (cost $3,185,337,476)		$3,309,452,578
Segregated cash with brokers for derivative instruments		759,951
Cash		16,805
Foreign currency held at value (cost $9,476,133)		9,386,847
Receivable for investments sold		328,795
Receivable for fund shares sold		4,966,946
Dividends receivable		12,715,776
Reclaims receivable		5,815,469
Interest receivable		137
Distributions receivable from Fidelity Central Funds		352,919
Receivable for daily variation margin on futures contracts		145,363
Other receivables		43,955
Total assets		3,343,985,541
Liabilities
Payable for investments purchased
Regular delivery	$65,448
Delayed delivery	35,708
Payable for fund shares redeemed	1,710,029
Deferred taxes	2,180,250
Other payables and accrued expenses	1,203
Collateral on securities loaned	22,329,781
Total Liabilities		26,322,419
Net Assets		$3,317,663,122
Net Assets consist of:
Paid in capital		$3,284,446,702
Total accumulated earnings (loss)		33,216,420
Net Assets		$3,317,663,122
Net Asset Value , offering price and redemption price per share ($3,317,663,122 ÷ 310,407,520 shares)		$10.69

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$47,878,929
Non-Cash dividends		2,423,769
Interest		68,412
Income from Fidelity Central Funds (including $107,716 from security lending)		1,746,989
Income before foreign taxes withheld		$52,118,099
Less foreign taxes withheld		(4,724,259)
Total Income		47,393,840
Expenses
Independent trustees' fees and expenses	$9,356
Total expenses before reductions	9,356
Expense reductions	(9,999)
Total expenses after reductions		(643)
Net Investment income (loss)		47,394,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $261,573)	(40,859,617)
Foreign currency transactions	195,817
Futures contracts	4,395,412
Total net realized gain (loss)		(36,268,388)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $588,044)	531,684,122
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	744,798
Futures contracts	7,135,031
Total change in net unrealized appreciation (depreciation)		539,563,950
Net gain (loss)		503,295,562
Net increase (decrease) in net assets resulting from operations		$550,690,045
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,394,483	$91,993,550
Net realized gain (loss)	(36,268,388)	(75,638,610)
Change in net unrealized appreciation (depreciation)	539,563,950	(855,127,261)
Net increase (decrease) in net assets resulting from operations	550,690,045	(838,772,321)
Distributions to shareholders	(77,147,029)	(81,189,445)
Share transactions
Proceeds from sales of shares	365,467,671	833,661,261
Reinvestment of distributions	68,275,410	73,597,486
Cost of shares redeemed	(210,894,749)	(505,121,413)
Net increase (decrease) in net assets resulting from share transactions	222,848,332	402,137,334
Total increase (decrease) in net assets	696,391,348	(517,824,432)

Net Assets
Beginning of period	2,621,271,774	3,139,096,206
End of period	$3,317,663,122	$2,621,271,774

Other Information
Shares
Sold	35,534,091	76,476,551
Issued in reinvestment of distributions	7,009,796	6,356,146
Redeemed	(20,674,477)	(47,407,223)
Net increase (decrease)	21,869,410	35,425,474

Financial Highlights
Fidelity ZERO® International Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.08	$12.40	$9.67	$10.14	$9.13	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.33	.30	.23	.32	.06
Net realized and unrealized gain (loss)	1.72	(3.34)	2.62	(.45)	.75	(.93)
Total from investment operations	1.88	(3.01)	2.92	(.22)	1.07	(.87)
Distributions from net investment income	(.27)	(.31)	(.19)	(.25)	(.06)	-
Total distributions	(.27)	(.31)	(.19)	(.25)	(.06)	-
Net asset value, end of period	$10.69	$9.08	$12.40	$9.67	$10.14	$9.13
Total Return D,E	20.95%	(24.79)%	30.39%	(2.34)%	11.79%	(8.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	3.09% I	3.11%	2.50%	2.39%	3.34%	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,317,663	$2,621,272	$3,139,096	$1,651,017	$1,260,503	$393,972
Portfolio turnover rate J	8% I	6%	8%	8%	4%	-% K,L

A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Fidelity ZERO® Large Cap Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.1
Microsoft Corp.	6.4
Amazon.com, Inc.	2.6
NVIDIA Corp.	1.9
Alphabet, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.7
Alphabet, Inc. Class C	1.6
Meta Platforms, Inc. Class A	1.5
Exxon Mobil Corp.	1.4
UnitedHealth Group, Inc.	1.3
27.3

Market Sectors (% of Fund's net assets)

Information Technology	26.3
Health Care	14.4
Financials	13.2
Consumer Discretionary	9.8
Industrials	8.4
Communication Services	8.3
Consumer Staples	7.2
Energy	4.6
Utilities	2.7
Materials	2.5
Real Estate	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Fidelity ZERO® Large Cap Index Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,186,104	20,958,458
Verizon Communications, Inc.	698,866	27,136,967
		48,095,425
Entertainment - 1.4%
Activision Blizzard, Inc.	118,507	9,209,179
Electronic Arts, Inc.	43,350	5,517,588
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	2,207	86,448
Class C (a)	5,792	220,212
Liberty Media Corp. Liberty Formula One:
Class A (a)	4,048	262,229
Series C (a)	34,460	2,487,667
Netflix, Inc. (a)	74,106	24,449,793
Roblox Corp. (a)	60,343	2,148,211
Take-Two Interactive Software, Inc. (a)	26,382	3,279,019
The Walt Disney Co. (a)	303,984	31,158,360
Warner Bros Discovery, Inc.	367,710	5,004,533
		83,823,239
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	991,407	106,417,627
Class C (a)	863,659	93,465,177
Match Group, Inc. (a)	46,546	1,717,547
Meta Platforms, Inc. Class A (a)	370,370	89,007,318
Pinterest, Inc. Class A (a)	98,918	2,275,114
Snap, Inc. Class A (a)	163,626	1,425,182
		294,307,965
Media - 0.9%
Charter Communications, Inc. Class A (a)	17,526	6,461,836
Comcast Corp. Class A	699,988	28,958,504
Fox Corp.:
Class A	49,464	1,645,173
Class B	22,860	698,144
Interpublic Group of Companies, Inc.	64,643	2,309,694
Liberty Broadband Corp.:
Class A (a)	2,674	226,033
Class C (a)	19,887	1,686,020
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	12,287	345,265
Series C (a)	25,512	712,805
Omnicom Group, Inc.	33,730	3,054,926
Paramount Global:
Class A (b)	1,389	36,753
Class B	84,131	1,962,776
The Trade Desk, Inc. (a)	74,095	4,767,272
		52,865,201
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	98,560	14,182,784
TOTAL COMMUNICATION SERVICES		493,274,614
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.1%
Aptiv PLC (a)	45,084	4,637,340
Automobiles - 1.5%
Ford Motor Co.	651,476	7,739,535
General Motors Co.	232,054	7,667,064
Tesla, Inc. (a)	447,535	73,534,476
		88,941,075
Broadline Retail - 2.7%
Amazon.com, Inc. (a)	1,483,493	156,434,337
eBay, Inc.	90,296	4,192,443
Etsy, Inc. (a)	20,913	2,112,840
		162,739,620
Distributors - 0.2%
Genuine Parts Co.	23,455	3,947,711
LKQ Corp.	42,234	2,438,169
Pool Corp.	6,497	2,282,526
		8,668,406
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	66,267	7,930,172
Booking Holdings, Inc. (a)	6,455	17,340,131
Caesars Entertainment, Inc. (a)	35,762	1,619,661
Carnival Corp. (a)(b)	166,324	1,531,844
Chipotle Mexican Grill, Inc. (a)	4,596	9,502,782
Darden Restaurants, Inc.	20,249	3,076,431
Domino's Pizza, Inc.	5,892	1,870,533
Doordash, Inc. (a)	43,737	2,676,267
Expedia, Inc. (a)	24,594	2,310,852
Hilton Worldwide Holdings, Inc.	44,336	6,385,271
Las Vegas Sands Corp. (a)	54,686	3,491,701
Marriott International, Inc. Class A	44,771	7,581,521
McDonald's Corp.	121,878	36,045,419
MGM Resorts International	52,352	2,351,652
Royal Caribbean Cruises Ltd. (a)	36,579	2,393,364
Starbucks Corp.	191,247	21,857,620
Yum! Brands, Inc.	46,592	6,549,903
		134,515,124
Household Durables - 0.3%
D.R. Horton, Inc.	51,997	5,710,311
Garmin Ltd.	25,510	2,504,317
Lennar Corp.:
Class A	42,190	4,759,454
Class B	2,404	235,159
NVR, Inc. (a)	504	2,943,360
PulteGroup, Inc.	37,536	2,520,542
		18,673,143
Specialty Retail - 2.1%
AutoZone, Inc. (a)	3,123	8,317,517
Best Buy Co., Inc.	32,764	2,441,573
Burlington Stores, Inc. (a)	10,848	2,091,603
CarMax, Inc. (a)(b)	26,349	1,845,220
Lowe's Companies, Inc.	100,623	20,912,478
O'Reilly Automotive, Inc. (a)	10,375	9,517,091
Ross Stores, Inc.	57,303	6,115,949
The Home Depot, Inc.	169,594	50,969,781
TJX Companies, Inc.	192,279	15,155,431
Tractor Supply Co.	18,380	4,381,792
Ulta Beauty, Inc. (a)	8,466	4,668,406
		126,416,841
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	19,308	7,335,688
NIKE, Inc. Class B	207,281	26,266,648
		33,602,336
TOTAL CONSUMER DISCRETIONARY		578,193,885
CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	30,428	1,980,559
Constellation Brands, Inc. Class A (sub. vtg.)	27,015	6,199,132
Keurig Dr. Pepper, Inc.	141,397	4,623,682
Monster Beverage Corp.	126,756	7,098,336
PepsiCo, Inc.	229,181	43,748,361
The Coca-Cola Co.	647,661	41,547,453
		105,197,523
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	73,838	37,156,758
Dollar General Corp.	37,203	8,238,976
Dollar Tree, Inc. (a)	34,596	5,317,751
Kroger Co.	108,391	5,271,054
Sysco Corp.	84,465	6,481,844
Target Corp.	76,596	12,083,019
Walgreens Boots Alliance, Inc.	119,120	4,198,980
Walmart, Inc.	233,357	35,229,906
		113,978,288
Food Products - 1.1%
Archer Daniels Midland Co.	91,033	7,107,857
Bunge Ltd.	24,925	2,332,980
Conagra Brands, Inc.	79,305	3,010,418
General Mills, Inc.	98,113	8,695,755
Hormel Foods Corp.	48,190	1,948,804
Kellogg Co.	42,593	2,971,714
Lamb Weston Holdings, Inc.	23,940	2,676,731
McCormick & Co., Inc. (non-vtg.)	41,720	3,665,102
Mondelez International, Inc.	226,865	17,405,083
The Hershey Co.	24,456	6,677,955
The J.M. Smucker Co.	17,743	2,739,697
The Kraft Heinz Co.	132,496	5,203,118
Tyson Foods, Inc. Class A	47,522	2,969,650
		67,404,864
Household Products - 1.5%
Church & Dwight Co., Inc.	40,579	3,941,032
Colgate-Palmolive Co.	138,980	11,090,604
Kimberly-Clark Corp.	56,164	8,137,602
Procter & Gamble Co.	392,573	61,390,566
The Clorox Co.	20,552	3,403,822
		87,963,626
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	38,551	9,511,303
Tobacco - 0.7%
Altria Group, Inc.	297,111	14,115,744
Philip Morris International, Inc.	257,962	25,788,461
		39,904,205
TOTAL CONSUMER STAPLES		423,959,809
ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	167,400	4,894,776
Halliburton Co.	150,433	4,926,681
Schlumberger Ltd.	236,322	11,662,491
		21,483,948
Oil, Gas & Consumable Fuels - 4.3%
Cheniere Energy, Inc.	41,376	6,330,528
Chevron Corp.	296,022	49,903,389
ConocoPhillips Co.	203,650	20,953,549
Coterra Energy, Inc.	131,191	3,358,490
Devon Energy Corp.	108,773	5,811,741
Diamondback Energy, Inc.	30,579	4,348,334
EOG Resources, Inc.	97,741	11,677,117
Exxon Mobil Corp.	685,244	81,091,775
Hess Corp.	46,172	6,697,710
Kinder Morgan, Inc.	329,175	5,645,351
Marathon Oil Corp.	105,654	2,552,601
Marathon Petroleum Corp.	75,544	9,216,368
Occidental Petroleum Corp.	120,991	7,444,576
ONEOK, Inc.	74,371	4,864,607
Ovintiv, Inc.	40,961	1,477,873
Phillips 66 Co.	77,541	7,676,559
Pioneer Natural Resources Co.	39,536	8,601,057
Targa Resources Corp.	37,665	2,844,837
The Williams Companies, Inc.	202,670	6,132,794
Valero Energy Corp.	64,149	7,355,966
		253,985,222
TOTAL ENERGY		275,469,170
FINANCIALS - 13.2%
Banks - 3.1%
Bank of America Corp.	1,161,399	34,005,763
Citigroup, Inc.	322,294	15,170,379
Citizens Financial Group, Inc.	81,927	2,534,821
Fifth Third Bancorp	113,704	2,979,045
Huntington Bancshares, Inc.	240,106	2,689,187
JPMorgan Chase & Co.	488,094	67,474,115
KeyCorp	155,473	1,750,626
M&T Bank Corp.	28,167	3,543,409
PNC Financial Services Group, Inc.	66,724	8,690,801
Regions Financial Corp.	155,391	2,837,440
Truist Financial Corp.	220,780	7,193,012
U.S. Bancorp	231,821	7,946,824
Wells Fargo & Co.	634,070	25,204,283
		182,019,705
Capital Markets - 3.0%
Ameriprise Financial, Inc.	17,522	5,346,313
Bank of New York Mellon Corp.	122,387	5,212,462
BlackRock, Inc. Class A	24,920	16,726,304
Blackstone, Inc.	118,190	10,557,913
Cboe Global Markets, Inc.	17,651	2,465,845
Charles Schwab Corp.	253,810	13,259,034
CME Group, Inc.	59,859	11,120,006
FactSet Research Systems, Inc.	6,365	2,620,407
Goldman Sachs Group, Inc.	56,349	19,352,501
Intercontinental Exchange, Inc.	92,995	10,129,945
KKR & Co. LP	96,002	5,094,826
LPL Financial	13,186	2,753,764
MarketAxess Holdings, Inc.	6,264	1,994,270
Moody's Corp.	26,217	8,209,067
Morgan Stanley	217,404	19,559,838
MSCI, Inc.	13,305	6,418,997
NASDAQ, Inc.	56,404	3,123,089
Northern Trust Corp.	34,679	2,710,511
Raymond James Financial, Inc.	32,249	2,919,502
S&P Global, Inc.	54,780	19,862,132
State Street Corp.	58,075	4,196,500
T. Rowe Price Group, Inc.	37,323	4,192,493
		177,825,719
Consumer Finance - 0.5%
American Express Co.	99,067	15,983,470
Capital One Financial Corp.	63,446	6,173,296
Discover Financial Services	44,426	4,596,758
Synchrony Financial	72,722	2,146,026
		28,899,550
Financial Services - 4.5%
Apollo Global Management, Inc.	72,371	4,587,598
Berkshire Hathaway, Inc. Class B (a)	299,810	98,502,576
Block, Inc. Class A (a)	89,425	5,436,146
Fidelity National Information Services, Inc.	98,736	5,797,778
Fiserv, Inc. (a)	105,669	12,904,298
FleetCor Technologies, Inc. (a)	12,270	2,624,798
Global Payments, Inc.	43,775	4,933,880
Jack Henry & Associates, Inc.	12,151	1,984,744
MasterCard, Inc. Class A	140,398	53,355,452
PayPal Holdings, Inc. (a)	188,259	14,307,684
Visa, Inc. Class A	270,397	62,929,494
		267,364,448
Insurance - 2.1%
AFLAC, Inc.	93,169	6,507,855
Allstate Corp.	43,761	5,065,773
American International Group, Inc.	123,626	6,557,123
Aon PLC	34,180	11,114,652
Arch Capital Group Ltd. (a)	61,548	4,620,408
Arthur J. Gallagher & Co.	35,294	7,343,270
Brown & Brown, Inc.	39,112	2,518,422
Chubb Ltd.	69,065	13,920,741
Cincinnati Financial Corp.	26,154	2,783,832
Everest Re Group Ltd.	6,517	2,463,426
Fidelity National Financial, Inc.	45,351	1,609,507
Hartford Financial Services Group, Inc.	52,426	3,721,722
Markel Corp. (a)	2,234	3,057,296
Marsh & McLennan Companies, Inc.	82,371	14,842,430
MetLife, Inc.	109,664	6,725,693
Principal Financial Group, Inc.	37,862	2,827,913
Progressive Corp.	97,328	13,275,539
Prudential Financial, Inc.	61,232	5,327,184
The Travelers Companies, Inc.	38,454	6,965,558
W.R. Berkley Corp.	33,908	1,997,859
Willis Towers Watson PLC	17,764	4,114,142
		127,360,345
TOTAL FINANCIALS		783,469,767
HEALTH CARE - 14.4%
Biotechnology - 2.5%
AbbVie, Inc.	294,278	44,471,291
Alnylam Pharmaceuticals, Inc. (a)	20,471	4,077,823
Amgen, Inc.	88,854	21,301,858
Biogen, Inc. (a)	23,961	7,289,655
BioMarin Pharmaceutical, Inc. (a)	30,924	2,969,941
Exact Sciences Corp. (a)	29,578	1,895,062
Gilead Sciences, Inc.	207,502	17,058,739
Horizon Therapeutics PLC (a)	37,710	4,191,844
Incyte Corp. (a)	30,790	2,291,084
Moderna, Inc. (a)	54,977	7,305,894
Regeneron Pharmaceuticals, Inc. (a)	17,889	14,343,221
Seagen, Inc. (a)	22,862	4,572,400
Vertex Pharmaceuticals, Inc. (a)	42,780	14,576,429
		146,345,241
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	290,134	32,051,103
Align Technology, Inc. (a)	12,088	3,932,226
Baxter International, Inc.	83,972	4,003,785
Becton, Dickinson & Co.	47,242	12,486,533
Boston Scientific Corp. (a)	238,340	12,422,281
DexCom, Inc. (a)	64,299	7,802,041
Edwards Lifesciences Corp. (a)	102,878	9,051,206
GE Healthcare Holding LLC	60,421	4,914,644
Hologic, Inc. (a)	41,027	3,528,732
IDEXX Laboratories, Inc. (a)	13,781	6,782,457
Insulet Corp. (a)	11,556	3,675,270
Intuitive Surgical, Inc. (a)	58,305	17,562,632
Medtronic PLC	221,343	20,131,146
ResMed, Inc.	24,446	5,890,508
STERIS PLC	16,520	3,114,846
Stryker Corp.	56,104	16,811,564
Teleflex, Inc.	7,805	2,127,019
The Cooper Companies, Inc.	8,212	3,132,467
Zimmer Biomet Holdings, Inc.	34,921	4,834,463
		174,254,923
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	26,926	4,492,603
Cardinal Health, Inc.	42,871	3,519,709
Centene Corp. (a)	91,644	6,317,021
Cigna Group	49,700	12,588,513
CVS Health Corp.	213,678	15,664,734
Elevance Health, Inc.	39,741	18,624,620
HCA Holdings, Inc.	35,284	10,138,152
Humana, Inc.	20,796	11,032,070
Laboratory Corp. of America Holdings	14,743	3,342,386
McKesson Corp.	22,787	8,299,937
Molina Healthcare, Inc. (a)	9,717	2,894,597
Quest Diagnostics, Inc.	18,470	2,563,821
UnitedHealth Group, Inc.	155,477	76,508,677
		175,986,840
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	23,449	4,199,247
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	49,229	6,667,083
Avantor, Inc. (a)	112,165	2,184,974
Bio-Techne Corp.	26,168	2,090,300
Charles River Laboratories International, Inc. (a)	8,486	1,613,358
Danaher Corp.	109,071	25,840,011
Illumina, Inc. (a)	26,174	5,380,327
IQVIA Holdings, Inc. (a)	30,898	5,815,931
Mettler-Toledo International, Inc. (a)	3,678	5,485,737
PerkinElmer, Inc.	21,016	2,742,378
Thermo Fisher Scientific, Inc.	65,262	36,213,884
Waters Corp. (a)	9,884	2,968,758
West Pharmaceutical Services, Inc.	12,319	4,450,116
		101,452,857
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	353,793	23,622,759
Catalent, Inc. (a)	30,049	1,506,056
Eli Lilly & Co.	131,232	51,949,500
Johnson & Johnson	435,053	71,218,176
Merck & Co., Inc.	421,894	48,716,100
Pfizer, Inc.	934,063	36,325,710
Royalty Pharma PLC	61,651	2,167,033
Viatris, Inc.	201,777	1,882,579
Zoetis, Inc. Class A	77,554	13,632,442
		251,020,355
TOTAL HEALTH CARE		853,259,463
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	11,250	2,370,488
General Dynamics Corp.	37,447	8,176,178
HEICO Corp. (b)	6,650	1,121,456
HEICO Corp. Class A	11,591	1,555,860
Howmet Aerospace, Inc.	61,264	2,713,383
L3Harris Technologies, Inc.	31,683	6,182,937
Lockheed Martin Corp.	37,809	17,560,390
Northrop Grumman Corp.	23,940	11,042,804
Raytheon Technologies Corp.	243,776	24,353,222
Textron, Inc.	34,735	2,325,161
The Boeing Co. (a)	93,575	19,349,439
TransDigm Group, Inc.	8,631	6,602,715
		103,354,033
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	19,625	1,979,574
Expeditors International of Washington, Inc.	26,477	3,014,142
FedEx Corp.	38,638	8,800,964
United Parcel Service, Inc. Class B	121,442	21,836,486
		35,631,166
Building Products - 0.4%
Carrier Global Corp.	138,804	5,804,783
Johnson Controls International PLC	114,354	6,842,943
Masco Corp.	37,488	2,005,983
Trane Technologies PLC	38,117	7,082,520
		21,736,229
Commercial Services & Supplies - 0.5%
Cintas Corp.	14,374	6,551,238
Copart, Inc. (a)	71,335	5,639,032
Republic Services, Inc.	34,180	4,943,112
Waste Management, Inc.	61,806	10,262,886
		27,396,268
Construction & Engineering - 0.1%
Quanta Services, Inc.	23,779	4,033,870
Electrical Equipment - 0.5%
AMETEK, Inc.	38,215	5,270,995
Eaton Corp. PLC	66,177	11,059,500
Emerson Electric Co.	95,080	7,916,361
Rockwell Automation, Inc.	19,099	5,412,848
		29,659,704
Ground Transportation - 0.9%
CSX Corp.	349,837	10,719,006
J.B. Hunt Transport Services, Inc.	13,809	2,420,580
Norfolk Southern Corp.	37,902	7,695,243
Old Dominion Freight Lines, Inc.	15,075	4,829,879
Uber Technologies, Inc. (a)	331,867	10,304,470
Union Pacific Corp.	101,816	19,925,391
		55,894,569
Industrial Conglomerates - 0.8%
3M Co.	91,602	9,729,964
General Electric Co.	181,260	17,939,302
Honeywell International, Inc.	111,180	22,218,211
		49,887,477
Machinery - 1.6%
Caterpillar, Inc.	86,596	18,947,205
Cummins, Inc.	23,512	5,526,260
Deere & Co.	44,997	17,009,766
Dover Corp.	23,246	3,397,635
Fortive Corp.	58,717	3,704,456
IDEX Corp.	12,550	2,589,316
Illinois Tool Works, Inc.	46,196	11,176,660
Ingersoll Rand, Inc.	67,377	3,841,837
Otis Worldwide Corp.	69,033	5,888,515
PACCAR, Inc.	86,861	6,487,648
Parker Hannifin Corp.	21,343	6,933,914
Stanley Black & Decker, Inc.	24,669	2,129,921
Westinghouse Air Brake Tech Co.	30,262	2,955,690
Xylem, Inc.	29,994	3,114,577
		93,703,400
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (a)	106,689	3,660,500
Southwest Airlines Co.	98,883	2,995,166
United Airlines Holdings, Inc. (a)	54,396	2,382,545
		9,038,211
Professional Services - 0.8%
Automatic Data Processing, Inc.	68,950	15,169,000
Broadridge Financial Solutions, Inc.	19,583	2,847,564
CoStar Group, Inc. (a)	67,672	5,207,360
Equifax, Inc.	20,383	4,247,410
Jacobs Solutions, Inc.	21,083	2,434,243
Leidos Holdings, Inc.	22,747	2,121,385
Paychex, Inc.	53,382	5,864,547
SS&C Technologies Holdings, Inc.	36,473	2,135,129
TransUnion Holding Co., Inc.	32,070	2,206,737
Verisk Analytics, Inc.	26,023	5,051,325
		47,284,700
Trading Companies & Distributors - 0.3%
Fastenal Co.	94,985	5,113,992
Ferguson PLC	34,378	4,841,110
United Rentals, Inc.	11,541	4,167,571
W.W. Grainger, Inc.	7,483	5,204,950
		19,327,623
TOTAL INDUSTRIALS		496,947,250
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	41,186	6,596,350
Cisco Systems, Inc.	683,600	32,300,100
F5, Inc. (a)	9,991	1,342,391
Motorola Solutions, Inc.	27,824	8,107,914
		48,346,755
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	98,944	7,467,304
CDW Corp.	22,528	3,820,524
Corning, Inc.	126,663	4,207,745
Keysight Technologies, Inc. (a)	29,676	4,292,337
TE Connectivity Ltd.	52,659	6,443,882
Teledyne Technologies, Inc. (a)	7,799	3,231,906
Trimble, Inc. (a)	41,032	1,932,607
Zebra Technologies Corp. Class A (a)	8,591	2,474,466
		33,870,771
IT Services - 1.4%
Accenture PLC Class A	104,789	29,371,309
Akamai Technologies, Inc. (a)	26,161	2,144,417
Cloudflare, Inc. (a)	47,682	2,243,438
Cognizant Technology Solutions Corp. Class A	84,693	5,057,019
EPAM Systems, Inc. (a)	9,569	2,702,668
Gartner, Inc. (a)	13,148	3,976,744
GoDaddy, Inc. (a)	25,808	1,953,149
IBM Corp.	150,446	19,017,879
MongoDB, Inc. Class A (a)	11,529	2,766,499
Okta, Inc. (a)	25,466	1,745,185
Snowflake, Inc. (a)	47,627	7,052,606
Twilio, Inc. Class A (a)	29,085	1,530,162
VeriSign, Inc. (a)	15,243	3,380,897
		82,941,972
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)	268,296	23,977,614
Analog Devices, Inc.	84,342	15,171,439
Applied Materials, Inc.	140,288	15,856,753
Broadcom, Inc.	69,537	43,564,931
Enphase Energy, Inc. (a)	22,618	3,713,876
Entegris, Inc.	24,796	1,857,716
First Solar, Inc. (a)	16,497	3,012,022
Intel Corp.	688,399	21,381,673
KLA Corp.	23,043	8,907,041
Lam Research Corp.	22,453	11,767,168
Marvell Technology, Inc.	141,967	5,604,857
Microchip Technology, Inc.	91,151	6,653,111
Micron Technology, Inc.	181,568	11,685,716
Monolithic Power Systems, Inc.	7,446	3,439,829
NVIDIA Corp.	409,349	113,590,254
NXP Semiconductors NV	43,119	7,060,305
onsemi (a)	71,877	5,172,269
Qorvo, Inc. (a)	16,655	1,533,592
Qualcomm, Inc.	185,537	21,670,722
Skyworks Solutions, Inc.	26,451	2,801,161
SolarEdge Technologies, Inc. (a)	9,301	2,656,645
Teradyne, Inc.	25,914	2,368,021
Texas Instruments, Inc.	150,795	25,212,924
		358,659,639
Software - 10.2%
Adobe, Inc. (a)	76,178	28,761,766
ANSYS, Inc. (a)	14,495	4,550,270
Atlassian Corp. PLC (a)	24,977	3,688,104
Autodesk, Inc. (a)	35,903	6,993,545
Cadence Design Systems, Inc. (a)	45,646	9,560,555
Crowdstrike Holdings, Inc. (a)	36,321	4,360,336
Datadog, Inc. Class A (a)	41,304	2,783,064
DocuSign, Inc. (a)	33,498	1,656,141
Fair Isaac Corp. (a)	4,186	3,047,199
Fortinet, Inc. (a)	107,897	6,802,906
Gen Digital, Inc.	94,772	1,674,621
HubSpot, Inc. (a)	8,083	3,402,539
Intuit, Inc.	46,746	20,752,887
Microsoft Corp.	1,238,662	380,591,286
Oracle Corp.	255,738	24,223,503
Palantir Technologies, Inc. (a)(b)	293,108	2,271,587
Palo Alto Networks, Inc. (a)(b)	50,312	9,179,928
Paycom Software, Inc. (a)	8,022	2,329,348
PTC, Inc. (a)	17,710	2,227,741
Roper Technologies, Inc.	17,647	8,025,503
Salesforce, Inc. (a)	166,401	33,008,966
ServiceNow, Inc. (a)	33,779	15,518,748
Splunk, Inc. (a)	25,058	2,161,002
Synopsys, Inc. (a)	25,362	9,417,418
Tyler Technologies, Inc. (a)	6,928	2,625,920
VMware, Inc. Class A (a)	34,687	4,336,916
Workday, Inc. Class A (a)	33,612	6,256,538
Zoom Video Communications, Inc. Class A (a)	35,965	2,209,330
Zscaler, Inc. (a)	14,120	1,272,212
		603,689,879
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	2,474,831	419,929,317
Dell Technologies, Inc.	40,367	1,755,561
Hewlett Packard Enterprise Co.	213,264	3,053,940
HP, Inc.	143,802	4,272,357
NetApp, Inc.	35,866	2,255,613
Seagate Technology Holdings PLC	31,980	1,879,465
Western Digital Corp. (a)	53,125	1,829,625
		434,975,878
TOTAL INFORMATION TECHNOLOGY		1,562,484,894
MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	36,955	10,878,074
Albemarle Corp.	19,493	3,615,172
Celanese Corp. Class A	16,597	1,763,265
CF Industries Holdings, Inc.	32,642	2,336,514
Corteva, Inc.	118,613	7,249,627
Dow, Inc.	117,290	6,380,576
DuPont de Nemours, Inc.	76,230	5,314,756
Eastman Chemical Co.	19,800	1,668,546
Ecolab, Inc.	41,234	6,920,715
FMC Corp.	20,959	2,590,113
International Flavors & Fragrances, Inc.	42,424	4,113,431
Linde PLC	81,958	30,279,383
LyondellBasell Industries NV Class A	42,262	3,998,408
PPG Industries, Inc.	39,108	5,485,288
Sherwin-Williams Co.	39,240	9,321,070
The Mosaic Co.	56,650	2,427,453
		104,342,391
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,331	3,752,219
Vulcan Materials Co.	22,114	3,872,604
		7,624,823
Containers & Packaging - 0.2%
Amcor PLC	247,205	2,711,839
Avery Dennison Corp.	13,473	2,350,769
Ball Corp.	52,230	2,777,591
International Paper Co.	59,183	1,959,549
Packaging Corp. of America	15,397	2,082,598
		11,882,346
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	237,841	9,016,552
Newmont Corp.	132,078	6,260,497
Nucor Corp.	42,099	6,238,230
Reliance Steel & Aluminum Co.	9,766	2,420,015
Steel Dynamics, Inc.	27,754	2,885,028
		26,820,322
TOTAL MATERIALS		150,669,882
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	26,207	3,254,385
American Tower Corp.	77,477	15,835,524
AvalonBay Communities, Inc.	23,277	4,198,472
Crown Castle International Corp.	72,050	8,868,635
Digital Realty Trust, Inc.	47,840	4,743,336
Equinix, Inc.	15,399	11,150,108
Equity Residential (SBI)	56,670	3,584,378
Essex Property Trust, Inc.	10,749	2,361,878
Extra Space Storage, Inc.	22,282	3,387,755
Gaming & Leisure Properties	42,857	2,228,564
Healthpeak Properties, Inc.	91,039	2,000,127
Host Hotels & Resorts, Inc.	119,033	1,924,764
Invitation Homes, Inc.	96,651	3,225,244
Iron Mountain, Inc.	48,373	2,672,125
Mid-America Apartment Communities, Inc.	19,214	2,955,113
Prologis (REIT), Inc.	153,602	19,238,651
Public Storage	26,303	7,754,913
Realty Income Corp.	104,359	6,557,920
SBA Communications Corp. Class A	17,964	4,686,628
Simon Property Group, Inc.	54,403	6,164,948
Sun Communities, Inc.	20,614	2,863,903
UDR, Inc.	51,464	2,127,007
Ventas, Inc.	66,555	3,197,968
VICI Properties, Inc.	167,023	5,668,761
Welltower, Inc.	78,628	6,228,910
Weyerhaeuser Co.	121,933	3,647,016
WP Carey, Inc.	35,044	2,600,265
		143,127,298
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	52,571	4,030,093
TOTAL REAL ESTATE		147,157,391
UTILITIES - 2.7%
Electric Utilities - 1.8%
Alliant Energy Corp.	41,766	2,302,977
American Electric Power Co., Inc.	85,508	7,902,649
Constellation Energy Corp.	54,416	4,211,798
Duke Energy Corp.	128,131	12,669,593
Edison International	63,544	4,676,838
Entergy Corp.	33,859	3,642,551
Evergy, Inc.	38,194	2,372,229
Eversource Energy	57,957	4,498,043
Exelon Corp.	165,361	7,017,921
FirstEnergy Corp.	90,377	3,597,005
NextEra Energy, Inc.	330,671	25,339,319
PG&E Corp. (a)	267,918	4,584,077
PPL Corp.	122,520	3,518,774
Southern Co.	181,161	13,324,392
Xcel Energy, Inc.	91,064	6,366,284
		106,024,450
Gas Utilities - 0.0%
Atmos Energy Corp.	23,823	2,719,157
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	111,139	2,629,549
Multi-Utilities - 0.8%
Ameren Corp.	43,019	3,827,400
CenterPoint Energy, Inc.	104,758	3,191,976
CMS Energy Corp.	48,460	3,017,120
Consolidated Edison, Inc.	59,053	5,814,949
Dominion Energy, Inc.	138,656	7,922,804
DTE Energy Co.	32,238	3,623,874
Public Service Enterprise Group, Inc.	83,027	5,247,306
Sempra Energy	52,307	8,133,215
WEC Energy Group, Inc.	52,491	5,048,059
		45,826,703
Water Utilities - 0.1%
American Water Works Co., Inc.	32,112	4,760,604
TOTAL UTILITIES		161,960,463
TOTAL COMMON STOCKS (Cost $5,088,726,330)		5,926,846,588

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $794,018)	800,000	793,558

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	3,449,375	3,450,065
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	10,411,652	10,412,693
TOTAL MONEY MARKET FUNDS (Cost $13,862,758)		13,862,758

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,103,383,106)	5,941,502,904
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,537,176)
NET ASSETS - 100.0%	5,933,965,728

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	39	Jun 2023	8,167,575	579,190	579,190

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $515,812.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	13,176,399	244,032,273	253,758,607	340,280	-	-	3,450,065	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	15,566,668	115,854,203	121,008,178	57,919	-	-	10,412,693	0.0%
Total	28,743,067	359,886,476	374,766,785	398,199	-	-	13,862,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	493,274,614	493,274,614	-	-
Consumer Discretionary	578,193,885	578,193,885	-	-
Consumer Staples	423,959,809	423,959,809	-	-
Energy	275,469,170	275,469,170	-	-
Financials	783,469,767	783,469,767	-	-
Health Care	853,259,463	853,259,463	-	-
Industrials	496,947,250	496,947,250	-	-
Information Technology	1,562,484,894	1,562,484,894	-	-
Materials	150,669,882	150,669,882	-	-
Real Estate	147,157,391	147,157,391	-	-
Utilities	161,960,463	161,960,463	-	-

U.S. Government and Government Agency Obligations	793,558	-	793,558	-

Money Market Funds	13,862,758	13,862,758	-	-
Total Investments in Securities:	5,941,502,904	5,940,709,346	793,558	-
Derivative Instruments:

Assets
Futures Contracts	579,190	579,190	-	-
Total Assets	579,190	579,190	-	-
Total Derivative Instruments:	579,190	579,190	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	579,190	0
Total Equity Risk	579,190	0
Total Value of Derivatives	579,190	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Large Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,128,943) - See accompanying schedule:
Unaffiliated issuers (cost $5,089,520,348)	$5,927,640,146
Fidelity Central Funds (cost $13,862,758)	13,862,758

Total Investment in Securities (cost $5,103,383,106)		$5,941,502,904
Receivable for fund shares sold		4,248,554
Dividends receivable		4,633,999
Distributions receivable from Fidelity Central Funds		85,734
Receivable for daily variation margin on futures contracts		67,135
Other receivables		2
Total assets		5,950,538,328
Liabilities
Payable for fund shares redeemed	$6,159,675
Collateral on securities loaned	10,412,925
Total Liabilities		16,572,600
Net Assets		$5,933,965,728
Net Assets consist of:
Paid in capital		$5,175,731,943
Total accumulated earnings (loss)		758,233,785
Net Assets		$5,933,965,728
Net Asset Value , offering price and redemption price per share ($5,933,965,728 ÷ 405,141,948 shares)		$14.65

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$46,787,217
Interest		19,069
Income from Fidelity Central Funds (including $57,919 from security lending)		398,199
Total Income		47,204,485
Expenses
Independent trustees' fees and expenses	$17,086
Total expenses before reductions	17,086
Expense reductions	(1,407)
Total expenses after reductions		15,679
Net Investment income (loss)		47,188,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,889,386)
Futures contracts	2,233,057
Total net realized gain (loss)		(41,656,329)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	456,284,711
Futures contracts	(344,411)
Total change in net unrealized appreciation (depreciation)		455,940,300
Net gain (loss)		414,283,971
Net increase (decrease) in net assets resulting from operations		$461,472,777
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,188,806	$78,962,281
Net realized gain (loss)	(41,656,329)	(52,165,460)
Change in net unrealized appreciation (depreciation)	455,940,300	(995,680,128)
Net increase (decrease) in net assets resulting from operations	461,472,777	(968,883,307)
Distributions to shareholders	(80,225,687)	(51,573,510)
Share transactions
Proceeds from sales of shares	612,452,722	2,092,922,018
Reinvestment of distributions	71,732,498	48,118,514
Cost of shares redeemed	(437,740,286)	(917,366,545)
Net increase (decrease) in net assets resulting from share transactions	246,444,934	1,223,673,987
Total increase (decrease) in net assets	627,692,024	203,217,170

Net Assets
Beginning of period	5,306,273,704	5,103,056,534
End of period	$5,933,965,728	$5,306,273,704

Other Information
Shares
Sold	43,716,680	137,692,315
Issued in reinvestment of distributions	5,333,271	2,992,445
Redeemed	(31,269,540)	(61,684,064)
Net increase (decrease)	17,780,411	79,000,696

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.70	$16.55	$11.73	$10.65	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.20	.20	.19	.02
Net realized and unrealized gain (loss)	1.04	(2.91)	4.78	1.01	1.16	(.67)
Total from investment operations	1.16	(2.69)	4.98	1.21	1.35	(.65)
Distributions from net investment income	(.21)	(.16)	(.16)	(.13)	(.04)	-
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.21)	(.16)	(.16)	(.13)	(.05)	-
Net asset value, end of period	$14.65	$13.70	$16.55	$11.73	$10.65	$9.35
Total Return D,E	8.56%	(16.39)%	42.81%	11.45%	14.50%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	1.69% I	1.48%	1.36%	1.80%	1.91%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,933,966	$5,306,274	$5,103,057	$2,375,916	$1,162,779	$105,175
Portfolio turnover rate J	3% I	3%	5% K	5%	3%	1% L

A For the period September 13, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

Fidelity ZERO® Total Market Index Fund
Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.2
Microsoft Corp.	5.6
Amazon.com, Inc.	2.3
NVIDIA Corp.	1.7
Alphabet, Inc. Class A	1.6
Berkshire Hathaway, Inc. Class B	1.5
Alphabet, Inc. Class C	1.4
Meta Platforms, Inc. Class A	1.3
Exxon Mobil Corp.	1.2
UnitedHealth Group, Inc.	1.1
23.9

Market Sectors (% of Fund's net assets)

Information Technology	24.4
Health Care	14.2
Financials	13.5
Consumer Discretionary	10.2
Industrials	9.7
Communication Services	7.6
Consumer Staples	6.7
Energy	4.6
Real Estate	3.1
Materials	2.8
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity ZERO® Total Market Index Fund
Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	6,937	219,070
AST SpaceMobile, Inc. (a)(b)	16,420	87,190
AT&T, Inc.	2,436,391	43,051,029
ATN International, Inc.	4,408	159,437
Bandwidth, Inc. (a)	6,856	83,438
Cogent Communications Group, Inc.	14,126	975,259
Consolidated Communications Holdings, Inc. (a)	21,557	83,426
EchoStar Holding Corp. Class A (a)(b)	11,187	190,962
Frontier Communications Parent, Inc. (a)(b)	77,622	1,749,600
Globalstar, Inc. (a)(b)	243,175	220,317
IDT Corp. Class B (a)	7,292	242,167
Iridium Communications, Inc.	42,599	2,703,759
Liberty Global PLC:
Class A (a)	50,034	976,163
Class C (a)	95,852	1,949,630
Liberty Latin America Ltd.:
Class A (a)	15,780	139,969
Class C (a)	45,576	404,715
Lumen Technologies, Inc. (b)	331,320	785,228
Radius Global Infrastructure, Inc. (a)	26,048	382,645
Verizon Communications, Inc.	1,435,397	55,736,466
		110,140,470
Entertainment - 1.3%
Activision Blizzard, Inc.	243,472	18,920,209
AMC Entertainment Holdings, Inc. Class A (a)(b)	174,481	959,646
Cinemark Holdings, Inc. (a)(b)	36,069	608,845
Electronic Arts, Inc.	89,064	11,336,066
Endeavor Group Holdings, Inc. (a)	60,062	1,548,398
Genius Brands International, Inc. (a)(b)	9,511	24,538
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	5,111	200,198
Class C (a)	12,813	487,150
Liberty Media Corp. Liberty Formula One:
Class A (a)	12,484	808,714
Series C (a)	67,280	4,856,943
Lions Gate Entertainment Corp.:
Class A (a)	27,040	310,960
Class B (a)	34,385	366,888
Live Nation Entertainment, Inc. (a)	49,031	3,323,321
Madison Square Garden Entertainment Corp. (b)	8,912	287,590
Madison Square Garden Sports Corp.	5,959	1,194,780
Marcus Corp. (b)	7,363	129,000
Netflix, Inc. (a)	152,201	50,215,676
Playtika Holding Corp. (a)	31,781	317,810
Roblox Corp. (a)	123,648	4,401,869
Roku, Inc. Class A (a)	41,778	2,348,341
Sciplay Corp. (A Shares) (a)	7,334	125,265
Skillz, Inc. (a)(b)	80,282	49,992
Sphere Entertainment Co. (a)(b)	8,912	250,784
Take-Two Interactive Software, Inc. (a)	54,269	6,745,094
The Walt Disney Co. (a)	624,374	63,998,335
Vivid Seats, Inc. Class A (a)(b)	7,498	53,836
Warner Bros Discovery, Inc.	756,026	10,289,514
Warner Music Group Corp. Class A	40,466	1,232,999
World Wrestling Entertainment, Inc. Class A (b)	14,853	1,591,796
		186,984,557
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	2,041,828	219,169,818
Class C (a)	1,767,880	191,319,974
Angi, Inc. (a)	24,318	55,931
Bumble, Inc. (a)	32,369	589,439
CarGurus, Inc. Class A (a)	33,070	543,671
Cars.com, Inc. (a)	21,357	417,956
Eventbrite, Inc. (a)	30,281	220,143
EverQuote, Inc. Class A (a)	6,308	43,967
fuboTV, Inc. (a)(b)	64,568	73,608
IAC, Inc. (a)	27,075	1,401,673
Match Group, Inc. (a)	96,192	3,549,485
MediaAlpha, Inc. Class A (a)	8,046	59,540
Meta Platforms, Inc. Class A (a)	760,628	182,794,121
Nextdoor Holdings, Inc. (a)(b)	40,427	85,301
Pinterest, Inc. Class A (a)	203,731	4,685,813
QuinStreet, Inc. (a)	18,108	201,180
Rumble, Inc. (a)(b)	27,579	219,529
Shutterstock, Inc.	8,105	543,035
Snap, Inc. Class A (a)	335,080	2,918,547
TripAdvisor, Inc. (a)	34,916	619,061
Vimeo, Inc. (a)	47,609	156,634
Yelp, Inc. (a)	24,487	732,651
Ziff Davis, Inc. (a)	16,399	1,199,423
ZipRecruiter, Inc. (a)	17,931	303,751
Zoominfo Technologies, Inc. (a)	92,794	2,033,117
		613,937,368
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	70,109	245,382
AMC Networks, Inc. Class A (a)	9,034	159,811
Boston Omaha Corp. (a)	7,072	144,693
Cable One, Inc. (b)	1,619	1,227,866
Cardlytics, Inc. (a)(b)	10,525	68,307
Charter Communications, Inc. Class A (a)	36,038	13,287,211
Clear Channel Outdoor Holdings, Inc. (a)	165,279	209,904
Comcast Corp. Class A	1,437,954	59,488,157
DISH Network Corp. Class A (a)	83,785	629,225
E.W. Scripps Co. Class A (a)	20,708	174,568
Entravision Communication Corp. Class A	19,868	124,175
Fox Corp.:
Class A	93,781	3,119,156
Class B	55,647	1,699,459
Gannett Co., Inc. (a)(b)	44,880	85,272
Gray Television, Inc.	27,213	209,812
iHeartMedia, Inc. (a)	33,631	116,700
Integral Ad Science Holding Corp. (a)	12,922	203,263
Interpublic Group of Companies, Inc.	132,470	4,733,153
John Wiley & Sons, Inc. Class A	15,371	592,859
Liberty Broadband Corp.:
Class A (a)	6,220	525,777
Class C (a)	40,170	3,405,613
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	22,889	643,181
Series C (a)	55,817	1,559,527
Magnite, Inc. (a)	38,120	358,328
News Corp.:
Class A	121,826	2,145,356
Class B	48,202	855,586
Nexstar Broadcasting Group, Inc. Class A	12,980	2,251,381
Omnicom Group, Inc.	69,123	6,260,470
Paramount Global:
Class A (b)	10,576	279,841
Class B	165,159	3,853,159
PubMatic, Inc. (a)	13,445	183,659
Quotient Technology, Inc. (a)	31,851	89,820
Scholastic Corp.	9,988	384,238
Sinclair Broadcast Group, Inc. Class A (b)	14,082	280,091
Sirius XM Holdings, Inc.	234,376	890,629
Stagwell, Inc. (a)	34,282	213,234
TechTarget, Inc. (a)	9,370	319,423
TEGNA, Inc.	75,575	1,292,333
The New York Times Co. Class A	56,726	2,254,859
The Trade Desk, Inc. (a)	152,305	9,799,304
Thryv Holdings, Inc. (a)	10,550	236,953
WideOpenWest, Inc. (a)	16,462	188,161
		124,789,896
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	21,012	281,771
NII Holdings, Inc. (a)(c)	11,652	0
Shenandoah Telecommunications Co.	17,297	359,951
Spok Holdings, Inc.	6,975	85,304
T-Mobile U.S., Inc. (a)	202,384	29,123,058
Telephone & Data Systems, Inc.	34,420	344,200
U.S. Cellular Corp. (a)	4,421	93,902
		30,288,186
TOTAL COMMUNICATION SERVICES		1,066,140,477
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 0.3%
Adient PLC (a)	32,559	1,202,729
American Axle & Manufacturing Holdings, Inc. (a)	39,688	283,769
Aptiv PLC (a)	92,782	9,543,557
Autoliv, Inc.	26,771	2,297,220
BorgWarner, Inc.	80,706	3,884,380
Dana, Inc.	42,087	622,467
Dorman Products, Inc. (a)	9,433	812,747
Fox Factory Holding Corp. (a)	14,444	1,601,406
Garrett Motion, Inc. (a)(b)	17,747	146,590
Gentex Corp.	80,363	2,217,215
Gentherm, Inc. (a)	11,396	679,771
Holley, Inc. (a)(b)	16,401	39,526
LCI Industries	8,640	975,974
Lear Corp.	20,149	2,572,221
Luminar Technologies, Inc. (a)(b)	79,028	475,749
Mobileye Global, Inc. (b)	16,076	605,101
Modine Manufacturing Co. (a)	17,038	356,265
Motorcar Parts of America, Inc. (a)	5,514	26,853
Patrick Industries, Inc.	7,205	494,479
QuantumScape Corp. Class A (a)(b)	93,476	654,332
Solid Power, Inc. (a)(b)	40,168	91,181
Standard Motor Products, Inc.	5,903	212,567
Stoneridge, Inc. (a)	9,537	179,582
The Goodyear Tire & Rubber Co. (a)	99,867	1,065,581
Visteon Corp. (a)	9,632	1,352,236
XPEL, Inc. (a)	6,930	506,306
		32,899,804
Automobiles - 1.4%
Canoo, Inc. (a)(b)	115,694	87,349
Faraday Future Intelligent Electric, Inc. (a)(b)	193,616	33,012
Fisker, Inc. (a)(b)	53,176	342,453
Ford Motor Co.	1,335,889	15,870,361
General Motors Co.	475,827	15,721,324
Harley-Davidson, Inc.	46,136	1,711,646
Lordstown Motors Corp. Class A (a)(b)	68,544	35,849
Lucid Group, Inc. Class A (a)(b)	219,371	1,741,806
Mullen Automotive, Inc. (a)(b)	833,333	64,083
Rivian Automotive, Inc. (a)(b)	186,271	2,387,994
Tesla, Inc. (a)	919,161	151,027,344
Thor Industries, Inc. (b)	18,208	1,438,796
Winnebago Industries, Inc.	10,148	590,005
Workhorse Group, Inc. (a)(b)	46,078	43,415
		191,095,437
Broadline Retail - 2.4%
Amazon.com, Inc. (a)	3,046,613	321,265,341
Big Lots, Inc. (b)	8,969	80,631
ContextLogic, Inc. (a)(b)	5,840	42,106
Dillard's, Inc. Class A (b)	1,127	336,286
eBay, Inc.	185,734	8,623,630
Etsy, Inc. (a)	43,049	4,349,240
Groupon, Inc. (a)(b)	6,540	23,413
Kohl's Corp. (b)	38,335	844,520
Macy's, Inc.	92,580	1,512,757
Nordstrom, Inc. (b)	37,293	576,550
Ollie's Bargain Outlet Holdings, Inc. (a)	20,027	1,306,762
Qurate Retail, Inc. Series A (a)(b)	107,271	85,452
		339,046,688
Distributors - 0.1%
Funko, Inc. (a)(b)	10,992	108,381
Genuine Parts Co.	48,204	8,113,215
LKQ Corp.	86,982	5,021,471
Pool Corp.	13,294	4,670,448
		17,913,515
Diversified Consumer Services - 0.1%
2U, Inc. (a)	26,426	146,400
ADT, Inc.	71,088	476,290
Adtalem Global Education, Inc. (a)	15,270	619,504
American Public Education, Inc. (a)	5,877	33,499
Bright Horizons Family Solutions, Inc. (a)	19,880	1,513,266
Carriage Services, Inc.	4,464	128,161
Chegg, Inc. (a)	43,613	784,162
Coursera, Inc. (a)	29,757	370,177
Duolingo, Inc. (a)	8,698	1,184,320
European Wax Center, Inc. (b)	9,848	185,536
Frontdoor, Inc. (a)	27,738	758,912
Graham Holdings Co.	1,276	734,427
Grand Canyon Education, Inc. (a)	10,661	1,265,461
H&R Block, Inc.	51,244	1,737,684
Laureate Education, Inc. Class A	45,304	561,317
Mister Car Wash, Inc. (a)	28,432	250,770
Nerdy, Inc. Class A (a)(b)	20,463	81,238
OneSpaWorld Holdings Ltd. (a)	20,157	241,884
Perdoceo Education Corp. (a)	25,281	328,147
Rover Group, Inc. Class A (a)	34,944	158,296
Service Corp. International	52,693	3,698,522
Strategic Education, Inc.	7,405	651,640
Stride, Inc. (a)	14,016	602,127
Udemy, Inc. (a)	22,946	208,579
WW International, Inc. (a)(b)	15,891	132,690
		16,853,009
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc. (a)	17,172	151,972
Airbnb, Inc. Class A (a)	136,181	16,296,780
ARAMARK Holdings Corp.	89,758	3,114,603
Bally's Corp. (a)	8,473	145,736
BJ's Restaurants, Inc. (a)	8,081	262,956
Bloomin' Brands, Inc.	29,904	740,722
Bluegreen Vacations Holding Corp. Class A	3,011	86,687
Booking Holdings, Inc. (a)	13,256	35,609,725
Bowlero Corp. Class A (a)	12,059	176,423
Boyd Gaming Corp.	27,209	1,888,305
Brinker International, Inc. (a)	14,549	580,796
Caesars Entertainment, Inc. (a)	73,789	3,341,904
Carnival Corp. (a)(b)	344,070	3,168,885
Chipotle Mexican Grill, Inc. (a)	9,441	19,520,400
Choice Hotels International, Inc. (b)	9,603	1,224,575
Churchill Downs, Inc.	11,169	3,267,268
Chuy's Holdings, Inc. (a)	6,350	221,488
Cracker Barrel Old Country Store, Inc.	7,450	790,892
Darden Restaurants, Inc.	41,705	6,336,241
Dave & Buster's Entertainment, Inc. (a)	15,464	548,353
Denny's Corp. (a)	20,084	225,142
Dine Brands Global, Inc.	5,192	337,117
Domino's Pizza, Inc.	12,131	3,851,229
Doordash, Inc. (a)	90,032	5,509,058
Draftkings Holdings, Inc.	152,798	3,347,804
Dutch Bros, Inc. (a)(b)	9,997	311,407
El Pollo Loco Holdings, Inc.	6,707	62,509
Everi Holdings, Inc. (a)	29,457	447,746
Expedia, Inc. (a)	50,613	4,755,597
First Watch Restaurant Group, Inc. (a)	3,215	51,697
Golden Entertainment, Inc. (a)	7,270	306,503
Hilton Grand Vacations, Inc. (a)	27,036	1,157,141
Hilton Worldwide Holdings, Inc.	90,825	13,080,617
Hyatt Hotels Corp. Class A (a)	16,380	1,872,234
Inspired Entertainment, Inc. (a)	8,914	114,099
Jack in the Box, Inc.	6,947	643,917
Krispy Kreme, Inc. (b)	23,494	361,338
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,424	98,142
Las Vegas Sands Corp. (a)	112,275	7,168,759
Life Time Group Holdings, Inc. (a)(b)	19,354	402,370
Light & Wonder, Inc. Class A (a)	31,553	1,902,330
Lindblad Expeditions Holdings (a)	11,546	130,585
Marriott International, Inc. Class A	92,005	15,580,127
Marriott Vacations Worldwide Corp.	13,255	1,783,593
McDonald's Corp.	250,203	73,997,537
MGM Resorts International	107,819	4,843,229
Monarch Casino & Resort, Inc.	4,629	321,067
Norwegian Cruise Line Holdings Ltd. (a)(b)	142,717	1,905,272
Papa John's International, Inc.	11,472	857,991
Penn Entertainment, Inc. (a)	53,537	1,594,867
Planet Fitness, Inc. (a)	28,456	2,365,832
Playa Hotels & Resorts NV (a)	45,053	419,443
PlayAGS, Inc. (a)	8,714	46,010
Portillo's, Inc. (a)(b)	15,792	341,423
RCI Hospitality Holdings, Inc.	2,850	213,465
Red Robin Gourmet Burgers, Inc. (a)(b)	5,267	68,840
Red Rock Resorts, Inc.	16,095	785,436
Royal Caribbean Cruises Ltd. (a)	74,822	4,895,603
Rush Street Interactive, Inc. (a)	17,386	54,070
Ruth's Hospitality Group, Inc.	12,382	200,093
Sabre Corp. (a)(b)	107,740	430,960
SeaWorld Entertainment, Inc. (a)	13,129	704,502
Shake Shack, Inc. Class A (a)	12,901	707,104
Six Flags Entertainment Corp. (a)(b)	25,223	612,162
Soho House & Co., Inc. Class A (a)(b)	16,622	108,542
Sonder Holdings, Inc. (a)	55,444	22,738
Starbucks Corp.	392,621	44,872,654
Sweetgreen, Inc. Class A (a)(b)	27,132	215,428
Target Hospitality Corp. (a)	8,371	105,558
Texas Roadhouse, Inc. Class A	22,754	2,517,047
The Cheesecake Factory, Inc. (b)	15,739	530,247
Travel+Leisure Co.	27,308	1,045,077
Vail Resorts, Inc.	13,719	3,299,694
Wendy's Co.	58,307	1,288,585
Wingstop, Inc.	10,097	2,020,511
Wyndham Hotels & Resorts, Inc.	30,257	2,064,133
Wynn Resorts Ltd. (a)	35,374	4,042,541
Xponential Fitness, Inc. (a)	8,322	275,292
Yum! Brands, Inc.	95,643	13,445,493
		332,194,218
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	11,980	255,294
Cavco Industries, Inc. (a)	2,856	857,428
Century Communities, Inc.	9,918	667,878
D.R. Horton, Inc.	106,788	11,727,458
Dream Finders Homes, Inc. (a)(b)	7,913	120,673
Ethan Allen Interiors, Inc.	7,805	217,994
Garmin Ltd.	52,187	5,123,198
GoPro, Inc. Class A (a)	39,914	170,832
Green Brick Partners, Inc. (a)	9,015	335,989
Helen of Troy Ltd. (a)	7,992	801,917
Hovnanian Enterprises, Inc. Class A (a)	1,785	131,679
Installed Building Products, Inc.	8,167	1,014,913
iRobot Corp. (a)(b)	9,392	369,387
KB Home	27,839	1,219,905
La-Z-Boy, Inc.	14,765	424,198
Leggett & Platt, Inc.	46,029	1,487,197
Lennar Corp.:
Class A	84,579	9,541,357
Class B	7,307	714,771
LGI Homes, Inc. (a)	7,275	864,270
Lovesac (a)(b)	5,816	152,903
M.D.C. Holdings, Inc.	20,173	826,488
M/I Homes, Inc. (a)	9,349	632,366
Meritage Homes Corp.	12,467	1,596,399
Mohawk Industries, Inc. (a)	18,100	1,916,790
Newell Brands, Inc.	128,051	1,555,820
NVR, Inc. (a)	1,033	6,032,720
PulteGroup, Inc.	77,171	5,182,033
Purple Innovation, Inc.	23,698	70,383
Skyline Champion Corp. (a)	18,021	1,336,618
Sonos, Inc. (a)(b)	42,281	893,820
Taylor Morrison Home Corp. (a)	37,285	1,606,611
Tempur Sealy International, Inc.	58,644	2,197,391
Toll Brothers, Inc.	34,697	2,217,485
TopBuild Corp. (a)	10,869	2,450,742
Traeger, Inc. (a)(b)	20,534	62,423
TRI Pointe Homes, Inc. (a)	35,358	1,014,067
Tupperware Brands Corp. (a)	14,787	18,484
Universal Electronics, Inc. (a)	4,159	41,798
Vizio Holding Corp. (a)(b)	18,362	157,362
Vuzix Corp. (a)(b)	22,555	90,671
Whirlpool Corp.	18,808	2,625,409
ZAGG, Inc. rights (a)(c)	5,004	0
		68,725,121
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	10,772	540,000
AMMO, Inc. (a)(b)	26,348	51,906
Brunswick Corp.	24,395	2,068,452
Clarus Corp.	8,300	80,759
Hasbro, Inc.	44,946	2,661,702
JAKKS Pacific, Inc. (a)	2,987	66,909
Johnson Outdoors, Inc. Class A	2,012	116,696
Latham Group, Inc. (a)	10,095	24,329
Malibu Boats, Inc. Class A (a)	7,061	400,712
MasterCraft Boat Holdings, Inc. (a)	5,946	174,039
Mattel, Inc. (a)	121,969	2,195,442
Peloton Interactive, Inc. Class A (a)	114,969	1,020,925
Polaris, Inc.	18,674	2,028,930
Smith & Wesson Brands, Inc.	14,706	176,766
Solo Brands, Inc. Class A (a)	5,239	41,860
Sturm, Ruger & Co., Inc.	6,079	349,907
Topgolf Callaway Brands Corp. (a)(b)	48,658	1,078,748
Vista Outdoor, Inc. (a)	18,523	446,404
YETI Holdings, Inc. (a)	29,886	1,179,003
		14,703,489
Specialty Retail - 2.2%
1-800-FLOWERS.com, Inc. Class A (a)	9,976	91,879
Abercrombie & Fitch Co. Class A (a)	16,815	395,825
Academy Sports & Outdoors, Inc. (b)	26,869	1,706,719
Advance Auto Parts, Inc.	20,396	2,560,310
America's Car Mart, Inc. (a)	1,873	150,570
American Eagle Outfitters, Inc.	61,371	821,758
Arhaus, Inc. (a)(b)	9,191	73,712
Arko Corp.	23,456	196,092
Asbury Automotive Group, Inc. (a)	7,473	1,445,727
AutoNation, Inc. (a)	11,553	1,521,530
AutoZone, Inc. (a)	6,415	17,085,134
BARK, Inc. (a)	37,811	41,592
Bath & Body Works, Inc.	78,629	2,759,878
Best Buy Co., Inc.	67,032	4,995,225
Big 5 Sporting Goods Corp. (b)	6,167	48,596
Boot Barn Holdings, Inc. (a)	9,902	717,598
Build-A-Bear Workshop, Inc.	4,847	112,450
Burlington Stores, Inc. (a)	22,348	4,308,918
Caleres, Inc.	11,884	270,955
Camping World Holdings, Inc.	13,785	308,646
CarMax, Inc. (a)(b)	54,282	3,801,368
CarParts.com, Inc. (a)	14,327	67,910
Carvana Co. Class A (a)(b)	33,095	229,679
Chewy, Inc. (a)(b)	31,785	985,653
Chico's FAS, Inc. (a)	41,102	207,154
Citi Trends, Inc. (a)	2,626	45,325
Designer Brands, Inc. Class A	18,042	147,764
Destination XL Group, Inc. (a)	15,979	70,148
Dick's Sporting Goods, Inc.	20,388	2,956,464
EVgo, Inc. Class A (a)(b)	24,760	148,312
Five Below, Inc. (a)	19,049	3,759,511
Floor & Decor Holdings, Inc. Class A (a)(b)	36,094	3,585,578
Foot Locker, Inc.	27,745	1,165,013
Franchise Group, Inc.	9,030	264,128
GameStop Corp. Class A (b)	86,804	1,674,449
Gap, Inc.	69,960	671,616
Genesco, Inc. (a)	3,965	137,427
Group 1 Automotive, Inc.	5,071	1,138,338
GrowGeneration Corp. (a)(b)	21,926	74,987
Guess?, Inc. (b)	10,656	200,866
Haverty Furniture Companies, Inc.	4,330	130,506
Hibbett, Inc.	4,391	238,563
Lands' End, Inc. (a)(b)	4,138	29,669
Lazydays Holdings, Inc. (a)(b)	2,780	32,943
Leslie's, Inc. (a)(b)	50,834	551,549
Lithia Motors, Inc. Class A (sub. vtg.)	9,269	2,047,429
LL Flooring Holdings, Inc. (a)	8,215	27,027
Lowe's Companies, Inc.	206,657	42,949,524
MarineMax, Inc. (a)	7,632	222,244
Monro, Inc. (b)	10,621	519,154
Murphy U.S.A., Inc.	6,841	1,882,848
National Vision Holdings, Inc. (a)	25,889	544,705
O'Reilly Automotive, Inc. (a)	21,309	19,546,959
OneWater Marine, Inc. Class A (a)(b)	3,554	93,826
Overstock.com, Inc. (a)	14,993	305,257
Penske Automotive Group, Inc. (b)	8,690	1,204,260
Petco Health & Wellness Co., Inc. (a)(b)	28,457	283,432
PetMed Express, Inc. (b)	6,573	101,027
Rent the Runway, Inc. Class A (a)(b)	16,188	42,251
Revolve Group, Inc. (a)(b)	14,429	297,959
RH (a)	6,461	1,648,395
Ross Stores, Inc.	117,713	12,563,508
Sally Beauty Holdings, Inc. (a)	36,645	521,458
Shoe Carnival, Inc. (b)	5,117	118,970
Signet Jewelers Ltd. (b)	15,491	1,139,828
Sleep Number Corp. (a)(b)	7,577	170,861
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	5,687	253,185
Sportsman's Warehouse Holdings, Inc. (a)	12,954	80,574
Stitch Fix, Inc. (a)(b)	25,015	85,301
The Aaron's Co., Inc.	10,942	146,076
The Buckle, Inc.	9,866	330,807
The Cato Corp. Class A (sub. vtg.)	5,869	48,419
The Children's Place, Inc. (a)(b)	4,166	123,480
The Container Store Group, Inc. (a)	10,974	33,910
The Home Depot, Inc.	348,275	104,670,569
The ODP Corp. (a)	13,403	579,144
The RealReal, Inc. (a)(b)	23,604	26,436
thredUP, Inc. (a)	25,010	66,026
Tilly's, Inc. (a)(b)	6,975	52,382
TJX Companies, Inc.	394,681	31,108,756
Tractor Supply Co.	37,794	9,010,090
TravelCenters of America LLC (a)	4,081	351,497
Ulta Beauty, Inc. (a)	17,402	9,595,985
Upbound Group, Inc.	16,763	446,902
Urban Outfitters, Inc. (a)(b)	21,835	590,855
Victoria's Secret & Co. (a)	27,578	855,194
Vroom, Inc. (a)(b)	38,425	31,082
Warby Parker, Inc. (a)	22,586	237,831
Wayfair LLC Class A (a)(b)	26,597	926,374
Williams-Sonoma, Inc. (b)	22,795	2,759,107
Winmark Corp.	941	314,219
Zumiez, Inc. (a)(b)	5,577	97,514
		310,980,671
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (a)(b)	30,067	37,584
Capri Holdings Ltd. (a)	42,494	1,763,501
Carter's, Inc. (b)	13,358	931,988
Columbia Sportswear Co.	11,964	999,473
Crocs, Inc. (a)	21,002	2,597,317
Deckers Outdoor Corp. (a)	9,022	4,324,605
Fossil Group, Inc. (a)	13,488	45,320
G-III Apparel Group Ltd. (a)	13,833	217,178
Hanesbrands, Inc. (b)	115,594	605,713
Kontoor Brands, Inc. (b)	16,644	751,809
Levi Strauss & Co. Class A	31,729	458,801
lululemon athletica, Inc. (a)	39,678	15,074,863
Movado Group, Inc.	4,961	127,101
NIKE, Inc. Class B	425,702	53,944,957
Oxford Industries, Inc.	5,127	529,055
PVH Corp.	21,817	1,872,117
Ralph Lauren Corp.	14,207	1,630,822
Samsonite International SA (a)(d)	486,000	1,540,059
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	45,906	2,441,740
Steven Madden Ltd.	25,209	883,323
Tapestry, Inc.	80,500	3,285,205
Under Armour, Inc.:
Class A (sub. vtg.) (a)	66,210	587,283
Class C (non-vtg.) (a)	65,421	525,985
Unifi, Inc. (a)	3,888	34,137
VF Corp.	112,939	2,655,196
Wolverine World Wide, Inc.	26,576	444,882
		98,310,014
TOTAL CONSUMER DISCRETIONARY		1,422,721,966
CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	3,156	1,002,062
Brown-Forman Corp. Class B (non-vtg.)	62,768	4,085,569
Celsius Holdings, Inc. (a)(b)	13,910	1,329,379
Coca-Cola Bottling Co. Consolidated	1,551	914,252
Constellation Brands, Inc. Class A (sub. vtg.)	55,589	12,756,008
Duckhorn Portfolio, Inc. (a)	14,458	218,316
Keurig Dr. Pepper, Inc.	290,241	9,490,881
MGP Ingredients, Inc.	5,479	540,668
Molson Coors Beverage Co. Class B	63,664	3,786,735
Monster Beverage Corp.	260,464	14,585,984
National Beverage Corp. (a)(b)	8,393	417,132
PepsiCo, Inc.	470,453	89,804,773
The Coca-Cola Co.	1,329,331	85,276,584
The Vita Coco Co., Inc. (a)	8,443	182,791
		224,391,134
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	55,259	1,154,913
Andersons, Inc.	10,423	465,908
BJ's Wholesale Club Holdings, Inc. (a)	46,000	3,513,020
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	1
warrants 11/4/28 (a)	2,361	0
warrants 11/4/28 (a)	2,361	0
Casey's General Stores, Inc.	12,750	2,917,455
Chefs' Warehouse Holdings (a)	11,657	387,712
Costco Wholesale Corp.	151,611	76,293,687
Dollar General Corp.	76,415	16,922,866
Dollar Tree, Inc. (a)	71,107	10,929,857
Grocery Outlet Holding Corp. (a)	30,924	920,917
Ingles Markets, Inc. Class A	4,724	434,797
Kroger Co.	222,591	10,824,600
Performance Food Group Co. (a)	53,530	3,355,796
PriceSmart, Inc.	8,507	626,796
Rite Aid Corp. (a)(b)	19,545	41,045
SpartanNash Co.	12,270	300,860
Sprouts Farmers Market LLC (a)	36,017	1,248,349
Sysco Corp.	173,609	13,322,755
Target Corp.	157,347	24,821,489
U.S. Foods Holding Corp. (a)	69,472	2,667,725
United Natural Foods, Inc. (a)	19,569	533,647
Walgreens Boots Alliance, Inc.	244,445	8,616,686
Walmart, Inc.	478,956	72,307,987
Weis Markets, Inc.	5,396	445,116
		253,053,984
Food Products - 1.2%
Alico, Inc.	1,302	30,675
Archer Daniels Midland Co.	187,042	14,604,239
B&G Foods, Inc. Class A	24,534	393,525
Benson Hill, Inc. (a)	41,028	43,490
Beyond Meat, Inc. (a)(b)	20,790	281,497
BRC, Inc. Class A (a)(b)	15,528	80,901
Bunge Ltd.	51,342	4,805,611
Cal-Maine Foods, Inc.	13,003	617,643
Calavo Growers, Inc.	5,790	185,048
Campbell Soup Co.	68,855	3,738,827
Conagra Brands, Inc.	162,987	6,186,987
Darling Ingredients, Inc. (a)	54,959	3,273,908
Flowers Foods, Inc. (b)	65,865	1,811,946
Fresh Del Monte Produce, Inc.	10,215	293,273
Freshpet, Inc. (a)(b)	16,853	1,162,351
General Mills, Inc.	201,458	17,855,223
Hormel Foods Corp.	98,483	3,982,653
Hostess Brands, Inc. Class A (a)	45,647	1,175,867
Ingredion, Inc.	22,577	2,397,000
J&J Snack Foods Corp.	5,119	784,231
John B. Sanfilippo & Son, Inc.	3,286	341,580
Kellogg Co.	87,471	6,102,852
Lamb Weston Holdings, Inc.	49,166	5,497,250
Lancaster Colony Corp.	6,790	1,419,925
Lifecore Biomedical (a)(b)	7,264	30,872
McCormick & Co., Inc. (non-vtg.)	85,743	7,532,523
Mission Produce, Inc. (a)	15,823	180,224
Mondelez International, Inc.	465,557	35,717,533
Pilgrim's Pride Corp. (a)	14,928	340,508
Post Holdings, Inc. (a)	18,621	1,685,014
Seaboard Corp.	89	350,755
Seneca Foods Corp. Class A (a)	1,775	84,490
Sovos Brands, Inc. (a)	12,978	222,573
The Hain Celestial Group, Inc. (a)	30,169	540,930
The Hershey Co.	50,203	13,708,431
The J.M. Smucker Co.	36,577	5,647,855
The Kraft Heinz Co.	272,003	10,681,558
The Simply Good Foods Co. (a)	29,484	1,072,333
Tootsie Roll Industries, Inc.	5,987	244,749
TreeHouse Foods, Inc. (a)	17,234	917,711
Tyson Foods, Inc. Class A	97,199	6,073,966
Utz Brands, Inc. Class A	23,065	436,159
Vital Farms, Inc. (a)	9,921	127,782
Westrock Coffee Holdings	6,229	76,181
Whole Earth Brands, Inc. Class A (a)	12,713	30,511
		162,769,160
Household Products - 1.3%
Central Garden & Pet Co. (a)	4,368	160,917
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,892	455,474
Church & Dwight Co., Inc.	83,221	8,082,424
Colgate-Palmolive Co.	285,412	22,775,878
Energizer Holdings, Inc.	21,770	727,771
Kimberly-Clark Corp.	115,239	16,696,979
Procter & Gamble Co.	805,761	126,004,905
Reynolds Consumer Products, Inc.	18,341	514,098
Spectrum Brands Holdings, Inc.	13,778	916,237
The Clorox Co.	42,134	6,978,233
WD-40 Co. (b)	4,751	904,590
		184,217,506
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	45,432	1,635,098
Coty, Inc. Class A (a)	126,990	1,507,371
Edgewell Personal Care Co.	16,989	741,910
elf Beauty, Inc. (a)	17,353	1,609,664
Estee Lauder Companies, Inc. Class A	79,219	19,544,912
Herbalife Ltd. (a)	32,772	486,992
Inter Parfums, Inc.	6,148	933,205
MediFast, Inc. (b)	3,546	324,991
Nu Skin Enterprises, Inc. Class A	16,670	657,798
The Beauty Health Co. (a)(b)	34,495	395,313
The Honest Co., Inc. (a)	21,936	36,414
USANA Health Sciences, Inc. (a)	3,430	227,649
		28,101,317
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	68,027	48,326
Altria Group, Inc.	610,557	29,007,563
Philip Morris International, Inc.	529,772	52,961,307
Turning Point Brands, Inc.	5,451	129,679
Universal Corp.	8,422	462,284
Vector Group Ltd.	45,212	576,001
		83,185,160
TOTAL CONSUMER STAPLES		935,718,261
ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Archrock, Inc.	44,133	454,129
Baker Hughes Co. Class A	344,687	10,078,648
Bristow Group, Inc. (a)	7,165	160,281
Cactus, Inc.	23,052	933,145
Championx Corp.	67,740	1,834,399
Core Laboratories NV	16,556	372,676
Diamond Offshore Drilling, Inc. (a)	36,311	417,213
DMC Global, Inc. (a)	5,938	112,466
Dril-Quip, Inc. (a)	11,687	318,821
Expro Group Holdings NV (a)	22,418	445,894
Halliburton Co.	310,106	10,155,972
Helix Energy Solutions Group, Inc. (a)	47,807	346,601
Helmerich & Payne, Inc.	34,853	1,155,725
Liberty Oilfield Services, Inc. Class A	50,365	645,176
Nabors Industries Ltd. (a)	3,076	306,800
Newpark Resources, Inc. (a)	30,303	121,212
Nextier Oilfield Solutions, Inc. (a)	54,901	443,600
Noble Corp. PLC	33,103	1,272,810
NOV, Inc.	133,306	2,232,876
Oceaneering International, Inc. (a)	33,728	597,997
Oil States International, Inc. (a)	23,608	166,200
Patterson-UTI Energy, Inc.	72,323	809,294
ProFrac Holding Corp.	11,964	133,997
ProPetro Holding Corp. (a)	33,424	231,963
RPC, Inc.	27,485	203,114
Schlumberger Ltd.	485,659	23,967,272
Select Energy Services, Inc. Class A	25,456	189,138
Solaris Oilfield Infrastructure, Inc. Class A	9,618	73,866
TechnipFMC PLC (a)	153,829	2,105,919
TETRA Technologies, Inc. (a)	39,064	111,332
Tidewater, Inc. (a)	16,689	751,506
Transocean Ltd. (United States) (a)(b)	227,560	1,342,604
U.S. Silica Holdings, Inc. (a)	26,630	347,522
Valaris Ltd. (a)	20,795	1,247,700
Weatherford International PLC (a)	21,582	1,394,845
		65,482,713
Oil, Gas & Consumable Fuels - 4.2%
Alto Ingredients, Inc. (a)	22,163	29,034
Amplify Energy Corp. (a)(b)	12,160	84,026
Antero Midstream GP LP	117,983	1,269,497
Antero Resources Corp. (a)	94,201	2,165,681
APA Corp.	109,569	4,037,618
Arch Resources, Inc.	6,131	749,515
Ardmore Shipping Corp.	12,594	185,006
Berry Corp.	22,204	169,639
California Resources Corp.	25,653	1,038,947
Callon Petroleum Co. (a)	18,134	600,961
Centrus Energy Corp. Class A (a)	4,365	127,895
Cheniere Energy, Inc.	85,013	13,006,989
Chesapeake Energy Corp.	36,602	3,026,253
Chevron Corp.	607,762	102,456,518
Chord Energy Corp.	14,340	2,041,012
Civitas Resources, Inc. (b)	18,063	1,247,250
Clean Energy Fuels Corp. (a)	60,881	259,962
CNX Resources Corp. (a)(b)	60,366	937,484
Comstock Resources, Inc. (b)	31,412	361,238
ConocoPhillips Co.	418,283	43,037,138
CONSOL Energy, Inc.	11,070	656,894
Coterra Energy, Inc.	270,072	6,913,843
Crescent Energy, Inc. Class A (b)	13,409	155,813
CVR Energy, Inc.	10,015	263,795
Delek U.S. Holdings, Inc.	23,062	501,599
Denbury, Inc. (a)	16,866	1,574,947
Devon Energy Corp.	223,567	11,945,185
Diamondback Energy, Inc.	62,803	8,930,587
Dorian LPG Ltd.	11,167	248,131
DT Midstream, Inc.	32,523	1,602,408
Earthstone Energy, Inc. (a)(b)	12,328	167,168
Enviva, Inc.	11,290	242,735
EOG Resources, Inc.	200,812	23,991,010
EQT Corp.	125,023	4,355,801
Equitrans Midstream Corp.	145,705	750,381
Evolution Petroleum Corp.	13,086	86,237
Excelerate Energy, Inc.	6,772	145,598
Exxon Mobil Corp.	1,407,056	166,511,007
Gevo, Inc. (a)(b)	84,644	98,187
Green Plains, Inc. (a)(b)	20,419	697,717
Gulfport Energy Corp. (a)(b)	4,072	368,353
Hallador Energy Co. (a)	8,781	70,599
Hess Corp.	94,856	13,759,811
HF Sinclair Corp.	45,776	2,019,179
International Seaways, Inc.	13,976	556,524
Kinder Morgan, Inc.	676,193	11,596,710
Kinetik Holdings, Inc.	8,069	248,525
Kosmos Energy Ltd. (a)	156,975	1,004,640
Magnolia Oil & Gas Corp. Class A	55,664	1,175,624
Marathon Oil Corp.	218,129	5,269,997
Marathon Petroleum Corp.	155,225	18,937,450
Matador Resources Co.	38,470	1,886,184
Murphy Oil Corp.	49,575	1,819,898
National Energy Services Reunited Corp. (a)	18,740	57,157
New Fortress Energy, Inc.	16,237	491,819
Nextdecade Corp. (a)(b)	20,951	130,525
Northern Oil & Gas, Inc.	26,051	864,112
Occidental Petroleum Corp.	248,666	15,300,419
ONEOK, Inc.	152,870	9,999,227
Overseas Shipholding Group, Inc. (a)	24,314	93,366
Ovintiv, Inc.	84,399	3,045,116
Par Pacific Holdings, Inc. (a)	19,127	448,146
PBF Energy, Inc. Class A	38,613	1,346,049
PDC Energy, Inc.	31,411	2,043,286
Peabody Energy Corp. (b)	39,387	946,076
Permian Resource Corp. Class A	80,982	846,262
Phillips 66 Co.	159,339	15,774,561
Pioneer Natural Resources Co.	81,236	17,672,892
Range Resources Corp.	81,815	2,164,007
Ranger Oil Corp.	6,464	266,317
Rex American Resources Corp. (a)	4,956	140,205
Riley Exploration Permian, Inc.	1,673	70,283
Ring Energy, Inc. (a)(b)	25,461	46,084
SandRidge Energy, Inc. (a)	9,484	134,388
Scorpio Tankers, Inc.	18,693	976,709
SilverBow Resources, Inc. (a)	4,422	105,465
Sitio Royalties Corp.	24,759	628,631
SM Energy Co.	42,568	1,195,309
Southwestern Energy Co. (a)	373,609	1,939,031
Talos Energy, Inc. (a)	21,056	286,993
Targa Resources Corp.	77,560	5,858,107
Teekay Corp. (a)	20,995	118,622
Teekay Tankers Ltd. (a)	7,900	319,871
Tellurian, Inc. (a)(b)	165,080	234,414
Texas Pacific Land Corp. (b)	2,094	3,094,199
The Williams Companies, Inc.	416,472	12,602,443
Uranium Energy Corp. (a)(b)	121,674	317,569
VAALCO Energy, Inc.	36,392	155,758
Valero Energy Corp.	131,860	15,120,386
Vertex Energy, Inc. (a)(b)	19,857	156,870
Vital Energy, Inc. (a)	5,512	256,473
Vitesse Energy, Inc. (b)	7,198	132,443
W&T Offshore, Inc. (a)	29,817	130,300
World Fuel Services Corp.	20,795	491,594
		581,385,684
TOTAL ENERGY		646,868,397
FINANCIALS - 13.5%
Banks - 3.4%
1st Source Corp.	5,470	227,990
Amalgamated Financial Corp.	6,379	103,850
Amerant Bancorp, Inc. Class A	9,784	181,982
Ameris Bancorp	22,854	765,609
Associated Banc-Corp.	49,984	891,215
Atlantic Union Bankshares Corp.	24,742	708,116
Axos Financial, Inc. (a)	18,628	757,601
Banc of California, Inc.	19,045	216,161
BancFirst Corp.	6,144	490,844
Bancorp, Inc., Delaware (a)	19,373	618,192
Bank First National Corp.	2,399	164,068
Bank of America Corp.	2,385,864	69,858,098
Bank of Hawaii Corp. (b)	13,866	671,530
Bank of Marin Bancorp	4,967	87,568
Bank OZK	38,533	1,376,399
BankUnited, Inc.	24,709	557,188
Banner Corp.	11,573	577,724
Berkshire Hills Bancorp, Inc.	15,438	328,366
BOK Financial Corp.	9,542	800,288
Bridgewater Bancshares, Inc. (a)	8,206	81,650
Brookline Bancorp, Inc., Delaware	30,536	291,313
Business First Bancshares, Inc.	8,718	134,432
Byline Bancorp, Inc.	6,930	134,096
Cadence Bank	63,484	1,283,646
Cambridge Bancorp	2,836	146,479
Camden National Corp.	4,374	139,749
Capitol Federal Financial, Inc.	42,319	262,378
Cathay General Bancorp	24,881	792,957
Central Pacific Financial Corp.	9,557	151,765
Citigroup, Inc.	662,519	31,184,769
Citizens Financial Group, Inc.	169,995	5,259,645
City Holding Co.	4,799	437,621
CNB Financial Corp., Pennsylvania	7,368	138,224
Coastal Financial Corp. of Washington (a)	3,953	143,296
Columbia Banking Systems, Inc.	71,563	1,528,586
Columbia Financial, Inc. (a)(b)	10,687	179,328
Comerica, Inc.	44,767	1,941,545
Commerce Bancshares, Inc.	38,802	2,167,092
Community Bank System, Inc.	17,903	894,434
Community Trust Bancorp, Inc.	5,035	181,310
ConnectOne Bancorp, Inc.	13,416	211,704
CrossFirst Bankshares, Inc. (a)	14,822	148,665
Cullen/Frost Bankers, Inc.	22,177	2,445,014
Customers Bancorp, Inc. (a)	10,786	235,566
CVB Financial Corp.	43,443	650,342
Dime Community Bancshares, Inc.	11,420	235,252
Eagle Bancorp, Inc.	10,161	255,041
East West Bancorp, Inc.	48,614	2,512,858
Eastern Bankshares, Inc.	54,125	630,556
Enterprise Financial Services Corp.	12,316	526,632
Equity Bancshares, Inc.	4,827	113,676
Esquire Financial Holdings, Inc.	2,566	99,202
Farmers National Banc Corp.	12,826	149,936
FB Financial Corp.	11,234	330,617
Fifth Third Bancorp	232,786	6,098,993
First Bancorp, North Carolina	14,078	433,321
First Bancorp, Puerto Rico	61,891	727,219
First Bancshares, Inc.	11,322	284,182
First Busey Corp.	16,212	294,734
First Citizens Bancshares, Inc.	4,071	4,100,230
First Commonwealth Financial Corp.	33,124	413,388
First Financial Bancorp, Ohio	31,433	650,663
First Financial Bankshares, Inc.	45,259	1,324,278
First Financial Corp., Indiana	3,822	132,050
First Foundation, Inc.	18,004	113,245
First Hawaiian, Inc.	42,349	809,289
First Horizon National Corp.	182,471	3,202,366
First Interstate Bancsystem, Inc.	31,539	807,083
First Merchants Corp.	19,580	571,344
First of Long Island Corp.	8,378	98,023
First Republic Bank (b)	63,917	224,349
Flushing Financial Corp.	9,636	115,921
FNB Corp., Pennsylvania	123,784	1,421,040
Fulton Financial Corp.	56,164	670,037
German American Bancorp, Inc.	8,547	248,461
Glacier Bancorp, Inc.	38,709	1,286,300
Great Southern Bancorp, Inc.	2,889	146,992
Hancock Whitney Corp.	28,405	1,037,351
Hanmi Financial Corp.	9,825	158,772
HarborOne Bancorp, Inc.	14,039	150,919
Heartland Financial U.S.A., Inc.	12,456	405,567
Heritage Commerce Corp.	20,271	172,304
Heritage Financial Corp., Washington	11,047	194,538
Hilltop Holdings, Inc.	15,230	472,435
Hingham Institution for Savings	463	90,081
Home Bancshares, Inc.	63,608	1,384,746
HomeStreet, Inc.	5,686	55,495
HomeTrust Bancshares, Inc.	4,770	99,550
Hope Bancorp, Inc.	40,908	372,263
Horizon Bancorp, Inc. Indiana	13,085	137,785
Huntington Bancshares, Inc.	495,122	5,545,366
Independent Bank Corp.	15,954	893,424
Independent Bank Corp.	6,402	114,084
Independent Bank Group, Inc.	11,959	435,068
International Bancshares Corp.	17,480	745,872
JPMorgan Chase & Co.	1,002,376	138,568,458
Kearny Financial Corp.	21,286	165,818
KeyCorp	320,111	3,604,450
Lakeland Bancorp, Inc.	20,553	294,730
Lakeland Financial Corp.	9,248	468,596
Live Oak Bancshares, Inc.	11,585	272,943
M&T Bank Corp.	57,736	7,263,189
Mercantile Bank Corp.	4,125	115,748
Metropolitan Bank Holding Corp. (a)	3,963	127,173
Midland States Bancorp, Inc.	7,092	141,840
National Bank Holdings Corp.	12,793	406,817
NBT Bancorp, Inc.	14,848	478,700
New York Community Bancorp, Inc.	234,832	2,510,354
Nicolet Bankshares, Inc. (a)	4,705	269,644
Northfield Bancorp, Inc.	14,808	154,299
Northwest Bancshares, Inc.	41,873	489,495
OceanFirst Financial Corp.	20,744	331,904
OFG Bancorp	17,950	458,982
Old National Bancorp, Indiana	102,920	1,380,157
Old Second Bancorp, Inc.	12,454	153,060
Origin Bancorp, Inc.	9,626	283,293
Pacific Premier Bancorp, Inc.	32,049	712,770
PacWest Bancorp	40,455	410,618
Park National Corp.	5,025	544,308
Pathward Financial, Inc.	9,805	436,617
Peapack-Gladstone Financial Corp.	5,283	140,316
Peoples Bancorp, Inc.	9,081	236,651
Pinnacle Financial Partners, Inc.	26,808	1,453,798
PNC Financial Services Group, Inc.	137,320	17,885,930
Popular, Inc.	24,176	1,450,802
Preferred Bank, Los Angeles	5,456	262,324
Premier Financial Corp.	12,807	212,724
Prosperity Bancshares, Inc.	30,646	1,919,053
Provident Bancorp, Inc.	10,149	69,318
Provident Financial Services, Inc.	24,202	423,051
QCR Holdings, Inc.	5,670	234,738
Regions Financial Corp.	317,737	5,801,878
Renasant Corp.	18,864	530,456
S&T Bancorp, Inc.	12,474	343,409
Sandy Spring Bancorp, Inc.	15,119	339,875
Seacoast Banking Corp., Florida	28,981	643,088
ServisFirst Bancshares, Inc.	16,394	827,897
Simmons First National Corp. Class A	42,337	707,451
Southern Missouri Bancorp, Inc.	4,448	161,373
Southside Bancshares, Inc.	9,669	306,797
Southstate Corp.	26,316	1,815,278
Stellar Bancorp, Inc.	14,404	330,428
Stock Yards Bancorp, Inc.	10,270	499,122
Synovus Financial Corp.	48,928	1,506,982
Texas Capital Bancshares, Inc. (a)	16,586	833,447
Tompkins Financial Corp.	4,354	255,231
TowneBank	24,833	588,294
Trico Bancshares	12,100	433,301
Triumph Bancorp, Inc. (a)	7,387	383,829
Truist Financial Corp.	453,933	14,789,137
Trustco Bank Corp., New York	5,797	172,982
Trustmark Corp.	20,680	494,045
U.S. Bancorp	476,977	16,350,772
UMB Financial Corp.	14,771	939,583
United Bankshares, Inc., West Virginia	45,033	1,491,943
United Community Bank, Inc.	39,479	983,027
Univest Corp. of Pennsylvania	9,112	183,333
Valley National Bancorp	147,218	1,380,905
Veritex Holdings, Inc.	18,400	316,664
Washington Federal, Inc.	23,203	650,612
Washington Trust Bancorp, Inc.	5,190	145,891
Webster Financial Corp.	58,875	2,196,038
Wells Fargo & Co.	1,302,683	51,781,649
WesBanco, Inc.	19,177	510,492
Westamerica Bancorp.	8,997	364,468
Western Alliance Bancorp.	36,740	1,363,789
Wintrust Financial Corp.	21,305	1,456,623
WSFS Financial Corp.	20,579	723,763
Zions Bancorp NA	50,487	1,406,568
		470,384,381
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	12,867	1,857,737
Ameriprise Financial, Inc.	36,018	10,989,812
Ares Management Corp.	53,118	4,652,606
Artisan Partners Asset Management, Inc.	22,340	774,528
Assetmark Financial Holdings, Inc. (a)	6,807	208,839
Avantax, Inc. (a)	12,997	329,734
B. Riley Financial, Inc.	5,016	158,004
Bakkt Holdings, Inc. Class A (a)(b)	54,745	73,906
Bank of New York Mellon Corp.	251,782	10,723,395
BGC Partners, Inc. Class A	108,738	492,583
BlackRock, Inc. Class A	51,171	34,345,975
Blackstone, Inc.	242,800	21,689,324
Blue Owl Capital, Inc. Class A (b)	122,851	1,383,302
Bridge Investment Group Holdings, Inc.	7,750	77,423
BrightSphere Investment Group, Inc.	10,420	235,284
Carlyle Group LP	73,980	2,243,813
Cboe Global Markets, Inc.	36,089	5,041,633
Charles Schwab Corp.	521,412	27,238,563
CME Group, Inc.	122,944	22,839,307
Cohen & Steers, Inc.	8,414	505,345
Coinbase Global, Inc. (a)(b)	54,622	2,938,117
Diamond Hill Investment Group, Inc.	931	150,934
Donnelley Financial Solutions, Inc. (a)	8,310	359,408
Evercore, Inc. Class A	12,182	1,389,601
FactSet Research Systems, Inc.	13,061	5,377,083
Federated Hermes, Inc.	29,047	1,202,255
Focus Financial Partners, Inc. Class A (a)	19,712	1,023,841
Franklin Resources, Inc.	97,879	2,630,988
Galaxy Digital Holdings Ltd. (a)(b)	35,773	132,018
GCM Grosvenor, Inc. Class A	16,110	130,008
Goldman Sachs Group, Inc.	115,729	39,745,968
Hamilton Lane, Inc. Class A	12,018	885,486
Houlihan Lokey	17,415	1,591,383
Interactive Brokers Group, Inc.	35,056	2,729,110
Intercontinental Exchange, Inc.	190,959	20,801,164
Invesco Ltd.	155,652	2,666,319
Janus Henderson Group PLC	45,092	1,170,137
Jefferies Financial Group, Inc.	61,685	1,975,771
KKR & Co. LP	197,393	10,475,647
Lazard Ltd. Class A	39,080	1,223,204
LPL Financial	27,049	5,648,913
MarketAxess Holdings, Inc.	12,891	4,104,108
Moelis & Co. Class A	22,010	833,739
Moody's Corp.	53,835	16,856,815
Morgan Stanley	446,448	40,166,927
Morningstar, Inc.	8,665	1,545,056
MSCI, Inc.	27,328	13,184,394
NASDAQ, Inc.	115,708	6,406,752
Northern Trust Corp.	71,030	5,551,705
Open Lending Corp. (a)	36,951	259,766
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	107,122
P10, Inc.	11,448	118,258
Perella Weinberg Partners Class A	13,243	104,620
Piper Jaffray Companies	4,849	656,749
PJT Partners, Inc.	8,518	585,783
Raymond James Financial, Inc.	66,229	5,995,711
Robinhood Markets, Inc. (a)(b)	175,405	1,552,334
S&P Global, Inc.	112,463	40,776,835
SEI Investments Co.	35,116	2,068,684
State Street Corp.	119,036	8,601,541
StepStone Group, Inc. Class A	16,848	371,161
Stifel Financial Corp.	35,738	2,143,208
StoneX Group, Inc. (a)	5,794	568,218
T. Rowe Price Group, Inc.	76,759	8,622,338
TPG, Inc. (b)	17,655	511,465
Tradeweb Markets, Inc. Class A	37,960	2,672,764
Victory Capital Holdings, Inc.	9,230	281,884
Virtu Financial, Inc. Class A	30,502	611,565
Virtus Investment Partners, Inc.	2,356	429,287
WisdomTree Investments, Inc.	40,093	250,180
		416,047,437
Consumer Finance - 0.5%
Ally Financial, Inc.	101,883	2,687,674
American Express Co.	203,570	32,843,984
Bread Financial Holdings, Inc.	16,619	458,684
Capital One Financial Corp.	130,157	12,664,276
Credit Acceptance Corp. (a)(b)	2,051	1,003,965
Discover Financial Services	90,986	9,414,321
Encore Capital Group, Inc. (a)	7,568	388,844
Enova International, Inc. (a)	10,729	471,218
EZCORP, Inc. (non-vtg.) Class A (a)(b)	16,438	141,531
FirstCash Holdings, Inc.	12,593	1,297,457
Green Dot Corp. Class A (a)	15,779	271,241
LendingClub Corp. (a)	36,247	260,253
LendingTree, Inc. (a)	3,451	82,237
Navient Corp.	35,478	586,806
Nelnet, Inc. Class A	6,199	596,964
NerdWallet, Inc. (a)	10,953	148,632
OneMain Holdings, Inc.	41,865	1,606,360
Oportun Financial Corp. (a)(b)	11,808	48,059
PRA Group, Inc. (a)	13,070	474,049
PROG Holdings, Inc. (a)	17,054	515,542
SLM Corp.	83,452	1,253,449
SoFi Technologies, Inc. (a)(b)	280,099	1,745,017
Synchrony Financial	149,338	4,406,964
Upstart Holdings, Inc. (a)(b)	24,639	342,482
World Acceptance Corp. (a)(b)	1,251	126,226
		73,836,235
Financial Services - 4.2%
A-Mark Precious Metals, Inc.	6,118	219,024
Affirm Holdings, Inc. (a)(b)	72,617	716,004
Apollo Global Management, Inc.	148,861	9,436,299
AvidXchange Holdings, Inc. (a)	46,984	349,091
Berkshire Hathaway, Inc. Class B (a)	615,642	202,269,179
Block, Inc. Class A (a)	183,822	11,174,539
Cannae Holdings, Inc. (a)	24,549	447,774
Cantaloupe, Inc. (a)	18,248	100,546
Cass Information Systems, Inc.	4,361	159,525
Enact Holdings, Inc.	10,244	247,290
Equitable Holdings, Inc.	116,472	3,027,107
Essent Group Ltd.	36,847	1,564,892
Euronet Worldwide, Inc. (a)	15,936	1,764,753
EVERTEC, Inc.	23,593	818,441
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,144	419,064
Fidelity National Information Services, Inc.	203,009	11,920,688
Fiserv, Inc. (a)	217,069	26,508,466
FleetCor Technologies, Inc. (a)	25,104	5,370,248
Flywire Corp. (a)	21,719	633,543
Global Payments, Inc.	89,744	10,115,046
i3 Verticals, Inc. Class A (a)	6,939	161,332
International Money Express, Inc. (a)	10,855	279,842
Jack Henry & Associates, Inc.	25,078	4,096,241
Jackson Financial, Inc.	19,987	719,732
Marqeta, Inc. Class A (a)	146,915	595,006
MasterCard, Inc. Class A	288,223	109,533,387
Merchants Bancorp	7,797	180,890
MGIC Investment Corp.	98,168	1,459,758
MoneyGram International, Inc. (a)	31,985	324,968
Mr. Cooper Group, Inc. (a)	23,287	1,078,188
NMI Holdings, Inc. (a)	27,757	649,514
Paymentus Holdings, Inc. (a)(b)	4,048	33,315
Payoneer Global, Inc. (a)	69,018	376,838
PayPal Holdings, Inc. (a)	386,829	29,399,004
PennyMac Financial Services, Inc.	10,009	625,462
Radian Group, Inc. (b)	54,998	1,334,801
Remitly Global, Inc. (a)	33,373	560,666
Repay Holdings Corp. (a)	23,598	147,959
Rocket Companies, Inc. (a)(b)	41,228	367,341
Shift4 Payments, Inc. (a)	17,887	1,212,202
TFS Financial Corp. (b)	16,063	193,399
The Western Union Co.	131,171	1,433,699
Toast, Inc. (a)	106,901	1,945,598
UWM Holdings Corp. Class A (b)	27,849	167,094
Visa, Inc. Class A	555,154	129,200,990
Voya Financial, Inc. (b)	33,262	2,543,878
Walker & Dunlop, Inc.	10,088	679,023
WEX, Inc. (a)	15,038	2,666,989
		579,228,635
Insurance - 2.3%
AFLAC, Inc.	191,286	13,361,327
Allstate Corp.	89,716	10,385,524
AMBAC Financial Group, Inc. (a)	14,439	230,302
American Equity Investment Life Holding Co.	23,719	914,130
American Financial Group, Inc.	24,070	2,954,111
American International Group, Inc.	254,379	13,492,262
Amerisafe, Inc.	6,369	354,435
Aon PLC	70,125	22,803,248
Arch Capital Group Ltd. (a)	126,404	9,489,148
Argo Group International Holdings, Ltd.	12,035	353,949
Arthur J. Gallagher & Co.	72,415	15,066,665
Assurant, Inc.	17,861	2,199,225
Assured Guaranty Ltd.	20,224	1,089,467
Axis Capital Holdings Ltd.	25,851	1,461,616
Brighthouse Financial, Inc. (a)	23,155	1,023,451
Brown & Brown, Inc.	80,442	5,179,660
BRP Group, Inc. (a)	20,822	524,506
Chubb Ltd.	141,840	28,589,270
Cincinnati Financial Corp.	53,694	5,715,189
CNO Financial Group, Inc.	38,828	871,300
eHealth, Inc. (a)	7,677	46,062
Employers Holdings, Inc.	8,870	351,163
Enstar Group Ltd. (a)	4,644	1,117,346
Erie Indemnity Co. Class A	8,451	1,836,656
Everest Re Group Ltd.	13,371	5,054,238
Fidelity National Financial, Inc.	93,544	3,319,877
First American Financial Corp.	35,564	2,048,842
Genworth Financial, Inc. Class A (a)	172,246	1,000,749
Globe Life, Inc.	31,227	3,388,754
Goosehead Insurance (a)(b)	7,257	417,278
Hagerty, Inc. Class A (a)	11,741	117,527
Hanover Insurance Group, Inc.	12,312	1,472,023
Hartford Financial Services Group, Inc.	108,164	7,678,562
HCI Group, Inc. (b)	2,402	121,685
Hippo Holdings, Inc. (a)(b)	4,637	84,579
Horace Mann Educators Corp.	15,103	472,422
James River Group Holdings Ltd.	12,925	251,650
Kemper Corp.	21,435	1,042,813
Kinsale Capital Group, Inc.	7,431	2,427,782
Lemonade, Inc. (a)(b)	14,797	160,399
Lincoln National Corp.	52,127	1,132,720
Loews Corp.	66,552	3,831,399
Markel Corp. (a)	4,590	6,281,553
Marsh & McLennan Companies, Inc.	169,006	30,453,191
MBIA, Inc. (a)	14,633	147,208
Mercury General Corp.	8,997	273,599
MetLife, Inc.	225,559	13,833,533
National Western Life Group, Inc.	831	211,888
Old Republic International Corp.	93,691	2,367,572
Oscar Health, Inc. (a)	37,831	254,603
Palomar Holdings, Inc. (a)	8,493	426,858
Primerica, Inc.	12,667	2,311,854
Principal Financial Group, Inc.	77,906	5,818,799
ProAssurance Corp.	18,561	333,356
Progressive Corp.	199,892	27,265,269
Prudential Financial, Inc.	126,067	10,967,829
Reinsurance Group of America, Inc.	22,881	3,256,424
RenaissanceRe Holdings Ltd.	14,978	3,226,411
RLI Corp.	13,758	1,913,050
Ryan Specialty Group Holdings, Inc. (a)(b)	28,489	1,164,061
Safety Insurance Group, Inc.	5,152	376,560
Selective Insurance Group, Inc.	20,888	2,012,141
Selectquote, Inc. (a)	39,346	41,707
Siriuspoint Ltd. (a)	30,921	268,703
Stewart Information Services Corp.	9,323	388,303
The Travelers Companies, Inc.	79,041	14,317,487
Trupanion, Inc. (a)(b)	11,963	420,021
United Fire Group, Inc.	7,455	200,540
Universal Insurance Holdings, Inc.	9,249	142,620
Unum Group	63,990	2,700,378
W.R. Berkley Corp.	69,909	4,119,038
White Mountains Insurance Group Ltd.	881	1,261,715
Willis Towers Watson PLC	36,500	8,453,400
		318,642,982
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	197,684	1,959,048
Annaly Capital Management, Inc.	161,648	3,229,727
Apollo Commercial Real Estate Finance, Inc.	42,824	433,379
Arbor Realty Trust, Inc.	57,778	662,714
Ares Commercial Real Estate Corp.	18,967	163,306
Armour Residential REIT, Inc.	60,805	310,106
Blackstone Mortgage Trust, Inc. (b)	61,126	1,114,938
BrightSpire Capital, Inc.	46,901	267,336
Broadmark Realty Capital, Inc.	46,267	227,171
Cherry Hill Mortgage Investment Corp. (b)	4,889	27,036
Chimera Investment Corp.	79,963	454,190
Claros Mortgage Trust, Inc.	42,483	508,097
Dynex Capital, Inc.	21,837	258,987
Ellington Financial LLC	23,986	306,301
Franklin BSP Realty Trust, Inc.	27,470	346,946
Granite Point Mortgage Trust, Inc.	16,503	73,768
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,248	858,438
Invesco Mortgage Capital, Inc.	12,126	128,657
KKR Real Estate Finance Trust, Inc.	19,207	206,283
Ladder Capital Corp. Class A	37,512	350,737
MFA Financial, Inc.	30,817	329,434
New York Mortgage Trust, Inc.	32,033	329,299
Orchid Island Capital, Inc. (b)	10,997	117,668
PennyMac Mortgage Investment Trust	30,599	380,346
Ready Capital Corp.	33,658	361,150
Redwood Trust, Inc.	39,381	247,313
Rithm Capital Corp.	166,589	1,359,366
Starwood Property Trust, Inc.	106,658	1,908,112
TPG RE Finance Trust, Inc.	23,761	169,416
Two Harbors Investment Corp.	34,746	484,012
		17,573,281
TOTAL FINANCIALS		1,875,712,951
HEALTH CARE - 14.2%
Biotechnology - 2.7%
2seventy bio, Inc. (a)(b)	12,594	119,769
4D Molecular Therapeutics, Inc. (a)	9,072	163,387
Aadi Bioscience, Inc. (a)	9,036	70,119
AbbVie, Inc.	604,282	91,319,096
ACADIA Pharmaceuticals, Inc. (a)	40,567	865,294
Actinium Pharmaceuticals, Inc. (a)(b)	9,174	80,731
Adicet Bio, Inc. (a)	10,318	60,257
ADMA Biologics, Inc. (a)	79,016	264,704
Aerovate Therapeutics, Inc. (a)	4,130	86,606
Agenus, Inc. (a)	93,183	140,706
Agios Pharmaceuticals, Inc. (a)(b)	17,727	405,416
Akero Therapeutics, Inc. (a)	10,481	468,920
Aldeyra Therapeutics, Inc. (a)	17,662	168,319
Alector, Inc. (a)	19,221	126,859
Alkermes PLC (a)	54,983	1,569,765
Allakos, Inc. (a)	23,765	101,001
Allogene Therapeutics, Inc. (a)(b)	29,903	162,373
Allovir, Inc. (a)	15,355	52,821
Alnylam Pharmaceuticals, Inc. (a)	42,100	8,386,320
Altimmune, Inc. (a)(b)	13,978	70,589
ALX Oncology Holdings, Inc. (a)(b)	6,045	35,907
Amgen, Inc.	182,468	43,744,878
Amicus Therapeutics, Inc. (a)	87,798	1,013,189
AnaptysBio, Inc. (a)(b)	6,176	128,584
Anavex Life Sciences Corp. (a)(b)	26,175	213,065
Anika Therapeutics, Inc. (a)	6,166	158,220
Annexon, Inc. (a)	14,628	77,602
Apellis Pharmaceuticals, Inc. (a)	32,125	2,680,189
Arbutus Biopharma Corp. (a)(b)	46,823	117,526
Arcellx, Inc. (a)	9,310	397,351
Arcturus Therapeutics Holdings, Inc. (a)	8,899	236,891
Arcus Biosciences, Inc. (a)	17,162	306,342
Arcutis Biotherapeutics, Inc. (a)	13,101	181,318
Ardelyx, Inc. (a)	68,536	305,671
Arrowhead Pharmaceuticals, Inc. (a)	38,233	1,353,831
Ars Pharmaceuticals, Inc. (a)	12,721	82,687
Atara Biotherapeutics, Inc. (a)	34,659	93,926
Avid Bioservices, Inc. (a)	22,024	397,533
Avidity Biosciences, Inc. (a)	22,106	274,114
Beam Therapeutics, Inc. (a)(b)	20,007	614,415
BioAtla, Inc. (a)(b)	11,502	38,762
BioCryst Pharmaceuticals, Inc. (a)	64,155	488,220
Biogen, Inc. (a)	49,231	14,977,547
Biohaven Ltd.	21,367	279,480
BioMarin Pharmaceutical, Inc. (a)	63,594	6,107,568
Biomea Fusion, Inc. (a)	7,596	223,854
BioXcel Therapeutics, Inc. (a)(b)	6,995	144,237
bluebird bio, Inc. (a)	28,762	125,115
Blueprint Medicines Corp. (a)	20,748	1,059,185
BridgeBio Pharma, Inc. (a)(b)	40,313	585,345
C4 Therapeutics, Inc. (a)	13,378	40,402
CareDx, Inc. (a)	18,423	149,042
Caribou Biosciences, Inc. (a)	18,255	78,497
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Catalyst Pharmaceutical Partners, Inc. (a)	32,604	519,056
Celldex Therapeutics, Inc. (a)	15,732	494,614
Cerevel Therapeutics Holdings (a)	21,990	638,590
Chimerix, Inc. (a)	24,476	28,392
Chinook Therapeutics, Inc. (a)	15,350	307,154
Cogent Biosciences, Inc. (a)	21,286	229,037
Coherus BioSciences, Inc. (a)	22,210	160,578
Crinetics Pharmaceuticals, Inc. (a)	13,926	272,114
CRISPR Therapeutics AG (a)(b)	26,627	1,303,125
CTI BioPharma Corp. (a)(b)	36,399	176,899
Cullinan Oncology, Inc. (a)	12,040	117,149
Cytokinetics, Inc. (a)	31,991	1,196,463
CytomX Therapeutics, Inc. (a)	16,848	27,462
Day One Biopharmaceuticals, Inc. (a)	9,072	112,493
Deciphera Pharmaceuticals, Inc. (a)	19,474	276,726
Denali Therapeutics, Inc. (a)	38,845	964,910
DermTech, Inc. (a)(b)	6,917	20,993
Design Therapeutics, Inc. (a)(b)	10,115	65,242
Dynavax Technologies Corp. (a)(b)	41,747	434,586
Dyne Therapeutics, Inc. (a)	7,475	77,441
Eagle Pharmaceuticals, Inc. (a)	3,834	107,659
Editas Medicine, Inc. (a)(b)	21,325	174,012
Emergent BioSolutions, Inc. (a)	13,974	123,390
Enanta Pharmaceuticals, Inc. (a)	5,861	208,359
EQRx, Inc. (a)	81,584	137,061
Erasca, Inc. (a)(b)	20,892	57,662
Exact Sciences Corp. (a)	60,804	3,895,712
Exelixis, Inc. (a)	112,029	2,050,131
Fate Therapeutics, Inc. (a)(b)	25,577	155,252
FibroGen, Inc. (a)	29,509	505,194
G1 Therapeutics, Inc. (a)	10,843	31,119
Generation Bio Co. (a)	17,114	84,201
Geron Corp. (a)	138,755	341,337
Gilead Sciences, Inc.	426,104	35,030,010
Gossamer Bio, Inc. (a)(b)	25,036	32,296
Gritstone Bio, Inc. (a)	26,754	63,675
Halozyme Therapeutics, Inc. (a)	45,845	1,473,000
Heron Therapeutics, Inc. (a)(b)	31,910	76,265
HilleVax, Inc.	5,527	77,378
Horizon Therapeutics PLC (a)	77,430	8,607,119
Icosavax, Inc. (a)(b)	7,220	39,782
Ideaya Biosciences, Inc. (a)	13,934	254,435
IGM Biosciences, Inc. (a)(b)	2,824	30,584
ImmunityBio, Inc. (a)(b)	34,946	97,849
ImmunoGen, Inc. (a)	66,040	355,956
Immunovant, Inc. (a)	18,386	296,750
Incyte Corp. (a)	63,560	4,729,500
Inhibrx, Inc. (a)(b)	10,176	213,696
Inovio Pharmaceuticals, Inc. (a)(b)	91,783	70,902
Inozyme Pharma, Inc. (a)	12,500	68,875
Insmed, Inc. (a)	45,045	878,378
Intellia Therapeutics, Inc. (a)	27,995	1,056,811
Intercept Pharmaceuticals, Inc. (a)	12,365	214,162
Ionis Pharmaceuticals, Inc. (a)	47,605	1,683,789
Iovance Biotherapeutics, Inc. (a)	47,583	268,368
Ironwood Pharmaceuticals, Inc. Class A (a)	44,448	462,704
iTeos Therapeutics, Inc. (a)	8,517	117,024
Iveric Bio, Inc. (a)	43,750	1,438,938
Janux Therapeutics, Inc. (a)(b)	6,701	102,659
Kalvista Pharmaceuticals, Inc. (a)	8,523	72,701
Karuna Therapeutics, Inc. (a)	10,217	2,027,461
Karyopharm Therapeutics, Inc. (a)(b)	39,592	141,739
Keros Therapeutics, Inc. (a)	5,452	241,823
Kezar Life Sciences, Inc. (a)	15,863	38,547
Kiniksa Pharmaceuticals Ltd. (a)	9,303	100,007
Kodiak Sciences, Inc. (a)	9,832	43,064
Krystal Biotech, Inc. (a)	7,279	611,436
Kura Oncology, Inc. (a)	20,016	194,956
Kymera Therapeutics, Inc. (a)(b)	12,873	406,014
Lyell Immunopharma, Inc. (a)(b)	52,428	106,429
Macrogenics, Inc. (a)	19,378	133,514
Madrigal Pharmaceuticals, Inc. (a)(b)	4,103	1,280,136
MannKind Corp. (a)(b)	89,792	345,699
Mersana Therapeutics, Inc. (a)	30,006	131,426
MiMedx Group, Inc. (a)	40,065	153,449
MiNK Therapeutics, Inc. (a)	1,360	2,434
Mirati Therapeutics, Inc. (a)	18,002	797,669
Mirum Pharmaceuticals, Inc. (a)(b)	8,094	217,324
Moderna, Inc. (a)	112,934	15,007,799
Morphic Holding, Inc. (a)	10,248	484,320
Myriad Genetics, Inc. (a)	27,848	592,884
Natera, Inc. (a)	37,700	1,912,144
NeoImmuneTech, Inc. (depository receipt) unit (a)	18,440	44,068
Neurocrine Biosciences, Inc. (a)	33,037	3,338,058
Nkarta, Inc. (a)(b)	9,727	48,149
Novavax, Inc. (a)(b)	33,297	255,388
Nurix Therapeutics, Inc. (a)	13,272	127,809
Nuvalent, Inc. Class A (a)(b)	8,749	309,627
Ocugen, Inc. (a)(b)	64,873	46,293
Omniab, Inc. (c)	2,111	5,066
Omniab, Inc. (c)	2,111	4,750
Organogenesis Holdings, Inc. Class A (a)	19,995	40,990
ORIC Pharmaceuticals, Inc. (a)(b)	8,946	46,251
PDL BioPharma, Inc. (a)(c)	20,940	26,384
PDS Biotechnology Corp. (a)	9,991	60,745
PMV Pharmaceuticals, Inc. (a)(b)	10,036	46,266
Point Biopharma Global, Inc. (a)(b)	27,108	209,816
Poseida Therapeutics, Inc. (a)	27,985	73,880
Precigen, Inc. (a)	54,612	66,081
ProKidney Corp. (a)(b)	6,143	57,990
Prometheus Biosciences, Inc. (a)	11,655	2,260,487
Protagonist Therapeutics, Inc. (a)	16,191	365,917
Prothena Corp. PLC (a)	14,119	742,942
PTC Therapeutics, Inc. (a)	24,786	1,366,700
Puma Biotechnology, Inc. (a)	11,360	30,445
RAPT Therapeutics, Inc. (a)	8,799	160,142
Recursion Pharmaceuticals, Inc. (a)(b)	43,844	209,136
Regeneron Pharmaceuticals, Inc. (a)	36,741	29,458,566
REGENXBIO, Inc. (a)	13,428	259,966
Relay Therapeutics, Inc. (a)	30,178	343,124
Repligen Corp. (a)	17,611	2,670,356
Replimune Group, Inc. (a)	14,947	250,063
Revolution Medicines, Inc. (a)	30,654	720,062
Rhythm Pharmaceuticals, Inc. (a)	14,763	297,770
Rigel Pharmaceuticals, Inc. (a)	51,477	58,169
Rocket Pharmaceuticals, Inc. (a)	19,543	350,211
Sage Therapeutics, Inc. (a)	18,405	899,084
Sana Biotechnology, Inc. (a)(b)	25,993	137,503
Sangamo Therapeutics, Inc. (a)(b)	39,552	58,141
Sarepta Therapeutics, Inc. (a)	29,974	3,679,908
Scholar Rock Holding Corp. (a)	12,532	80,205
Seagen, Inc. (a)	46,914	9,382,800
Selecta Biosciences, Inc. (a)(b)	43,098	51,287
Seres Therapeutics, Inc. (a)	30,797	150,135
SpringWorks Therapeutics, Inc. (a)	14,951	349,554
Stoke Therapeutics, Inc. (a)	6,673	59,323
Sutro Biopharma, Inc. (a)	18,800	80,088
Syndax Pharmaceuticals, Inc. (a)	21,316	438,044
Tango Therapeutics, Inc. (a)	20,718	70,441
TG Therapeutics, Inc. (a)	47,333	1,175,278
Travere Therapeutics, Inc. (a)	22,596	487,396
Twist Bioscience Corp. (a)	19,242	240,140
Ultragenyx Pharmaceutical, Inc. (a)	24,268	1,059,784
uniQure B.V. (a)	13,598	263,937
United Therapeutics Corp. (a)	15,646	3,600,614
Vanda Pharmaceuticals, Inc. (a)	19,438	119,349
Vaxart, Inc. (a)(b)	41,382	33,664
Vaxcyte, Inc. (a)	21,988	941,746
Vera Therapeutics, Inc. (a)	11,503	76,495
Veracyte, Inc. (a)(b)	24,322	550,650
Vericel Corp. (a)	15,829	498,772
Vertex Pharmaceuticals, Inc. (a)	87,852	29,933,812
Verve Therapeutics, Inc. (a)(b)	14,646	233,311
Viking Therapeutics, Inc. (a)	29,450	627,580
Vir Biotechnology, Inc. (a)	25,411	639,087
Viridian Therapeutics, Inc. (a)	13,210	370,276
Voyager Therapeutics, Inc. (a)	10,924	79,199
X4 Pharmaceuticals, Inc. (a)	53,571	78,749
Xencor, Inc. (a)	20,514	542,390
Y-mAbs Therapeutics, Inc. (a)	10,575	63,344
Zentalis Pharmaceuticals, Inc. (a)	15,016	330,802
		381,206,094
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	595,861	65,824,765
Align Technology, Inc. (a)	24,827	8,076,223
Alphatec Holdings, Inc. (a)	23,486	339,138
Angiodynamics, Inc. (a)	13,521	112,495
Artivion, Inc. (a)	13,796	191,351
Atricure, Inc. (a)	15,969	702,476
Atrion Corp.	466	286,730
Avanos Medical, Inc. (a)	15,805	466,880
AxoGen, Inc. (a)	13,463	121,436
Axonics Modulation Technologies, Inc. (a)	17,027	978,371
Baxter International, Inc.	172,024	8,202,104
Becton, Dickinson & Co.	97,041	25,648,907
Beyond Air, Inc. (a)(b)	8,539	49,782
Boston Scientific Corp. (a)	489,538	25,514,721
Butterfly Network, Inc. Class A (a)(b)	45,823	98,978
Cerus Corp. (a)	53,786	124,246
CONMED Corp.	10,172	1,277,298
Cutera, Inc. (a)(b)	6,066	138,305
CVRx, Inc. (a)	4,183	48,690
Dentsply Sirona, Inc.	73,693	3,089,947
DexCom, Inc. (a)	132,088	16,027,558
Edwards Lifesciences Corp. (a)	211,398	18,598,796
Embecta Corp.	19,393	538,156
Enovis Corp. (a)	16,198	943,534
Envista Holdings Corp. (a)	56,564	2,177,148
Figs, Inc. Class A (a)	41,820	301,104
GE Healthcare Holding LLC	124,067	10,091,610
Glaukos Corp. (a)	16,036	761,870
Globus Medical, Inc. (a)(b)	26,875	1,562,513
Haemonetics Corp. (a)	17,228	1,442,156
Heska Corp. (a)	3,328	389,908
Hologic, Inc. (a)	84,326	7,252,879
ICU Medical, Inc. (a)(b)	6,816	1,289,178
IDEXX Laboratories, Inc. (a)	28,316	13,936,003
Inari Medical, Inc. (a)	16,658	1,106,424
Inogen, Inc. (a)	8,109	107,931
Inspire Medical Systems, Inc. (a)	9,961	2,665,862
Insulet Corp. (a)	23,723	7,544,863
Integer Holdings Corp. (a)	11,446	942,578
Integra LifeSciences Holdings Corp. (a)	24,456	1,352,906
Intuitive Surgical, Inc. (a)	119,755	36,072,601
iRhythm Technologies, Inc. (a)	10,136	1,331,870
Lantheus Holdings, Inc. (a)	23,743	2,028,839
LeMaitre Vascular, Inc.	6,572	354,888
LivaNova PLC (a)	17,833	854,201
Masimo Corp. (a)	16,551	3,130,456
Medtronic PLC	454,704	41,355,329
Merit Medical Systems, Inc. (a)	19,692	1,600,763
Mesa Laboratories, Inc.	1,737	289,228
Neogen Corp. (a)	75,524	1,300,523
Nevro Corp. (a)	11,889	347,991
Novocure Ltd. (a)(b)	30,910	2,036,969
NuVasive, Inc. (a)	17,366	747,433
Omnicell, Inc. (a)	14,975	910,031
OraSure Technologies, Inc. (a)	29,028	197,390
Orthofix International NV (a)	11,495	216,451
OrthoPediatrics Corp. (a)	5,597	282,313
Outset Medical, Inc. (a)	15,945	286,851
Paragon 28, Inc. (a)	9,141	168,377
Penumbra, Inc. (a)	12,999	3,693,276
PROCEPT BioRobotics Corp. (a)	11,022	334,959
Pulmonx Corp. (a)	11,674	137,170
QuidelOrtho Corp.	18,162	1,633,672
ResMed, Inc.	50,229	12,103,180
RxSight, Inc. (a)	6,091	109,029
Semler Scientific, Inc. (a)	2,238	62,843
Senseonics Holdings, Inc. (a)(b)	147,041	87,504
Shockwave Medical, Inc. (a)	12,362	3,586,958
SI-BONE, Inc. (a)	9,534	210,701
Sight Sciences, Inc. (a)(b)	9,593	92,764
Silk Road Medical, Inc. (a)(b)	12,605	554,872
Staar Surgical Co. (a)(b)	16,609	1,170,436
STERIS PLC	33,850	6,382,418
Stryker Corp.	115,205	34,521,178
SurModics, Inc. (a)	4,498	103,634
Tactile Systems Technology, Inc. (a)(b)	5,822	106,135
Tandem Diabetes Care, Inc. (a)	22,144	876,460
Teleflex, Inc.	15,967	4,351,327
The Cooper Companies, Inc.	16,908	6,449,557
TransMedics Group, Inc. (a)	10,959	866,857
Treace Medical Concepts, Inc. (a)	12,168	297,994
UFP Technologies, Inc. (a)	2,376	327,508
Varex Imaging Corp. (a)	14,066	249,531
ViewRay, Inc. (a)	48,669	57,429
Zimmer Biomet Holdings, Inc.	71,758	9,934,178
Zimvie, Inc. (a)	6,376	52,474
Zomedica Corp. (a)(b)	318,952	63,918
Zynex, Inc. (a)(b)	6,904	78,982
		412,335,268
Health Care Providers & Services - 2.9%
23andMe Holding Co. Class A (a)(b)	101,077	199,122
Acadia Healthcare Co., Inc. (a)	31,096	2,247,930
Accolade, Inc. (a)	21,972	297,281
AdaptHealth Corp. (a)(b)	24,801	294,636
Addus HomeCare Corp. (a)	5,306	433,712
Agiliti, Inc. (a)(b)	11,454	191,511
agilon health, Inc. (a)(b)	67,461	1,637,278
Alignment Healthcare, Inc. (a)	29,412	185,001
Amedisys, Inc. (a)	10,828	869,488
AmerisourceBergen Corp.	55,266	9,221,132
AMN Healthcare Services, Inc. (a)	14,715	1,270,640
Apollo Medical Holdings, Inc. (a)(b)	13,653	484,545
Brookdale Senior Living, Inc. (a)	63,823	273,801
Cano Health, Inc. (a)	60,882	70,623
Cardinal Health, Inc.	87,750	7,204,275
CareMax, Inc. Class A (a)	20,985	52,882
Castle Biosciences, Inc. (a)	8,490	192,129
Centene Corp. (a)	188,539	12,996,021
Chemed Corp.	5,042	2,779,403
Cigna Group	102,135	25,869,774
Clover Health Investments Corp. (a)(b)	116,900	86,342
Community Health Systems, Inc. (a)	43,017	272,728
Corvel Corp. (a)	2,993	604,676
Cross Country Healthcare, Inc. (a)	12,452	273,695
CVS Health Corp.	439,025	32,184,923
DaVita HealthCare Partners, Inc. (a)	19,019	1,718,557
DocGo, Inc. Class A (a)	26,272	223,312
Elevance Health, Inc.	81,639	38,260,117
Encompass Health Corp.	33,815	2,169,232
Enhabit Home Health & Hospice	17,436	213,591
Fulgent Genetics, Inc. (a)	7,885	233,159
GeneDx Holdings Corp. Class A (a)	206,794	56,579
Guardant Health, Inc. (a)	35,268	795,646
HCA Holdings, Inc.	72,454	20,818,208
HealthEquity, Inc. (a)	28,548	1,525,891
Henry Schein, Inc. (a)	46,060	3,722,109
Hims & Hers Health, Inc. (a)	42,483	492,378
Humana, Inc.	42,736	22,671,021
Invitae Corp. (a)(b)	70,425	95,778
Laboratory Corp. of America Holdings	30,364	6,883,822
LifeStance Health Group, Inc. (a)	32,473	264,655
McKesson Corp.	46,829	17,056,995
Modivcare, Inc. (a)	4,347	276,469
Molina Healthcare, Inc. (a)	19,984	5,953,034
National Healthcare Corp.	5,149	298,179
National Research Corp. Class A	5,245	228,315
NeoGenomics, Inc. (a)	42,721	624,581
Oak Street Health, Inc. (a)	39,891	1,554,552
Opko Health, Inc. (a)	148,765	218,685
Option Care Health, Inc. (a)	57,103	1,835,861
Owens & Minor, Inc. (a)	24,735	384,382
Patterson Companies, Inc.	29,184	791,178
Pediatrix Medical Group, Inc. (a)	29,934	428,954
Pennant Group, Inc. (a)	9,642	133,735
PetIQ, Inc. Class A (a)	7,858	92,646
Premier, Inc.	41,553	1,384,961
Privia Health Group, Inc. (a)	16,936	467,942
Progyny, Inc. (a)	25,300	840,972
Quest Diagnostics, Inc.	37,814	5,248,961
R1 Rcm, Inc.	46,238	720,850
RadNet, Inc. (a)	16,293	450,664
Select Medical Holdings Corp.	34,738	1,059,509
Surgery Partners, Inc. (a)	23,240	921,698
Tenet Healthcare Corp. (a)	36,918	2,706,828
The Ensign Group, Inc.	19,188	1,862,963
The Joint Corp. (a)	4,563	72,050
U.S. Physical Therapy, Inc.	4,215	448,729
UnitedHealth Group, Inc.	319,296	157,122,369
Universal Health Services, Inc. Class B	21,859	3,286,501
		406,810,166
Health Care Technology - 0.1%
American Well Corp. (a)	80,468	176,225
Certara, Inc. (a)	35,666	862,047
Computer Programs & Systems, Inc. (a)	5,009	129,633
Definitive Healthcare Corp. (a)(b)	12,689	135,772
Doximity, Inc. (a)(b)	41,147	1,512,152
Evolent Health, Inc. (a)(b)	31,835	1,159,112
GoodRx Holdings, Inc. (a)	30,202	141,043
Health Catalyst, Inc. (a)	17,674	222,692
HealthStream, Inc.	8,543	210,500
MultiPlan Corp. Class A (a)(b)	73,944	72,339
Nextgen Healthcare, Inc. (a)	16,793	281,115
OptimizeRx Corp. (a)	6,580	98,897
Phreesia, Inc. (a)	17,282	546,802
Schrodinger, Inc. (a)	18,235	538,297
Sharecare, Inc. Class A (a)	100,938	155,445
Simulations Plus, Inc.	4,935	206,036
Teladoc Health, Inc. (a)(b)	54,272	1,439,836
Veeva Systems, Inc. Class A (a)	48,265	8,643,296
Veradigm, Inc. (a)(b)	36,080	450,639
		16,981,878
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)(b)	32,617	1,710,109
Adaptive Biotechnologies Corp. (a)	37,298	266,308
Agilent Technologies, Inc.	101,173	13,701,859
Akoya Biosciences, Inc. (a)	10,121	70,442
Avantor, Inc. (a)	229,679	4,474,147
Azenta, Inc. (a)	23,647	1,028,408
Bio-Rad Laboratories, Inc. Class A (a)	7,342	3,309,700
Bio-Techne Corp.	53,495	4,273,181
BioLife Solutions, Inc. (a)(b)	11,899	208,946
BioNano Genomics, Inc. (a)(b)	91,524	62,959
Bruker Corp.	34,203	2,706,483
Charles River Laboratories International, Inc. (a)	17,376	3,303,525
Codexis, Inc. (a)	23,624	92,606
CryoPort, Inc. (a)	16,758	352,588
Cytek Biosciences, Inc. (a)	27,783	318,949
Danaher Corp.	223,947	53,055,284
Illumina, Inc. (a)	53,795	11,058,100
IQVIA Holdings, Inc. (a)	63,590	11,969,546
Maravai LifeSciences Holdings, Inc. (a)	36,379	501,666
MaxCyte, Inc. (a)	32,479	162,395
Medpace Holdings, Inc. (a)	8,731	1,747,422
Mettler-Toledo International, Inc. (a)	7,560	11,275,740
Nanostring Technologies, Inc. (a)	13,993	137,131
OmniAb, Inc. (a)	35,944	125,085
Pacific Biosciences of California, Inc. (a)(b)	78,420	831,252
PerkinElmer, Inc.	43,008	5,612,114
Quanterix Corp. (a)	11,742	148,419
Quantum-Si, Inc. (a)	26,118	38,393
Seer, Inc. (a)	11,062	36,947
SomaLogic, Inc. Class A (a)	51,802	145,046
Sotera Health Co. (a)	33,004	553,477
Syneos Health, Inc. (a)	34,638	1,359,888
Thermo Fisher Scientific, Inc.	133,993	74,352,716
Waters Corp. (a)	20,380	6,121,337
West Pharmaceutical Services, Inc.	25,296	9,137,927
		224,250,095
Pharmaceuticals - 3.9%
Aclaris Therapeutics, Inc. (a)	16,091	143,049
Amneal Pharmaceuticals, Inc. (a)	31,218	60,251
Amphastar Pharmaceuticals, Inc. (a)	12,297	439,864
Amylyx Pharmaceuticals, Inc. (a)	13,688	388,739
ANI Pharmaceuticals, Inc. (a)	4,131	155,821
Arvinas Holding Co. LLC (a)	16,490	432,203
Assertio Holdings, Inc. (a)(b)	17,139	94,436
Atea Pharmaceuticals, Inc. (a)	26,579	86,913
Axsome Therapeutics, Inc. (a)(b)	11,814	845,055
Bristol-Myers Squibb Co.	726,589	48,514,348
Cara Therapeutics, Inc. (a)	16,619	69,800
Cassava Sciences, Inc. (a)(b)	12,955	300,815
Catalent, Inc. (a)	61,416	3,078,170
Collegium Pharmaceutical, Inc. (a)(b)	11,744	273,283
Corcept Therapeutics, Inc. (a)	30,397	684,844
CymaBay Therapeutics, Inc. (a)(b)	30,440	327,534
DICE Therapeutics, Inc. (a)	11,286	366,795
Edgewise Therapeutics, Inc. (a)	14,107	123,718
Elanco Animal Health, Inc. (a)	155,773	1,475,170
Eli Lilly & Co.	269,482	106,677,145
Esperion Therapeutics, Inc. (a)	22,866	30,183
Evolus, Inc. (a)(b)	13,557	118,488
Fulcrum Therapeutics, Inc. (a)	14,364	35,910
Harmony Biosciences Holdings, Inc. (a)	9,597	309,407
Harrow Health, Inc. (a)	9,427	237,843
Innoviva, Inc. (a)	23,415	274,658
Intra-Cellular Therapies, Inc. (a)	30,228	1,878,670
Jazz Pharmaceuticals PLC (a)	21,361	3,000,580
Johnson & Johnson	893,366	146,244,014
Ligand Pharmaceuticals, Inc. Class B (a)	5,568	425,117
Liquidia Corp. (a)	15,713	105,434
Marinus Pharmaceuticals, Inc. (a)(b)	15,509	141,132
Merck & Co., Inc.	866,342	100,036,511
Mind Medicine (MindMed), Inc. (a)(b)	19,685	75,197
Nektar Therapeutics (a)	56,169	42,256
NGM Biopharmaceuticals, Inc. (a)	12,159	54,837
Nuvation Bio, Inc. (a)	44,595	71,798
Ocular Therapeutix, Inc. (a)	26,407	163,723
Omeros Corp. (a)(b)	19,278	111,812
Organon & Co.	86,584	2,132,564
Pacira Biosciences, Inc. (a)	15,973	723,737
Perrigo Co. PLC	46,561	1,731,604
Pfizer, Inc.	1,918,213	74,599,304
Phathom Pharmaceuticals, Inc. (a)(b)	6,609	70,716
Phibro Animal Health Corp. Class A	6,283	97,763
Pliant Therapeutics, Inc. (a)	14,463	408,580
Prestige Brands Holdings, Inc. (a)	17,157	1,055,670
Reata Pharmaceuticals, Inc. (a)	9,370	926,318
Revance Therapeutics, Inc. (a)	27,676	880,927
Royalty Pharma PLC	127,354	4,476,493
Scilex Holding Co.	17,231	112,277
SIGA Technologies, Inc. (b)	11,599	67,622
Supernus Pharmaceuticals, Inc. (a)	18,119	667,866
Tarsus Pharmaceuticals, Inc. (a)	7,299	108,901
Theravance Biopharma, Inc. (a)(b)	22,741	246,285
Theseus Pharmaceuticals, Inc. (a)	5,875	60,160
Ventyx Biosciences, Inc. (a)	9,333	350,921
Viatris, Inc.	413,452	3,857,507
WAVE Life Sciences (a)	22,119	88,255
Xeris Biopharma Holdings, Inc. (a)(b)	50,093	113,210
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zoetis, Inc. Class A	159,290	27,999,996
		538,672,199
TOTAL HEALTH CARE		1,980,255,700
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
AAR Corp. (a)	11,188	590,503
Aerojet Rocketdyne Holdings, Inc. (a)	26,411	1,489,845
AeroVironment, Inc. (a)	8,725	878,520
AerSale Corp. (a)	5,099	82,502
Archer Aviation, Inc. Class A (a)(b)	44,165	87,447
Astronics Corp. (a)	9,891	145,793
Axon Enterprise, Inc. (a)	23,019	4,850,333
BWX Technologies, Inc.	31,201	2,014,961
Cadre Holdings, Inc.	5,048	106,311
Curtiss-Wright Corp.	13,125	2,229,019
Ducommun, Inc. (a)	3,558	177,900
General Dynamics Corp.	77,021	16,816,765
HEICO Corp.	13,684	2,307,670
HEICO Corp. Class A	23,909	3,209,305
Hexcel Corp.	28,797	2,075,688
Howmet Aerospace, Inc.	125,128	5,541,919
Huntington Ingalls Industries, Inc.	13,537	2,729,871
Kaman Corp.	9,644	212,843
Kratos Defense & Security Solutions, Inc. (a)	43,837	565,497
L3Harris Technologies, Inc.	65,137	12,711,486
Lockheed Martin Corp.	77,654	36,066,400
Maxar Technologies, Inc.	25,602	1,349,737
Mercury Systems, Inc. (a)	19,405	925,036
Moog, Inc. Class A	9,560	861,452
National Presto Industries, Inc.	1,477	100,466
Northrop Grumman Corp.	49,183	22,686,642
Park Aerospace Corp.	7,178	93,888
Parsons Corp. (a)	10,782	469,017
Raytheon Technologies Corp.	500,674	50,017,333
Rocket Lab U.S.A., Inc. Class A (a)(b)	71,578	280,586
Spirit AeroSystems Holdings, Inc. Class A	35,641	1,060,676
Terran Orbital Corp. Class A (a)(b)	38,660	68,815
Textron, Inc.	70,983	4,751,602
The Boeing Co. (a)	192,218	39,746,838
TransDigm Group, Inc.	17,696	13,537,440
Triumph Group, Inc. (a)	22,251	240,533
V2X, Inc. (a)	3,976	171,763
Virgin Galactic Holdings, Inc. (a)(b)	82,509	300,333
Woodward, Inc.	20,373	1,956,215
		233,508,950
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	18,749	380,792
C.H. Robinson Worldwide, Inc.	40,446	4,079,788
Expeditors International of Washington, Inc.	54,301	6,181,626
FedEx Corp.	79,367	18,078,215
Forward Air Corp.	8,870	935,874
GXO Logistics, Inc. (a)	40,757	2,165,419
Hub Group, Inc. Class A (a)	10,924	823,670
United Parcel Service, Inc. Class B	249,238	44,815,485
		77,460,869
Building Products - 0.6%
A.O. Smith Corp. (b)	43,045	2,939,543
AAON, Inc.	14,342	1,405,516
Advanced Drain Systems, Inc. (b)	21,552	1,847,437
Allegion PLC	29,710	3,282,361
American Woodmark Corp. (a)	5,774	291,702
Apogee Enterprises, Inc.	7,502	319,285
Armstrong World Industries, Inc.	15,347	1,053,725
AZZ, Inc.	8,538	322,139
Builders FirstSource, Inc. (a)	50,398	4,776,218
Carlisle Companies, Inc.	17,578	3,794,211
Carrier Global Corp.	284,762	11,908,747
CSW Industrials, Inc.	5,456	734,760
Fortune Brands Home & Security, Inc.	43,790	2,832,775
Gibraltar Industries, Inc. (a)	10,470	523,919
Griffon Corp.	17,083	486,011
Hayward Holdings, Inc. (a)(b)	40,354	485,862
Insteel Industries, Inc.	6,015	165,593
Janus International Group, Inc. (a)	25,835	232,515
Jeld-Wen Holding, Inc. (a)	27,474	351,118
Johnson Controls International PLC	234,993	14,061,981
Lennox International, Inc.	11,025	3,108,058
Masco Corp.	76,879	4,113,795
Masonite International Corp. (a)	7,583	693,162
MasterBrand, Inc.	42,698	344,573
Owens Corning	31,882	3,405,316
PGT Innovations, Inc. (a)	21,255	545,403
Quanex Building Products Corp.	11,580	221,178
Resideo Technologies, Inc. (a)	49,150	874,870
Simpson Manufacturing Co. Ltd.	14,800	1,861,544
Tecnoglass, Inc.	6,528	286,253
The AZEK Co., Inc. (a)	38,036	1,032,297
Trane Technologies PLC	78,311	14,550,967
Trex Co., Inc. (a)	37,062	2,025,809
UFP Industries, Inc.	21,282	1,671,063
Zurn Elkay Water Solutions Cor	51,315	1,105,838
		87,655,544
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	22,588	961,797
ACCO Brands Corp.	28,567	130,837
ACV Auctions, Inc. Class A (a)	39,379	513,108
Aris Water Solution, Inc. Class A (b)	9,119	66,295
Aurora Innovation, Inc. (a)	119,581	171,001
Brady Corp. Class A	16,148	824,032
BrightView Holdings, Inc. (a)	13,371	73,942
Casella Waste Systems, Inc. Class A (a)	17,511	1,558,479
CECO Environmental Corp. (a)	9,474	109,993
Cimpress PLC (a)	6,683	347,182
Cintas Corp.	29,498	13,444,303
Clean Harbors, Inc. (a)	17,153	2,489,929
Copart, Inc. (a)	146,332	11,567,545
CoreCivic, Inc. (a)	37,462	329,291
Deluxe Corp.	16,054	243,218
Driven Brands Holdings, Inc. (a)	19,691	604,514
Ennis, Inc.	8,567	166,457
Harsco Corp. (a)	28,444	195,410
Healthcare Services Group, Inc.	23,931	373,563
Heritage-Crystal Clean, Inc. (a)	5,026	175,709
HNI Corp.	13,029	338,493
Interface, Inc.	18,084	141,779
KAR Auction Services, Inc. (a)	37,020	501,251
Kimball International, Inc. Class B	13,170	162,123
Liquidity Services, Inc. (a)	8,300	108,481
Matthews International Corp. Class A	10,641	402,975
Millerknoll, Inc.	25,184	428,380
Montrose Environmental Group, Inc. (a)	9,305	283,430
MSA Safety, Inc.	12,606	1,635,629
Pitney Bowes, Inc.	57,041	200,214
Republic Services, Inc.	70,161	10,146,684
Rollins, Inc.	78,964	3,336,229
SP Plus Corp. (a)	6,961	237,857
Steelcase, Inc. Class A	34,345	274,760
Stericycle, Inc. (a)	31,811	1,452,172
Tetra Tech, Inc.	18,198	2,518,057
The Brink's Co.	16,192	1,017,667
The GEO Group, Inc. (a)	41,516	312,615
UniFirst Corp.	5,325	871,596
Viad Corp. (a)	7,392	140,670
VSE Corp.	3,357	141,968
Waste Management, Inc.	126,865	21,065,933
		80,065,568
Construction & Engineering - 0.2%
AECOM	47,737	3,964,558
Ameresco, Inc. Class A (a)(b)	11,319	470,870
API Group Corp. (a)	69,142	1,573,672
Arcosa, Inc.	16,605	1,121,502
Argan, Inc.	4,635	186,466
Comfort Systems U.S.A., Inc.	12,223	1,827,216
Construction Partners, Inc. Class A (a)	14,060	364,716
Dycom Industries, Inc. (a)	10,083	933,887
EMCOR Group, Inc.	16,208	2,771,568
Fluor Corp. (a)	48,326	1,404,354
Granite Construction, Inc.	14,656	558,833
Great Lakes Dredge & Dock Corp. (a)	20,417	116,989
MasTec, Inc. (a)	20,205	1,794,406
MDU Resources Group, Inc.	69,864	2,041,426
MYR Group, Inc. (a)	5,498	703,689
Northwest Pipe Co. (a)	3,168	87,247
Primoris Services Corp.	17,943	453,958
Quanta Services, Inc.	48,761	8,271,816
Sterling Construction Co., Inc. (a)	10,313	380,756
Tutor Perini Corp. (a)	13,797	73,124
Valmont Industries, Inc.	7,283	2,116,148
Willscot Mobile Mini Holdings (a)	71,879	3,263,307
		34,480,508
Electrical Equipment - 0.7%
Acuity Brands, Inc.	10,874	1,711,350
Allied Motion Technologies, Inc.	4,829	166,214
AMETEK, Inc.	78,599	10,841,160
Array Technologies, Inc. (a)	47,391	969,146
Atkore, Inc. (a)	13,503	1,705,834
Babcock & Wilcox Enterprises, Inc. (a)	24,589	152,944
Beam Global (a)(b)	2,551	22,755
Blink Charging Co. (a)(b)	18,377	131,028
Bloom Energy Corp. Class A (a)(b)	60,762	1,011,687
ChargePoint Holdings, Inc. Class A (a)(b)	91,947	797,180
Eaton Corp. PLC	135,989	22,726,482
Emerson Electric Co.	195,429	16,271,419
Encore Wire Corp.	6,371	995,978
Energy Vault Holdings, Inc. Class A (a)(b)	46,584	78,727
EnerSys	13,639	1,131,628
Enovix Corp. (a)(b)	37,993	411,084
Eos Energy Enterprises, Inc. (a)(b)	28,431	48,048
Fluence Energy, Inc. (a)(b)	12,474	225,280
FTC Solar, Inc. (a)	7,623	20,811
FuelCell Energy, Inc. (a)(b)	139,857	262,931
Generac Holdings, Inc. (a)	21,408	2,188,326
GrafTech International Ltd.	66,525	313,333
Hubbell, Inc. Class B	18,439	4,965,991
LSI Industries, Inc.	9,599	121,811
NuScale Power Corp. (a)(b)	8,475	75,173
nVent Electric PLC	56,681	2,376,634
Plug Power, Inc. (a)(b)	177,754	1,605,119
Powell Industries, Inc.	3,022	121,061
Regal Rexnord Corp.	22,685	2,952,680
Rockwell Automation, Inc.	39,279	11,132,061
Sensata Technologies, Inc. PLC	51,748	2,248,451
SES AI Corp. Class A (a)(b)	53,245	86,789
Shoals Technologies Group, Inc. (a)	54,739	1,143,498
Stem, Inc. (a)(b)	49,904	211,094
SunPower Corp. (a)(b)	28,907	382,151
Sunrun, Inc. (a)(b)	71,992	1,514,712
Thermon Group Holdings, Inc. (a)	10,840	225,255
TPI Composites, Inc. (a)(b)	14,195	175,450
Vertiv Holdings Co.	103,579	1,545,399
Vicor Corp. (a)	8,066	346,596
		93,413,270
Ground Transportation - 1.0%
ArcBest Corp.	8,231	777,006
Avis Budget Group, Inc. (a)	8,640	1,526,429
Covenant Transport Group, Inc. Class A	2,964	116,752
CSX Corp.	718,927	22,027,923
Daseke, Inc. (a)	18,230	149,121
FTAI Infrastructure LLC	35,993	111,578
Heartland Express, Inc.	15,804	228,842
Hertz Global Holdings, Inc. (a)	55,892	932,279
J.B. Hunt Transport Services, Inc.	28,455	4,987,877
Knight-Swift Transportation Holdings, Inc. Class A	54,925	3,093,376
Landstar System, Inc.	12,264	2,158,832
Lyft, Inc. (a)	107,900	1,105,975
Marten Transport Ltd.	19,313	389,929
Norfolk Southern Corp.	77,927	15,821,519
Old Dominion Freight Lines, Inc.	30,976	9,924,401
RXO, Inc.	40,297	728,973
Ryder System, Inc.	16,840	1,333,054
Saia, Inc. (a)	8,998	2,679,334
Schneider National, Inc. Class B	12,811	335,264
TuSimple Holdings, Inc. (a)	45,069	54,533
U-Haul Holding Co. (b)	3,986	243,385
U-Haul Holding Co. (non-vtg.)	29,842	1,614,452
Uber Technologies, Inc. (a)	681,892	21,172,747
Union Pacific Corp.	209,125	40,925,763
Universal Logistics Holdings, Inc.	2,569	65,766
Werner Enterprises, Inc.	19,572	884,067
XPO, Inc. (a)	39,125	1,728,543
		135,117,720
Industrial Conglomerates - 0.7%
3M Co.	188,296	20,000,801
General Electric Co.	372,212	36,837,822
Honeywell International, Inc.	228,286	45,620,674
		102,459,297
Machinery - 1.9%
3D Systems Corp. (a)	44,401	406,713
AGCO Corp.	21,322	2,642,649
Alamo Group, Inc.	3,444	608,658
Albany International Corp. Class A	10,686	974,670
Allison Transmission Holdings, Inc.	31,401	1,532,055
Astec Industries, Inc.	7,823	322,933
Barnes Group, Inc.	16,606	697,950
Blue Bird Corp. (a)	5,917	110,648
Caterpillar, Inc.	177,872	38,918,394
Chart Industries, Inc. (a)	14,670	1,952,577
CIRCOR International, Inc. (a)	7,035	195,854
Columbus McKinnon Corp. (NY Shares)	8,981	311,731
Crane Co.	16,424	1,183,678
Crane Nxt Co.	16,424	777,841
Cummins, Inc.	48,352	11,364,654
Deere & Co.	92,424	34,938,120
Desktop Metal, Inc. (a)(b)	76,434	168,155
Donaldson Co., Inc.	41,753	2,653,403
Douglas Dynamics, Inc.	8,555	250,747
Dover Corp.	47,713	6,973,732
Energy Recovery, Inc. (a)	20,176	454,565
Enerpac Tool Group Corp. Class A	20,582	489,028
EnPro Industries, Inc.	7,013	661,116
ESAB Corp.	17,982	1,049,430
ESCO Technologies, Inc.	8,471	792,631
Evoqua Water Technologies Corp. (a)	41,879	2,070,917
Federal Signal Corp.	20,226	1,039,212
Flowserve Corp.	45,509	1,519,546
Fortive Corp.	120,169	7,581,462
Franklin Electric Co., Inc.	13,275	1,187,714
Gates Industrial Corp. PLC (a)	34,744	468,002
Gorman-Rupp Co.	6,895	169,272
Graco, Inc.	57,647	4,570,831
Helios Technologies, Inc.	11,383	684,574
Hillenbrand, Inc.	23,222	1,059,388
Hillman Solutions Corp. Class A (a)	51,300	430,920
Hyliion Holdings Corp. Class A (a)(b)	47,409	64,950
Hyster-Yale Materials Handling, Inc. Class A	3,494	183,994
IDEX Corp.	25,683	5,298,917
Illinois Tool Works, Inc.	94,819	22,940,509
Ingersoll Rand, Inc.	138,016	7,869,672
ITT, Inc.	27,819	2,349,036
John Bean Technologies Corp.	11,076	1,204,072
Kadant, Inc.	4,124	766,363
Kennametal, Inc.	26,855	697,156
Lincoln Electric Holdings, Inc.	19,754	3,314,721
Lindsay Corp.	3,979	480,424
Luxfer Holdings PLC sponsored	8,629	131,592
Manitowoc Co., Inc. (a)	13,155	201,140
Microvast Holdings, Inc. (a)(b)	73,042	76,694
Middleby Corp. (a)	18,243	2,570,074
Mueller Industries, Inc.	19,734	1,417,888
Mueller Water Products, Inc. Class A	50,985	683,199
Nikola Corp. (a)(b)	114,728	101,592
Nordson Corp.	18,284	3,955,012
Omega Flex, Inc.	971	106,820
Oshkosh Corp.	22,192	1,698,132
Otis Worldwide Corp.	141,844	12,099,293
PACCAR, Inc.	178,442	13,327,833
Parker Hannifin Corp.	43,870	14,252,486
Pentair PLC	55,723	3,236,392
Proterra, Inc. Class A (a)(b)	61,403	71,842
Proto Labs, Inc. (a)	9,482	272,797
RBC Bearings, Inc. (a)(b)	9,840	2,233,778
REV Group, Inc.	9,672	103,781
Shyft Group, Inc. (The)	11,292	283,203
Snap-On, Inc.	18,206	4,722,818
SPX Technologies, Inc. (a)	15,131	963,542
Standex International Corp.	4,171	512,241
Stanley Black & Decker, Inc.	50,759	4,382,532
Tennant Co.	6,402	489,241
Terex Corp.	23,461	1,046,126
The Greenbrier Companies, Inc.	10,943	289,442
Timken Co.	23,018	1,768,933
Titan International, Inc. (a)	18,182	177,456
Toro Co.	35,599	3,711,552
Trinity Industries, Inc.	28,913	692,466
Velo3D, Inc. (a)(b)	18,700	43,758
Wabash National Corp.	16,252	417,189
Watts Water Technologies, Inc. Class A	9,495	1,535,626
Westinghouse Air Brake Tech Co.	62,333	6,088,064
Xylem, Inc.	61,478	6,383,876
		266,431,994
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	3,118	139,437
Eneti, Inc.	7,119	61,010
Genco Shipping & Trading Ltd.	13,104	201,933
Kirby Corp. (a)	20,894	1,501,025
Matson, Inc.	13,323	906,364
		2,809,769
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	44,312	1,925,800
Allegiant Travel Co. (a)	5,409	562,049
American Airlines Group, Inc. (a)	221,720	3,024,261
Blade Air Mobility, Inc. (a)	14,338	37,566
Delta Air Lines, Inc. (a)	219,201	7,520,786
Frontier Group Holdings, Inc. (a)	13,322	126,426
Hawaiian Holdings, Inc. (a)	15,617	130,090
JetBlue Airways Corp. (a)	107,951	770,770
Joby Aviation, Inc. (a)(b)	100,001	433,004
SkyWest, Inc. (a)	17,295	489,449
Southwest Airlines Co.	203,693	6,169,861
Spirit Airlines, Inc.	38,249	654,058
Sun Country Airlines Holdings, Inc. (a)	12,035	237,451
United Airlines Holdings, Inc. (a)	112,048	4,907,702
Wheels Up Experience, Inc. Class A (a)	53,485	24,737
		27,014,010
Professional Services - 1.0%
Alight, Inc. Class A (a)	107,858	997,687
ASGN, Inc. (a)	16,832	1,205,003
Automatic Data Processing, Inc.	141,579	31,147,380
Barrett Business Services, Inc.	2,204	184,276
Booz Allen Hamilton Holding Corp. Class A	45,317	4,337,743
Broadridge Financial Solutions, Inc.	40,334	5,864,967
CACI International, Inc. Class A (a)	8,085	2,533,192
CBIZ, Inc. (a)	16,764	883,295
Clarivate Analytics PLC (a)(b)	145,929	1,292,931
Concentrix Corp.	14,869	1,435,007
Conduent, Inc. (a)	50,082	175,788
CoStar Group, Inc. (a)	139,018	10,697,435
CRA International, Inc.	2,273	238,983
CSG Systems International, Inc.	10,032	528,486
Dun & Bradstreet Holdings, Inc.	77,061	860,771
Equifax, Inc.	41,891	8,729,247
ExlService Holdings, Inc. (a)	11,308	2,017,121
Exponent, Inc.	17,625	1,622,381
First Advantage Corp. (a)	19,879	255,644
FiscalNote Holdings, Inc. Class A (a)(b)	34,404	62,271
Forrester Research, Inc. (a)	4,794	148,326
Franklin Covey Co. (a)	3,875	142,290
FTI Consulting, Inc. (a)	11,790	2,128,095
Genpact Ltd.	57,249	2,550,443
Heidrick & Struggles International, Inc.	6,800	170,748
HireRight Holdings Corp. (a)	6,894	73,076
Huron Consulting Group, Inc. (a)	6,620	561,310
ICF International, Inc.	5,690	648,660
Insperity, Inc.	12,220	1,496,461
Jacobs Solutions, Inc.	43,114	4,977,942
KBR, Inc.	46,510	2,638,512
Kelly Services, Inc. Class A (non-vtg.)	10,915	179,115
Kforce, Inc.	6,685	395,351
Korn Ferry	17,744	852,067
LegalZoom.com, Inc. (a)	33,450	313,761
Leidos Holdings, Inc.	46,594	4,345,356
Manpower, Inc.	17,109	1,295,322
Maximus, Inc.	20,780	1,738,247
NV5 Global, Inc. (a)	4,184	396,350
Paychex, Inc.	109,817	12,064,496
Planet Labs PBC Class A (a)	67,946	277,220
RCM Technologies, Inc. (a)	3,329	37,418
Resources Connection, Inc.	12,066	176,043
Robert Half International, Inc.	36,863	2,690,999
Science Applications International Corp.	18,576	1,895,309
SS&C Technologies Holdings, Inc.	74,560	4,364,742
Sterling Check Corp. (a)	8,445	94,922
TaskUs, Inc. (a)(b)	8,249	111,032
TransUnion Holding Co., Inc.	66,250	4,558,663
TriNet Group, Inc. (a)	12,363	1,147,039
TrueBlue, Inc. (a)	10,238	155,106
Ttec Holdings, Inc.	6,434	219,206
Upwork, Inc. (a)	39,258	375,699
Verisk Analytics, Inc.	53,483	10,381,585
Verra Mobility Corp. (a)	47,058	797,633
		139,468,152
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	34,814	1,400,219
Alta Equipment Group, Inc.	9,113	128,858
Applied Industrial Technologies, Inc.	13,073	1,773,483
Beacon Roofing Supply, Inc. (a)	17,194	1,034,735
BlueLinx Corp. (a)	2,966	207,798
Boise Cascade Co.	13,188	900,872
Core & Main, Inc. (a)(b)	25,793	672,166
Custom Truck One Source, Inc. Class A (a)	22,081	138,669
DXP Enterprises, Inc. (a)	5,268	132,754
Fastenal Co.	195,155	10,507,145
Ferguson PLC	70,663	9,950,764
GATX Corp.	12,391	1,411,459
Global Industrial Co.	4,930	131,385
GMS, Inc. (a)	14,225	825,904
H&E Equipment Services, Inc.	11,325	413,363
Herc Holdings, Inc.	8,767	876,875
Hudson Technologies, Inc. (a)	11,729	90,665
McGrath RentCorp.	8,061	716,462
MRC Global, Inc. (a)	27,268	265,590
MSC Industrial Direct Co., Inc. Class A	16,187	1,468,647
NOW, Inc. (a)	38,338	409,066
Rush Enterprises, Inc. Class A	15,099	801,908
SiteOne Landscape Supply, Inc. (a)(b)	15,229	2,249,932
Textainer Group Holdings Ltd.	13,671	479,852
Titan Machinery, Inc. (a)	7,020	220,077
Transcat, Inc. (a)	2,429	185,308
Triton International Ltd.	20,245	1,673,654
United Rentals, Inc.	23,756	8,578,529
Univar Solutions, Inc. (a)	55,975	1,987,113
Veritiv Corp.	4,711	541,153
W.W. Grainger, Inc.	15,379	10,697,171
Watsco, Inc. (b)	11,326	3,923,100
WESCO International, Inc.	15,409	2,218,896
Xometry, Inc. (a)(b)	9,451	131,274
		67,144,846
TOTAL INDUSTRIALS		1,347,030,497
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	22,701	207,033
Arista Networks, Inc. (a)	84,612	13,551,458
Aviat Networks, Inc. (a)	3,371	110,603
Calix, Inc. (a)	19,564	894,075
Cambium Networks Corp. (a)	3,883	58,789
Ciena Corp. (a)	50,347	2,317,976
Cisco Systems, Inc.	1,403,840	66,331,440
Clearfield, Inc. (a)(b)	4,496	196,385
CommScope Holding Co., Inc. (a)	69,390	342,093
Comtech Telecommunications Corp.	10,348	107,102
Digi International, Inc. (a)	11,591	349,585
DZS, Inc. (a)	5,113	34,768
Extreme Networks, Inc. (a)	43,774	778,302
F5, Inc. (a)	20,872	2,804,362
Harmonic, Inc. (a)	38,273	539,267
Infinera Corp. (a)(b)	62,395	394,960
Juniper Networks, Inc.	110,926	3,344,419
Lumentum Holdings, Inc. (a)	23,577	1,137,590
Motorola Solutions, Inc.	57,114	16,643,020
NETGEAR, Inc. (a)	8,661	122,380
NetScout Systems, Inc. (a)	23,233	632,170
Ribbon Communications, Inc. (a)	27,276	69,827
ViaSat, Inc. (a)(b)	26,315	921,814
Viavi Solutions, Inc. (a)	78,602	704,274
		112,593,692
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	7,790	52,660
Advanced Energy Industries, Inc.	13,157	1,138,081
Aeva Technologies, Inc. (a)	30,397	30,151
Akoustis Technologies, Inc. (a)(b)	21,349	60,845
Amphenol Corp. Class A	203,080	15,326,448
Arlo Technologies, Inc. (a)	32,247	207,671
Arrow Electronics, Inc. (a)	19,962	2,284,252
Avnet, Inc.	32,245	1,330,429
Badger Meter, Inc.	10,255	1,357,044
Bel Fuse, Inc. Class B (non-vtg.)	3,654	148,462
Belden, Inc.	14,294	1,127,654
Benchmark Electronics, Inc.	12,076	257,823
CDW Corp.	46,190	7,833,362
Cognex Corp.	58,859	2,806,986
Coherent Corp. (a)	47,045	1,606,116
Corning, Inc.	260,365	8,649,325
CTS Corp.	10,928	428,487
ePlus, Inc. (a)	9,140	397,956
Evolv Technologies Holdings, Inc. (a)	22,160	79,776
Fabrinet (a)	12,561	1,192,667
FARO Technologies, Inc. (a)	5,897	137,695
Insight Enterprises, Inc. (a)	10,534	1,274,087
IPG Photonics Corp. (a)	11,168	1,284,097
Itron, Inc. (a)	15,081	805,325
Jabil, Inc.	45,631	3,566,063
Keysight Technologies, Inc. (a)	60,866	8,803,658
Kimball Electronics, Inc. (a)	7,465	150,270
Knowles Corp. (a)	30,169	509,253
Lightwave Logic, Inc. (a)(b)	37,120	167,040
Littelfuse, Inc.	8,368	2,027,064
Luna Innovations, Inc. (a)(b)	11,952	75,059
Methode Electronics, Inc. Class A	11,924	488,765
MicroVision, Inc. (a)(b)	50,687	101,374
Mirion Technologies, Inc. Class A (a)(b)	39,912	323,287
Napco Security Technologies, Inc. (a)	10,503	325,593
National Instruments Corp.	44,629	2,598,747
nLIGHT, Inc. (a)	13,783	120,877
Novanta, Inc. (a)	12,276	1,876,264
OSI Systems, Inc. (a)	5,213	588,860
Ouster, Inc. (a)(b)	11,130	39,400
Par Technology Corp. (a)(b)	9,382	286,995
PC Connection, Inc.	4,502	181,296
Plexus Corp. (a)	9,361	818,807
Richardson Electronics Ltd.	4,744	73,200
Rogers Corp. (a)	6,467	1,040,864
Sanmina Corp. (a)	20,600	1,076,556
ScanSource, Inc. (a)	9,121	249,459
Smartrent, Inc. (a)(b)	45,646	117,767
TD SYNNEX Corp.	14,660	1,305,326
TE Connectivity Ltd.	108,161	13,235,662
Teledyne Technologies, Inc. (a)	16,025	6,640,760
Trimble, Inc. (a)	84,275	3,969,353
TTM Technologies, Inc. (a)	34,955	412,819
Vishay Intertechnology, Inc.	45,050	959,115
Vishay Precision Group, Inc. (a)	3,850	144,529
Vontier Corp.	53,912	1,462,633
Zebra Technologies Corp. Class A (a)	17,685	5,093,811
		108,647,925
IT Services - 1.3%
Accenture PLC Class A	215,218	60,323,453
Akamai Technologies, Inc. (a)	53,827	4,412,199
Amdocs Ltd.	41,517	3,788,426
BigCommerce Holdings, Inc. (a)	21,862	161,560
Cloudflare, Inc. (a)	98,215	4,621,016
Cognizant Technology Solutions Corp. Class A	174,229	10,403,214
Digitalocean Holdings, Inc. (a)(b)	20,760	654,770
DXC Technology Co. (a)	77,605	1,850,879
Edgio, Inc. (a)	41,575	27,481
EPAM Systems, Inc. (a)	19,713	5,567,740
Fastly, Inc. Class A (a)	38,103	563,162
Gartner, Inc. (a)	27,028	8,174,889
GoDaddy, Inc. (a)	52,691	3,987,655
Grid Dynamics Holdings, Inc. (a)	18,042	196,117
Hackett Group, Inc.	8,463	157,073
IBM Corp.	308,984	39,058,667
Kyndryl Holdings, Inc. (a)	69,882	1,010,494
MongoDB, Inc. Class A (a)	23,758	5,700,970
Okta, Inc. (a)	52,175	3,575,553
Perficient, Inc. (a)	11,380	738,790
Rackspace Technology, Inc. (a)(b)	19,323	28,212
Snowflake, Inc. (a)	97,868	14,492,293
Squarespace, Inc. Class A (a)	13,791	428,900
Thoughtworks Holding, Inc. (a)	24,216	150,866
Tucows, Inc. (a)(b)	3,265	73,103
Twilio, Inc. Class A (a)	59,439	3,127,086
Unisys Corp. (a)	20,443	65,622
VeriSign, Inc. (a)	31,364	6,956,535
		180,296,725
Semiconductors & Semiconductor Equipment - 5.5%
ACM Research, Inc. (a)	12,759	119,297
Advanced Micro Devices, Inc. (a)	551,074	49,249,483
AEHR Test Systems (a)(b)	8,117	200,896
Allegro MicroSystems LLC (a)	21,908	783,649
Alpha & Omega Semiconductor Ltd. (a)	8,034	191,852
Ambarella, Inc. (a)	12,728	788,881
Amkor Technology, Inc.	34,869	780,020
Analog Devices, Inc.	173,145	31,145,323
Applied Materials, Inc.	288,140	32,568,464
Axcelis Technologies, Inc. (a)	11,015	1,303,075
Broadcom, Inc.	142,769	89,444,779
CEVA, Inc. (a)	8,420	211,595
Cirrus Logic, Inc. (a)	18,755	1,608,991
Cohu, Inc. (a)	16,016	541,981
Credo Technology Group Holding Ltd. (a)	31,677	256,900
Diodes, Inc. (a)	15,376	1,225,467
Enphase Energy, Inc. (a)	46,465	7,629,553
Entegris, Inc.	50,637	3,793,724
First Solar, Inc. (a)	33,866	6,183,254
FormFactor, Inc. (a)	26,089	712,491
Ichor Holdings Ltd. (a)	9,911	276,021
Impinj, Inc. (a)	7,166	633,546
indie Semiconductor, Inc. (a)(b)	24,314	184,057
Intel Corp.	1,413,982	43,918,281
KLA Corp.	47,325	18,293,006
Kulicke & Soffa Industries, Inc. (b)	19,807	944,002
Lam Research Corp.	46,122	24,171,618
Lattice Semiconductor Corp. (a)	46,984	3,744,625
MACOM Technology Solutions Holdings, Inc. (a)	17,829	1,040,144
Marvell Technology, Inc.	291,951	11,526,225
MaxLinear, Inc. Class A (a)	24,293	586,190
Meta Materials, Inc. (a)(b)	114,171	21,030
Microchip Technology, Inc.	187,270	13,668,837
Micron Technology, Inc.	373,116	24,013,746
MKS Instruments, Inc.	19,347	1,622,633
Monolithic Power Systems, Inc.	15,314	7,074,609
Navitas Semiconductor Corp. (a)(b)	23,886	127,312
NVE Corp.	1,538	115,981
NVIDIA Corp.	840,675	233,278,906
NXP Semiconductors NV	88,551	14,499,341
onsemi (a)	147,718	10,629,787
Onto Innovation, Inc. (a)	16,969	1,374,150
PDF Solutions, Inc. (a)	9,947	358,589
Photronics, Inc. (a)	19,548	282,664
Power Integrations, Inc.	19,553	1,423,067
Qorvo, Inc. (a)	34,359	3,163,777
Qualcomm, Inc.	380,998	44,500,566
Rambus, Inc. (a)	36,470	1,617,080
Semtech Corp. (a)	21,007	409,426
Silicon Laboratories, Inc. (a)	10,779	1,501,515
SiTime Corp. (a)	5,386	584,219
SkyWater Technology, Inc. (a)	3,119	28,196
Skyworks Solutions, Inc.	54,451	5,766,361
SMART Global Holdings, Inc. (a)	16,970	261,677
SolarEdge Technologies, Inc. (a)	19,149	5,469,529
Synaptics, Inc. (a)	13,820	1,223,899
Teradyne, Inc.	53,324	4,872,747
Texas Instruments, Inc.	309,526	51,752,747
Ultra Clean Holdings, Inc. (a)	15,342	437,861
Universal Display Corp.	15,003	2,002,300
Veeco Instruments, Inc. (a)(b)	17,807	328,005
Wolfspeed, Inc. (a)(b)	42,905	1,997,228
		768,465,175
Software - 9.6%
8x8, Inc. (a)(b)	34,699	99,586
A10 Networks, Inc.	21,334	301,663
ACI Worldwide, Inc. (a)	38,773	982,120
Adeia, Inc.	35,658	272,427
Adobe, Inc. (a)	156,468	59,076,058
Agilysys, Inc. (a)	6,875	536,525
Alarm.com Holdings, Inc. (a)	16,729	797,806
Alkami Technology, Inc. (a)	13,323	159,743
Altair Engineering, Inc. Class A (a)(b)	17,578	1,213,761
Alteryx, Inc. Class A (a)	20,735	852,831
American Software, Inc. Class A	9,792	116,916
Amplitude, Inc. (a)	17,331	196,707
ANSYS, Inc. (a)	29,799	9,354,502
AppFolio, Inc. (a)	6,574	917,862
Appian Corp. Class A (a)(b)	14,468	543,273
AppLovin Corp. (a)(b)	42,657	725,169
Asana, Inc. (a)(b)	26,189	423,738
Aspen Technology, Inc.	9,995	1,769,115
Atlassian Corp. PLC (a)	51,171	7,555,910
Autodesk, Inc. (a)	73,804	14,376,281
AvePoint, Inc. (a)(b)	27,937	121,247
Bentley Systems, Inc. Class B	66,405	2,826,197
Bill Holdings, Inc. (a)	32,832	2,521,826
Black Knight, Inc. (a)	53,124	2,902,695
Blackbaud, Inc. (a)	15,380	1,066,680
BlackLine, Inc. (a)	18,421	1,026,234
Blend Labs, Inc. (a)(b)	92,593	54,824
Box, Inc. Class A (a)	48,006	1,270,239
Braze, Inc. (a)(b)	12,514	367,912
C3.ai, Inc. (a)(b)	28,361	505,393
Cadence Design Systems, Inc. (a)	93,740	19,633,843
CCC Intelligent Solutions Holdings, Inc. Class A (a)	37,050	321,594
Cerence, Inc. (a)	13,679	349,498
Ceridian HCM Holding, Inc. (a)	52,379	3,325,019
Cleanspark, Inc. (a)(b)	27,873	108,983
Clear Secure, Inc. (b)	27,810	672,724
Clearwater Analytics Holdings, Inc. (a)	22,787	351,148
CommVault Systems, Inc. (a)	15,384	896,426
Confluent, Inc. (a)	52,727	1,159,994
Consensus Cloud Solutions, Inc. (a)	5,763	215,133
Couchbase, Inc. (a)(b)	8,685	133,402
Crowdstrike Holdings, Inc. (a)	74,455	8,938,323
CS Disco, Inc. (a)	3,718	21,862
Datadog, Inc. Class A (a)	85,065	5,731,680
Digimarc Corp. (a)(b)	4,248	72,386
Digital Turbine, Inc. (a)	30,025	352,193
DocuSign, Inc. (a)	68,938	3,408,295
Dolby Laboratories, Inc. Class A	20,754	1,736,902
Domo, Inc. Class B (a)	10,352	164,390
DoubleVerify Holdings, Inc. (a)	29,918	880,188
Dropbox, Inc. Class A (a)	92,573	1,882,935
Dynatrace, Inc. (a)	74,088	3,132,441
E2open Parent Holdings, Inc. (a)(b)	58,642	368,858
Ebix, Inc.	7,181	116,763
Elastic NV (a)	26,628	1,524,453
Enfusion, Inc. Class A (a)	4,691	39,311
EngageSmart, Inc. (a)	10,672	183,238
Envestnet, Inc. (a)(b)	19,139	1,213,030
Everbridge, Inc. (a)	13,599	357,382
Expensify, Inc. (a)	16,217	123,087
Fair Isaac Corp. (a)	8,604	6,263,282
Five9, Inc. (a)	23,853	1,546,629
ForgeRock, Inc. (a)	11,806	236,474
Fortinet, Inc. (a)	221,661	13,975,726
Freshworks, Inc. (a)	53,870	719,703
Gen Digital, Inc.	192,961	3,409,621
GitLab, Inc. (a)(b)	21,701	658,842
Guidewire Software, Inc. (a)	28,243	2,151,834
HashiCorp, Inc. (a)	28,316	759,152
HubSpot, Inc. (a)	16,574	6,976,825
Informatica, Inc. (a)	14,295	221,001
Intapp, Inc. (a)	5,143	207,366
InterDigital, Inc.	8,996	609,389
Intuit, Inc.	96,018	42,627,191
Jamf Holding Corp. (a)	14,680	277,746
Life360, Inc. CDI (a)(d)	65,317	223,445
LivePerson, Inc. (a)	22,811	105,615
Liveramp Holdings, Inc. (a)	22,680	546,361
Manhattan Associates, Inc. (a)	21,396	3,544,889
Marathon Digital Holdings, Inc. (a)(b)	36,031	362,832
Matterport, Inc. (a)(b)	80,570	187,728
MeridianLink, Inc. (a)(b)	6,917	103,340
Microsoft Corp.	2,543,801	781,608,295
MicroStrategy, Inc. Class A (a)(b)	3,209	1,053,771
Mitek Systems, Inc. (a)	14,079	126,993
Model N, Inc. (a)	10,887	335,320
Momentive Global, Inc. (a)	45,057	423,085
N-able, Inc. (a)	22,738	289,910
nCino, Inc. (a)(b)	26,445	653,985
NCR Corp. (a)	45,774	1,020,302
New Relic, Inc. (a)	19,873	1,420,323
Nutanix, Inc. Class A (a)	78,852	1,890,871
Olo, Inc. (a)(b)	34,451	235,989
ON24, Inc. (a)	15,209	132,318
Onespan, Inc. (a)	12,190	179,681
Oracle Corp.	525,062	49,733,873
Pagerduty, Inc. (a)(b)	28,371	852,832
Palantir Technologies, Inc. (a)(b)	599,323	4,644,753
Palo Alto Networks, Inc. (a)	103,359	18,858,883
Paycom Software, Inc. (a)	16,476	4,784,136
Paycor HCM, Inc. (a)(b)	15,384	361,524
Paylocity Holding Corp. (a)	14,062	2,718,044
Pegasystems, Inc.	14,156	645,797
Porch Group, Inc. Class A (a)(b)	24,453	22,255
PowerSchool Holdings, Inc. (a)	14,227	297,060
Procore Technologies, Inc. (a)	23,724	1,267,099
Progress Software Corp.	14,281	783,741
PROS Holdings, Inc. (a)	13,766	390,541
PTC, Inc. (a)	36,462	4,586,555
Q2 Holdings, Inc. (a)	21,108	519,679
Qualtrics International, Inc. (a)	37,985	681,071
Qualys, Inc. (a)	11,697	1,321,059
Rapid7, Inc. (a)	20,404	991,838
Rimini Street, Inc. (a)	14,699	54,974
RingCentral, Inc. (a)	26,229	722,871
Riot Platforms, Inc. (a)(b)	55,728	666,507
Roper Technologies, Inc.	36,246	16,483,956
Salesforce, Inc. (a)	341,762	67,795,328
Samsara, Inc. (a)	38,764	699,690
Semrush Holdings, Inc. (a)	13,782	133,134
SentinelOne, Inc. (a)	75,457	1,212,594
ServiceNow, Inc. (a)	69,385	31,876,857
Smartsheet, Inc. (a)	45,073	1,842,134
SolarWinds, Inc. (a)	20,443	176,219
SoundHound AI, Inc. (b)	40,615	108,036
SoundThinking, Inc. (a)	2,852	84,847
Splunk, Inc. (a)	51,690	4,457,746
Sprinklr, Inc. (a)	23,801	284,660
Sprout Social, Inc. (a)	16,061	791,165
SPS Commerce, Inc. (a)	12,132	1,787,044
Sumo Logic, Inc. (a)	38,298	459,576
Synopsys, Inc. (a)	52,095	19,343,915
Telos Corp. (a)	15,883	27,001
Tenable Holdings, Inc. (a)	39,052	1,444,533
Teradata Corp. (a)	34,449	1,333,521
Tyler Technologies, Inc. (a)	14,162	5,367,823
UiPath, Inc. Class A (a)	121,348	1,708,580
Unity Software, Inc. (a)(b)	83,392	2,249,082
Upland Software, Inc. (a)	8,204	30,109
Varonis Systems, Inc. (a)	38,001	880,103
Verint Systems, Inc. (a)	22,491	820,697
Veritone, Inc. (a)(b)	10,561	50,270
Vertex, Inc. Class A (a)	11,931	246,375
VMware, Inc. Class A (a)	71,294	8,913,889
Vobile Group Ltd. (a)(b)	565,000	220,488
Workday, Inc. Class A (a)	69,093	12,860,971
Workiva, Inc. (a)	15,498	1,447,823
Xperi, Inc.	14,399	136,647
Yext, Inc. (a)	36,994	324,807
Zeta Global Holdings Corp. (a)	43,742	424,735
Zoom Video Communications, Inc. Class A (a)	73,969	4,543,916
Zscaler, Inc. (a)	28,992	2,612,179
Zuora, Inc. (a)	42,953	334,604
		1,333,856,701
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	5,082,391	862,380,074
Avid Technology, Inc. (a)	10,844	320,006
Corsair Gaming, Inc. (a)(b)	14,012	244,089
Dell Technologies, Inc.	83,128	3,615,237
Eastman Kodak Co. (a)	21,668	71,288
Hewlett Packard Enterprise Co.	439,531	6,294,084
HP, Inc.	295,040	8,765,638
Immersion Corp.	9,873	65,063
IonQ, Inc. (a)(b)	49,756	274,156
NetApp, Inc.	73,521	4,623,736
Pure Storage, Inc. Class A (a)	96,208	2,196,429
Seagate Technology Holdings PLC	65,517	3,850,434
Super Micro Computer, Inc. (a)	15,914	1,677,813
Turtle Beach Corp. (a)(b)	4,485	48,752
Western Digital Corp. (a)	109,681	3,777,414
Xerox Holdings Corp.	40,475	634,243
		898,838,456
TOTAL INFORMATION TECHNOLOGY		3,402,698,674
MATERIALS - 2.8%
Chemicals - 1.8%
AdvanSix, Inc.	8,785	331,019
Air Products & Chemicals, Inc.	75,894	22,340,158
Albemarle Corp.	39,961	7,411,167
American Vanguard Corp.	9,142	175,984
Amyris, Inc. (a)(b)	75,824	61,994
Ashland, Inc.	16,957	1,723,001
Aspen Aerogels, Inc. (a)	19,359	121,187
Avient Corp.	28,853	1,111,129
Axalta Coating Systems Ltd. (a)	76,240	2,406,897
Balchem Corp.	10,887	1,430,552
Cabot Corp.	19,041	1,366,382
Celanese Corp. Class A	34,256	3,639,357
CF Industries Holdings, Inc.	67,268	4,815,043
Chase Corp.	2,527	276,277
Corteva, Inc.	243,774	14,899,467
Danimer Scientific, Inc. (a)(b)	32,312	102,106
Diversey Holdings Ltd. (a)	27,105	220,364
Dow, Inc.	241,238	13,123,347
DuPont de Nemours, Inc.	156,798	10,931,957
Eastman Chemical Co.	40,711	3,430,716
Ecolab, Inc.	84,727	14,220,580
Ecovyst, Inc. (a)	23,218	263,524
Element Solutions, Inc.	79,005	1,433,941
FMC Corp.	43,064	5,321,849
FutureFuel Corp.	8,155	61,163
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	353,252	430,967
H.B. Fuller Co.	18,239	1,206,875
Hawkins, Inc.	6,316	254,787
Huntsman Corp.	61,340	1,643,299
Ingevity Corp. (a)	11,693	838,856
Innospec, Inc.	8,255	838,956
International Flavors & Fragrances, Inc.	86,918	8,427,569
Intrepid Potash, Inc. (a)	3,029	78,088
Koppers Holdings, Inc.	6,905	226,553
Kronos Worldwide, Inc. (b)	6,321	58,785
Linde PLC	168,272	62,168,090
Livent Corp. (a)(b)	60,680	1,325,858
LSB Industries, Inc. (a)	17,106	152,757
LyondellBasell Industries NV Class A	86,845	8,216,405
Mativ, Inc.	18,733	362,858
Minerals Technologies, Inc.	10,948	648,778
NewMarket Corp.	2,357	941,857
Olin Corp.	42,111	2,332,949
Origin Materials, Inc. Class A (a)(b)	46,549	183,869
Orion Engineered Carbons SA	20,678	500,614
Perimeter Solutions SA (a)	50,517	377,867
PPG Industries, Inc.	80,429	11,280,972
PureCycle Technologies, Inc. (a)(b)	43,234	284,047
Quaker Houghton	4,801	896,011
Rayonier Advanced Materials, Inc. (a)	19,903	108,272
RPM International, Inc.	44,325	3,635,980
Sensient Technologies Corp.	14,024	1,044,227
Sherwin-Williams Co.	80,610	19,148,099
Stepan Co.	6,919	637,932
The Chemours Co. LLC	50,787	1,476,378
The Mosaic Co.	116,333	4,984,869
The Scotts Miracle-Gro Co. Class A (b)	14,107	942,489
Trinseo PLC	11,617	210,500
Tronox Holdings PLC	38,261	523,793
Valvoline, Inc.	58,595	2,024,457
Westlake Corp.	11,890	1,352,844
		250,986,668
Construction Materials - 0.1%
Eagle Materials, Inc.	12,435	1,842,991
Martin Marietta Materials, Inc.	21,285	7,730,712
Summit Materials, Inc.	39,560	1,084,340
Vulcan Materials Co.	45,590	7,983,721
		18,641,764
Containers & Packaging - 0.3%
Amcor PLC	506,251	5,553,573
Aptargroup, Inc.	22,292	2,641,825
Ardagh Metal Packaging SA (b)	52,791	215,387
Avery Dennison Corp.	27,600	4,815,648
Ball Corp.	107,722	5,728,656
Berry Global Group, Inc.	41,427	2,394,895
Crown Holdings, Inc.	41,317	3,544,172
Graphic Packaging Holding Co.	104,291	2,571,816
Greif, Inc.:
Class A	8,441	530,010
Class B	2,073	163,228
International Paper Co.	121,698	4,029,421
Myers Industries, Inc.	13,001	246,369
O-I Glass, Inc. (a)	54,116	1,215,987
Packaging Corp. of America	31,752	4,294,776
Pactiv Evergreen, Inc.	12,875	101,713
Ranpak Holdings Corp. (A Shares) (a)	12,353	50,400
Sealed Air Corp.	49,643	2,382,368
Silgan Holdings, Inc.	28,556	1,406,669
Sonoco Products Co.	33,175	2,011,069
TriMas Corp.	13,768	349,845
WestRock Co.	87,251	2,611,422
		46,859,249
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	14,313	60,401
Alcoa Corp.	60,232	2,237,016
Alpha Metallurgical Resources	4,903	718,584
Arconic Corp. (a)	33,907	839,198
ATI, Inc. (a)	44,954	1,736,123
Carpenter Technology Corp.	16,086	848,376
Century Aluminum Co. (a)	17,978	154,431
Cleveland-Cliffs, Inc. (a)	175,352	2,696,914
Coeur d'Alene Mines Corp. (a)	91,652	311,617
Commercial Metals Co.	39,619	1,849,811
Compass Minerals International, Inc.	11,625	380,486
Freeport-McMoRan, Inc.	488,765	18,529,081
Gatos Silver, Inc. (a)	14,059	83,932
Haynes International, Inc.	4,363	205,105
Hecla Mining Co.	191,678	1,159,652
Kaiser Aluminum Corp.	5,328	350,156
Materion Corp.	7,087	767,593
McEwen Mining, Inc. (a)(b)	11,178	91,660
MP Materials Corp. (a)(b)	31,301	678,293
Newmont Corp.	271,481	12,868,199
Nucor Corp.	86,525	12,821,275
Olympic Steel, Inc.	3,261	151,865
Piedmont Lithium, Inc. (a)(b)	5,288	304,060
Ramaco Resources, Inc.	9,760	79,349
Reliance Steel & Aluminum Co.	20,136	4,989,701
Royal Gold, Inc.	22,522	2,982,814
Ryerson Holding Corp.	6,804	256,987
Schnitzer Steel Industries, Inc. Class A	8,955	258,710
Steel Dynamics, Inc.	57,111	5,936,688
SunCoke Energy, Inc.	29,168	226,927
TimkenSteel Corp. (a)	12,754	213,502
Tredegar Corp.	7,362	69,056
United States Steel Corp.	78,166	1,788,438
Warrior Metropolitan Coal, Inc.	17,362	600,204
Worthington Industries, Inc.	10,286	610,886
		77,857,090
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	5,158	186,204
Glatfelter Corp.	13,046	58,968
Louisiana-Pacific Corp.	24,409	1,458,194
Mercer International, Inc. (SBI)	12,114	117,869
Sylvamo Corp.	10,832	496,322
		2,317,557
TOTAL MATERIALS		396,662,328
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Acadia Realty Trust (SBI)	30,677	414,446
Agree Realty Corp.	30,797	2,093,888
Alexander & Baldwin, Inc.	26,088	501,672
Alexanders, Inc.	649	120,759
Alexandria Real Estate Equities, Inc.	53,762	6,676,165
Alpine Income Property Trust, Inc.	5,164	83,037
American Assets Trust, Inc.	18,071	328,892
American Homes 4 Rent Class A	105,464	3,507,733
American Tower Corp.	159,181	32,535,005
Americold Realty Trust	91,795	2,716,214
Apartment Income (REIT) Corp.	50,418	1,864,458
Apartment Investment & Management Co. Class A	49,316	386,144
Apple Hospitality (REIT), Inc.	71,110	1,058,828
Armada Hoffler Properties, Inc.	24,117	282,651
Ashford Hospitality Trust, Inc. (a)	11,762	39,991
AvalonBay Communities, Inc.	47,717	8,606,715
Boston Properties, Inc.	49,301	2,630,701
Braemar Hotels & Resorts, Inc.	20,281	77,068
Brandywine Realty Trust (SBI)	56,550	222,242
Brixmor Property Group, Inc.	104,955	2,238,690
Broadstone Net Lease, Inc.	60,772	982,683
Camden Property Trust (SBI)	37,702	4,149,105
CareTrust (REIT), Inc.	35,841	698,541
CBL & Associates Properties, Inc.	7,779	179,928
Centerspace	4,710	265,550
Chatham Lodging Trust	17,031	174,397
City Office REIT, Inc.	14,477	84,256
Community Healthcare Trust, Inc.	7,436	266,134
Corporate Office Properties Trust (SBI)	38,829	888,796
Cousins Properties, Inc.	50,958	1,111,394
Crown Castle International Corp.	148,161	18,237,137
CTO Realty Growth, Inc.	9,635	162,253
CubeSmart	77,201	3,511,873
DiamondRock Hospitality Co.	69,978	567,522
Digital Realty Trust, Inc.	98,506	9,766,870
Diversified Healthcare Trust (SBI)	83,647	76,403
Douglas Emmett, Inc.	59,591	767,532
Easterly Government Properties, Inc.	31,042	436,761
EastGroup Properties, Inc.	15,037	2,504,563
Elme Communities (SBI)	32,050	552,222
Empire State Realty Trust, Inc.	45,839	280,076
EPR Properties	25,108	1,053,532
Equinix, Inc.	31,633	22,904,823
Equity Commonwealth	39,526	818,979
Equity Lifestyle Properties, Inc.	60,092	4,140,339
Equity Residential (SBI)	116,545	7,371,471
Essential Properties Realty Trust, Inc.	50,327	1,245,593
Essex Property Trust, Inc.	22,268	4,892,948
Extra Space Storage, Inc.	45,872	6,974,379
Farmland Partners, Inc.	16,344	170,631
Federal Realty Investment Trust (SBI)	24,923	2,464,635
First Industrial Realty Trust, Inc.	45,833	2,404,858
Four Corners Property Trust, Inc.	29,856	761,627
Franklin Street Properties Corp.	29,114	33,772
Gaming & Leisure Properties	88,360	4,594,720
Getty Realty Corp.	14,462	482,018
Gladstone Commercial Corp.	13,900	165,966
Gladstone Land Corp.	11,779	189,760
Global Medical REIT, Inc.	23,218	215,463
Global Net Lease, Inc.	34,908	393,064
Healthcare Trust of America, Inc.	130,353	2,578,382
Healthpeak Properties, Inc.	189,631	4,166,193
Hersha Hospitality Trust	11,210	70,623
Highwoods Properties, Inc. (SBI)	34,600	793,032
Host Hotels & Resorts, Inc.	245,658	3,972,290
Hudson Pacific Properties, Inc.	43,037	239,286
Independence Realty Trust, Inc.	75,417	1,255,693
Indus Realty Trust, Inc.	1,774	118,095
Industrial Logistics Properties Trust	19,849	40,889
InvenTrust Properties Corp.	22,191	500,407
Invitation Homes, Inc.	198,307	6,617,505
Iron Mountain, Inc.	99,411	5,491,464
JBG SMITH Properties	32,937	470,011
Kilroy Realty Corp.	35,133	1,027,289
Kimco Realty Corp.	212,027	4,068,798
Kite Realty Group Trust	74,688	1,547,535
Lamar Advertising Co. Class A	29,721	3,140,915
Life Storage, Inc.	29,020	3,899,708
LTC Properties, Inc.	13,101	438,228
LXP Industrial Trust (REIT)	91,891	863,775
Medical Properties Trust, Inc. (b)	206,045	1,807,015
Mid-America Apartment Communities, Inc.	39,538	6,080,944
National Health Investors, Inc.	14,604	726,841
National Retail Properties, Inc.	62,131	2,702,699
National Storage Affiliates Trust	28,464	1,097,287
Necessity Retail (REIT), Inc./The	46,453	255,956
NETSTREIT Corp.	18,878	343,957
NexPoint Diversified Real Estate Trust	12,344	131,587
NexPoint Residential Trust, Inc.	8,722	374,435
Office Properties Income Trust	16,838	109,784
Omega Healthcare Investors, Inc.	80,329	2,149,604
One Liberty Properties, Inc.	4,766	104,947
Orion Office (REIT), Inc.	17,166	105,399
Outfront Media, Inc.	48,995	816,257
Paramount Group, Inc.	54,657	236,665
Park Hotels & Resorts, Inc.	75,632	911,366
Pebblebrook Hotel Trust	44,343	631,001
Phillips Edison & Co., Inc.	40,786	1,286,390
Physicians Realty Trust	81,945	1,181,647
Piedmont Office Realty Trust, Inc. Class A	43,743	284,767
Plymouth Industrial REIT, Inc.	13,371	270,629
Postal Realty Trust, Inc.	6,481	99,613
Potlatch Corp.	28,109	1,299,479
Prologis (REIT), Inc.	315,561	39,524,015
Public Storage	54,065	15,939,984
Rayonier, Inc.	50,669	1,588,980
Realty Income Corp.	214,650	13,488,606
Regency Centers Corp.	53,080	3,260,704
Retail Opportunity Investments Corp.	40,771	531,246
Rexford Industrial Realty, Inc.	64,701	3,608,375
RLJ Lodging Trust	52,688	532,149
RPT Realty	29,667	275,903
Ryman Hospitality Properties, Inc.	19,215	1,722,817
Sabra Health Care REIT, Inc.	77,557	884,150
Safehold, Inc. (b)	14,502	401,995
Saul Centers, Inc.	4,575	164,837
SBA Communications Corp. Class A	36,992	9,650,843
Service Properties Trust	56,380	494,453
Simon Property Group, Inc.	111,942	12,685,267
SITE Centers Corp.	61,876	763,550
SL Green Realty Corp. (b)	21,640	512,219
Spirit Realty Capital, Inc.	48,585	1,868,579
Stag Industrial, Inc.	60,672	2,054,961
Star Holdings	4,914	79,312
Summit Hotel Properties, Inc.	34,176	220,093
Sun Communities, Inc.	42,320	5,879,518
Sunstone Hotel Investors, Inc.	69,696	664,203
Tanger Factory Outlet Centers, Inc.	35,588	697,881
Terreno Realty Corp.	24,835	1,529,588
The Macerich Co.	73,520	734,465
UDR, Inc.	105,468	4,358,992
UMH Properties, Inc.	18,869	286,809
Uniti Group, Inc.	80,152	274,120
Universal Health Realty Income Trust (SBI)	3,938	171,303
Urban Edge Properties	40,141	588,868
Urstadt Biddle Properties, Inc. Class A	9,182	158,114
Ventas, Inc.	136,775	6,572,039
Veris Residential, Inc. (a)	26,657	435,842
VICI Properties, Inc.	343,092	11,644,542
Vornado Realty Trust	53,330	800,483
Welltower, Inc.	161,360	12,782,939
Weyerhaeuser Co.	251,365	7,518,327
Whitestone REIT Class B	14,298	127,967
WP Carey, Inc.	72,380	5,370,596
Xenia Hotels & Resorts, Inc.	39,119	495,247
		408,981,141
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	38,656	246,239
CBRE Group, Inc. (a)	107,893	8,271,077
Compass, Inc. (a)	88,260	206,528
Cushman & Wakefield PLC (a)	53,870	530,620
Digitalbridge Group, Inc.	47,909	595,509
Douglas Elliman, Inc.	21,205	67,644
eXp World Holdings, Inc.	24,883	290,882
Forestar Group, Inc. (a)	5,366	103,778
Howard Hughes Corp. (a)	12,134	938,808
Jones Lang LaSalle, Inc. (a)	16,228	2,256,341
Kennedy-Wilson Holdings, Inc.	38,507	646,147
Marcus & Millichap, Inc.	8,525	268,282
Newmark Group, Inc.	42,645	270,369
Opendoor Technologies, Inc. (a)(b)	163,574	225,732
RE/MAX Holdings, Inc.	5,463	105,491
Redfin Corp. (a)(b)	37,670	280,642
Seritage Growth Properties (a)	12,369	92,644
The RMR Group, Inc.	4,552	108,110
The St. Joe Co.	11,364	467,060
WeWork, Inc. (a)(b)	80,275	33,836
Zillow Group, Inc.:
Class A (a)	17,820	762,340
Class C (a)	57,711	2,512,737
		19,280,816
TOTAL REAL ESTATE		428,261,957
UTILITIES - 2.8%
Electric Utilities - 1.7%
Allete, Inc.	19,484	1,215,412
Alliant Energy Corp.	86,131	4,749,263
American Electric Power Co., Inc.	175,697	16,237,917
Avangrid, Inc. (b)	24,530	987,578
Constellation Energy Corp.	111,734	8,648,212
Duke Energy Corp.	263,165	26,021,755
Edison International	130,115	9,576,464
Entergy Corp.	69,657	7,493,700
Evergy, Inc.	78,681	4,886,877
Eversource Energy	119,303	9,259,106
Exelon Corp.	339,744	14,418,735
FirstEnergy Corp.	185,529	7,384,054
Hawaiian Electric Industries, Inc.	37,063	1,453,240
IDACORP, Inc.	16,985	1,887,373
MGE Energy, Inc.	12,313	943,299
NextEra Energy, Inc.	678,924	52,025,946
NRG Energy, Inc.	78,184	2,671,547
OGE Energy Corp.	69,007	2,590,523
Otter Tail Corp.	14,040	1,010,178
PG&E Corp. (a)	549,885	9,408,532
Pinnacle West Capital Corp.	38,504	3,021,024
PNM Resources, Inc.	29,148	1,402,893
Portland General Electric Co.	31,172	1,577,927
PPL Corp.	251,087	7,211,219
Southern Co.	371,903	27,353,466
Xcel Energy, Inc.	186,848	13,062,544
		236,498,784
Gas Utilities - 0.1%
Atmos Energy Corp.	48,980	5,590,577
Chesapeake Utilities Corp.	5,958	735,813
National Fuel Gas Co.	31,605	1,766,720
New Jersey Resources Corp.	32,800	1,693,792
Northwest Natural Holding Co.	11,935	560,468
ONE Gas, Inc.	18,511	1,424,421
Southwest Gas Holdings, Inc.	22,512	1,260,672
Spire, Inc.	18,170	1,230,654
UGI Corp.	72,177	2,445,357
		16,708,474
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	16,593	75,332
Clearway Energy, Inc.:
Class A	13,535	392,244
Class C	27,014	820,415
Montauk Renewables, Inc. (a)	22,432	149,173
Ormat Technologies, Inc.	17,937	1,539,174
Sunnova Energy International, Inc. (a)(b)	32,594	585,388
The AES Corp.	226,807	5,366,254
Vistra Corp.	127,861	3,050,763
		11,978,743
Multi-Utilities - 0.8%
Ameren Corp.	88,302	7,856,229
Avista Corp.	25,503	1,123,917
Black Hills Corp.	22,434	1,464,716
CenterPoint Energy, Inc.	215,134	6,555,133
CMS Energy Corp.	99,879	6,218,467
Consolidated Edison, Inc.	121,100	11,924,717
Dominion Energy, Inc.	284,862	16,277,015
DTE Energy Co.	66,256	7,447,837
NiSource, Inc.	139,532	3,971,081
NorthWestern Energy Corp.	19,135	1,121,694
Public Service Enterprise Group, Inc.	170,486	10,774,715
Sempra Energy	107,307	16,685,165
Unitil Corp.	6,178	343,435
WEC Energy Group, Inc.	107,695	10,357,028
		102,121,149
Water Utilities - 0.1%
American States Water Co.	12,403	1,100,766
American Water Works Co., Inc.	65,913	9,771,602
Artesian Resources Corp. Class A	2,810	153,932
California Water Service Group	18,351	1,029,124
Consolidated Water Co., Inc.	4,952	83,689
Essential Utilities, Inc.	81,816	3,493,543
Middlesex Water Co.	6,307	460,285
SJW Group	9,183	697,173
York Water Co.	4,485	188,549
		16,978,663
TOTAL UTILITIES		384,285,813
TOTAL COMMON STOCKS (Cost $11,886,313,430)		13,886,357,021

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $1,786,541)	1,800,000	1,785,504

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	34,180,153	34,186,989
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	156,531,333	156,546,986
TOTAL MONEY MARKET FUNDS (Cost $190,733,975)		190,733,975

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $12,078,833,946)	14,078,876,500
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(139,450,393)
NET ASSETS - 100.0%	13,939,426,107

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	50	Jun 2023	4,437,000	59,984	59,984
CME E-mini S&P 500 Index Contracts (United States)	221	Jun 2023	46,282,925	2,070,695	2,070,695
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Jun 2023	2,250,540	70,439	70,439

TOTAL FUTURES CONTRACTS					2,201,118
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,763,504 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,785,504.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	44,219,120	742,729,277	752,761,408	903,071	-	-	34,186,989	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	177,970,692	236,938,869	258,362,575	1,366,530	-	-	156,546,986	0.5%
Total	222,189,812	979,668,146	1,011,123,983	2,269,601	-	-	190,733,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,066,140,477	1,066,140,477	-	-
Consumer Discretionary	1,422,721,966	1,421,181,907	1,540,059	-
Consumer Staples	935,718,261	935,718,260	1	-
Energy	646,868,397	646,868,397	-	-
Financials	1,875,712,951	1,875,712,951	-	-
Health Care	1,980,255,700	1,980,063,154	156,345	36,201
Industrials	1,347,030,497	1,347,030,497	-	-
Information Technology	3,402,698,674	3,402,254,741	443,933	-
Materials	396,662,328	396,662,328	-	-
Real Estate	428,261,957	428,261,957	-	-
Utilities	384,285,813	384,285,813	-	-

U.S. Government and Government Agency Obligations	1,785,504	-	1,785,504	-

Money Market Funds	190,733,975	190,733,975	-	-
Total Investments in Securities:	14,078,876,500	14,074,914,457	3,925,842	36,201
Derivative Instruments:

Assets
Futures Contracts	2,201,118	2,201,118	-	-
Total Assets	2,201,118	2,201,118	-	-
Total Derivative Instruments:	2,201,118	2,201,118	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,201,118	0
Total Equity Risk	2,201,118	0
Total Value of Derivatives	2,201,118	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Total Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $151,651,383) - See accompanying schedule:
Unaffiliated issuers (cost $11,888,099,971)	$13,888,142,525
Fidelity Central Funds (cost $190,733,975)	190,733,975

Total Investment in Securities (cost $12,078,833,946)		$14,078,876,500
Segregated cash with brokers for derivative instruments		1,145,109
Cash		952,683
Receivable for investments sold		63,574
Receivable for fund shares sold		10,418,409
Dividends receivable		10,225,738
Distributions receivable from Fidelity Central Funds		457,797
Receivable for daily variation margin on futures contracts		384,927
Other receivables		18,385
Total assets		14,102,543,122
Liabilities
Payable to custodian bank	$18,935
Payable for fund shares redeemed	6,552,152
Other payables and accrued expenses	374
Collateral on securities loaned	156,545,554
Total Liabilities		163,117,015
Net Assets		$13,939,426,107
Net Assets consist of:
Paid in capital		$12,000,034,776
Total accumulated earnings (loss)		1,939,391,331
Net Assets		$13,939,426,107
Net Asset Value , offering price and redemption price per share ($13,939,426,107 ÷ 963,474,602 shares)		$14.47

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$108,132,003
Interest		51,788
Income from Fidelity Central Funds (including $1,366,530 from security lending)		2,269,601
Total Income		110,453,392
Expenses
Independent trustees' fees and expenses	$39,677
Total expenses before reductions	39,677
Expense reductions	(7,125)
Total expenses after reductions		32,552
Net Investment income (loss)		110,420,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,867,613)
Foreign currency transactions	4,121
Futures contracts	2,755,130
Total net realized gain (loss)		(41,108,362)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	868,230,720
Assets and liabilities in foreign currencies	(123)
Futures contracts	(451,510)
Total change in net unrealized appreciation (depreciation)		867,779,087
Net gain (loss)		826,670,725
Net increase (decrease) in net assets resulting from operations		$937,091,565
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,420,840	$186,251,470
Net realized gain (loss)	(41,108,362)	(45,093,139)
Change in net unrealized appreciation (depreciation)	867,779,087	(2,406,552,025)
Net increase (decrease) in net assets resulting from operations	937,091,565	(2,265,393,694)
Distributions to shareholders	(189,994,752)	(159,713,565)
Share transactions
Proceeds from sales of shares	1,583,197,283	3,946,563,316
Reinvestment of distributions	170,606,494	148,391,780
Cost of shares redeemed	(789,242,411)	(1,739,585,103)
Net increase (decrease) in net assets resulting from share transactions	964,561,366	2,355,369,993
Total increase (decrease) in net assets	1,711,658,179	(69,737,266)

Net Assets
Beginning of period	12,227,767,928	12,297,505,194
End of period	$13,939,426,107	$12,227,767,928

Other Information
Shares
Sold	113,335,675	260,748,573
Issued in reinvestment of distributions	12,741,337	9,274,532
Redeemed	(56,663,466)	(117,256,805)
Net increase (decrease)	69,413,546	152,766,300

Financial Highlights
Fidelity ZERO® Total Market Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$16.59	$11.67	$10.78	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.22	.20	.20	.19	.04
Net realized and unrealized gain (loss)	.88	(2.92)	4.89	.86	1.10	(.48)
Total from investment operations	1.00	(2.70)	5.09	1.06	1.29	(.44)
Distributions from net investment income	(.21)	(.18)	(.17)	(.16)	(.06)	-
Distributions from net realized gain	-	(.03)	-	(.01)	(.01)	-
Total distributions	(.21)	(.21)	(.17)	(.17)	(.07)	-
Net asset value, end of period	$14.47	$13.68	$16.59	$11.67	$10.78	$9.56
Total Return D,E	7.43%	(16.46)%	44.00%	9.92%	13.57%	(4.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-% I
Net investment income (loss)	1.70% I	1.50%	1.37%	1.79%	1.91%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,939,426	$12,227,768	$12,297,505	$6,053,570	$4,168,884	$1,364,146
Portfolio turnover rate J	2% I	3%	4% K	6%	3%	-% L,M

A For the period August 2, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount not annualized.

M Amount represents less than 1%.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	$1,517,071,741	$209,608,190	$ (289,336,792)	$ (79,728,602)
Fidelity ZERO International Index Fund	3,205,296,945	494,904,958	(386,412,082)	108,492,876
Fidelity ZERO Large Cap Index Fund	5,140,397,733	1,274,305,674	(472,621,313)	801,684,361
Fidelity ZERO Total Market Index Fund	12,170,250,752	3,239,218,973	(1,328,392,107)	1,910,826,866

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity ZERO Extended Market Index Fund	$(7,367,005)	$-	$(7,367,005)
Fidelity ZERO International Index Fund	(28,666,838)	(41,247,980)	(69,914,818)
Fidelity ZERO Large Cap Index Fund	(11,000,641)	(20,093,388)	(31,094,029)
Fidelity ZERO Total Market Index Fund	(4,350,413)	-	(4,350,413)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	158,687,345	46,841,856
Fidelity ZERO International Index Fund	259,642,463	113,692,433
Fidelity ZERO Large Cap Index Fund	310,272,072	84,107,297
Fidelity ZERO Total Market Index Fund	1,058,283,631	140,781,910

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,587,156	20,340,688	49,724,771

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,184,100	26,774,624	50,502,092

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$104,202	$23,038	$440,194
Fidelity ZERO International Index Fund	$11,340	$11	$-
Fidelity ZERO Large Cap Index Fund	$6,155	$1,854	$-
Fidelity ZERO Total Market Index Fund	$148,877	$29,529	$598,483

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Extended Market Index Fund	$2,958
Fidelity ZERO International Index Fund	9,999
Fidelity ZERO Large Cap Index Fund .	1,407
Fidelity ZERO Total Market Index Fund	7,125

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity ZERO® Extended Market Index Fund	-%- D
Actual		$ 1,000	$ 1,003.40	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity ZERO® International Index Fund	-%- D
Actual		$ 1,000	$ 1,209.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity ZERO® Large Cap Index Fund	-%- D
Actual		$ 1,000	$ 1,085.60	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

Fidelity ZERO® Total Market Index Fund	-%- D
Actual		$ 1,000	$ 1,074.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.79	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891447.104
EML-SANN-0623
Fidelity® SAI Japan Stock Index Fund

Semi-Annual Report
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity ®   SAI is a product name of Fidelity ® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Toyota Motor Corp. (Automobiles)	4.3
Sony Group Corp. (Household Durables)	3.4
Keyence Corp. (Electronic Equipment, Instruments & Components)	2.6
Mitsubishi UFJ Financial Group, Inc. (Banks)	2.2
Daiichi Sankyo Kabushiki Kaisha (Pharmaceuticals)	1.8
Hitachi Ltd. (Industrial Conglomerates)	1.6
Sumitomo Mitsui Financial Group, Inc. (Banks)	1.6
Shin-Etsu Chemical Co. Ltd. (Chemicals)	1.6
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1.5
KDDI Corp. (Wireless Telecommunication Services)	1.5
22.1

Market Sectors (% of Fund's net assets)

Industrials	22.4
Consumer Discretionary	18.1
Information Technology	13.4
Financials	11.2
Health Care	9.3
Communication Services	7.9
Consumer Staples	6.9
Materials	4.6
Real Estate	3.1
Utilities	1.0
Energy	0.8

Asset Allocation (% of Fund's net assets)

Futures - 1.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 1.1%
Nippon Telegraph & Telephone Corp.	330,600	10,087,921
Entertainment - 2.4%
Capcom Co. Ltd.	47,900	1,799,968
Koei Tecmo Holdings Co. Ltd.	32,500	597,668
Konami Group Corp.	25,800	1,269,463
Nexon Co. Ltd.	131,800	2,977,409
Nintendo Co. Ltd.	305,300	12,907,287
Square Enix Holdings Co. Ltd.	23,700	1,166,257
Toho Co. Ltd.	30,900	1,227,550
		21,945,602
Interactive Media & Services - 0.2%
Z Holdings Corp.	739,100	2,024,573
Media - 0.4%
CyberAgent, Inc.	118,900	1,037,593
Dentsu Group, Inc.	56,000	2,017,951
Hakuhodo DY Holdings, Inc.	64,600	761,204
		3,816,748
Wireless Telecommunication Services - 3.8%
KDDI Corp.	445,800	13,917,044
SoftBank Corp.	794,400	8,944,000
SoftBank Group Corp.	333,600	12,510,808
		35,371,852
TOTAL COMMUNICATION SERVICES		73,246,696
CONSUMER DISCRETIONARY - 18.1%
Automobile Components - 2.0%
Aisin Seiki Co. Ltd.	40,700	1,194,605
Bridgestone Corp.	157,900	6,341,004
DENSO Corp.	119,900	7,237,597
Koito Manufacturing Co. Ltd.	57,800	1,118,052
Sumitomo Electric Industries Ltd.	197,600	2,521,823
		18,413,081
Automobiles - 7.1%
Honda Motor Co. Ltd.	450,900	11,959,234
Isuzu Motors Ltd.	161,300	1,904,795
Mazda Motor Corp.	157,300	1,423,485
Nissan Motor Co. Ltd.	642,000	2,341,012
Subaru Corp.	170,200	2,777,973
Suzuki Motor Corp.	101,900	3,553,098
Toyota Motor Corp.	2,933,000	40,270,192
Yamaha Motor Co. Ltd.	82,300	2,134,141
		66,363,930
Broadline Retail - 0.3%
Pan Pacific International Holdings Ltd.	105,300	1,967,734
Rakuten Group, Inc.	241,800	1,206,087
		3,173,821
Hotels, Restaurants & Leisure - 1.2%
McDonald's Holdings Co. (Japan) Ltd.	23,900	995,680
Oriental Land Co. Ltd.	276,600	9,788,649
		10,784,329
Household Durables - 4.8%
Iida Group Holdings Co. Ltd.	39,900	709,394
Open House Group Co. Ltd.	21,700	867,409
Panasonic Holdings Corp.	610,900	5,753,934
Sekisui Chemical Co. Ltd.	101,000	1,437,478
Sekisui House Ltd.	170,400	3,503,196
Sharp Corp.	63,000	449,001
Sony Group Corp.	348,800	31,557,243
		44,277,655
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	165,800	3,766,217
SHIMANO, Inc.	20,200	3,123,980
Yamaha Corp.	38,900	1,533,035
		8,423,232
Specialty Retail - 1.8%
Fast Retailing Co. Ltd.	48,400	11,461,199
Hikari Tsushin, Inc.	5,600	764,092
Nitori Holdings Co. Ltd.	22,200	2,826,857
USS Co. Ltd.	56,900	956,147
ZOZO, Inc.	34,500	726,030
		16,734,325
TOTAL CONSUMER DISCRETIONARY		168,170,373
CONSUMER STAPLES - 6.9%
Beverages - 1.1%
Asahi Group Holdings	126,200	4,875,623
Kirin Holdings Co. Ltd.	227,500	3,695,809
Suntory Beverage & Food Ltd.	38,500	1,449,348
		10,020,780
Consumer Staples Distribution & Retail - 1.8%
AEON Co. Ltd.	180,900	3,687,104
Kobe Bussan Co. Ltd.	41,600	1,163,486
MatsukiyoCocokara & Co.	31,600	1,692,176
Seven & i Holdings Co. Ltd.	208,400	9,444,157
Welcia Holdings Co. Ltd.	26,100	546,457
		16,533,380
Food Products - 1.4%
Ajinomoto Co., Inc.	126,200	4,538,703
Kikkoman Corp.	40,200	2,381,196
Meiji Holdings Co. Ltd.	61,600	1,486,390
Nisshin Seifun Group, Inc.	54,700	663,043
Nissin Food Holdings Co. Ltd.	17,100	1,648,647
Yakult Honsha Co. Ltd.	35,500	2,670,097
		13,388,076
Household Products - 0.5%
Unicharm Corp.	111,600	4,505,286
Personal Care Products - 1.3%
Kao Corp.	128,900	5,208,656
Kobayashi Pharmaceutical Co. Ltd.	14,000	873,628
Kose Corp.	9,200	1,073,596
Shiseido Co. Ltd.	110,600	5,543,913
		12,699,793
Tobacco - 0.8%
Japan Tobacco, Inc.	331,900	7,141,456
TOTAL CONSUMER STAPLES		64,288,771
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings, Inc.	848,700	3,019,272
Idemitsu Kosan Co. Ltd.	57,700	1,228,609
INPEX Corp.	287,600	3,147,222
		7,395,103
FINANCIALS - 11.2%
Banks - 6.2%
Chiba Bank Ltd.	146,600	957,303
Concordia Financial Group Ltd.	301,100	1,142,482
Japan Post Bank Co. Ltd.	408,200	3,259,710
Mitsubishi UFJ Financial Group, Inc.	3,306,100	20,694,648
Mizuho Financial Group, Inc.	667,200	9,671,617
Resona Holdings, Inc.	597,600	2,978,416
Shizuoka Financial Group	123,400	930,146
Sumitomo Mitsui Financial Group, Inc.	361,200	14,763,558
Sumitomo Mitsui Trust Holdings, Inc.	91,600	3,301,972
		57,699,852
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	368,900	1,713,428
Japan Exchange Group, Inc.	138,900	2,255,428
Nomura Holdings, Inc.	804,900	2,885,488
SBI Holdings, Inc. Japan	67,800	1,324,186
		8,178,530
Financial Services - 0.8%
GMO Payment Gateway, Inc.	11,600	907,257
Mitsubishi UFJ Lease & Finance Co. Ltd.	182,600	947,828
ORIX Corp.	330,600	5,624,340
		7,479,425
Insurance - 3.3%
Dai-ichi Mutual Life Insurance Co.	271,000	5,040,811
Japan Post Holdings Co. Ltd.	657,600	5,413,314
Japan Post Insurance Co. Ltd.	55,300	898,022
MS&AD Insurance Group Holdings, Inc.	118,600	3,892,728
Sompo Holdings, Inc.	86,500	3,609,610
T&D Holdings, Inc.	146,600	1,795,315
Tokio Marine Holdings, Inc.	507,800	10,210,352
		30,860,152
TOTAL FINANCIALS		104,217,959
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 2.8%
ASAHI INTECC Co. Ltd.	60,100	1,087,585
Hoya Corp.	98,700	10,349,193
Olympus Corp.	337,900	5,915,418
Sysmex Corp.	46,400	2,984,598
Terumo Corp.	178,600	5,348,319
		25,685,113
Health Care Technology - 0.3%
M3, Inc.	122,100	2,997,064
Pharmaceuticals - 6.2%
Astellas Pharma, Inc.	507,700	7,648,279
Chugai Pharmaceutical Co. Ltd.	185,800	4,794,692
Daiichi Sankyo Kabushiki Kaisha	484,600	16,628,863
Eisai Co. Ltd.	69,700	4,021,921
Kyowa Hakko Kirin Co., Ltd.	74,700	1,662,179
Nippon Shinyaku Co. Ltd.	13,600	621,910
Ono Pharmaceutical Co. Ltd.	100,200	2,017,537
Otsuka Holdings Co. Ltd.	108,000	3,674,243
Shionogi & Co. Ltd.	73,300	3,281,241
Takeda Pharmaceutical Co. Ltd.	415,700	13,784,265
		58,135,130
TOTAL HEALTH CARE		86,817,307
INDUSTRIALS - 22.4%
Air Freight & Logistics - 0.4%
Nippon Express Holdings, Inc.	21,300	1,249,926
SG Holdings Co. Ltd.	79,700	1,146,869
Yamato Holdings Co. Ltd.	78,800	1,353,594
		3,750,389
Building Products - 1.8%
AGC, Inc.	53,500	1,994,740
Daikin Industries Ltd.	68,900	12,514,381
LIXIL Group Corp.	79,400	1,249,839
Toto Ltd.	39,200	1,340,709
		17,099,669
Commercial Services & Supplies - 0.8%
Dai Nippon Printing Co. Ltd.	61,400	1,765,012
Secom Co. Ltd.	58,100	3,720,375
Toppan, Inc.	72,500	1,541,260
		7,026,647
Construction & Engineering - 0.6%
Kajima Corp.	117,000	1,547,973
Obayashi Corp.	179,600	1,497,284
SHIMIZU Corp.	152,700	932,540
Taisei Corp.	50,000	1,700,545
		5,678,342
Electrical Equipment - 1.5%
Fuji Electric Co. Ltd.	35,100	1,416,830
Mitsubishi Electric Corp.	534,500	6,627,202
Nidec Corp.	123,700	6,120,933
		14,164,965
Ground Transportation - 2.5%
Central Japan Railway Co.	39,900	4,939,571
East Japan Railway Co.	83,600	4,783,730
Hankyu Hanshin Holdings, Inc.	63,300	1,976,309
Keio Corp.	28,400	1,054,775
Keisei Electric Railway Co.	35,800	1,263,344
Kintetsu Group Holdings Co. Ltd.	47,500	1,603,471
Odakyu Electric Railway Co. Ltd.	81,500	1,138,418
Tobu Railway Co. Ltd.	52,200	1,332,447
Tokyu Corp.	146,900	2,073,644
West Japan Railway Co.	60,700	2,630,845
		22,796,554
Industrial Conglomerates - 2.0%
Hitachi Ltd.	267,900	14,818,791
Toshiba Corp.	107,800	3,473,292
		18,292,083
Machinery - 5.0%
Daifuku Co. Ltd.	84,000	1,547,682
FANUC Corp.	265,300	8,959,503
Hitachi Construction Machinery Co. Ltd.	29,700	731,864
Hoshizaki Corp.	30,000	1,056,635
Komatsu Ltd.	255,800	6,361,713
Kubota Corp.	280,000	4,242,840
Kurita Water Industries Ltd.	28,900	1,211,166
Makita Corp.	62,000	1,749,064
Minebea Mitsumi, Inc.	100,400	1,859,271
Misumi Group, Inc.	78,700	1,985,381
Mitsubishi Heavy Industries Ltd.	88,600	3,359,734
NGK Insulators Ltd.	65,800	825,910
SMC Corp.	15,800	7,880,168
Toyota Industries Corp.	40,600	2,359,587
Yaskawa Electric Corp.	66,400	2,704,183
		46,834,701
Marine Transportation - 0.6%
Mitsui OSK Lines Ltd. (a)	95,100	2,357,588
Nippon Yusen KK	134,000	3,167,614
		5,525,202
Passenger Airlines - 0.2%
Ana Holdings, Inc. (b)	44,200	964,137
Japan Airlines Co. Ltd.	39,900	761,156
		1,725,293
Professional Services - 1.5%
BayCurrent Consulting, Inc.	36,500	1,268,740
Nihon M&A Center Holdings, Inc.	83,800	640,554
Persol Holdings Co. Ltd.	49,100	1,012,413
Recruit Holdings Co. Ltd.	398,700	11,184,973
		14,106,680
Trading Companies & Distributors - 5.5%
Itochu Corp.	328,800	10,907,894
Marubeni Corp.	427,700	6,070,431
Mitsubishi Corp.	346,600	12,850,498
Mitsui & Co. Ltd.	396,400	12,375,097
MonotaRO Co. Ltd.	69,300	1,048,433
Sumitomo Corp.	311,500	5,582,973
Toyota Tsusho Corp.	58,800	2,444,158
		51,279,484
TOTAL INDUSTRIALS		208,280,009
INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment, Instruments & Components - 5.7%
Azbil Corp.	31,800	889,343
Hamamatsu Photonics K.K.	38,800	2,056,938
Hirose Electric Co. Ltd.	8,200	1,106,663
Ibiden Co. Ltd.	31,200	1,227,603
Keyence Corp.	53,800	24,261,449
Kyocera Corp.	88,800	4,660,895
Murata Manufacturing Co. Ltd.	158,900	9,015,378
OMRON Corp.	51,300	3,009,215
Shimadzu Corp.	65,500	2,048,629
TDK Corp.	107,500	3,695,735
Yokogawa Electric Corp.	63,200	1,026,418
		52,998,266
IT Services - 2.4%
Fujitsu Ltd.	54,400	7,250,286
ITOCHU Techno-Solutions Corp.	26,600	688,823
NEC Corp.	67,900	2,611,116
Nomura Research Institute Ltd.	109,900	2,765,034
NTT Data Corp.	174,600	2,371,618
OBIC Co. Ltd.	19,300	2,973,652
Otsuka Corp.	31,500	1,146,570
SCSK Corp.	43,200	652,226
TIS, Inc.	62,500	1,716,233
		22,175,558
Semiconductors & Semiconductor Equipment - 3.4%
Advantest Corp.	50,300	3,919,975
Disco Corp.	24,000	2,732,526
Lasertec Corp.	20,900	2,843,362
Renesas Electronics Corp. (b)	325,000	4,235,546
ROHM Co. Ltd.	24,200	1,821,974
Sumco Corp.	96,800	1,333,096
Tokyo Electron Ltd.	123,900	14,187,232
		31,073,711
Software - 0.3%
Oracle Corp. Japan	10,600	760,749
Trend Micro, Inc.	37,000	1,807,949
		2,568,698
Technology Hardware, Storage & Peripherals - 1.6%
Brother Industries Ltd.	64,200	1,008,277
Canon, Inc.	276,700	6,590,263
FUJIFILM Holdings Corp.	99,600	5,191,149
Ricoh Co. Ltd.	151,700	1,256,035
Seiko Epson Corp.	77,400	1,183,735
		15,229,459
TOTAL INFORMATION TECHNOLOGY		124,045,692
MATERIALS - 4.6%
Chemicals - 3.6%
Asahi Kasei Corp.	347,000	2,450,917
JSR Corp.	49,000	1,136,969
Mitsubishi Chemical Holdings Corp.	354,100	2,077,379
Mitsui Chemicals, Inc.	51,000	1,290,351
Nippon Paint Holdings Co. Ltd.	229,500	2,070,605
Nippon Sanso Holdings Corp.	47,900	864,245
Nissan Chemical Corp.	35,200	1,564,360
Nitto Denko Corp.	39,300	2,540,676
Shin-Etsu Chemical Co. Ltd.	511,500	14,596,073
Sumitomo Chemical Co. Ltd.	412,200	1,392,916
Toray Industries, Inc.	383,500	2,173,410
Tosoh Corp.	71,900	960,605
		33,118,506
Metals & Mining - 0.9%
JFE Holdings, Inc.	135,900	1,607,738
Nippon Steel & Sumitomo Metal Corp.	223,400	4,771,248
Sumitomo Metal Mining Co. Ltd.	68,400	2,524,556
		8,903,542
Paper & Forest Products - 0.1%
Oji Holdings Corp.	224,400	881,825
TOTAL MATERIALS		42,903,873
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Daiwa House REIT Investment Corp.	610	1,297,878
GLP J-REIT	1,238	1,414,509
Japan Real Estate Investment Corp.	345	1,367,029
Japan Retail Fund Investment Corp.	1,933	1,415,372
Nippon Building Fund, Inc.	423	1,773,730
Nippon Prologis REIT, Inc.	591	1,346,341
Nomura Real Estate Master Fund, Inc.	1,174	1,373,705
		9,988,564
Real Estate Management & Development - 2.0%
Daito Trust Construction Co. Ltd.	17,200	1,630,176
Daiwa House Industry Co. Ltd.	165,900	4,228,538
Hulic Co. Ltd.	106,200	914,388
Mitsubishi Estate Co. Ltd.	311,300	3,836,556
Mitsui Fudosan Co. Ltd.	250,600	4,977,422
Nomura Real Estate Holdings, Inc.	32,900	819,836
Sumitomo Realty & Development Co. Ltd.	85,600	1,998,694
		18,405,610
TOTAL REAL ESTATE		28,394,174
UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	178,200	1,987,351
Kansai Electric Power Co., Inc.	194,700	2,101,731
Tokyo Electric Power Co., Inc. (b)	422,200	1,513,762
		5,602,844
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	103,700	1,715,323
Tokyo Gas Co. Ltd.	108,200	2,216,264
		3,931,587
TOTAL UTILITIES		9,534,431
TOTAL COMMON STOCKS (Cost $1,044,690,239)		917,294,388

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $397,009)	400,000	396,779

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	875,120	875,295
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	927,407	927,500
TOTAL MONEY MARKET FUNDS (Cost $1,802,795)		1,802,795

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,046,890,043)	919,493,962
NET OTHER ASSETS (LIABILITIES) - 1.1%	9,798,625
NET ASSETS - 100.0%	929,292,587

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	112	Jun 2023	11,946,420	467,618	467,618

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,779.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	2,200,319	3,564,742	4,889,766	5,257	-	-	875,295	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	-	76,054,021	75,126,521	38,175	-	-	927,500	0.0%
Total	2,200,319	79,618,763	80,016,287	43,432	-	-	1,802,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	73,246,696	-	73,246,696	-
Consumer Discretionary	168,170,373	-	168,170,373	-
Consumer Staples	64,288,771	-	64,288,771	-
Energy	7,395,103	-	7,395,103	-
Financials	104,217,959	-	104,217,959	-
Health Care	86,817,307	-	86,817,307	-
Industrials	208,280,009	-	208,280,009	-
Information Technology	124,045,692	-	124,045,692	-
Materials	42,903,873	-	42,903,873	-
Real Estate	28,394,174	-	28,394,174	-
Utilities	9,534,431	-	9,534,431	-

Government Obligations	396,779	-	396,779	-

Money Market Funds	1,802,795	1,802,795	-	-
Total Investments in Securities:	919,493,962	1,802,795	917,691,167	-
Derivative Instruments:

Assets
Futures Contracts	467,618	467,618	-	-
Total Assets	467,618	467,618	-	-
Total Derivative Instruments:	467,618	467,618	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	467,618	0
Total Equity Risk	467,618	0
Total Value of Derivatives	467,618	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $876,794) - See accompanying schedule:
Unaffiliated issuers (cost $1,045,087,248)	$917,691,167
Fidelity Central Funds (cost $1,802,795)	1,802,795

Total Investment in Securities (cost $1,046,890,043)		$919,493,962
Segregated cash with brokers for derivative instruments		202,510
Foreign currency held at value (cost $851,538)		835,028
Dividends receivable		9,659,741
Distributions receivable from Fidelity Central Funds		8,921
Receivable for daily variation margin on futures contracts		145,195
Prepaid expenses		396
Total assets		930,345,753
Liabilities
Accrued management fee	$77,536
Other payables and accrued expenses	48,130
Collateral on securities loaned	927,500
Total Liabilities		1,053,166
Net Assets		$929,292,587
Net Assets consist of:
Paid in capital		$1,181,662,005
Total accumulated earnings (loss)		(252,369,418)
Net Assets		$929,292,587
Net Asset Value , offering price and redemption price per share ($929,292,587 ÷ 106,608,596 shares)		$8.72

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$12,836,136
Interest		1,463
Income from Fidelity Central Funds (including $38,175 from security lending)		43,432
Income before foreign taxes withheld		$12,881,031
Less foreign taxes withheld		(1,282,898)
Total Income		11,598,133
Expenses
Management fee	$469,853
Custodian fees and expenses	30,609
Independent trustees' fees and expenses	3,273
Registration fees	5,595
Audit	31,449
Legal	718
Interest	43,538
Miscellaneous	2,125
Total expenses before reductions	587,160
Expense reductions	(14)
Total expenses after reductions		587,146
Net Investment income (loss)		11,010,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(49,631,945)
Foreign currency transactions	819,562
Futures contracts	511,088
Total net realized gain (loss)		(48,301,295)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	192,273,940
Assets and liabilities in foreign currencies	54,616
Futures contracts	(108,662)
Total change in net unrealized appreciation (depreciation)		192,219,894
Net gain (loss)		143,918,599
Net increase (decrease) in net assets resulting from operations		$154,929,586
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,010,987	$26,601,539
Net realized gain (loss)	(48,301,295)	(87,686,440)
Change in net unrealized appreciation (depreciation)	192,219,894	(289,849,636)
Net increase (decrease) in net assets resulting from operations	154,929,586	(350,934,537)
Distributions to shareholders	(21,029,630)	(16,387,030)
Share transactions
Proceeds from sales of shares	-	38,000,000
Reinvestment of distributions	21,029,630	16,387,030
Cost of shares redeemed	(194,000,000)	(439,000,000)
Net increase (decrease) in net assets resulting from share transactions	(172,970,370)	(384,612,970)
Total increase (decrease) in net assets	(39,070,414)	(751,934,537)

Net Assets
Beginning of period	968,363,001	1,720,297,538
End of period	$929,292,587	$968,363,001

Other Information
Shares
Sold	-	4,919,261
Issued in reinvestment of distributions	2,567,720	1,622,478
Redeemed	(23,783,327)	(47,655,992)
Net increase (decrease)	(21,215,607)	(41,114,253)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.19	.10
Net realized and unrealized gain (loss)	1.23	(2.69)	.08
Total from investment operations	1.33	(2.50)	.18
Distributions from net investment income	(.19)	(.10)	-
Total distributions	(.19)	(.10)	-
Net asset value, end of period	$8.72	$7.58	$10.18
Total Return D,E	17.64%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.11%	.14% H,I
Expenses net of fee waivers, if any	.12% H	.11%	.14% H,I
Expenses net of all reductions	.12% H	.11%	.14% H,I
Net investment income (loss)	2.34% H	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$929,293	$968,363	$1,720,298
Portfolio turnover rate J	3% H	8%	-% K,L

A For the period May 27, 2021 (commencement of operations) through October 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Audit fees are not annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Amount represents less than 1%.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1.   Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,078,483
Gross unrealized depreciation	(172,609,973)
Net unrealized appreciation (depreciation)	$(129,531,490)
Tax cost	$1,049,493,070

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(78,820,716)
Long-term	(2,238,510)
Total capital loss carryforward	$(81,059,226)
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	14,056,063	192,775,031
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	Borrower	$15,044,364	4.17%	$38,298

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Japan Stock Index Fund	$934
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Japan Stock Index Fund	$4,043	$-	$-
9.   Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	$8,713,600	4.33%	$5,240
10.   Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14.
11.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	10%	90%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%
12.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® SAI Japan Stock Index Fund	.12%
Actual		$ 1,000	$ 1,176.40	$ .65
Hypothetical- B		$ 1,000	$ 1,024.20	$ .60

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9901433.101
JSI-SANN-0623
Fidelity® Series International Index Fund

Semi-Annual Report
April 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Nestle SA (Reg. S) (United States of America, Food Products)	2.2
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.6
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.3
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.3
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.0
BHP Group Ltd. (Australia, Metals & Mining)	0.9
14.4

Market Sectors (% of Fund's net assets)

Financials	17.6
Industrials	15.2
Health Care	13.1
Consumer Discretionary	11.4
Consumer Staples	10.3
Materials	7.3
Information Technology	7.2
Energy	4.4
Communication Services	4.3
Utilities	3.5
Real Estate	1.5

Asset Allocation (% of Fund's net assets)

Futures - 4.5%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	5,015	100,063
ANZ Group Holdings Ltd.	62,901	1,021,402
APA Group unit	24,826	169,498
Aristocrat Leisure Ltd.	12,490	315,940
ASX Ltd.	4,074	185,406
Aurizon Holdings Ltd.	38,740	88,081
BHP Group Ltd.	106,744	3,167,895
BlueScope Steel Ltd.	9,703	128,970
Brambles Ltd.	29,176	276,379
Cochlear Ltd.	1,384	226,931
Coles Group Ltd.	28,112	339,598
Commonwealth Bank of Australia	35,710	2,363,149
Computershare Ltd.	11,428	170,115
DEXUS Property Group unit	22,636	117,322
EBOS Group Ltd.	3,496	95,941
Endeavour Group Ltd.	30,147	135,879
Flutter Entertainment PLC (Ireland) (a)	3,514	701,233
Fortescue Metals Group Ltd.	35,626	498,466
Glencore PLC	216,957	1,280,618
Goodman Group unit	35,609	459,058
IDP Education Ltd.	4,390	82,474
IGO Ltd.	14,340	132,055
Insurance Australia Group Ltd.	51,865	171,833
Lendlease Group unit	14,505	72,037
Macquarie Group Ltd.	7,725	942,387
Medibank Private Ltd.	57,940	137,119
Mineral Resources Ltd.	3,586	176,900
Mirvac Group unit	83,033	133,303
National Australia Bank Ltd.	66,502	1,280,241
Newcrest Mining Ltd.	18,790	358,793
Northern Star Resources Ltd.	24,513	218,651
Orica Ltd.	9,455	102,056
Origin Energy Ltd.	36,244	200,955
Pilbara Minerals Ltd.	53,378	151,925
Qantas Airways Ltd. (a)	19,425	85,663
QBE Insurance Group Ltd.	31,206	319,106
Ramsay Health Care Ltd.	3,882	166,931
REA Group Ltd.	1,111	104,488
Reece Ltd.	4,674	56,937
Rio Tinto Ltd.	7,810	585,786
Rio Tinto PLC	23,691	1,506,094
Santos Ltd.	66,536	315,187
Scentre Group unit	109,212	209,588
SEEK Ltd.	7,088	115,650
Sonic Healthcare Ltd.	9,597	226,230
South32 Ltd.	96,564	272,963
Stockland Corp. Ltd. unit	50,234	148,913
Suncorp Group Ltd.	26,566	221,189
Telstra Group Ltd.	85,054	246,760
The GPT Group unit	40,314	118,544
The Lottery Corp. Ltd.	46,823	156,997
Transurban Group unit	64,679	645,063
Treasury Wine Estates Ltd.	15,194	140,744
Vicinity Centres unit	81,416	113,817
Washington H. Soul Pattinson & Co. Ltd.	4,557	95,394
Wesfarmers Ltd.	23,859	825,364
Westpac Banking Corp.	73,653	1,102,525
WiseTech Global Ltd.	3,090	141,540
Woodside Energy Group Ltd.	39,946	906,388
Woolworths Group Ltd.	25,703	663,056
TOTAL AUSTRALIA		25,493,590
Austria - 0.2%
Erste Group Bank AG	7,234	262,330
Mondi PLC	10,215	162,397
OMV AG	3,099	146,290
Verbund AG	1,433	127,743
Voestalpine AG	2,442	84,439
TOTAL AUSTRIA		783,199
Belgium - 0.8%
Ageas	3,393	151,008
Anheuser-Busch InBev SA NV	18,274	1,188,165
D'ieteren Group	524	98,446
Elia Group SA/NV	696	95,405
Groupe Bruxelles Lambert SA	2,092	187,411
KBC Group NV	5,262	375,607
Sofina SA	324	74,188
Solvay SA Class A	1,559	186,989
UCB SA	2,660	247,440
Umicore SA	4,407	144,517
Warehouses de Pauw	3,400	101,604
Warehouses de Pauw rights 5/12/23 (a)(b)	3,400	3,746
TOTAL BELGIUM		2,854,526
Brazil - 0.0%
Yara International ASA	3,483	140,143
Chile - 0.1%
Antofagasta PLC	8,296	152,272
China - 0.5%
BOC Hong Kong (Holdings) Ltd.	77,710	245,309
Budweiser Brewing Co. APAC Ltd. (c)	36,280	104,821
ESR Group Ltd. (c)	42,223	66,001
Prosus NV	16,882	1,263,340
SITC International Holdings Co. Ltd.	28,000	51,791
Wilmar International Ltd.	40,422	119,395
TOTAL CHINA		1,850,657
Denmark - 3.0%
A.P. Moller - Maersk A/S:
Series A	68	121,132
Series B	104	187,985
Carlsberg A/S Series B	2,049	338,496
Chr. Hansen Holding A/S	2,219	172,481
Coloplast A/S Series B	2,500	359,598
Danske Bank A/S (a)	14,512	305,815
Demant A/S (a)	1,911	81,757
DSV A/S	3,939	739,818
Genmab A/S (a)	1,385	569,186
Novo Nordisk A/S Series B	34,855	5,798,286
Novozymes A/S Series B	4,304	223,583
ORSTED A/S (c)	3,980	356,903
Pandora A/S	1,909	176,155
Rockwool International A/S Series B	195	47,060
Tryg A/S	7,579	178,705
Vestas Wind Systems A/S	21,247	587,917
TOTAL DENMARK		10,244,877
Finland - 1.1%
Elisa Corp. (A Shares)	2,991	185,618
Fortum Corp.	9,512	141,812
Kesko Oyj	5,746	119,697
Kone OYJ (B Shares)	7,150	407,323
Metso Outotec Oyj	14,066	154,993
Neste OYJ	8,901	430,964
Nokia Corp.	113,835	481,653
Nordea Bank ABP	69,735	773,983
Orion Oyj (B Shares)	2,244	105,385
Sampo Oyj (A Shares)	10,093	511,143
Stora Enso Oyj (R Shares)	11,597	146,955
UPM-Kymmene Corp.	11,229	357,586
Wartsila Corp.	9,960	115,237
TOTAL FINLAND		3,932,349
France - 10.5%
Accor SA	3,596	127,273
Adevinta ASA Class B (a)	6,044	46,505
Aeroports de Paris SA	625	99,240
Air Liquide SA	11,030	1,984,189
Airbus Group NV	12,456	1,744,271
Alstom SA	6,727	169,080
Amundi SA (c)	1,288	84,232
Arkema SA	1,287	127,094
AXA SA	39,634	1,293,661
bioMerieux SA	881	92,126
BNP Paribas SA	23,370	1,510,015
Bollore SA	18,584	125,324
Bouygues SA	4,754	173,916
Bureau Veritas SA	6,181	178,035
Capgemini SA	3,445	625,968
Carrefour SA	12,489	259,779
Compagnie de Saint-Gobain	10,349	599,152
Compagnie Generale des Etablissements Michelin SCA Series B	14,273	454,561
Covivio	997	56,578
Covivio rights (a)(b)	997	4,120
Credit Agricole SA	25,697	314,108
Danone SA	13,505	893,810
Dassault Aviation SA	527	102,958
Dassault Systemes SA	14,021	566,542
Edenred SA	5,249	340,786
Eiffage SA	1,753	208,423
Engie SA	38,424	614,599
EssilorLuxottica SA	6,118	1,209,412
Eurazeo SA	916	65,254
Gecina SA	967	107,513
Getlink SE	9,255	172,960
Hermes International SCA	667	1,445,534
Ipsen SA	794	96,240
Kering SA	1,575	1,006,065
Klepierre SA	4,527	114,531
L'Oreal SA	5,087	2,425,722
La Francaise des Jeux SAEM (c)	2,207	94,212
Legrand SA	5,614	530,146
LVMH Moet Hennessy Louis Vuitton SE	5,829	5,606,806
Orange SA	41,953	546,057
Pernod Ricard SA	4,341	1,001,633
Publicis Groupe SA	4,806	392,925
Remy Cointreau SA	488	84,343
Renault SA	4,045	149,895
Safran SA	7,190	1,118,187
Sartorius Stedim Biotech	582	155,517
SEB SA	534	61,077
Societe Generale Series A	16,985	412,536
Sodexo SA	1,861	199,322
Teleperformance	1,244	247,834
Thales SA	2,245	342,369
TotalEnergies SE	52,408	3,348,868
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	2,482	132,753
Valeo SA	4,339	84,459
Veolia Environnement SA	14,002	443,373
VINCI SA	11,342	1,402,248
Vivendi SA	15,145	166,115
Wendel SA	571	63,925
Worldline SA (a)(c)	5,031	218,309
TOTAL FRANCE		36,242,485
Germany - 7.7%
adidas AG	3,415	601,402
Allianz SE	8,497	2,133,655
Aroundtown SA (d)	20,703	28,071
BASF AG	19,322	997,479
Bayer AG	20,668	1,364,011
Bayerische Motoren Werke AG (BMW)	6,967	778,749
Bechtle AG	1,722	79,789
Beiersdorf AG	2,120	295,741
Brenntag SE	3,250	264,219
Carl Zeiss Meditec AG	847	113,677
Commerzbank AG	22,395	248,375
Continental AG	2,314	161,708
Covestro AG (c)	4,064	178,289
Daimler Truck Holding AG	9,521	314,106
Deutsche Bank AG	43,480	476,375
Deutsche Borse AG	3,997	762,262
Deutsche Lufthansa AG (a)	12,564	134,705
Deutsche Post AG	20,853	1,003,021
Deutsche Telekom AG	68,290	1,646,592
E.ON SE	47,232	624,800
Evonik Industries AG	4,410	96,021
Fresenius Medical Care AG & Co. KGaA	4,322	209,721
Fresenius SE & Co. KGaA	8,888	256,790
GEA Group AG	3,184	149,249
Hannover Reuck SE	1,268	270,500
HeidelbergCement AG	3,047	230,189
HelloFresh AG (a)	3,477	92,833
Henkel AG & Co. KGaA	2,202	162,568
Infineon Technologies AG	27,472	1,000,442
Knorr-Bremse AG	1,526	106,674
LEG Immobilien AG	1,560	96,915
Mercedes-Benz Group AG (Germany)	16,881	1,316,482
Merck KGaA	2,719	487,011
MTU Aero Engines AG	1,124	294,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,947	1,105,705
Nemetschek SE	1,215	94,493
Puma AG	2,221	129,610
Rational AG	108	77,948
Rheinmetall AG	916	267,980
RWE AG	13,515	633,662
SAP SE	22,001	2,977,092
Scout24 AG (c)	1,686	104,966
Siemens AG	16,114	2,656,107
Siemens Energy AG (a)	10,939	267,351
Siemens Healthineers AG (c)	5,933	368,850
Symrise AG	2,793	337,457
Telefonica Deutschland Holding AG	21,574	72,862
United Internet AG	1,818	31,171
Volkswagen AG	623	104,597
Vonovia SE	15,071	326,868
Zalando SE (a)(c)	4,711	192,951
TOTAL GERMANY		26,726,491
Hong Kong - 2.4%
AIA Group Ltd.	248,845	2,709,194
CK Asset Holdings Ltd.	41,726	246,731
CK Infrastructure Holdings Ltd.	13,081	74,475
CLP Holdings Ltd.	34,736	258,635
Futu Holdings Ltd. ADR (a)(d)	1,236	54,718
Hang Lung Properties Ltd.	42,400	77,504
Hang Seng Bank Ltd.	16,076	238,292
Henderson Land Development Co. Ltd.	31,140	110,881
HKT Trust/HKT Ltd. unit	80,292	105,526
Hong Kong & China Gas Co. Ltd.	235,697	209,283
Hong Kong Exchanges and Clearing Ltd.	25,367	1,053,159
Hongkong Land Holdings Ltd.	23,530	104,719
Jardine Matheson Holdings Ltd.	3,375	163,154
Link (REIT)	53,344	348,917
MTR Corp. Ltd.	32,611	162,942
New World Development Co. Ltd.	31,305	83,487
Power Assets Holdings Ltd.	29,303	167,446
Prudential PLC	57,839	884,997
Sino Land Ltd.	73,904	99,591
Sun Hung Kai Properties Ltd.	30,680	427,167
Swire Pacific Ltd. (A Shares)	9,856	78,238
Swire Properties Ltd.	24,165	64,949
Techtronic Industries Co. Ltd.	29,292	316,895
WH Group Ltd. (c)	175,577	97,751
Wharf Real Estate Investment Co. Ltd.	34,814	200,763
Xinyi Glass Holdings Ltd.	39,050	71,444
TOTAL HONG KONG		8,410,858
Ireland - 0.6%
AerCap Holdings NV (a)	3,493	196,865
AIB Group PLC	22,497	96,629
Bank of Ireland Group PLC	22,517	232,484
CRH PLC	15,773	761,110
Kerry Group PLC Class A	3,350	352,304
Kingspan Group PLC (Ireland)	3,249	224,471
Smurfit Kappa Group PLC	5,200	192,180
TOTAL IRELAND		2,056,043
Israel - 0.6%
Azrieli Group	881	50,976
Bank Hapoalim BM (Reg.)	26,740	228,178
Bank Leumi le-Israel BM	32,501	255,040
Bezeq The Israel Telecommunication Corp. Ltd.	43,741	59,260
Check Point Software Technologies Ltd. (a)	2,111	268,857
Elbit Systems Ltd. (Israel)	560	103,086
First International Bank of Israel	1,209	43,572
Icl Group Ltd.	14,908	91,395
Israel Discount Bank Ltd. (Class A)	26,056	128,150
Mizrahi Tefahot Bank Ltd.	3,251	105,699
NICE Ltd. (a)	1,337	274,521
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	23,370	204,020
Tower Semiconductor Ltd. (a)	2,301	101,186
Wix.com Ltd. (a)	1,204	105,025
TOTAL ISRAEL		2,018,965
Italy - 2.1%
Amplifon SpA	2,620	96,079
Assicurazioni Generali SpA	23,358	485,937
Coca-Cola HBC AG	4,242	129,227
Davide Campari Milano NV	11,000	141,572
DiaSorin SpA	530	57,513
Enel SpA	171,105	1,169,009
Eni SpA	52,592	794,529
Ferrari NV (Italy)	2,652	737,281
FinecoBank SpA	12,833	194,152
Infrastrutture Wireless Italiane SpA (c)	7,059	97,968
Intesa Sanpaolo SpA	340,325	894,848
Mediobanca SpA	12,489	133,901
Moncler SpA	4,318	319,548
Nexi SpA (a)(c)	12,410	102,641
Poste Italiane SpA (c)	10,984	114,085
Prysmian SpA	5,359	218,901
Recordati SpA	2,200	101,161
Snam SpA	42,405	235,499
Telecom Italia SpA (a)	213,146	62,686
Terna - Rete Elettrica Nazionale	29,603	256,390
UniCredit SpA	40,415	800,843
TOTAL ITALY		7,143,770
Japan - 20.2%
Advantest Corp.	3,833	298,713
AEON Co. Ltd.	13,791	281,088
AGC, Inc.	4,094	152,644
Aisin Seiki Co. Ltd.	3,074	90,226
Ajinomoto Co., Inc.	9,583	344,647
Ana Holdings, Inc. (a)	3,363	73,357
Asahi Group Holdings	9,662	373,283
ASAHI INTECC Co. Ltd.	4,526	81,904
Asahi Kasei Corp.	26,393	186,418
Astellas Pharma, Inc.	38,613	581,688
Azbil Corp.	2,407	67,316
Bandai Namco Holdings, Inc.	12,711	288,736
BayCurrent Consulting, Inc.	2,800	97,328
Bridgestone Corp.	12,084	485,274
Brother Industries Ltd.	4,874	76,547
Canon, Inc.	21,071	501,856
Capcom Co. Ltd.	3,694	138,812
Central Japan Railway Co.	3,040	376,348
Chiba Bank Ltd.	11,105	72,516
Chubu Electric Power Co., Inc.	13,595	151,616
Chugai Pharmaceutical Co. Ltd.	14,122	364,428
Concordia Financial Group Ltd.	22,926	86,989
CyberAgent, Inc.	9,072	79,168
Dai Nippon Printing Co. Ltd.	4,705	135,251
Dai-ichi Mutual Life Insurance Co.	20,611	383,381
Daifuku Co. Ltd.	6,510	119,945
Daiichi Sankyo Kabushiki Kaisha	36,946	1,267,788
Daikin Industries Ltd.	5,217	947,569
Daito Trust Construction Co. Ltd.	1,309	124,064
Daiwa House Industry Co. Ltd.	12,650	322,429
Daiwa House REIT Investment Corp.	46	97,873
Daiwa Securities Group, Inc.	28,056	130,312
DENSO Corp.	9,122	550,637
Dentsu Group, Inc.	4,263	153,617
Disco Corp.	1,944	221,335
East Japan Railway Co.	6,402	366,333
Eisai Co. Ltd.	5,321	307,039
ENEOS Holdings, Inc.	64,514	229,510
FANUC Corp.	20,105	678,970
Fast Retailing Co. Ltd.	3,591	850,355
Fuji Electric Co. Ltd.	2,611	105,394
FUJIFILM Holdings Corp.	7,600	396,112
Fujitsu Ltd.	4,128	550,169
GLP J-REIT	96	109,687
GMO Payment Gateway, Inc.	869	67,966
Hakuhodo DY Holdings, Inc.	4,980	58,681
Hamamatsu Photonics K.K.	2,941	155,914
Hankyu Hanshin Holdings, Inc.	4,775	149,082
Hikari Tsushin, Inc.	390	53,214
Hirose Electric Co. Ltd.	653	88,128
Hitachi Construction Machinery Co. Ltd.	2,283	56,257
Hitachi Ltd.	20,425	1,129,801
Honda Motor Co. Ltd.	34,338	910,748
Hoshizaki Corp.	2,268	79,882
Hoya Corp.	7,528	789,349
Hulic Co. Ltd.	8,100	69,741
Ibiden Co. Ltd.	2,377	93,526
Idemitsu Kosan Co. Ltd.	4,407	93,838
Iida Group Holdings Co. Ltd.	3,037	53,996
INPEX Corp.	21,910	239,762
Isuzu Motors Ltd.	12,226	144,377
Itochu Corp.	25,050	831,030
ITOCHU Techno-Solutions Corp.	2,065	53,474
Japan Airlines Co. Ltd.	3,037	57,936
Japan Exchange Group, Inc.	10,563	171,520
Japan Post Bank Co. Ltd.	31,162	248,846
Japan Post Holdings Co. Ltd.	50,003	411,621
Japan Post Insurance Co. Ltd.	4,167	67,668
Japan Real Estate Investment Corp.	26	103,022
Japan Retail Fund Investment Corp.	147	107,636
Japan Tobacco, Inc.	25,208	542,398
JFE Holdings, Inc.	10,320	122,089
JSR Corp.	3,741	86,804
Kajima Corp.	8,854	117,143
Kansai Electric Power Co., Inc.	14,780	159,546
Kao Corp.	9,806	396,246
KDDI Corp.	33,900	1,058,295
Keio Corp.	2,173	80,705
Keisei Electric Railway Co.	2,719	95,951
Keyence Corp.	4,105	1,851,176
Kikkoman Corp.	3,042	180,189
Kintetsu Group Holdings Co. Ltd.	3,587	121,087
Kirin Holdings Co. Ltd.	17,274	280,622
Kobayashi Pharmaceutical Co. Ltd.	1,081	67,457
Kobe Bussan Co. Ltd.	3,205	89,639
Koei Tecmo Holdings Co. Ltd.	2,496	45,901
Koito Manufacturing Co. Ltd.	4,344	84,028
Komatsu Ltd.	19,468	484,167
Konami Group Corp.	1,955	96,194
Kose Corp.	756	88,222
Kubota Corp.	21,243	321,895
Kurita Water Industries Ltd.	2,165	90,733
Kyocera Corp.	6,738	353,661
Kyowa Hakko Kirin Co., Ltd.	5,647	125,654
Lasertec Corp.	1,625	221,075
LIXIL Group Corp.	6,043	95,123
M3, Inc.	9,338	229,210
Makita Corp.	4,673	131,829
Marubeni Corp.	32,572	462,301
MatsukiyoCocokara & Co.	2,400	128,520
Mazda Motor Corp.	11,972	108,340
McDonald's Holdings Co. (Japan) Ltd.	1,814	75,572
Meiji Holdings Co. Ltd.	4,582	110,562
Minebea Mitsumi, Inc.	7,611	140,945
Misumi Group, Inc.	5,967	150,531
Mitsubishi Chemical Holdings Corp.	26,947	158,088
Mitsubishi Corp.	26,435	980,101
Mitsubishi Electric Corp.	40,656	504,089
Mitsubishi Estate Co. Ltd.	23,784	293,121
Mitsubishi Heavy Industries Ltd.	6,812	258,313
Mitsubishi UFJ Financial Group, Inc.	251,521	1,574,404
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,878	72,037
Mitsui & Co. Ltd.	30,229	943,710
Mitsui Chemicals, Inc.	3,910	98,927
Mitsui Fudosan Co. Ltd.	19,041	378,193
Mitsui OSK Lines Ltd.	7,200	178,492
Mizuho Financial Group, Inc.	50,899	737,823
MonotaRO Co. Ltd.	5,322	80,516
MS&AD Insurance Group Holdings, Inc.	9,043	296,812
Murata Manufacturing Co. Ltd.	12,161	689,969
NEC Corp.	5,135	197,468
Nexon Co. Ltd.	10,014	226,220
NGK Insulators Ltd.	5,041	63,274
Nidec Corp.	9,449	467,556
Nihon M&A Center Holdings, Inc.	6,396	48,890
Nintendo Co. Ltd.	23,270	983,795
Nippon Building Fund, Inc.	32	134,183
Nippon Express Holdings, Inc.	1,623	95,241
Nippon Paint Holdings Co. Ltd.	17,405	157,032
Nippon Prologis REIT, Inc.	45	102,513
Nippon Sanso Holdings Corp.	3,650	65,856
Nippon Shinyaku Co. Ltd.	975	44,585
Nippon Steel & Sumitomo Metal Corp.	16,982	362,692
Nippon Telegraph & Telephone Corp.	25,145	767,274
Nippon Yusen KK	10,165	240,290
Nissan Chemical Corp.	2,607	115,860
Nissan Motor Co. Ltd.	48,864	178,179
Nisshin Seifun Group, Inc.	4,120	49,940
Nissin Food Holdings Co. Ltd.	1,306	125,914
Nitori Holdings Co. Ltd.	1,735	220,928
Nitto Denko Corp.	3,063	198,018
Nomura Holdings, Inc.	61,185	219,342
Nomura Real Estate Holdings, Inc.	2,493	62,123
Nomura Real Estate Master Fund, Inc.	89	104,139
Nomura Research Institute Ltd.	8,339	209,805
NTT Data Corp.	13,245	179,909
Obayashi Corp.	13,693	114,155
OBIC Co. Ltd.	1,516	233,578
Odakyu Electric Railway Co. Ltd.	6,193	86,506
Oji Holdings Corp.	17,055	67,021
Olympus Corp.	25,653	449,092
OMRON Corp.	3,911	229,416
Ono Pharmaceutical Co. Ltd.	7,621	153,450
Open House Group Co. Ltd.	1,600	63,956
Oracle Corp. Japan	864	62,008
Oriental Land Co. Ltd.	21,170	749,189
ORIX Corp.	25,104	427,082
Osaka Gas Co. Ltd.	7,936	131,271
Otsuka Corp.	2,375	86,448
Otsuka Holdings Co. Ltd.	8,254	280,807
Pan Pacific International Holdings Ltd.	7,994	149,383
Panasonic Holdings Corp.	46,409	437,116
Persol Holdings Co. Ltd.	3,700	76,292
Rakuten Group, Inc.	18,346	91,509
Recruit Holdings Co. Ltd.	30,373	852,072
Renesas Electronics Corp. (a)	24,703	321,941
Resona Holdings, Inc.	45,477	226,656
Ricoh Co. Ltd.	11,625	96,252
ROHM Co. Ltd.	1,846	138,982
SBI Holdings, Inc. Japan	5,197	101,501
SCSK Corp.	3,358	50,698
Secom Co. Ltd.	4,449	284,887
Seiko Epson Corp.	5,844	89,377
Sekisui Chemical Co. Ltd.	7,598	108,138
Sekisui House Ltd.	12,934	265,906
Seven & i Holdings Co. Ltd.	15,859	718,689
SG Holdings Co. Ltd.	6,137	88,310
Sharp Corp.	4,760	33,925
Shimadzu Corp.	4,974	155,571
SHIMANO, Inc.	1,524	235,690
SHIMIZU Corp.	11,423	69,760
Shin-Etsu Chemical Co. Ltd.	38,970	1,112,041
Shionogi & Co. Ltd.	5,641	252,517
Shiseido Co. Ltd.	8,469	424,515
Shizuoka Financial Group	9,399	70,846
SMC Corp.	1,196	596,499
SoftBank Corp.	60,413	680,179
SoftBank Group Corp.	25,424	953,462
Sompo Holdings, Inc.	6,559	273,704
Sony Group Corp.	26,513	2,398,730
Square Enix Holdings Co. Ltd.	1,755	86,362
Subaru Corp.	12,928	211,008
Sumco Corp.	7,349	101,208
Sumitomo Chemical Co. Ltd.	31,326	105,858
Sumitomo Corp.	23,675	424,324
Sumitomo Electric Industries Ltd.	15,044	191,996
Sumitomo Metal Mining Co. Ltd.	5,186	191,409
Sumitomo Mitsui Financial Group, Inc.	27,487	1,123,494
Sumitomo Mitsui Trust Holdings, Inc.	6,955	250,712
Sumitomo Realty & Development Co. Ltd.	6,522	152,284
Suntory Beverage & Food Ltd.	2,932	110,376
Suzuki Motor Corp.	7,818	272,602
Sysmex Corp.	3,580	230,277
T&D Holdings, Inc.	11,196	137,110
Taisei Corp.	3,816	129,786
Takeda Pharmaceutical Co. Ltd.	31,678	1,050,416
TDK Corp.	8,151	280,223
Terumo Corp.	13,580	406,664
TIS, Inc.	4,772	131,038
Tobu Railway Co. Ltd.	4,015	102,486
Toho Co. Ltd.	2,390	94,946
Tokio Marine Holdings, Inc.	38,668	777,499
Tokyo Electric Power Co., Inc. (a)	32,125	115,181
Tokyo Electron Ltd.	9,450	1,082,077
Tokyo Gas Co. Ltd.	8,215	168,268
Tokyu Corp.	11,217	158,339
Toppan, Inc.	5,538	117,731
Toray Industries, Inc.	29,202	165,497
Toshiba Corp.	8,244	265,620
Tosoh Corp.	5,427	72,506
Toto Ltd.	2,935	100,382
Toyota Industries Corp.	3,141	182,548
Toyota Motor Corp.	223,390	3,067,153
Toyota Tsusho Corp.	4,457	185,265
Trend Micro, Inc.	2,820	137,795
Unicharm Corp.	8,474	342,095
USS Co. Ltd.	4,368	73,400
Welcia Holdings Co. Ltd.	1,955	40,932
West Japan Railway Co.	4,570	198,072
Yakult Honsha Co. Ltd.	2,714	204,131
Yamaha Corp.	3,023	119,135
Yamaha Motor Co. Ltd.	6,272	162,641
Yamato Holdings Co. Ltd.	6,012	103,272
Yaskawa Electric Corp.	4,998	203,547
Yokogawa Electric Corp.	4,779	77,615
Z Holdings Corp.	56,117	153,718
ZOZO, Inc.	2,582	54,337
TOTAL JAPAN		69,847,580
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,474	80,377
Korea (South) - 0.0%
Delivery Hero AG (a)(c)	3,638	144,835
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	11,080	313,895
Eurofins Scientific SA	2,835	197,617
TOTAL LUXEMBOURG		511,512
Macau - 0.2%
Galaxy Entertainment Group Ltd.	45,635	324,798
Sands China Ltd. (a)	51,262	183,591
TOTAL MACAU		508,389
Netherlands - 5.0%
ABN AMRO Bank NV:
GDR (Bearer) (c)	8,498	135,918
rights (a)(b)	8,498	6,274
Adyen BV (a)(c)	456	732,724
AEGON NV	37,590	171,513
Akzo Nobel NV	3,821	316,366
Argenx SE (a)	1,166	449,782
ASM International NV (Netherlands)	985	356,056
ASML Holding NV (Netherlands)	8,489	5,364,536
Euronext NV (c)	1,803	143,243
EXOR NV	2,281	187,201
Heineken Holding NV	2,434	233,202
Heineken NV (Bearer)	5,453	625,201
IMCD NV	1,199	179,944
ING Groep NV (Certificaten Van Aandelen)	78,485	968,605
JDE Peet's BV	2,115	64,322
Koninklijke Ahold Delhaize NV	21,998	756,760
Koninklijke KPN NV	69,469	253,345
Koninklijke Philips Electronics NV	18,710	395,006
NN Group NV	5,869	218,392
OCI NV	2,217	58,361
Randstad NV	2,515	136,402
Shell PLC (London)	148,600	4,566,206
Universal Music Group NV	15,258	333,061
Wolters Kluwer NV	5,432	719,160
TOTAL NETHERLANDS		17,371,580
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	26,367	144,369
Fisher & Paykel Healthcare Corp.	12,151	208,425
Mercury Nz Ltd.	14,328	56,279
Meridian Energy Ltd.	27,172	92,023
Spark New Zealand Ltd.	39,402	127,669
Xero Ltd. (a)	2,841	177,352
TOTAL NEW ZEALAND		806,117
Norway - 0.6%
Aker BP ASA	6,649	158,784
DNB Bank ASA	19,567	343,711
Equinor ASA	20,042	577,030
Gjensidige Forsikring ASA	4,206	73,132
Kongsberg Gruppen ASA	1,864	83,571
Mowi ASA	8,702	165,841
Norsk Hydro ASA	28,292	208,203
Orkla ASA	15,792	113,509
Salmar ASA	1,401	62,116
Telenor ASA	14,719	183,624
TOTAL NORWAY		1,969,521
Portugal - 0.2%
Energias de Portugal SA	61,653	339,677
Galp Energia SGPS SA Class B	10,546	127,711
Jeronimo Martins SGPS SA	5,956	150,291
TOTAL PORTUGAL		617,679
Singapore - 1.5%
CapitaLand Ascendas REIT	70,751	152,251
Capitaland Ascott Trust unit (b)	3,127	2,539
CapitaLand Investment Ltd.	54,853	153,546
CapitaMall Trust	111,723	170,594
City Developments Ltd.	8,468	44,299
DBS Group Holdings Ltd.	38,098	941,400
Genting Singapore Ltd.	127,194	108,207
Grab Holdings Ltd. (a)(d)	27,321	79,504
Jardine Cycle & Carriage Ltd.	2,100	53,484
Keppel Corp. Ltd.	30,616	142,162
Mapletree Logistics Trust (REIT)	70,768	92,612
Mapletree Pan Asia Commercial Trust	49,577	65,672
Oversea-Chinese Banking Corp. Ltd.	71,228	673,880
Sea Ltd. ADR (a)	7,602	579,044
Seatrium Ltd. (a)	974,407	90,876
Singapore Airlines Ltd.	28,162	123,865
Singapore Exchange Ltd.	18,089	130,180
Singapore Technologies Engineering Ltd.	32,893	89,545
Singapore Telecommunications Ltd.	173,762	332,989
STMicroelectronics NV (France)	14,378	615,049
United Overseas Bank Ltd.	24,866	528,103
UOL Group Ltd.	9,644	50,312
Venture Corp. Ltd.	5,857	74,828
TOTAL SINGAPORE		5,294,941
South Africa - 0.2%
Anglo American PLC (United Kingdom)	26,732	823,725
Spain - 2.5%
Acciona SA	520	96,262
ACS Actividades de Construccion y Servicios SA	4,609	158,454
Aena SME SA (c)	1,578	265,862
Amadeus IT Holding SA Class A (a)	9,476	666,021
Banco Bilbao Vizcaya Argentaria SA (d)	127,134	930,747
Banco Santander SA (Spain) (d)	353,313	1,240,554
CaixaBank SA	93,266	345,234
Cellnex Telecom SA (c)	11,925	502,090
Corp. ACCIONA Energias Renovables SA	1,365	48,973
EDP Renovaveis SA	5,323	118,247
Enagas SA	5,236	104,746
Endesa SA	6,684	150,027
Ferrovial SA	10,268	321,666
Grifols SA (a)	6,277	64,463
Iberdrola SA	129,270	1,675,094
Industria de Diseno Textil SA (d)	22,947	787,890
Naturgy Energy Group SA	3,059	95,391
Red Electrica Corporacion SA	8,542	155,352
Repsol SA	29,029	426,867
Telefonica SA	109,329	496,593
TOTAL SPAIN		8,650,533
Sweden - 3.0%
Alfa Laval AB	6,095	223,175
ASSA ABLOY AB (B Shares)	21,087	501,521
Atlas Copco AB:
(A Shares)	56,508	816,070
(B Shares)	32,837	420,427
Boliden AB	5,754	205,471
Electrolux AB (B Shares)	4,625	69,702
Embracer Group AB (a)	13,676	71,227
Epiroc AB:
(A Shares)	13,853	277,518
(B Shares)	8,218	141,120
EQT AB (d)	7,534	161,479
Ericsson (B Shares)	61,403	338,066
Essity AB (B Shares)	12,814	388,229
Evolution AB (c)	3,847	512,206
Fastighets AB Balder (a)	13,286	61,656
Getinge AB (B Shares)	4,815	122,029
H&M Hennes & Mauritz AB (B Shares)	15,367	225,292
Hexagon AB (B Shares)	40,944	468,797
Holmen AB (B Shares)	1,974	74,552
Husqvarna AB (B Shares)	8,831	76,038
Industrivarden AB:
(A Shares)	2,783	79,460
(C Shares)	3,203	91,295
Indutrade AB	5,750	137,764
Investment AB Latour (B Shares)	3,070	66,309
Investor AB:
(A Shares)	10,595	231,839
(B Shares)	38,578	826,855
Kinnevik AB (B Shares) (a)	5,107	83,589
L E Lundbergforetagen AB	1,601	76,638
Lifco AB	4,907	111,729
Nibe Industrier AB (B Shares)	31,885	356,003
Sagax AB	4,015	98,270
Sandvik AB	22,432	456,075
Securitas AB (B Shares)	10,355	92,695
Skandinaviska Enskilda Banken AB (A Shares)	33,998	386,226
Skanska AB (B Shares)	7,161	116,894
SKF AB (B Shares)	8,066	145,746
Svenska Cellulosa AB SCA (B Shares)	12,750	174,620
Svenska Handelsbanken AB (A Shares)	30,687	271,267
Swedbank AB (A Shares)	19,054	330,726
Swedish Orphan Biovitrum AB (a)	3,555	86,457
Tele2 AB (B Shares)	11,990	127,382
Telia Co. AB	55,923	155,699
Volvo AB:
(A Shares)	4,207	89,021
(B Shares)	31,754	652,727
Volvo Car AB (a)	12,356	50,797
TOTAL SWEDEN		10,450,658
Switzerland - 6.0%
ABB Ltd. (Reg.)	33,070	1,192,955
Adecco SA (Reg.)	3,367	115,002
Alcon, Inc. (Switzerland)	10,513	762,379
Bachem Holding AG (B Shares)	688	74,738
Baloise Holdings AG	964	160,801
Banque Cantonale Vaudoise	624	65,552
Barry Callebaut AG	75	159,758
BKW AG	445	76,171
Clariant AG (Reg.)	4,540	75,476
Compagnie Financiere Richemont SA Series A	10,982	1,815,334
Credit Suisse Group AG	75,780	68,190
DSM-Firmenich AG	3,677	481,178
Ems-Chemie Holding AG	148	121,119
Geberit AG (Reg.)	755	428,074
Givaudan SA	194	677,595
Julius Baer Group Ltd.	4,499	320,721
Kuehne & Nagel International AG	1,144	337,754
Lindt & Spruengli AG	2	245,679
Lindt & Spruengli AG (participation certificate)	23	283,560
Logitech International SA (Reg.)	3,642	213,993
Lonza Group AG	1,567	977,244
Novartis AG	45,560	4,660,510
Partners Group Holding AG	478	461,609
Schindler Holding AG:
(participation certificate)	856	190,286
(Reg.)	495	105,164
SGS SA (Reg.)	3,350	301,925
Sig Group AG	6,435	171,629
Sika AG	3,073	848,833
Sonova Holding AG	1,105	348,368
Straumann Holding AG	2,349	353,409
Swatch Group AG (Bearer)	608	207,190
Swatch Group AG (Bearer) (Reg.)	1,109	69,727
Swiss Life Holding AG	649	426,059
Swiss Prime Site AG	1,616	146,169
Swisscom AG	545	373,760
Temenos Group AG	1,338	111,788
UBS Group AG	70,446	1,423,737
VAT Group AG (c)	568	199,088
Zurich Insurance Group Ltd.	3,165	1,528,944
TOTAL SWITZERLAND		20,581,468
United Arab Emirates - 0.0%
NMC Health PLC (a)	941	2
United Kingdom - 11.2%
3i Group PLC	20,477	455,593
Abrdn PLC	43,053	115,085
Admiral Group PLC	3,790	110,075
Ashtead Group PLC	9,233	531,096
Associated British Foods PLC	7,495	184,242
AstraZeneca PLC (United Kingdom)	32,622	4,800,751
Auto Trader Group PLC (c)	19,458	155,605
Aviva PLC	58,960	313,434
BAE Systems PLC	65,095	829,309
Barclays PLC	334,138	673,092
Barratt Developments PLC	21,048	132,260
Berkeley Group Holdings PLC	2,296	128,318
BP PLC	382,130	2,563,708
British American Tobacco PLC (United Kingdom)	44,785	1,654,617
British Land Co. PLC	18,531	93,202
BT Group PLC	146,215	291,896
Bunzl PLC	7,102	282,401
Burberry Group PLC	8,123	264,504
CK Hutchison Holdings Ltd.	56,556	378,101
CNH Industrial NV	21,525	302,291
Coca-Cola European Partners PLC	4,325	278,833
Compass Group PLC	37,009	976,333
Croda International PLC	2,938	257,725
DCC PLC (United Kingdom)	2,076	128,990
Diageo PLC	47,845	2,182,503
Entain PLC	12,386	224,775
Halma PLC	7,985	231,611
Hargreaves Lansdown PLC	7,486	75,546
HSBC Holdings PLC (United Kingdom)	420,403	3,029,991
Imperial Brands PLC	18,860	466,862
Informa PLC	30,120	273,528
InterContinental Hotel Group PLC	3,713	255,294
Intertek Group PLC	3,395	177,323
J Sainsbury PLC	36,986	128,477
JD Sports Fashion PLC	54,264	109,830
Johnson Matthey PLC	3,852	95,053
Just Eat Takeaway.com NV (a)(c)	3,844	67,408
Kingfisher PLC	41,395	134,165
Land Securities Group PLC	14,883	126,104
Legal & General Group PLC	125,651	369,672
Lloyds Banking Group PLC	1,417,138	860,942
London Stock Exchange Group PLC	7,957	835,431
M&G PLC	47,426	122,245
National Grid PLC	77,002	1,104,049
NatWest Group PLC	111,805	368,297
Next PLC	2,719	230,313
Ocado Group PLC (a)	12,147	77,123
Pearson PLC	13,641	151,767
Persimmon PLC	6,716	110,906
Phoenix Group Holdings PLC	15,777	117,341
Reckitt Benckiser Group PLC	15,054	1,216,511
RELX PLC (London Stock Exchange)	40,299	1,340,087
Rentokil Initial PLC	53,202	423,555
Rolls-Royce Holdings PLC (a)	176,037	337,229
Sage Group PLC	21,427	220,436
Schroders PLC	18,956	115,708
Segro PLC	25,440	266,900
Severn Trent PLC	5,291	194,962
Smith & Nephew PLC	18,317	301,677
Smiths Group PLC	7,502	158,487
Spirax-Sarco Engineering PLC	1,548	215,750
SSE PLC	23,186	534,974
St. James's Place PLC	11,448	173,582
Standard Chartered PLC (United Kingdom)	51,837	409,378
Taylor Wimpey PLC	74,271	119,662
Tesco PLC	155,733	550,587
Unilever PLC	53,350	2,970,642
United Utilities Group PLC	14,350	195,132
Vodafone Group PLC	549,772	660,346
Whitbread PLC	4,250	173,428
WPP PLC	22,689	264,427
TOTAL UNITED KINGDOM		38,671,477
United States of America - 7.1%
CSL Ltd.	10,163	2,028,909
CyberArk Software Ltd. (a)	857	106,782
Experian PLC	19,367	685,686
GSK PLC	85,566	1,543,026
Haleon PLC	106,849	469,783
Holcim AG	11,663	767,486
James Hardie Industries PLC CDI	9,377	209,249
Nestle SA (Reg. S)	57,907	7,428,861
QIAGEN NV (Germany) (a)	4,791	213,861
Roche Holding AG:
(Bearer)	561	189,793
(participation certificate)	14,795	4,632,909
Sanofi SA	24,024	2,589,025
Schneider Electric SA	11,446	1,996,090
Stellantis NV (Italy)	47,473	784,657
Swiss Re Ltd.	6,346	636,978
Tenaris SA	9,933	142,094
TOTAL UNITED STATES OF AMERICA		24,425,189
TOTAL COMMON STOCKS (Cost $300,535,029)		328,805,808

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,249	132,466
Dr. Ing. h.c. F. Porsche AG Series F (c)	2,396	299,393
Henkel AG & Co. KGaA	3,766	304,476
Porsche Automobil Holding SE (Germany)	3,222	179,456
Sartorius AG (non-vtg.)	512	198,363
Volkswagen AG	3,902	532,817

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,709,511)		1,646,971

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $496,261)	500,000	495,973

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	15,842,279	15,845,447
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	3,277,976	3,278,304
TOTAL MONEY MARKET FUNDS (Cost $19,123,751)		19,123,751

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $321,864,552)	350,072,503
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(4,374,944)
NET ASSETS - 100.0%	345,697,559

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	144	Jun 2023	15,477,120	927,704	927,704

The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,340,351 or 1.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $495,973.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	3,870,962	48,316,107	36,341,622	214,442	-	-	15,845,447	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	2,022,594	10,950,152	9,694,442	19,626	-	-	3,278,304	0.0%
Total	5,893,556	59,266,259	46,036,064	234,068	-	-	19,123,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	14,869,382	3,185,997	11,683,385	-
Consumer Discretionary	40,145,247	11,016,377	29,128,870	-
Consumer Staples	35,148,584	9,061,279	26,087,305	-
Energy	15,263,193	1,290,616	13,972,577	-
Financials	60,344,102	20,394,167	39,949,935	-
Health Care	44,583,801	6,371,023	38,212,778	-
Industrials	51,594,032	18,825,242	32,768,790	-
Information Technology	24,476,782	8,721,583	15,755,199	-
Materials	24,494,589	7,296,246	17,198,343	-
Real Estate	7,990,339	1,481,242	6,509,097	-
Utilities	11,542,728	4,661,753	6,880,975	-

Government Obligations	495,973	-	495,973	-

Money Market Funds	19,123,751	19,123,751	-	-
Total Investments in Securities:	350,072,503	111,429,276	238,643,227	-
Derivative Instruments:

Assets
Futures Contracts	927,704	927,704	-	-
Total Assets	927,704	927,704	-	-
Total Derivative Instruments:	927,704	927,704	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	927,704	0
Total Equity Risk	927,704	0
Total Value of Derivatives	927,704	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		April 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,983,918) - See accompanying schedule:
Unaffiliated issuers (cost $302,740,801)	$330,948,752
Fidelity Central Funds (cost $19,123,751)	19,123,751

Total Investment in Securities (cost $321,864,552)		$350,072,503
Segregated cash with brokers for derivative instruments		125,104
Foreign currency held at value (cost $1,050,129)		1,053,006
Receivable for fund shares sold		5,848
Dividends receivable		1,525,552
Reclaims receivable		888,822
Interest receivable		8
Distributions receivable from Fidelity Central Funds		63,247
Receivable from investment adviser for expense reductions		6,490
Total assets		353,740,580
Liabilities
Payable for investments purchased on a delayed delivery basis	$16,694
Payable for fund shares redeemed	4,695,526
Payable for daily variation margin on futures contracts	18,993
Other payables and accrued expenses	33,504
Collateral on securities loaned	3,278,304
Total Liabilities		8,043,021
Net Assets		$345,697,559
Net Assets consist of:
Paid in capital		$326,154,664
Total accumulated earnings (loss)		19,542,895
Net Assets		$345,697,559
Net Asset Value , offering price and redemption price per share ($345,697,559 ÷ 30,237,790 shares)		$11.43

Statement of Operations
		Six months ended April 30, 2023 (Unaudited)
Investment Income
Dividends		$5,475,336
Interest		8,544
Income from Fidelity Central Funds (including $19,626 from security lending)		234,068
Income before foreign taxes withheld		$5,717,948
Less foreign taxes withheld		(552,136)
Total Income		5,165,812
Expenses
Custodian fees and expenses	$73,808
Independent trustees' fees and expenses	954
Interest	964
Total expenses before reductions	75,726
Expense reductions	(54,709)
Total expenses after reductions		21,017
Net Investment income (loss)		5,144,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,040,041)
Foreign currency transactions	(47,701)
Futures contracts	1,048,372
Total net realized gain (loss)		(5,039,370)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	67,467,646
Assets and liabilities in foreign currencies	73,517
Futures contracts	683,091
Total change in net unrealized appreciation (depreciation)		68,224,254
Net gain (loss)		63,184,884
Net increase (decrease) in net assets resulting from operations		$68,329,679
Statement of Changes in Net Assets

	Six months ended April 30, 2023 (Unaudited)	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,144,795	$8,925,976
Net realized gain (loss)	(5,039,370)	(6,635,095)
Change in net unrealized appreciation (depreciation)	68,224,254	(75,895,662)
Net increase (decrease) in net assets resulting from operations	68,329,679	(73,604,781)
Distributions to shareholders	(7,730,928)	(7,139,987)
Share transactions
Proceeds from sales of shares	37,859,557	120,516,467
Reinvestment of distributions	7,730,928	7,139,987
Cost of shares redeemed	(43,903,676)	(37,152,820)
Net increase (decrease) in net assets resulting from share transactions	1,686,809	90,503,634
Total increase (decrease) in net assets	62,285,560	9,758,866

Net Assets
Beginning of period	283,411,999	273,653,133
End of period	$345,697,559	$283,411,999

Other Information
Shares
Sold	3,496,296	11,145,325
Issued in reinvestment of distributions	744,791	592,530
Redeemed	(4,103,332)	(3,449,396)
Net increase (decrease)	137,755	8,288,459

Financial Highlights
Fidelity® Series International Index Fund

	Six months ended (Unaudited) April 30, 2023	Years ended October 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$9.42	$12.55	$9.54	$10.41	$9.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.17	.34	.33	.24	.33	.05
Net realized and unrealized gain (loss)	2.11	(3.17)	2.90	(.90)	.71	(.62)
Total from investment operations	2.28	(2.83)	3.23	(.66)	1.04	(.57)
Distributions from net investment income	(.27)	(.30)	(.22)	(.20)	(.06)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.27)	(.30)	(.22)	(.21)	(.06)	-
Net asset value, end of period	$11.43	$9.42	$12.55	$9.54	$10.41	$9.43
Total Return D,E	24.45%	(23.05)%	34.15%	(6.52)%	11.06%	(5.70)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.05% H	.05%	.06%	.11%	.24%	1.18% H
Expenses net of fee waivers, if any	.01% H	.01%	.01%	.02%	.01%	.01% H
Expenses net of all reductions	.01% H	.01%	.01%	.02%	.01%	.01% H
Net investment income (loss)	3.20% H	3.14%	2.73%	2.47%	3.33%	2.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$345,698	$283,412	$273,653	$129,230	$102,589	$9,630
Portfolio turnover rate I	10% H	5%	6% J	3%	2%	1% K

A For the period August 17, 2018 (commencement of operations) through October 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended April 30, 2023

1.   Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,335,653
Gross unrealized depreciation	(24,581,894)
Net unrealized appreciation (depreciation)	$27,753,759
Tax cost	$323,246,448

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,121,022)
Long-term	(3,328,921)
Total capital loss carryforward	$(5,449,943)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	15,339,051	25,299,414
6.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Index Fund	Borrower	$8,538,000	4.07%	$964

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$2,098	$-	$-
9.   Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $52,906.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,803.
10.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period- C November 1, 2022 to April 30, 2023

Fidelity® Series International Index Fund	.01%
Actual		$ 1,000	$ 1,244.50	$ .06
Hypothetical- B		$ 1,000	$ 1,024.74	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9891250.104
IIF-SANN-0623

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2023